UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                       Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                       Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:   856-528-3500

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.0%
Communications — 6.5%
CDW Corp./De	8,050	$650,360
Imperva, Inc.*	11,400	550,050
Proofpoint, Inc.*	4,700	541,957
RingCentral, Inc., Class A*	6,000	422,100

		2,164,467

Consumer, Cyclical — 16.4%
Burlington Stores, Inc.*	4,200	632,226
Darden Restaurants, Inc.	4,200	449,652
Domino’s Pizza, Inc.	2,390	674,386
Five Below, Inc.*	6,600	644,886
Home Depot, Inc. (The)	2,360	460,436
McDonald’s Corp.	2,400	376,056
O’Reilly Automotive, Inc.*	2,380	651,097
PVH Corp.	3,200	479,104
Ross Stores, Inc.	5,700	483,075
TJX Cos, Inc. (The)	7,100	675,778

		5,526,696

Consumer, Non-cyclical — 32.2%
Abbott Laboratories	7,400	451,326
Align Technology, Inc.*	1,600	547,424
Amedisys, Inc.*	7,600	649,496
Baxter International, Inc.	6,050	446,732
Bright Horizons Family Solutions, Inc.*	5,100	522,852
Calavo Growers, Inc.	2,000	192,300
Chemed Corp.	2,050	659,710
Cintas Corp.	350	64,774
Constellation Brands, Inc., Class A	2,200	481,514
Edwards Lifesciences Corp.*	3,400	494,938
Eli Lilly & Co.	5,100	435,183

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Estee Lauder Cos, Inc. (The), Class A	4,400	$627,836
FleetCor Technologies, Inc.*	3,250	684,612
Grand Canyon Education, Inc.*	5,750	641,758
IDEXX Laboratories, Inc.*	2,400	523,056
Insperity, Inc.	7,100	676,275
Quest Diagnostics, Inc.	1,700	186,898
S&P Global, Inc.	2,860	583,125
TransUnion	9,000	644,760
UnitedHealth Group, Inc.	2,600	637,884
WellCare Health Plans, Inc.*	2,770	682,085

		10,834,538

Energy — 12.2%
Anadarko Petroleum Corp.	9,100	666,575
Cabot Oil & Gas Corp.	26,700	635,460
Chevron Corp.	1,650	208,610
ConocoPhillips	9,600	668,352
EOG Resources, Inc.	5,300	659,479
Marathon Oil Corp.	29,000	604,940
Pioneer Natural Resources Co.	3,500	662,340

		4,105,756

Financial — 3.8%
Progressive Corp. (The)	5,500	325,325
Visa, Inc., Class A	4,900	649,005
Zions Bancorporation	5,900	310,871

		1,285,201

Industrial — 4.1%
AO Smith Corp.	5,200	307,580
Exponent, Inc.	6,000	289,800

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrial — (Continued)
Masco Corp.	5,400	$202,068
Nordson Corp.	1,900	243,979
Waste Management, Inc.	4,200	341,628

		1,385,055

Technology — 20.3%
Adobe Systems, Inc.*	2,570	626,592
Fortinet, Inc.*	10,500	655,515
HubSpot, Inc.*	5,300	664,620
Microchip Technology, Inc.	4,100	372,895
Microsoft Corp.	4,600	453,606
MSCI, Inc.	3,300	545,919
NVIDIA Corp.	2,500	592,250
salesforce.com, Inc.*	4,950	675,180
ServiceNow, Inc.*	3,700	638,139
Silicon Laboratories, Inc.*	4,000	398,400
Veeva Systems, Inc., Class A*	6,900	530,334
VMware, Inc., Class A*	4,500	661,365

		6,814,815

Utilities — 1.5%
NextEra Energy, Inc.	3,000	501,090

TOTAL COMMON STOCKS (Cost $29,290,428)		32,617,618

TOTAL INVESTMENTS - 97.0% (Cost $29,290,428)		32,617,618
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		1,012,718

NET ASSETS - 100.0%		$33,630,336

*     Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,617,618	$32,617,618	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

B. Federal Tax Cost:

As of the June 30, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$29,290,428

Gross unrealized appreciation	$3,580,149
Gross unrealized depreciation	(252,959)

Net unrealized appreciation	$3,327,190

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 119.9%
COMMON STOCKS — 119.9%
Automobiles & Components — 2.6%
Aptiv PLC (Jersey)†(a)	64,149	$5,877,973
BorgWarner, Inc.†	17,695	763,716
Fiat Chrysler Automobiles NV (Netherlands)(a)(b)*	306,055	5,781,379
General Motors Co.†	8,915	351,251
Gentex Corp.(b)	87,555	2,015,516
Goodyear Tire & Rubber Co. (The)†(b)	65,215	1,518,857
Harley-Davidson, Inc.(b)	30,538	1,285,039
Lear Corp.†	7,204	1,338,575
Magna International, Inc. (Canada)†(a)	86,822	5,046,963
Modine Manufacturing Co.†*	33,469	610,809
Tenneco, Inc.†	17,381	764,069
Thor Industries, Inc.(b)	8,658	843,203
Visteon Corp.*	4,173	539,319
Winnebago Industries, Inc.(b)	2,416	98,090

		26,834,759

Capital Goods — 14.2%
3M Co.†	12,036	2,367,722
Acuity Brands, Inc.(b)	6,692	775,402
Advanced Drainage Systems, Inc.(b)	4,768	136,126
Allison Transmission Holdings, Inc.(b)	100,919	4,086,210
Altra Industrial Motion Corp.(b)	3,298	142,144
AMETEK, Inc.†	58,969	4,255,203
AO Smith Corp.(b)	42,436	2,510,089
Argan, Inc.†	41,070	1,681,816
Armstrong World Industries, Inc.(a)*	35,597	2,249,730
Boeing Co. (The)†	20,168	6,766,566
Builders FirstSource, Inc.(a)*	10,260	187,655
BWX Technologies, Inc.†	6,985	435,305
Carlisle Cos., Inc.(b)	18,712	2,026,697
Caterpillar, Inc.†(b)	18,066	2,451,014
Columbus McKinnon Corp.	8,842	383,389
Continental Building Products, Inc.†*	5,790	182,674
Cummins, Inc.†(a)	40,595	5,399,135
Curtiss-Wright Corp.†(b)	18,686	2,224,008
Douglas Dynamics, Inc.	3,353	160,944
Dover Corp.†	39,930	2,922,876
Emerson Electric Co.†	13,151	909,260
EnerSys	37	2,762
Esterline Technologies Corp.(b)*	12,002	885,748

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.(b)	46,581	$2,241,944
Fluor Corp.†	35,911	1,751,739
Gardner Denver Holdings, Inc.†*	95,024	2,792,755
Generac Holdings, Inc.*	40,440	2,091,961
General Dynamics Corp.†	14,814	2,761,478
General Electric Co.†	203,812	2,773,881
Gibraltar Industries, Inc.†*	12,190	457,125
GMS, Inc.*	4,406	119,359
Graco, Inc.(a)	29,033	1,312,872
Griffon Corp.(b)	2,527	44,981
Harris Corp.†	8,163	1,179,880
Harsco Corp.†*	40,950	904,995
Herc Holdings, Inc.(b)*	17,124	964,766
Hillenbrand, Inc.†	40,721	1,919,995
Honeywell International, Inc.†	43,754	6,302,764
Huntington Ingalls Industries, Inc.†	2,528	548,045
IDEX Corp.	6,216	848,360
Illinois Tool Works, Inc.†(a)	54,958	7,613,881
Johnson Controls International PLC (Ireland)	540	18,063
Kennametal, Inc.(b)	110,604	3,970,684
Lockheed Martin Corp.†	4,528	1,337,707
Manitowoc Co., Inc. (The)†(b)*	64,149	1,658,893
Meritor, Inc.(b)*	51,211	1,053,410
Milacron Holdings Corp.*	34,201	647,425
MSC Industrial Direct Co., Inc., Class A	5,845	495,948
National Presto Industries, Inc.	1,267	157,108
Navistar International Corp.*	15,106	615,116
Nordson Corp.(b)	7,084	909,656
Northrop Grumman Corp.†	8,989	2,765,915
nVent Electric PLC (Ireland)*	25,255	633,900
Parker-Hannifin Corp.†(a)	52,525	8,186,021
Raytheon Co.†(a)	62,061	11,988,944
Rexnord Corp.†*	5,173	150,327
Rockwell Automation, Inc.†	15,377	2,556,119
Roper Technologies, Inc.†	3,242	894,500
Snap-on, Inc.(b)	40,666	6,535,840
SPX FLOW, Inc.†(a)*	51,546	2,256,168
Stanley Black & Decker, Inc.†(a)	11,187	1,485,746
Teledyne Technologies, Inc.†*	13,650	2,717,169
Textron, Inc.†(b)	39,641	2,612,738
Toro Co. (The)	10,537	634,854
TransDigm Group, Inc.(b)	4,832	1,667,716

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.(a)*	24,234	$3,577,423
United Technologies Corp.†	10,929	1,366,453
WABCO Holdings, Inc.*	2,251	263,412
Watts Water Technologies, Inc., Class A(b)	2,720	213,248
WESCO International, Inc.*	15,132	864,037
WW Grainger, Inc.(b)	14,212	4,382,981
Xylem, Inc.†	39,680	2,673,638

		149,064,415

Commercial & Professional Services — 2.9%
ACCO Brands Corp.†	48,148	666,850
Brady Corp., Class A	3,226	124,362
Cintas Corp.†	7,451	1,378,957
Copart, Inc.†*	66,484	3,760,335
Dun & Bradstreet Corp. (The)†	24,733	3,033,502
FTI Consulting, Inc.†*	13,783	833,596
ICF International, Inc.†	3,731	265,088
Korn/Ferry International†	42,284	2,618,648
ManpowerGroup, Inc.†	41,159	3,542,144
Navigant Consulting, Inc.*	8,491	187,991
Pitney Bowes, Inc.	20,574	176,319
Quad/Graphics, Inc.†	6,723	140,040
Republic Services, Inc.†(a)	93,081	6,363,017
Robert Half International, Inc.†	29,930	1,948,443
SP Plus Corp.*	22,221	826,621
Steelcase, Inc., Class A	44,867	605,704
TriNet Group, Inc.(a)*	20,618	1,153,371
Verisk Analytics, Inc.†*	22,728	2,446,442
Waste Management, Inc.	5,408	439,887

		30,511,317

Consumer Durables & Apparel — 3.2%
Cavco Industries, Inc.†*	3,055	634,371
Columbia Sportswear Co.	7,589	694,166
Crocs, Inc.(b)*	83,835	1,476,334
Deckers Outdoor Corp.(a)(b)*	21,913	2,473,759
DR Horton, Inc.†	5,047	206,927
Garmin Ltd. (Switzerland)†(a)	107,375	6,549,875
G-III Apparel Group Ltd.(b)*	24,123	1,071,061
Hasbro, Inc.(a)(b)	32,346	2,985,859
Helen of Troy Ltd. (Bermuda)(b)*	11,175	1,100,179
Malibu Boats, Inc., Class A(b)*	2,490	104,431
Mattel, Inc.(b)	58,016	952,623

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	43,205	$2,877,453
Newell Brands, Inc.(b)	20,806	536,587
Ralph Lauren Corp.†	25,928	3,259,668
Tapestry, Inc.†(a)(b)	57,718	2,696,008
TopBuild Corp.†*	7,395	579,324
Tupperware Brands Corp.(a)(b)	42,367	1,747,215
VF Corp.†	39,373	3,209,687

		33,155,527

Consumer Services — 4.2%
Adtalem Global Education, Inc.(b)*	10,231	492,111
BJ’s Restaurants, Inc.(b)	27,287	1,637,220
Bloomin’ Brands, Inc.(b)	42,771	859,697
Boyd Gaming Corp.(a)(b)	146,903	5,091,658
Brinker International, Inc.(b)	12,506	595,286
Churchill Downs, Inc.	994	294,721
Darden Restaurants, Inc.	29,671	3,176,577
Dine Brands Global, Inc.†	3,434	256,863
Graham Holdings Co., Class B†	1,609	943,035
Hilton Worldwide Holdings, Inc.†	10,417	824,610
Hyatt Hotels Corp., Class A†	57,081	4,403,799
Jack in the Box, Inc.†	31,666	2,695,410
K12, Inc.*	4,090	66,953
Las Vegas Sands Corp.(a)	15,627	1,193,278
Marriott International, Inc., Class A†(a)	29,802	3,772,933
McDonald’s Corp.†	14,440	2,262,604
Planet Fitness, Inc., Class A(a)*	13,282	583,611
Red Robin Gourmet Burgers, Inc.(b)*	10,260	478,116
Ruth’s Hospitality Group, Inc.(b)	14,304	401,227
Service Corp. International(b)	14,789	529,298
Stars Group, Inc. (The) (Canada)(a)(b)*	39,658	1,439,585
Vail Resorts, Inc.(b)	10,347	2,837,044
Wyndham Destinations, Inc.†	18,032	798,277
Wyndham Hotels & Resorts, Inc.†	15,448	908,806
Yum! Brands, Inc.†	97,895	7,657,347

		44,200,066

Energy — 4.3%
Cameco Corp. (Canada)†(b)	260,205	2,927,306
Core Laboratories NV (Netherlands)	5,496	693,650
CVR Energy, Inc.(b)	5,614	207,662
Delek US Holdings, Inc.†(a)	107,900	5,413,343
DHT Holdings, Inc. (Marshall Islands)	5,966	27,981

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamond Offshore Drilling, Inc.(b)*	64,420	$1,343,801
Exterran Corp.†*	20,245	506,935
Frank’s International NV(Netherlands)(b)	76,440	596,232
FTS International, Inc.(b)*	53,137	756,671
Halliburton Co.†(a)	121,247	5,463,390
HollyFrontier Corp.(a)	30,031	2,055,021
Kinder Morgan, Inc.†	125,390	2,215,641
Mammoth Energy Services, Inc.(b)*	49,661	1,686,488
Noble Corp. PLC (United Kingdom)(b)*	90,665	573,909
Phillips 66†	42,175	4,736,674
Rowan Cos. PLC, Class A (United Kingdom)†*	67,060	1,087,713
RPC, Inc.	203,328	2,962,489
Schlumberger Ltd. (Curacao)	18,042	1,209,355
SEACOR Holdings, Inc.†*	19,159	1,097,236
Ship Finance International Ltd. (Bermuda)(b)	61,763	923,357
TechnipFMC PLC (United Kingdom)†(a)	143,106	4,542,184
Transocean Ltd. (Switzerland)(b)*	81,476	1,095,037
Weatherford International PLC (Ireland)(b)*	827,394	2,722,126

		44,844,201

Food & Staples Retailing — 3.2%
Kroger Co. (The)†	229,158	6,519,545
Performance Food Group Co.†*	51,941	1,906,235
Rite Aid Corp.(b)*	271,831	470,268
Sysco Corp.†(a)	96,061	6,560,006
US Foods Holding Corp.†*	37,038	1,400,777
Walgreens Boots Alliance, Inc.†	110,271	6,617,914
Walmart, Inc.†	109,077	9,342,445
Weis Markets, Inc.(b)	10,574	564,017

		33,381,207

Food, Beverage & Tobacco — 7.9%
Altria Group, Inc.†	155,902	8,853,675
Archer-Daniels-Midland Co.†	16,349	749,275
Brown-Forman Corp., Class B(b)	92,877	4,551,902
Coca-Cola Co. (The)†	54,580	2,393,879
Conagra Brands, Inc.†	188,174	6,723,457
Dean Foods Co.(b)	81,087	852,224
General Mills, Inc.†	124,964	5,530,907

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)†	48,467	$4,510,339
Ingredion, Inc.†(b)	38,013	4,208,039
JM Smucker Co. (The)†(b)	46,868	5,037,373
Kellogg Co.(b)	16,142	1,127,842
Kraft Heinz Co. (The)†(a)	114,787	7,210,919
McCormick & Co., Inc., non-voting shares(b)	13,778	1,599,488
Mondelez International, Inc., Class A†(a)	136,025	5,577,025
PepsiCo, Inc.†	86,796	9,449,481
Philip Morris International, Inc.†(a)	96,983	7,830,407
Tyson Foods, Inc., Class A†	85,532	5,888,878
Universal Corp.	11,603	766,378

		82,861,488

Health Care Equipment & Services — 9.1%
Abbott Laboratories†	26,891	1,640,082
Allscripts Healthcare Solutions, Inc.(b)*	137,422	1,649,064
AmerisourceBergen Corp.†	13,657	1,164,532
AMN Healthcare Services, Inc.(b)*	19,425	1,138,305
Avanos Medical, Inc.*	29,027	1,661,796
Boston Scientific Corp.†*	12,608	412,282
Brookdale Senior Living, Inc.†(b)*	115,510	1,049,986
Cantel Medical Corp.	3,678	361,768
Cardinal Health, Inc.†(a)	84,154	4,109,240
Cerner Corp.†(a)*	70,764	4,230,980
CONMED Corp.†(b)	19,260	1,409,832
Cotiviti Holdings, Inc.†*	83,054	3,665,173
CVS Health Corp.†	64,384	4,143,110
Danaher Corp.†	58,676	5,790,148
Encompass Health Corp.†	9,190	622,347
Envision Healthcare Corp.(a)(b)*	122,844	5,406,364
Express Scripts Holding Co.†*	79,329	6,124,992
Globus Medical, Inc., Class A†*	71,820	3,624,037
Haemonetics Corp.†*	7,805	699,952
HCA Healthcare, Inc.†	26,885	2,758,401
HealthStream, Inc.	188	5,134
Hill-Rom Holdings, Inc.†	6,690	584,305
ICU Medical, Inc.†(a)*	11,575	3,398,999
Integer Holdings Corp.†*	34,001	2,198,165
Kindred Healthcare LLC†*	1,565	14,085
Laboratory Corp. of America Holdings†*	28,589	5,132,583
LifePoint Health, Inc.†(b)*	33,242	1,622,210

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Masimo Corp.*	7,731	$754,932
McKesson Corp.	25,286	3,373,152
Medtronic PLC (Ireland)†	129,817	11,113,633
Owens & Minor, Inc.(b)	146,797	2,452,978
Quality Systems, Inc.(b)*	25,597	499,142
Quest Diagnostics, Inc.	972	106,862
ResMed, Inc.(b)	21,336	2,209,983
STERIS PLC (United Kingdom)	3,470	364,385
Stryker Corp.†	11,667	1,970,090
Tenet Healthcare Corp.†*	54,665	1,835,104
Universal Health Services, Inc., Class B†(b)	19,283	2,148,898
Varex Imaging Corp.(b)*	8,080	299,687
Varian Medical Systems, Inc.†(b)*	14,889	1,693,177
Veeva Systems, Inc., Class A(b)*	4,169	320,429
Zimmer Biomet Holdings, Inc.†	16,166	1,801,539

		95,561,863

Household & Personal Products — 4.2%
Avon Products, Inc.(a)*	725,858	1,175,890
Church & Dwight Co., Inc.(a)(b)	48,785	2,593,411
Colgate-Palmolive Co.†(a)	118,393	7,673,050
Estee Lauder Cos., Inc. (The), Class A†(a)	85,943	12,263,207
Kimberly-Clark Corp.†(b)	113,157	11,919,958
Procter & Gamble Co. (The)†(a)	111,469	8,701,270

		44,326,786

Materials — 4.0%
AdvanSix, Inc.*	14,379	526,703
Albemarle Corp.(b)	4,108	387,508
CF Industries Holdings, Inc.(a)	20,394	905,494
Chemours Co. (The)	21,042	933,423
Domtar Corp.†	53,051	2,532,655
Eagle Materials, Inc.†(a)	39,700	4,167,309
Ecolab, Inc.(a)	36,467	5,117,414
GCP Applied Technologies, Inc.*	28,182	815,869
Innospec, Inc.	5,863	448,813
International Paper Co.†(b)	61,242	3,189,483
KMG Chemicals, Inc.	9,025	665,864
Kraton Corp.†(b)*	39,881	1,840,109
LyondellBasell Industries NV, Class A (Netherlands)†	41,682	4,578,768
Methanex Corp. (Canada)	63,449	4,485,844
Minerals Technologies, Inc.	5,216	393,026

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Norbord, Inc. (Canada)(b)	5,963	$245,199
PolyOne Corp.†(a)(b)	32,383	1,399,593
RPM International, Inc.(b)	56,603	3,301,087
Sensient Technologies Corp.(b)	2,338	167,284
Silgan Holdings, Inc.(b)	5,160	138,443
Sonoco Products Co.†(b)	41,345	2,170,612
Verso Corp., Class A*	45,420	988,339
Westlake Chemical Corp.†(b)	28,489	3,066,271

		42,465,110

Media — 4.6%
AMC Entertainment Holdings, Inc., Class A(b)	119,041	1,892,752
CBS Corp., Class B, non-voting shares†	158,680	8,920,990
Comcast Corp., Class A†	143,002	4,691,896
DISH Network Corp., Class A†(b)*	116,174	3,904,608
Gannett Co., Inc.(b)	131,744	1,409,661
Interpublic Group of Cos., Inc. (The)†(b)	112,879	2,645,884
John Wiley & Sons, Inc., Class A	3,610	225,264
Loral Space & Communications, Inc.*	2,744	103,174
MSG Networks, Inc., Class A†*	22,021	527,403
News Corp., Class A(a)	188,206	2,917,193
Omnicom Group, Inc.(a)(b)	75,002	5,720,403
Tribune Media Co., Class A	8,558	327,515
Twenty-First Century Fox, Inc., Class A†	81,644	4,056,890
Viacom, Inc., Class B†	50,437	1,521,180
Walt Disney Co. (The)†	90,194	9,453,233

		48,318,046

Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
AbbVie, Inc.†	52,451	4,859,585
Agilent Technologies, Inc.†(a)	56,385	3,486,848
Amgen, Inc.†	27,413	5,060,166
ANI Pharmaceuticals, Inc.(b)*	3,035	202,738
Biogen, Inc.†*	14,680	4,260,723
Bristol-Myers Squibb Co.†	54,050	2,991,127
Bruker Corp.†	28,947	840,621
Cambrex Corp.(b)*	12,832	671,114
Celgene Corp.†*	111,464	8,852,471
ChemoCentryx, Inc.*	18	237
Exelixis, Inc.†*	24,431	525,755
Gilead Sciences, Inc.†	84,693	5,999,652
Innoviva, Inc.(b)*	112,149	1,547,656

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson†	60,513	$7,342,647
Ligand Pharmaceuticals, Inc.(b)*	2,548	527,869
Merck & Co., Inc.†	78,497	4,764,768
Pfizer, Inc.†	215,989	7,836,081
Phibro Animal Health Corp., Class A	2,400	110,520
PRA Health Sciences, Inc.(b)*	3,942	368,025
Prestige Brands Holdings, Inc.(b)*	16,972	651,385
Regeneron Pharmaceuticals, Inc.(a)*	4,963	1,712,185
REGENXBIO, Inc.*	4,572	328,041
Sarepta Therapeutics, Inc.(b)*	1,167	154,254
Waters Corp.†*	13,141	2,543,966
Zoetis, Inc.†	76,004	6,474,781

		72,113,215

Retailing — 9.9%
1-800-Flowers.com, Inc., Class A*	23	289
Abercrombie & Fitch Co., Class A(b)	34,466	843,728
Advance Auto Parts, Inc.†(a)	48,646	6,601,262
Amazon.com, Inc.†(a)*	6,541	11,118,392
Asbury Automotive Group, Inc.†(b)*	17,800	1,220,190
AutoNation, Inc.(b)*	83,416	4,052,349
AutoZone, Inc.†(a)(b)*	11,688	7,841,830
Bed Bath & Beyond, Inc.(b)	198,660	3,958,300
Best Buy Co., Inc.†(b)	60,031	4,477,112
Booking Holdings, Inc.†*	983	1,992,630
Buckle, Inc. (The)(b)	4,312	115,993
CarMax, Inc.(b)*	10,619	773,807
Chico’s FAS, Inc.(b)	61,074	497,142
Dollar General Corp.†(b)	27,252	2,687,047
Dollar Tree, Inc.†(a)*	24,894	2,115,990
Foot Locker, Inc.(a)	36,004	1,895,611
Gap, Inc. (The)(b)	15,483	501,494
Groupon, Inc.(b)*	71,539	307,618
Home Depot, Inc. (The)†	35,823	6,989,067
Kohl’s Corp.(b)	25,259	1,841,381
L Brands, Inc.(a)(b)	58,082	2,142,064
Lowe’s Cos., Inc.†(a)(b)	82,087	7,845,055
Macy’s, Inc.†(b)	66,810	2,500,698
Michaels Cos., Inc. (The)(b)*	32,000	613,440
Nutrisystem, Inc.(b)	22,946	883,421
O’Reilly Automotive, Inc.†(a)(b)*	17,205	4,706,772
Penske Automotive Group, Inc.(b)	4,933	231,111
PetMed Express, Inc.(b)	15,386	677,753
RH(b)*	1,962	274,091

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.†(a)	66,829	$5,663,758
Tailored Brands, Inc.(b)	88,319	2,253,901
Target Corp.†	42,216	3,213,482
Tiffany & Co.	24,927	3,280,393
TJX Cos., Inc. (The)†(a)(b)	67,450	6,419,891
Ulta Beauty, Inc.†(b)*	11,951	2,790,080

		103,327,142

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Energy Industries, Inc.(b)*	24,100	1,399,969
Analog Devices, Inc.(a)(b)	53,475	5,129,322
Applied Materials, Inc.†(a)	72,405	3,344,387
Axcelis Technologies, Inc.†*	12,384	245,203
Cabot Microelectronics Corp.(b)	2,758	296,650
Cirrus Logic, Inc.(a)(b)*	98,380	3,770,905
Cohu, Inc.(b)	7,908	193,825
Diodes, Inc.(b)*	16,909	582,853
Intel Corp.†	64,343	3,198,491
KLA-Tencor Corp.†	35,006	3,589,165
Lam Research Corp.†(b)	29,778	5,147,127
Marvell Technology Group Ltd.
(Bermuda)†(b)	19,722	422,840
Maxim Integrated Products, Inc.†	6,352	372,608
Micron Technology, Inc.†(b)*	280,575	14,713,353
MKS Instruments, Inc.†	13,410	1,283,337
Nanometrics, Inc.*	4,946	175,138
ON Semiconductor Corp.†*	154,399	3,433,062
Qorvo, Inc.†(b)*	38,282	3,069,068
QUALCOMM, Inc.†	73,593	4,130,039
Skyworks Solutions, Inc.(a)	39,079	3,776,985
SMART Global Holdings, Inc.
(Cayman Islands)(a)(b)*	61,990	1,975,621
Texas Instruments, Inc.†	55,769	6,148,532
Xcerra Corp.†*	129,589	1,810,358

		68,208,838

Software & Services — 17.8%
Accenture PLC, Class A (Ireland)†(a)(b)	44,203	7,231,169
Adobe Systems, Inc.(a)*	13,179	3,213,172
Akamai Technologies, Inc.†*	34,110	2,497,875
Alphabet, Inc., Class A†*	9,414	10,630,195
ANSYS, Inc.†*	18,049	3,143,775
Appfolio, Inc., Class A(b)*	15,340	938,041
Aspen Technology, Inc.†*	24,662	2,287,154

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Automatic Data Processing, Inc.†	64,782	$8,689,858
Avaya Holdings Corp.*	16,429	329,894
Blucora, Inc.†*	24,910	921,670
Booz Allen Hamilton Holding Corp.	2,995	130,971
Broadridge Financial Solutions, Inc.	17,757	2,043,831
CA, Inc.†	170,789	6,088,628
Cadence Design Systems, Inc.†*	14,033	607,769
Cardtronics PLC, Class A (United Kingdom)†(b)*	61,462	1,486,151
Cars.com, Inc.(b)*	34,982	993,139
CDK Global, Inc.†	49,579	3,225,114
CGI Group, Inc., Class A (Canada)†(b)*	37,755	2,390,647
Cision Ltd. (Cayman Islands)*	11,901	177,920
Citrix Systems, Inc.†*	64,086	6,718,776
Conduent, Inc.(b)*	30,920	561,816
Convergys Corp.(b)	31,849	778,390
DXC Technology Co.†(a)	125,705	10,133,080
eBay, Inc.†*	230,094	8,343,208
Envestnet, Inc.(b)*	7,661	420,972
Etsy, Inc.†*	92,853	3,917,468
Facebook, Inc., Class A†*	40,112	7,794,564
Fair Isaac Corp.†*	5,556	1,074,086
Fidelity National Information Services, Inc.†(a)	27,495	2,915,295
Fiserv, Inc.†*	44,228	3,276,853
Fortinet, Inc.(a)*	51,287	3,201,847
GoDaddy, Inc., Class A(b)*	30,192	2,131,555
GrubHub, Inc.(b)*	3,871	406,107
GTT Communications, Inc.(b)*	26,138	1,176,210
IAC/InterActiveCorp.†(a)*	20,648	3,148,614
International Business Machines Corp.†(a)	62,985	8,799,004
Intuit, Inc.(a)	63,603	12,994,411
j2 Global, Inc.(b)	11,221	971,851
LogMeIn, Inc.(b)	17,285	1,784,676
Manhattan Associates, Inc.†*	5,407	254,183
Mastercard, Inc., Class A†(a)	7,556	1,484,905
MAXIMUS, Inc.	4,795	297,817
Microsoft Corp.†	39,253	3,870,738
MicroStrategy, Inc., Class A†*	2,767	353,484
NIC, Inc.(b)	99,277	1,543,757
Open Text Corp. (Canada)†	41,736	1,468,690
Oracle Corp.†(a)	248,461	10,947,192

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.†	86,015	$5,879,125
Paycom Software, Inc.(b)*	3,731	368,735
Progress Software Corp.†(a)(b)	68,650	2,664,993
Qualys, Inc.(b)*	8,717	734,843
Red Hat, Inc.(a)(b)*	26,389	3,545,890
Science Applications International Corp.	3,578	289,568
SS&C Technologies Holdings, Inc.†	35,672	1,851,377
Stamps.com, Inc.(b)*	306	77,433
Synopsys, Inc.†*	46,295	3,961,463
TechTarget, Inc.*	510	14,484
Total System Services, Inc.(a)	712	60,178
Tyler Technologies, Inc.(b)*	6,359	1,412,334
VeriSign, Inc.†*	24,987	3,433,714
Visa, Inc., Class A(a)(b)	26,992	3,575,090
Web.com Group, Inc.†*	44,213	1,142,906

		186,808,655

Technology Hardware & Equipment — 8.4%
Amphenol Corp., Class A†(b)	41,922	3,653,502
Apple, Inc.†	56,219	10,406,699
Casa Systems, Inc.(b)*	61,856	1,010,108
CDW Corp.†	3,433	277,352
Cisco Systems, Inc.†	271,058	11,663,626
Comtech Telecommunications Corp.	19	606
Diebold Nixdorf, Inc.(b)	46,024	549,987
Dolby Laboratories, Inc., Class A(b)	36,370	2,243,665
EchoStar Corp., Class A*	16,318	724,519
Electro Scientific Industries, Inc.†*	89,728	1,415,011
F5 Networks, Inc.†*	20,662	3,563,162
FLIR Systems, Inc.†(a)(b)	92,118	4,787,372
Hewlett Packard Enterprise Co.†	6,652	97,186
HP, Inc.†	406,878	9,232,062
Insight Enterprises, Inc.*	4,535	221,898
InterDigital, Inc.†	21,536	1,742,262
Jabil, Inc.†(b)	110,016	3,043,043
Juniper Networks, Inc.†	60,976	1,671,962
KEMET Corp.†*	60,153	1,452,695
Keysight Technologies, Inc.*	4,906	289,601
Knowles Corp.(b)*	19,905	304,546
Lumentum Holdings, Inc.(b)*	39,405	2,281,550
Mesa Laboratories, Inc.	124	26,174
Mitel Networks Corp. (Canada)†*	31,613	346,795
Motorola Solutions, Inc.†	39,616	4,610,114

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
MTS Systems Corp.	17	$895
NetApp, Inc.†(b)	72,486	5,692,326
NETGEAR, Inc.(b)*	4,871	304,438
OSI Systems, Inc.(b)*	12,882	996,165
Plantronics, Inc.†	10,097	769,896
Seagate Technology PLC (Ireland)†(b)	142,385	8,040,481
Systemax, Inc.	13,514	463,936
TE Connectivity Ltd. (Switzerland)(a)	24,563	2,212,144
Vishay Intertechnology, Inc.(b)	117,128	2,717,370
Western Digital Corp.	2,735	211,716
Xerox Corp.	5,640	135,360
Zebra Technologies Corp., Class A†*	8,265	1,183,961

		88,344,185

Telecommunication Services — 1.6%
AT&T, Inc.†	153,085	4,915,568
BCE, Inc. (Canada)†(b)	41,848	1,694,426
Intelsat SA (Luxembourg)*	23,158	385,812
Rogers Communications, Inc., Class B (Canada)†	58,708	2,786,282
Verizon Communications, Inc.†	77,854	3,916,835
Vonage Holdings Corp.(a)(b)*	198,948	2,564,440

		16,263,363

Transportation — 4.4%
American Airlines Group, Inc.(b)	19,910	755,784
CH Robinson Worldwide, Inc.(a)(b)	78,058	6,530,332
CSX Corp.†	8,232	525,037
Delta Air Lines, Inc.	36,224	1,794,537
Expeditors International of Washington, Inc.†	99,736	7,290,702
FedEx Corp.(a)(b)	43,170	9,802,180
Heartland Express, Inc.	194	3,599
JB Hunt Transport Services, Inc.(b)	1,532	186,215
Landstar System, Inc.†(b)	14,414	1,574,009
Norfolk Southern Corp.†	38,582	5,820,866
Old Dominion Freight Line, Inc.(a)(b)	15,752	2,346,418
Schneider National, Inc., Class B(b)	23,113	635,839
Southwest Airlines Co.†(b)	93,022	4,732,959
Union Pacific Corp.†	29,295	4,150,516
XPO Logistics, Inc.(b)*	908	90,963

		46,239,956

TOTAL COMMON STOCKS (Cost $1,179,901,813)		1,256,830,139

	Par Value	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc.
6.00%, 03/01/2027	$785	$769

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		769

TOTAL LONG POSITIONS - 119.9%		1,256,830,908

(Cost $1,179,902,598)

	Number of Shares
SHORT POSITIONS — (60.0)%
COMMON STOCKS — (60.0)%
Automobiles & Components — (1.5)%
Adient PLC (Ireland)	(12,797)	(629,484)
American Axle & Manufacturing Holdings, Inc.*	(148,875)	(2,316,495)
Cooper Tire & Rubber Co.	(73,331)	(1,928,605)
Dorman Products, Inc.*	(17,889)	(1,221,998)
Ford Motor Co.	(147,578)	(1,633,688)
Fox Factory Holding Corp.*	(22,470)	(1,045,978)
Gentherm, Inc.*	(34,343)	(1,349,680)
LCI Industries	(33,043)	(2,978,827)
Standard Motor Products, Inc.	(6,012)	(290,620)
Tesla, Inc.*	(5,835)	(2,001,113)

		(15,396,488)

Capital Goods — (7.4)%
AAON, Inc.	(24,526)	(815,490)
Actuant Corp., Class A	(31,998)	(939,141)
Aerovironment, Inc.*	(14,520)	(1,037,164)
Alamo Group, Inc.	(4,195)	(379,060)
American Railcar Industries, Inc.	(16,007)	(631,956)
American Woodmark Corp.*	(26,135)	(2,392,659)
Apogee Enterprises, Inc.	(10,026)	(482,952)
Applied Industrial Technologies, Inc.	(3,800)	(266,570)
Astec Industries, Inc.	(9,522)	(569,416)
Astronics Corp.*	(19,771)	(711,163)
Barnes Group, Inc.	(9,707)	(571,742)
Beacon Roofing Supply, Inc.*	(87,781)	(3,741,226)
Briggs & Stratton Corp.	(17,921)	(315,589)
CIRCOR International, Inc.	(20,877)	(771,614)
Crane Co.	(11,562)	(926,463)
Cubic Corp.	(12,567)	(806,801)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
DXP Enterprises, Inc.*	(7,863)	$(300,367)
Encore Wire Corp.	(2,491)	(118,198)
Engility Holdings, Inc.*	(4,050)	(124,092)
EnPro Industries, Inc.	(33,981)	(2,376,971)
ESCO Technologies, Inc.	(1,882)	(108,591)
Evoqua Water Technologies Corp.*	(9,890)	(202,745)
Flowserve Corp.	(5,467)	(220,867)
Franklin Electric Co., Inc.	(10,828)	(488,343)
Global Brass & Copper Holdings, Inc.	(6,571)	(206,001)
Hubbell, Inc.	(6,626)	(700,633)
Hyster-Yale Materials Handling, Inc.	(5,992)	(384,986)
Ingersoll-Rand PLC (Ireland)	(15,896)	(1,426,348)
Jacobs Engineering Group, Inc.	(13,394)	(850,385)
JELD-WEN Holding, Inc.*	(111,265)	(3,181,066)
Kratos Defense & Security Solutions, Inc.*	(375,232)	(4,318,920)
L3 Technologies, Inc.	(13,872)	(2,667,863)
Lindsay Corp.	(7,655)	(742,458)
Lydall, Inc.*	(4,953)	(216,198)
Masco Corp.	(51,970)	(1,944,717)
MasTec, Inc.*	(32,165)	(1,632,374)
Maxar Technologies Ltd. (Canada)	(31,613)	(1,597,089)
Mercury Systems, Inc.*	(81,135)	(3,087,998)
Moog, Inc., Class A	(2,213)	(172,525)
MRC Global, Inc.*	(199,803)	(4,329,731)
Mueller Industries, Inc.	(28,712)	(847,291)
Mueller Water Products, Inc., Class A	(96,772)	(1,134,168)
NOW, Inc.*	(295,322)	(3,936,642)
Owens Corning	(34,621)	(2,193,933)
Patrick Industries, Inc.*	(3,962)	(225,240)
Primoris Services Corp.	(11,315)	(308,107)
Raven Industries, Inc.	(18,690)	(718,630)
Regal Beloit Corp.	(9,645)	(788,961)
REV Group, Inc.	(60,866)	(1,035,331)
SPX Corp.*	(41,081)	(1,439,889)
Sunrun, Inc.*	(65,089)	(855,920)
Terex Corp.	(27,727)	(1,169,802)
Textainer Group Holdings Ltd. (Bermuda)*	(3,513)	(55,857)
Thermon Group Holdings, Inc.*	(25,644)	(586,478)
Timken Co. (The)	(89,512)	(3,898,248)
Titan International, Inc.	(7,270)	(78,007)
TPI Composites, Inc.*	(14,528)	(424,799)
Trex Co., Inc.*	(41,820)	(2,617,514)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Triumph Group, Inc.	(14,226)	$(278,830)
Universal Forest Products, Inc.	(3,255)	(119,198)
USG Corp.*	(78,932)	(3,403,548)
Valmont Industries, Inc.	(1,297)	(195,523)
Vicor Corp.*	(13,877)	(604,343)
Wesco Aircraft Holdings, Inc.*	(149,514)	(1,682,032)
Woodward, Inc.	(31,606)	(2,429,237)

		(77,786,000)

Commercial & Professional Services — (1.3)%
ABM Industries, Inc.	(44,151)	(1,288,326)
Advanced Disposal Services, Inc.*	(42,258)	(1,047,153)
Barrett Business Services, Inc.	(2,806)	(270,975)
Casella Waste Systems, Inc., Class A*	(9,596)	(245,754)
CBIZ, Inc.*	(11,238)	(258,474)
Clean Harbors, Inc.*	(67,115)	(3,728,238)
Forrester Research, Inc.	(1,942)	(81,467)
Healthcare Services Group, Inc.	(14,581)	(629,753)
Heidrick & Struggles International, Inc.	(11,871)	(415,485)
HNI Corp.	(17,757)	(660,560)
Huron Consulting Group, Inc.*	(6,898)	(282,128)
Interface, Inc.	(17,082)	(392,032)
Kelly Services, Inc., Class A	(13,341)	(299,505)
Knoll, Inc.	(5,521)	(114,892)
MSA Safety, Inc.	(2,397)	(230,927)
Multi-Color Corp.	(19,109)	(1,235,397)
Ritchie Bros Auctioneers, Inc. (Canada)	(12,096)	(412,716)
Team, Inc.*	(44,862)	(1,036,312)
Tetra Tech, Inc.	(10,055)	(588,218)
TrueBlue, Inc.*	(15,566)	(419,504)
Viad Corp.	(6,684)	(362,607)

		(14,000,423)

Consumer Durables & Apparel — (2.0)%
American Outdoor Brands Corp.*	(63,425)	(763,003)
Callaway Golf Co.	(51,164)	(970,581)
Gildan Activewear, Inc. (Canada)	(32,484)	(914,750)
GoPro, Inc., Class A*	(240,368)	(1,547,970)
Hanesbrands, Inc.	(138,354)	(3,046,555)
Installed Building Products, Inc.*	(20,841)	(1,178,559)
iRobot Corp.*	(26,854)	(2,034,728)
Johnson Outdoors, Inc., Class A	(2,065)	(174,554)
Oxford Industries, Inc.	(17,048)	(1,414,643)

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Polaris Industries, Inc.	(7,686)	$(939,076)
PVH Corp.	(14,401)	(2,156,118)
Skechers U.S.A., Inc., Class A*	(47,092)	(1,413,231)
Sturm Ruger & Co., Inc.	(3,185)	(178,360)
Tempur Sealy International, Inc.*	(69,182)	(3,324,195)
Under Armour, Inc., Class C*	(970)	(20,448)
Wolverine World Wide, Inc.	(14,399)	(500,653)

		(20,577,424)

Consumer Services — (3.8)%
Aramark	(111,720)	(4,144,812)
Belmond Ltd., Class A (Bermuda)*	(75,934)	(846,664)
Carrols Restaurant Group, Inc.*	(13,494)	(200,386)
Chegg, Inc.*	(34,421)	(956,560)
Chipotle Mexican Grill, Inc.*	(12,423)	(5,358,910)
Dave & Buster’s Entertainment, Inc.*	(105,883)	(5,040,031)
Fiesta Restaurant Group, Inc.*	(15,631)	(448,610)
Golden Entertainment, Inc.*	(24,049)	(649,083)
Houghton Mifflin Harcourt Co.*	(20,527)	(157,032)
MGM Resorts International	(23,535)	(683,221)
Monarch Casino & Resort, Inc.*	(4,851)	(213,687)
PlayAGS, Inc.*	(7,828)	(211,904)
Red Rock Resorts, Inc., Class A	(3,161)	(105,894)
Royal Caribbean Cruises Ltd. (Liberia)	(65,325)	(6,767,670)
SeaWorld Entertainment, Inc.*	(148,847)	(3,247,842)
Shake Shack, Inc., Class A*	(30,296)	(2,004,989)
Six Flags Entertainment Corp.	(6,474)	(453,504)
Sonic Corp.	(27,143)	(934,262)
Speedway Motorsports, Inc.	(263)	(4,566)
Strayer Education, Inc.	(9,920)	(1,121,059)
Weight Watchers International, Inc.*	(40,786)	(4,123,465)
Wingstop, Inc.	(12,697)	(661,768)
Wynn Resorts Ltd.	(5,853)	(979,441)

		(39,315,360)

Energy — (4.3)%
Ensco PLC, Class A (United Kingdom)	(1,032,884)	(7,498,738)
Forum Energy Technologies, Inc.*	(169,113)	(2,088,546)
Green Plains, Inc.	(176,860)	(3,236,538)
Helix Energy Solutions Group, Inc.*	(224,464)	(1,869,785)
Keane Group, Inc.*	(9,247)	(126,406)
Nabors Industries Ltd. (Bermuda)	(141,093)	(904,406)
NexGen Energy Ltd. (Canada)*	(12,330)	(22,934)
Oceaneering International, Inc.	(245,166)	(6,241,926)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oil States International, Inc.*	(58,773)	$(1,886,613)
Renewable Energy Group, Inc.*	(66,354)	(1,184,419)
Select Energy Services, Inc., Class A*	(45,585)	(662,350)
SemGroup Corp., Class A	(27,653)	(702,386)
Solaris Oilfield Infrastructure, Inc., Class A*	(72,920)	(1,042,027)
Suncor Energy, Inc. (Canada)	(60,629)	(2,466,388)
Superior Energy Services, Inc.*	(62,690)	(610,601)
Targa Resources Corp.	(138,235)	(6,841,250)
TransCanada Corp. (Canada)	(90,791)	(3,922,171)
Unit Corp.*	(49,544)	(1,266,345)
US Silica Holdings, Inc.	(42,497)	(1,091,748)
Williams Cos., Inc. (The)	(56,274)	(1,525,588)

		(45,191,165)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(33,128)	(3,481,090)
Ingles Markets, Inc., Class A	(887)	(28,207)
PriceSmart, Inc.	(17,149)	(1,551,984)
SUPERVALU, Inc.*	(86,882)	(1,782,819)
United Natural Foods, Inc.*	(98,675)	(4,209,476)

		(11,053,576)

Food, Beverage & Tobacco — (3.5)%
Boston Beer Co., Inc. (The), Class A*	(8,709)	(2,610,087)
Bunge Ltd. (Bermuda)	(49,907)	(3,479,017)
Calavo Growers, Inc.	(1,558)	(149,802)
Campbell Soup Co.	(151,006)	(6,121,783)
Coca-Cola Bottling Co. Consolidated	(9,167)	(1,238,737)
Darling Ingredients, Inc.*	(74,340)	(1,477,879)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(39,364)	(1,753,666)
Freshpet, Inc.*	(28,378)	(778,976)
Hain Celestial Group, Inc. (The)*	(60,858)	(1,813,568)
Hormel Foods Corp.	(4,801)	(178,645)
Hostess Brands, Inc.*	(40,606)	(552,242)
J&J Snack Foods Corp.	(7,608)	(1,159,992)
John B Sanfilippo & Son, Inc.	(3,469)	(258,267)
Lancaster Colony Corp.	(3,800)	(525,996)
MGP Ingredients, Inc.	(36,029)	(3,199,736)
Monster Beverage Corp.*	(4,658)	(266,903)
National Beverage Corp.*	(4,267)	(456,142)
Post Holdings, Inc.*	(64,011)	(5,506,226)
Sanderson Farms, Inc.	(50,593)	(5,319,854)

		(36,847,518)

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (5.2)%
Acadia Healthcare Co., Inc.*	(101,211)	$(4,140,542)
Amedisys, Inc.*	(11,087)	(947,495)
AtriCure, Inc.*	(46,077)	(1,246,383)
BioTelemetry, Inc.*	(73,802)	(3,321,090)
Cardiovascular Systems, Inc.*	(39,914)	(1,290,819)
Cooper Cos., Inc. (The)	(6,553)	(1,542,904)
CorVel Corp.*	(372)	(20,088)
CryoLife, Inc.*	(20,449)	(569,505)
Cutera, Inc.*	(2,885)	(116,266)
DaVita, Inc.*	(12,512)	(868,833)
DexCom, Inc.*	(19,058)	(1,810,129)
Diplomat Pharmacy, Inc.*	(21,808)	(557,412)
Ensign Group, Inc. (The)	(22,375)	(801,472)
Evolent Health, Inc., Class A*	(49,200)	(1,035,660)
Glaukos Corp.*	(62,969)	(2,559,060)
Henry Schein, Inc.*	(40,586)	(2,948,167)
Inovalon Holdings, Inc., Class A*	(62,881)	(624,094)
Insulet Corp.*	(13,215)	(1,132,526)
Integra LifeSciences Holdings Corp.*	(4,823)	(310,649)
iRhythm Technologies, Inc.*	(21,312)	(1,729,043)
K2M Group Holdings, Inc.*	(73,392)	(1,651,320)
LHC Group, Inc.*	(32,489)	(2,780,734)
Medidata Solutions, Inc.*	(42,243)	(3,403,096)
MEDNAX, Inc.*	(8,840)	(382,595)
Merit Medical Systems, Inc.*	(13,822)	(707,686)
National Research Corp.	(285)	(10,659)
Nevro Corp.*	(57,108)	(4,560,074)
Novocure Ltd. (Jersey)*	(41,628)	(1,302,956)
NxStage Medical, Inc.*	(82,083)	(2,290,116)
Omnicell, Inc.*	(18,131)	(950,971)
OraSure Technologies, Inc.*	(38,659)	(636,714)
PetIQ, Inc.*	(2,317)	(62,235)
Quidel Corp.*	(13,560)	(901,740)
RadNet, Inc.*	(21,810)	(327,150)
Select Medical Holdings Corp.*	(51,279)	(930,714)
STAAR Surgical Co.*	(11,067)	(343,077)
Surgery Partners, Inc.*	(4,231)	(63,042)
Tactile Systems Technology, Inc.*	(18,693)	(972,036)
Teladoc, Inc.*	(2,354)	(136,650)
Vocera Communications, Inc.*	(12,442)	(371,891)
Wright Medical Group NV (Netherlands)*	(160,393)	(4,163,802)

		(54,521,395)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(28,282)	$(1,144,573)
Coty, Inc., Class A	(62,136)	(876,118)
elf Beauty, Inc.*	(11,090)	(169,012)
Inter Parfums, Inc.	(4,120)	(220,420)
Spectrum Brands Holdings, Inc.	(83,308)	(6,799,599)
WD-40 Co.	(10,188)	(1,489,995)

		(10,699,717)

Materials — (4.1)%
A Schulman, Inc.	(34,254)	(1,524,303)
Ashland Global Holdings, Inc.	(20,275)	(1,585,100)
Axalta Coating Systems Ltd. (Bermuda)*	(90,522)	(2,743,722)
Boise Cascade Co.	(6,079)	(271,731)
Chase Corp.	(705)	(82,661)
Ferro Corp.*	(86,935)	(1,812,595)
FutureFuel Corp.	(324)	(4,539)
Graphic Packaging Holding Co.	(294,926)	(4,279,376)
HB Fuller Co.	(69,200)	(3,714,656)
Huntsman Corp.	(141,891)	(4,143,217)
Ingevity Corp.*	(31,629)	(2,557,521)
Innophos Holdings, Inc.	(18,039)	(858,656)
Koppers Holdings, Inc.*	(6,139)	(235,431)
Mosaic Co. (The)	(134,234)	(3,765,264)
Neenah, Inc.	(1,385)	(117,517)
Nutrien Ltd. (Canada)	(70,510)	(3,834,334)
Olin Corp.	(32,911)	(945,204)
Owens-Illinois, Inc.*	(29,689)	(499,072)
PH Glatfelter Co.	(23,047)	(451,491)
Platform Specialty Products Corp.*	(42,644)	(494,670)
PQ Group Holdings, Inc.*	(5,820)	(104,760)
Rayonier Advanced Materials, Inc.	(152,292)	(2,602,670)
Stepan Co.	(6,462)	(504,101)
Tronox Ltd., Class A (Australia)	(94,366)	(1,857,123)
US Concrete, Inc.*	(55,666)	(2,922,465)
Venator Materials PLC (United Kingdom)*	(36,392)	(595,373)

		(42,507,552)

Media — (2.1)%
Charter Communications, Inc., Class A*	(12,137)	(3,558,690)
Clear Channel Outdoor Holdings, Inc., Class A	(757)	(3,255)
Discovery, Inc., Class A*	(104,791)	(2,881,752)

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Entercom Communications Corp., Class A	(226,548)	$(1,710,437)
EW Scripps Co. (The), Class A	(66,745)	(893,716)
Gray Television, Inc.*	(5,522)	(87,248)
Live Nation Entertainment, Inc.*	(81,333)	(3,950,344)
Madison Square Garden Co. (The), Class A*	(1,682)	(521,740)
Marcus Corp. (The)	(4,073)	(132,372)
Meredith Corp.	(75,356)	(3,843,156)
National CineMedia, Inc.	(5,803)	(48,745)
New York Times Co. (The), Class A	(78,336)	(2,028,902)
Scholastic Corp.	(3,059)	(135,544)
Sirius XM Holdings, Inc.	(127,517)	(863,290)
TEGNA, Inc.	(46,372)	(503,136)
World Wrestling Entertainment, Inc., Class A	(6,696)	(487,603)

		(21,649,930)

Pharmaceuticals, Biotechnology & Life Sciences — (1.6)%
Aclaris Therapeutics, Inc.*	(32,019)	(639,420)
Aerie Pharmaceuticals, Inc.*	(9,205)	(621,798)
Alder Biopharmaceuticals, Inc.*	(21,097)	(333,333)
Bio-Rad Laboratories, Inc., Class A*	(2,984)	(861,003)
Bio-Techne Corp.	(9,745)	(1,441,773)
Coherus Biosciences, Inc.*	(20,268)	(283,752)
Dynavax Technologies Corp.*	(15,476)	(236,009)
Epizyme, Inc.*	(40,349)	(546,729)
Esperion Therapeutics, Inc.*	(7,720)	(302,547)
Flexion Therapeutics, Inc.*	(31,769)	(821,229)
Insmed, Inc.*	(25,928)	(613,197)
Intra-Cellular Therapies, Inc.*	(28,900)	(510,663)
La Jolla Pharmaceutical Co.*	(62,802)	(1,831,934)
Medicines Co. (The)*	(6,180)	(226,806)
NeoGenomics, Inc.*	(84,856)	(1,112,462)
PerkinElmer, Inc.	(24,897)	(1,823,207)
Portola Pharmaceuticals, Inc.*	(8,196)	(309,563)
Radius Health, Inc.*	(17,637)	(519,762)
Revance Therapeutics, Inc.*	(31,453)	(863,385)
TG Therapeutics, Inc.*	(26,092)	(343,110)
TherapeuticsMD, Inc.*	(84,111)	(524,853)
Theravance Biopharma, Inc. (Cayman Islands)*	(47,267)	(1,072,016)
Zogenix, Inc.*	(27,827)	(1,229,953)

		(17,068,504)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (4.1)%
Aaron’s, Inc.	(14,879)	$(646,493)
At Home Group, Inc.*	(47,969)	(1,877,986)
Boot Barn Holdings, Inc.*	(14,308)	(296,891)
Caleres, Inc.	(17,629)	(606,261)
Camping World Holdings, Inc., Class A	(142,492)	(3,559,450)
Carvana Co.*	(32,786)	(1,363,898)
Children’s Place, Inc. (The)	(41,747)	(5,043,038)
Core-Mark Holding Co., Inc.	(22,197)	(503,872)
DSW, Inc., Class A	(81,267)	(2,098,314)
Duluth Holdings, Inc., Class B*	(21,192)	(504,158)
Expedia Group, Inc.	(7,054)	(847,820)
Express, Inc.*	(66,831)	(611,504)
Floor & Decor Holdings, Inc., Class A*	(61,605)	(3,038,975)
GameStop Corp., Class A	(197,004)	(2,870,348)
Group 1 Automotive, Inc.	(22,756)	(1,433,628)
Guess?, Inc.	(103,169)	(2,207,817)
Lumber Liquidators Holdings, Inc.*	(7,516)	(183,015)
National Vision Holdings, Inc.*	(36,848)	(1,347,531)
Nordstrom, Inc.	(40,515)	(2,097,867)
Ollie’s Bargain Outlet Holdings, Inc.*	(19,318)	(1,400,555)
Overstock.com, Inc.*	(129,530)	(4,358,684)
Party City Holdco, Inc.*	(24,165)	(368,516)
Pool Corp.	(6,379)	(966,418)
Qurate Retail, Inc.*	(91,099)	(1,933,121)
Sonic Automotive, Inc., Class A	(14,096)	(290,378)
Tractor Supply Co.	(23,251)	(1,778,469)
TripAdvisor, Inc.*	(7,815)	(435,374)
Wayfair, Inc., Class A*	(5,742)	(681,920)

		(43,352,301)

Semiconductors & Semiconductor Equipment — (2.5)%
Ambarella, Inc. (Cayman Islands)*	(108,589)	(4,192,621)
Brooks Automation, Inc.	(35,351)	(1,153,150)
Cavium, Inc.*	(36,357)	(3,144,880)
CEVA, Inc.*	(9,556)	(288,591)
Cree, Inc.*	(56,479)	(2,347,832)
First Solar, Inc.*	(30,357)	(1,598,600)
FormFactor, Inc.*	(88,834)	(1,181,492)
Ichor Holdings Ltd. (Cayman Islands)*	(29,610)	(628,324)
Inphi Corp.*	(154,487)	(5,037,821)
Lattice Semiconductor Corp.*	(81,146)	(532,318)

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MACOM Technology Solutions
Holdings, Inc.*	(21,445)	$(494,093)
MaxLinear, Inc.*	(98,699)	(1,538,717)
Photronics, Inc.*	(54,664)	(435,945)
Rambus, Inc.*	(41,112)	(515,544)
Rudolph Technologies, Inc.*	(14,291)	(423,014)
Synaptics, Inc.*	(34,795)	(1,752,624)
Teradyne, Inc.	(486)	(18,502)
Ultra Clean Holdings, Inc.*	(11,467)	(190,352)
Veeco Instruments, Inc.*	(22,921)	(326,624)
Xperi Corp.	(32,852)	(528,917)

		(26,329,961)

Software & Services — (6.7)%
8x8, Inc.*	(154,546)	(3,098,647)
ACI Worldwide, Inc.*	(73,708)	(1,818,376)
Acxiom Corp.*	(146,285)	(4,381,236)
Alliance Data Systems Corp.	(932)	(217,342)
Altair Engineering, Inc., Class A*	(11,281)	(385,585)
Autodesk, Inc.*	(2,740)	(359,187)
Benefitfocus, Inc.*	(21,341)	(717,058)
Black Knight, Inc.*	(11,139)	(596,494)
BlackBerry Ltd. (Canada)*	(61,905)	(597,383)
Blackline, Inc.*	(51,901)	(2,254,060)
Box, Inc., Class A*	(70,274)	(1,756,147)
Cloudera, Inc.*	(308,091)	(4,202,361)
comScore, Inc.*	(798)	(17,396)
CSG Systems International, Inc.	(27,605)	(1,128,216)
Ellie Mae, Inc.*	(43,905)	(4,559,095)
Everbridge, Inc.*	(7,474)	(354,417)
FireEye, Inc.*	(244,166)	(3,757,715)
ForeScout Technologies, Inc.*	(62,003)	(2,124,223)
Guidewire Software, Inc.*	(13,677)	(1,214,244)
Hortonworks, Inc.*	(144,203)	(2,627,379)
Instructure, Inc.*	(16,688)	(710,074)
ManTech International Corp., Class A	(29,304)	(1,571,867)
MongoDB, Inc.*	(46,386)	(2,302,137)
Pandora Media, Inc.*	(102,188)	(805,241)
Presidio, Inc.*	(20,631)	(270,266)
PROS Holdings, Inc.*	(58,176)	(2,127,496)
Quotient Technology, Inc.*	(23,919)	(313,339)
Rapid7, Inc.*	(11,594)	(327,183)
SecureWorks Corp., Class A*	(19,767)	(246,099)
SendGrid, Inc.*	(37,263)	(988,215)
Snap, Inc., Class A*	(278,047)	(3,639,635)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Splunk, Inc.*	(4,668)	$(462,645)
Switch, Inc., Class A	(131,620)	(1,601,815)
Take-Two Interactive Software, Inc.*	(30,799)	(3,645,370)
TiVo Corp.	(70,468)	(947,795)
TrueCar, Inc.*	(309,892)	(3,126,810)
TTEC Holdings, Inc.	(753)	(26,016)
Workday, Inc., Class A*	(17,443)	(2,112,696)
Workiva, Inc.*	(37,721)	(920,392)
Worldpay, Inc., Class A*	(77,563)	(6,343,102)
Yext, Inc.*	(51,888)	(1,003,514)
Zynga, Inc., Class A*	(264,764)	(1,077,590)

		(70,735,858)

Technology Hardware & Equipment — (4.1)%
3D Systems Corp.*	(32,009)	(442,044)
Acacia Communications, Inc.*	(12,699)	(442,052)
ADTRAN, Inc.	(28,664)	(425,660)
Anixter International, Inc.*	(16,540)	(1,046,982)
ARRIS International PLC (United Kingdom)*	(94,605)	(2,312,619)
Avnet, Inc.	(12,707)	(545,003)
AVX Corp.	(7,100)	(111,257)
Badger Meter, Inc.	(9,572)	(427,868)
CalAmp Corp.*	(7,402)	(173,429)
Celestica, Inc. (Canada)*	(15,017)	(178,252)
Cray, Inc.*	(63,939)	(1,572,899)
Electronics For Imaging, Inc.*	(91,202)	(2,969,537)
Extreme Networks, Inc.*	(113,960)	(907,122)
FARO Technologies, Inc.*	(4,866)	(264,467)
Finisar Corp.*	(266,869)	(4,803,642)
Fitbit, Inc., Class A*	(710,359)	(4,638,644)
Infinera Corp.*	(299,058)	(2,969,646)
Littelfuse, Inc.	(12,929)	(2,950,139)
Methode Electronics, Inc.	(27,387)	(1,103,696)
Plexus Corp.*	(16,680)	(993,127)
Sanmina Corp.*	(166,570)	(4,880,501)
ScanSource, Inc.*	(3,554)	(143,226)
Sierra Wireless, Inc. (Canada)*	(9,165)	(146,640)
Stratasys Ltd. (Israel)*	(34,308)	(656,655)
VeriFone Systems, Inc.*	(24,309)	(554,731)
ViaSat, Inc.*	(55,392)	(3,640,362)
Viavi Solutions, Inc.*	(330,337)	(3,382,651)

		(42,682,851)

Telecommunication Services — (0.9)%
ATN International, Inc.	(12,147)	(640,997)

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Boingo Wireless, Inc.*	(46,589)	$(1,052,446)
CenturyLink, Inc.	(37,366)	(696,502)
Cincinnati Bell, Inc.*	(47,946)	(752,752)
Consolidated Communications Holdings, Inc.	(135,851)	(1,679,118)
Iridium Communications, Inc.*	(179,075)	(2,883,108)
ORBCOMM, Inc.*	(59,014)	(596,041)
Shenandoah Telecommunications Co.	(5,895)	(192,766)
Sprint Corp.*	(191,409)	(1,041,265)
United States Cellular Corp.*	(10,331)	(382,660)

		(9,917,655)

Transportation — (2.8)%
Air Transport Services Group, Inc.*	(57,842)	(1,306,651)
Allegiant Travel Co.	(18,528)	(2,574,466)
Atlas Air Worldwide Holdings, Inc.*	(54,507)	(3,908,152)
Canadian National Railway Co. (Canada)	(62,536)	(5,112,318)
Canadian Pacific Railway Ltd. (Canada)	(3,450)	(631,419)
Genesee & Wyoming, Inc., Class A*	(1,830)	(148,816)
Hub Group, Inc., Class A*	(47,161)	(2,348,618)
Kirby Corp.*	(16,882)	(1,411,335)
Matson, Inc.	(6,007)	(230,549)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Ryder System, Inc.	(89,167)	$(6,407,541)
Saia, Inc.*	(236)	(19,081)
Spirit Airlines, Inc.*	(136,143)	(4,948,798)
United Continental Holdings, Inc.*	(6,374)	(444,459)

		(29,492,203)

TOTAL COMMON STOCK (Proceeds $623,322,792)		(629,125,881)

TOTAL SECURITIES SOLD SHORT - (60.0)%		(629,125,881)

(Proceeds $623,322,792)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%		420,556,587

NET ASSETS - 100.0%		$1,048,261,614

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $183,816,002.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.2%
COMMON STOCKS — 173.2%
Automobiles & Components — 3.6%
Aptiv PLC (Jersey)†(a)	87,167	$7,987,112
BorgWarner, Inc.†	19,900	858,884
Fiat Chrysler Automobiles NV (Netherlands)(a)(b)*	228,156	4,309,867
General Motors Co.†	19,068	751,279
Gentex Corp.†(b)	78,785	1,813,631
Goodyear Tire & Rubber Co. (The)(b)	84,427	1,966,305
Harley-Davidson, Inc.(b)	36,794	1,548,292
Lear Corp.†(a)	10,270	1,908,269
Magna International, Inc. (Canada)†	62,023	3,605,397
Modine Manufacturing Co.*	39,878	727,774
Standard Motor Products, Inc.(b)	1,728	83,532
Tenneco, Inc.†	26,139	1,149,070
Thor Industries, Inc.(b)	9,642	939,034
Visteon Corp.*	5,581	721,288
Winnebago Industries, Inc.(b)	25,071	1,017,883

		29,387,617

Capital Goods — 19.4%
3M Co.†(a)	11,682	2,298,083
Acuity Brands, Inc.(b)	8,823	1,022,321
Advanced Drainage Systems, Inc.(b)	3,151	89,961
AECOM(b)*	856	28,274
Allison Transmission Holdings, Inc.(b)	92,131	3,730,384
Altra Industrial Motion Corp.(b)	6,465	278,642
AMETEK, Inc.†	67,271	4,854,275
AO Smith Corp.(b)	33,562	1,985,192
Argan, Inc.†	40,233	1,647,541
Armstrong World Industries, Inc.†*	26,928	1,701,850
Atkore International Group, Inc.*	11,729	243,611
AZZ, Inc.(b)	2,320	100,804
Boeing Co. (The)†(a)	25,515	8,560,538
Builders FirstSource, Inc.(b)*	13,904	254,304
BWX Technologies, Inc.†	6,144	382,894
Carlisle Cos., Inc.(b)	16,242	1,759,171
Caterpillar, Inc.†	22,686	3,077,810
Columbus McKinnon Corp.	7,216	312,886
Continental Building Products, Inc.†*	15,491	488,741
Crane Co.	27	2,164
Cummins, Inc.(a)	45,653	6,071,849
Curtiss-Wright Corp.†(b)	18,406	2,190,682
Deere & Co.†(a)	9,599	1,341,940
Donaldson Co., Inc.(b)	834	37,630
Douglas Dynamics, Inc.	1,115	53,520

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Dover Corp.(a)	42,914	$3,141,305
EMCOR Group, Inc.†	741	56,449
Emerson Electric Co.†	13,786	953,164
EnerSys	151	11,271
Engility Holdings, Inc.*	2,634	80,706
Esterline Technologies Corp.*	11,259	830,914
Fastenal Co.(b)	37,596	1,809,495
Federal Signal Corp.	6,955	161,982
Flowserve Corp.(b)	1,239	50,056
Fluor Corp.†(b)	32,461	1,583,448
Gardner Denver Holdings, Inc.†*	70,775	2,080,077
Generac Holdings, Inc.(a) *	46,207	2,390,288
General Dynamics Corp.	16,542	3,083,594
General Electric Co.†	195,993	2,667,465
Gibraltar Industries, Inc.†*	9,550	358,125
GMS, Inc.*	5,217	141,329
Gorman-Rupp Co. (The)	4,314	150,990
Graco, Inc.	31,703	1,433,610
Granite Construction, Inc.(b)	5,655	314,757
Griffon Corp.(b)	2,215	39,427
Harris Corp.(a)	29,465	4,258,871
Harsco Corp.(b)*	67,390	1,489,319
HD Supply Holdings, Inc.(a)*	11,410	489,375
Herc Holdings, Inc.*	5,551	312,743
Hillenbrand, Inc.†	45,915	2,164,892
Honeywell International, Inc.†	44,855	6,461,363
Huntington Ingalls Industries, Inc.†	2,365	512,708
IDEX Corp.	8,822	1,204,027
Illinois Tool Works, Inc.†(a)	49,607	6,872,554
ITT, Inc.	3,003	156,967
Johnson Controls International PLC (Ireland)†	4,569	152,833
Kadant, Inc.	15	1,442
Kennametal, Inc.(b)	79,661	2,859,830
KLX, Inc.*	3,576	257,114
Lockheed Martin Corp.	5,633	1,664,157
Manitowoc Co., Inc. (The)(b)*	64,584	1,670,142
Milacron Holdings Corp.*	24,937	472,057
MSC Industrial Direct Co., Inc., Class A	4,292	364,176
National Presto Industries, Inc.	1,273	157,852
Navistar International Corp.*	20,502	834,841
Nordson Corp.(b)	7,189	923,139
Northrop Grumman Corp.†	10,085	3,103,154

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
nVent Electric PLC (Ireland)*	26,309	$660,356
Parker-Hannifin Corp.(a)	45,401	7,075,746
Primoris Services Corp.	4,131	112,487
Raytheon Co.†	64,026	12,368,543
Rexnord Corp.†(b)*	24,285	705,722
Rockwell Automation, Inc.†	18,670	3,103,514
Roper Technologies, Inc.	3,046	840,422
Snap-on, Inc.(b)	35,057	5,634,361
Spirit AeroSystems Holdings, Inc., Class A†(b)	1,615	138,745
SPX FLOW, Inc.†*	50,900	2,227,893
Stanley Black & Decker, Inc.†(a)	10,266	1,363,427
Teledyne Technologies, Inc.†*	13,358	2,659,043
Textron, Inc.†(b)	50,028	3,297,345
Toro Co. (The)	12,521	754,390
TransDigm Group, Inc.(b)	5,833	2,013,202
TriMas Corp.(b)*	16,966	498,800
United Rentals, Inc.(a)*	19,282	2,846,409
United Technologies Corp.†	13,490	1,686,655
WABCO Holdings, Inc.*	6,499	760,513
Watts Water Technologies, Inc., Class A(b)	5,090	399,056
Welbilt, Inc.(b)*	6,911	154,184
WESCO International, Inc.*	19,298	1,101,916
WW Grainger, Inc.(b)	19,081	5,884,580
Xylem, Inc.†(b)	46,173	3,111,137

		159,635,521

Commercial & Professional Services — 3.8%
ACCO Brands Corp.(b)	53,543	741,571
Brady Corp., Class A	4,324	166,690
Cintas Corp.(a)(b)	10,607	1,963,037
Copart, Inc.†*	55,698	3,150,279
Deluxe Corp.(b)	1,198	79,320
Dun & Bradstreet Corp. (The)†	18,681	2,291,225
FTI Consulting, Inc.*	19,712	1,192,182
ICF International, Inc.†	7,908	561,863
Korn/Ferry International†	40,906	2,533,309
ManpowerGroup, Inc.†	31,031	2,670,528
Navigant Consulting, Inc.*	20,935	463,501
Quad/Graphics, Inc.†	27,496	572,742
Republic Services, Inc.†(a)	102,883	7,033,082
Robert Half International, Inc.†	45,092	2,935,489
SP Plus Corp.†*	23,337	868,136
Steelcase, Inc., Class A†	43,285	584,348

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TriNet Group, Inc.*	10,266	$574,280
Verisk Analytics, Inc.†*	22,796	2,453,761
Waste Management, Inc.†	5,779	470,064

		31,305,407

Consumer Durables & Apparel — 5.6%
Acushnet Holdings Corp.(b)	4,108	100,482
Cavco Industries, Inc.†*	2,758	572,699
Columbia Sportswear Co.	7,634	698,282
Crocs, Inc.(b)*	86,403	1,521,557
Deckers Outdoor Corp.(b)*	21,767	2,457,277
DR Horton, Inc.†	10,066	412,706
Fossil Group, Inc.*	33,074	888,698
Garmin Ltd. (Switzerland)(a)(b)	98,945	6,035,645
G-III Apparel Group Ltd.(b)*	19,922	884,537
Hasbro, Inc.(b)	38,898	3,590,674
Helen of Troy Ltd. (Bermuda)(b)*	10,419	1,025,751
La-Z-Boy, Inc.(b)	6,195	189,567
Malibu Boats, Inc., Class A(b)*	5,205	218,298
Mattel, Inc.(b)	79,318	1,302,402
Michael Kors Holdings Ltd. (British Virgin Islands)†*	66,090	4,401,594
Movado Group, Inc.	464	22,411
Newell Brands, Inc.(b)	38,915	1,003,618
NIKE, Inc., Class B	845	67,330
PulteGroup, Inc.(a)	11,331	325,766
Ralph Lauren Corp.†(b)	43,442	5,461,528
Tapestry, Inc.	68,229	3,186,977
TopBuild Corp.†(b)*	24,982	1,957,090
Tupperware Brands Corp.(b)	40,981	1,690,056
Under Armour, Inc., Class C(b)*	63,161	1,331,434
VF Corp.(a)	80,847	6,590,647

		45,937,026

Consumer Services — 5.1%
Adtalem Global Education, Inc.(b)*	12,048	579,509
BJ’s Restaurants, Inc.(b)	26,647	1,598,820
Bloomin’ Brands, Inc.(b)	38,810	780,081
Boyd Gaming Corp.(b)	125,090	4,335,619
Brinker International, Inc.(b)	19,357	921,393
Darden Restaurants, Inc.(b)	29,182	3,124,225
Dine Brands Global, Inc.(b)	6,559	490,613
Graham Holdings Co., Class B†	1,978	1,159,306
Grand Canyon Education, Inc.*	1,007	112,391
Hilton Worldwide Holdings, Inc.†	18,608	1,473,009
Hyatt Hotels Corp., Class A(a)	44,403	3,425,691

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
ILG, Inc.	4,249	$140,344
Jack in the Box, Inc.†	23,970	2,040,326
K12, Inc.*	2,997	49,061
Las Vegas Sands Corp.	13,009	993,367
Marriott International, Inc., Class A(a)	32,161	4,071,583
McDonald’s Corp.†	14,163	2,219,200
Planet Fitness, Inc., Class A(b)*	12,231	537,430
Regis Corp.*	85	1,406
Ruth’s Hospitality Group, Inc.(b)	11,447	321,088
Service Corp. International(b)	14,151	506,464
Stars Group, Inc. (The) (Canada)†(b)*	36,314	1,318,198
Vail Resorts, Inc.†(b)	7,119	1,951,959
Wyndham Destinations, Inc.†	25,936	1,148,187
Wyndham Hotels & Resorts, Inc.†	12,823	754,377
Yum! Brands, Inc.†	102,360	8,006,599

		42,060,246

Energy — 5.3%
Cameco Corp. (Canada)†	197,267	2,219,254
Cenovus Energy, Inc. (Canada)	6,065	62,955
Core Laboratories NV (Netherlands)	6,224	785,531
CVR Energy, Inc.(b)	52,896	1,956,623
Delek US Holdings, Inc.†	75,644	3,795,059
DHT Holdings, Inc. (Marshall Islands)	4,800	22,512
Diamond Offshore Drilling, Inc.(b)*	66,796	1,393,365
Dril-Quip, Inc.(b)*	3,168	162,835
Enbridge, Inc. (Canada)	3,486	124,415
Exterran Corp.†*	18,456	462,138
Exxon Mobil Corp.†(b)	12,808	1,059,606
Frank’s International NV (Netherlands)(b)	35,043	273,335
FTS International, Inc.(b)*	40,921	582,715
Halliburton Co.†	84,266	3,797,026
HollyFrontier Corp.(b)	29,840	2,041,951
Imperial Oil Ltd. (Canada)†	1,211	40,266
Kinder Morgan, Inc.†	110,192	1,947,093
Mammoth Energy Services, Inc.(b)*	37,695	1,280,122
McDermott International, Inc. (Panama)*	3,081	60,542
Noble Corp. PLC (United Kingdom)(b)*	142,708	903,342
Phillips 66†(b)	29,656	3,330,665
Rowan Cos. PLC, Class A (United Kingdom)†(b)*	113,989	1,848,902
RPC, Inc.(b)	163,134	2,376,862

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Schlumberger Ltd. (Curacao)	22,124	$1,482,972
SEACOR Holdings, Inc.*	14,347	821,653
Ship Finance International Ltd. (Bermuda)(b)	72,054	1,077,207
Superior Energy Services, Inc.*	154	1,500
TechnipFMC PLC (United Kingdom)†(b)	142,560	4,524,854
Transocean Ltd. (Switzerland)(b)*	151,385	2,034,614
Valero Energy Corp.†	7,902	875,779
Weatherford International PLC (Ireland)(b)*	639,020	2,102,376

		43,448,069

Food & Staples Retailing — 5.0%
Kroger Co. (The)†(a)(b)	366,609	10,430,026
Performance Food Group Co.*	36,772	1,349,532
Rite Aid Corp.(b)*	400,494	692,855
Sysco Corp.†(a)(b)	125,267	8,554,483
US Foods Holding Corp.(a)*	74,710	2,825,532
Walgreens Boots Alliance, Inc.†	103,927	6,237,179
Walmart, Inc.†(a)	118,944	10,187,554
Weis Markets, Inc.(b)	9,463	504,756

		40,781,917

Food, Beverage & Tobacco — 10.8%
Altria Group, Inc.†	169,977	9,652,994
Archer-Daniels-Midland Co.†	20,463	937,819
Brown-Forman Corp., Class B(b)	86,767	4,252,451
Coca-Cola Co. (The)(a)	61,982	2,718,531
Conagra Brands, Inc.†(a)(b)	176,877	6,319,815
Constellation Brands, Inc., Class A	544	119,065
Dean Foods Co.(b)	73,343	770,835
Flowers Foods, Inc.(b)	25,941	540,351
General Mills, Inc.†	121,506	5,377,856
Hershey Co. (The)(b)	55,878	5,200,007
Ingredion, Inc.†(b)	28,306	3,133,474
JM Smucker Co. (The)(b)	47,345	5,088,641
Kellogg Co.(b)	21,105	1,474,606
Kraft Heinz Co. (The)†	127,204	7,990,955
McCormick & Co., Inc., non-voting shares(b)	19,825	2,301,484
Mondelez International, Inc., Class A†(a)	174,658	7,160,978
PepsiCo, Inc.†	82,895	9,024,779
Philip Morris International, Inc.†(a)	106,116	8,567,806
TreeHouse Foods, Inc.(b)*	10,440	548,204

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	95,139	$6,550,320
Universal Corp.†	12,956	855,744

		88,586,715

Health Care Equipment & Services — 13.5%
Abbott Laboratories†	58,617	3,575,051
Allscripts Healthcare Solutions, Inc.(b)*	118,239	1,418,868
AmerisourceBergen Corp.†	30,434	2,595,107
AMN Healthcare Services, Inc.(b)*	25,299	1,482,521
Avanos Medical, Inc.*	33,118	1,896,006
Boston Scientific Corp.*	20,722	677,609
Brookdale Senior Living, Inc.(b)*	224,770	2,043,159
Cantel Medical Corp.	4,024	395,801
Cardinal Health, Inc.(a)(b)	96,856	4,729,478
Cerner Corp.(a)*	50,380	3,012,220
CONMED Corp.†(b)	18,094	1,324,481
Cotiviti Holdings, Inc.(a)*	88,762	3,917,067
CVS Health Corp.†	76,018	4,891,758
Danaher Corp.†(a)	48,531	4,789,039
Encompass Health Corp.	11,521	780,202
Envision Healthcare Corp.(a)(b)*	101,937	4,486,247
Express Scripts Holding Co.†*	119,697	9,241,805
Globus Medical, Inc., Class A†*	69,593	3,511,663
Haemonetics Corp.(a)*	22,874	2,051,340
HCA Healthcare, Inc.†	29,755	3,052,863
HealthStream, Inc.	158	4,315
Hill-Rom Holdings, Inc.†	11,049	965,020
HMS Holdings Corp.*	11,212	242,403
ICU Medical, Inc.(a)*	16,491	4,842,582
Integer Holdings Corp.†*	35,720	2,309,298
Laboratory Corp. of America Holdings†*	41,708	7,487,837
LifePoint Health, Inc.(b)*	30,440	1,485,472
Masimo Corp.*	9,781	955,115
McKesson Corp.	28,432	3,792,829
Medtronic PLC (Ireland)†(b)	130,000	11,129,300
Meridian Bioscience, Inc.†	9,281	147,568
Owens & Minor, Inc.(b)	134,753	2,251,723
Quality Systems, Inc.(b)*	35,209	686,576
ResMed, Inc.(b)	15,710	1,627,242
STERIS PLC (United Kingdom)†(b)	9,213	967,457
Stryker Corp.†(b)	10,383	1,753,273
Tabula Rasa HealthCare, Inc.(b)*	2,048	130,724
Tenet Healthcare Corp.(b)*	74,038	2,485,456

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tivity Health, Inc.(b)*	3,607	$126,966
Universal Health Services, Inc., Class B†(b)	24,841	2,768,281
Varex Imaging Corp.(b)*	8,924	330,991
Varian Medical Systems, Inc.†(a)(b)*	23,760	2,701,987
Veeva Systems, Inc., Class A(b)*	7,307	561,616
Zimmer Biomet Holdings, Inc.	13,423	1,495,859

		111,122,175

Household & Personal Products — 5.9%
Avon Products, Inc.*	639,167	1,035,451
Church & Dwight Co., Inc.(b)	67,748	3,601,484
Colgate-Palmolive Co.†	133,294	8,638,784
Edgewell Personal Care Co.(b)*	5,499	277,480
Energizer Holdings, Inc.(b)	1,735	109,236
Estee Lauder Cos., Inc. (The), Class A†(a)	90,745	12,948,404
Kimberly-Clark Corp.†(b)	112,786	11,880,877
Procter & Gamble Co. (The)†	124,807	9,742,434

		48,234,150

Materials — 5.5%
AdvanSix, Inc.*	11,379	416,813
Albemarle Corp.(b)	8,491	800,956
Avery Dennison Corp.	273	27,873
Balchem Corp.	271	26,596
Ball Corp.(b)	3,247	115,431
CF Industries Holdings, Inc.†	36,857	1,636,451
Chemours Co. (The)	23,099	1,024,672
Domtar Corp.†	57,322	2,736,552
Eagle Materials, Inc.(a)	28,753	3,018,202
Eastman Chemical Co.(b)	1,631	163,035
Ecolab, Inc.(a)(b)	24,925	3,497,725
FutureFuel Corp.	5,043	70,652
GCP Applied Technologies, Inc.*	28,805	833,905
Innospec, Inc.	4,322	330,849
International Paper Co.†(b)	45,950	2,393,076
KMG Chemicals, Inc.	4,879	359,973
Kraton Corp.(a)(b) *	38,276	1,766,055
Kronos Worldwide, Inc.(b)	47,967	1,080,697
Louisiana-Pacific Corp.†	31,240	850,353
LyondellBasell Industries NV, Class A (Netherlands)†	34,435	3,782,685
Methanex Corp. (Canada)	65,236	4,612,185
Minerals Technologies, Inc.†	10,811	814,609
Norbord, Inc. (Canada)(b)	4,684	192,606

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PolyOne Corp.(a)(b)	34,465	$1,489,577
Praxair, Inc.(b)	2,064	326,422
RPM International, Inc.(b)	46,108	2,689,019
Sensient Technologies Corp.(b)	4,532	324,265
Sonoco Products Co.(b)	30,909	1,622,722
Tronox Ltd., Class A (Australia)†	26,884	529,077
Verso Corp., Class A*	38,729	842,743
Westlake Chemical Corp.†(a)(b)	61,349	6,602,993

		44,978,769

Media — 7.9%
AMC Entertainment Holdings, Inc., Class A(b)	118,737	1,887,918
CBS Corp., Class B, non-voting shares†	158,010	8,883,322
Comcast Corp., Class A†	148,954	4,887,181
Discovery, Inc., Class A(b)*	35,504	976,360
DISH Network Corp., Class A†(a)*	135,912	4,568,002
Gannett Co., Inc.(b)	147,761	1,581,043
Interpublic Group of Cos., Inc. (The)†(b)	164,863	3,864,389
John Wiley & Sons, Inc., Class A	3,413	212,971
Loral Space & Communications, Inc.*	2,551	95,918
MSG Networks, Inc., Class A†*	46,568	1,115,304
News Corp., Class A(a)	264,362	4,097,611
Omnicom Group, Inc.(b)	79,187	6,039,592
Tribune Media Co., Class A	9,719	371,946
Twenty-First Century Fox, Inc., Class A(a)	247,256	12,286,151
Viacom, Inc., Class B†	78,234	2,359,537
Walt Disney Co. (The)†	114,354	11,985,443

		65,212,688

Pharmaceuticals, Biotechnology & Life Sciences — 10.5%
AbbVie, Inc.†(a)	53,360	4,943,804
Agilent Technologies, Inc.†(b)	43,399	2,683,794
Amgen, Inc.†	34,375	6,345,281
ANI Pharmaceuticals, Inc.(b)*	2,265	151,302
Biogen, Inc.†*	16,596	4,816,823
Bluebird Bio, Inc.(b)*	4,820	756,499
Bristol-Myers Squibb Co.†	65,375	3,617,852
Bruker Corp.	26,265	762,736
Cambrex Corp.(b)*	16,973	887,688
Celgene Corp.†*	121,708	9,666,049
Exact Sciences Corp.(b)*	42,971	2,569,236
Gilead Sciences, Inc.(a)	94,387	6,686,375

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Innoviva, Inc.(b)*	116,209	$1,603,684
Johnson & Johnson†(a)	67,984	8,249,179
Ligand Pharmaceuticals, Inc.(b)*	1,199	248,397
Merck & Co., Inc.†	129,134	7,838,434
Pfizer, Inc.†	251,327	9,118,143
Phibro Animal Health Corp., Class A†	970	44,668
PRA Health Sciences, Inc.†(b)*	17,855	1,666,943
Prestige Brands Holdings, Inc.(b)*	4,506	172,940
Regeneron Pharmaceuticals, Inc.*	7,034	2,426,660
REGENXBIO, Inc.*	914	65,580
Sarepta Therapeutics, Inc.(b)*	1,248	164,961
Waters Corp.†*	12,947	2,506,410
Zoetis, Inc.†	97,717	8,324,511

		86,317,949

Retailing — 15.4%
1-800-Flowers.com, Inc., Class A*	369	4,631
Abercrombie & Fitch Co., Class A(b)	64,212	1,571,910
Advance Auto Parts, Inc.(a)(b)	55,060	7,471,642
Amazon.com, Inc.†(a)*	10,187	17,315,863
Asbury Automotive Group, Inc.(b)*	21,878	1,499,737
AutoNation, Inc.(b)*	60,758	2,951,624
AutoZone, Inc.†(a)*	12,267	8,230,298
Bed Bath & Beyond, Inc.(b)	174,194	3,470,815
Best Buy Co., Inc.(b)	64,523	4,812,125
Booking Holdings, Inc.†(a)*	1,088	2,205,474
CarMax, Inc.*	6,674	486,334
Dick’s Sporting Goods, Inc.(b)	5,598	197,330
Dollar General Corp.†(b)	32,359	3,190,597
Dollar Tree, Inc.†*	28,287	2,404,395
Foot Locker, Inc.(b)	36,215	1,906,720
Gap, Inc. (The)(b)	38,957	1,261,817
Groupon, Inc.(b)*	108,612	467,032
Home Depot, Inc. (The)†(a)(b)	51,727	10,091,938
Kohl’s Corp.(b)	52,180	3,803,922
L Brands, Inc.†(b)	58,784	2,167,954
Lands’ End, Inc.*	4,405	122,900
Lowe’s Cos., Inc.†	73,755	7,048,765
Macy’s, Inc.(b)	55,201	2,066,173
Michaels Cos., Inc. (The)(b)*	21,747	416,890
Murphy USA, Inc.(b)*	2,869	213,138
Nutrisystem, Inc.(b)	60,694	2,336,719
Office Depot, Inc.	38,996	99,440
O’Reilly Automotive, Inc.(a)(b)*	14,104	3,858,431

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Penske Automotive Group, Inc.(b)	11,438	$535,870
PetMed Express, Inc.(b)	24,626	1,084,775
RH(b)*	14,690	2,052,193
Ross Stores, Inc.†	79,518	6,739,150
Shutterfly, Inc.(b)*	4,558	410,357
Signet Jewelers Ltd. (Bermuda)(b)	17,207	959,290
Tailored Brands, Inc.(b)	69,169	1,765,193
Target Corp.†(a)	64,407	4,902,661
Tiffany & Co.(a)	28,195	3,710,462
TJX Cos., Inc. (The)†(a)(b)	82,968	7,896,894
Ulta Beauty, Inc.(b)*	13,948	3,256,300
Urban Outfitters, Inc.*	29,132	1,297,831

		126,285,590

Semiconductors & Semiconductor Equipment — 9.7%
Advanced Energy Industries, Inc.(b)*	28,468	1,653,706
Analog Devices, Inc.†(b)	47,950	4,599,364
Applied Materials, Inc.†	66,596	3,076,069
Axcelis Technologies, Inc.(b)*	16,945	335,511
Cabot Microelectronics Corp.(b)	6,813	732,806
Cirrus Logic, Inc.(b)*	79,496	3,047,082
Cohu, Inc.(b)	13,960	342,160
Diodes, Inc.(b)*	23,940	825,212
Intel Corp.†	109,725	5,454,430
KLA-Tencor Corp.(a)	40,024	4,103,661
Lam Research Corp.(a)(b)	26,713	4,617,342
Marvell Technology Group Ltd. (Bermuda)†	50,104	1,074,230
Maxim Integrated Products, Inc.†	17,136	1,005,198
Micron Technology, Inc.†(b)*	323,158	16,946,405
MKS Instruments, Inc.†	17,488	1,673,602
Nanometrics, Inc.*	4,055	143,588
ON Semiconductor Corp.(a)*	147,544	3,280,641
Qorvo, Inc.†*	45,506	3,648,216
QUALCOMM, Inc.†	102,369	5,744,948
Skyworks Solutions, Inc.(a)	44,754	4,325,474
SMART Global Holdings, Inc.
(Cayman Islands)(b)*	57,261	1,824,908
Texas Instruments, Inc.†(a)	86,064	9,488,556
Universal Display Corp.(b)	3,538	304,268
Xcerra Corp.†*	105,015	1,467,060

		79,714,437

Software & Services — 25.4%
Accenture PLC, Class A (Ireland)†(a)	49,079	8,028,834
Adobe Systems, Inc.†*	10,353	2,524,165

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.(a)*	26,136	$1,913,939
Alliance Data Systems Corp.(a)	17	3,964
Alphabet, Inc., Class A†(a)*	13,623	15,382,955
ANSYS, Inc.†*	14,538	2,532,229
Appfolio, Inc., Class A(b)*	19,874	1,215,295
Aspen Technology, Inc.†*	18,235	1,691,114
Automatic Data Processing, Inc.†	70,688	9,482,088
Avaya Holdings Corp.*	12,505	251,100
Blucora, Inc.†*	31,991	1,183,667
Booz Allen Hamilton Holding Corp.	2,063	90,215
Broadridge Financial Solutions, Inc.	20,363	2,343,781
CA, Inc.†	188,398	6,716,389
CACI International, Inc., Class A†*	6,429	1,083,608
Cadence Design Systems, Inc.†*	35,435	1,534,690
Cardtronics PLC, Class A (United Kingdom)(b)*	66,185	1,600,353
Cars.com, Inc.(b)*	42,311	1,201,209
CDK Global, Inc.†(a)	37,342	2,429,097
CGI Group, Inc., Class A (Canada)†*	31,975	2,024,657
Cision Ltd. (Cayman Islands)*	10,716	160,204
Citrix Systems, Inc.†(b)*	58,873	6,172,245
Conduent, Inc.(b)*	37,269	677,178
Convergys Corp.(b)	42,510	1,038,944
DXC Technology Co.(a)	114,592	9,237,261
eBay, Inc.†*	204,916	7,430,254
Electronic Arts, Inc.*	3,964	559,003
Endurance International Group Holdings, Inc.(b)*	8,558	85,152
Envestnet, Inc.(b)*	12,103	665,060
Etsy, Inc.*	102,795	4,336,921
Facebook, Inc., Class A†*	64,444	12,522,758
Fair Isaac Corp.†*	7,192	1,390,357
Fidelity National Information Services, Inc.(a)	36,548	3,875,184
Fiserv, Inc.(b)*	54,217	4,016,938
FleetCor Technologies, Inc.*	1,505	317,028
Fortinet, Inc.*	39,627	2,473,914
Globant SA (Luxembourg)*	7,260	412,295
GoDaddy, Inc., Class A(b)*	28,690	2,025,514
GrubHub, Inc.(b)*	8,989	943,036
GTT Communications, Inc.(b)*	25,742	1,158,390
IAC/InterActiveCorp.†*	19,073	2,908,442
International Business Machines Corp.†	70,731	9,881,121

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.(a)	61,108	$12,484,670
j2 Global, Inc.(b)	19,577	1,695,564
LogMeIn, Inc.(b)	16,459	1,699,392
Manhattan Associates, Inc.†(b)*	12,083	568,022
ManTech International Corp., Class A†	3,188	171,004
Mastercard, Inc., Class A	6,787	1,333,781
MAXIMUS, Inc.	5,810	360,859
Microsoft Corp.†	30,255	2,983,446
MicroStrategy, Inc., Class A†*	3,325	424,769
NIC, Inc.(b)	91,629	1,424,831
Open Text Corp. (Canada)†	47,262	1,663,150
Oracle Corp.†	245,444	10,814,263
Paychex, Inc.†(a)(b)	132,573	9,061,365
Paycom Software, Inc.(b)*	7,132	704,856
Progress Software Corp.(a)(b)	66,285	2,573,184
Qualys, Inc.(b)*	9,633	812,062
RealPage, Inc.*	3,674	202,437
Red Hat, Inc.(b)*	19,097	2,566,064
Science Applications International Corp.	2,935	237,530
SS&C Technologies Holdings, Inc.(a)	54,769	2,842,511
Stamps.com, Inc.(b)*	2,696	682,223
Synopsys, Inc.†*	31,508	2,696,140
TechTarget, Inc.*	5,670	161,028
Total System Services, Inc.(b)	3,757	317,542
Trade Desk, Inc. (The), Class A(b)*	10,718	1,005,348
Tucows, Inc., Class A*	1,952	118,389
Tyler Technologies, Inc.†(b)*	5,733	1,273,299
VeriSign, Inc.*	42,266	5,808,194
Visa, Inc., Class A(b)	29,548	3,913,633
VMware, Inc., Class A(b)*	9,290	1,365,351
Web.com Group, Inc.(b)*	50,535	1,306,330
Zynga, Inc., Class A†*	17,417	70,887

		208,862,672

Technology Hardware & Equipment — 12.4%
Amphenol Corp., Class A(a)(b)	47,501	4,139,712
Apple, Inc.†	63,095	11,679,515
Arista Networks, Inc.†*	1,009	259,807
AVX Corp.†	7,087	111,053
Casa Systems, Inc.(b)*	50,599	826,282
CDW Corp.(a)	22,944	1,853,646
Cisco Systems, Inc.†	262,011	11,274,333
Comtech Telecommunications Corp.	463	14,760

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Diebold Nixdorf, Inc.(b)	47,881	$572,178
Dolby Laboratories, Inc., Class A(b)	28,719	1,771,675
EchoStar Corp., Class A*	13,053	579,553
Electro Scientific Industries, Inc.(b)*	92,001	1,450,856
F5 Networks, Inc.†(b)*	22,719	3,917,892
FLIR Systems, Inc.(a)	86,024	4,470,667
Hewlett Packard Enterprise Co.†	17,883	261,271
HP,Inc.†(a)	514,107	11,665,088
Insight Enterprises, Inc.*	2,257	110,435
InterDigital, Inc.†	27,806	2,249,505
IPG Photonics Corp.(b)*	1,238	273,140
Jabil, Inc.(a)	87,944	2,432,531
Juniper Networks, Inc.†	68,953	1,890,691
KEMET Corp.†(b)*	130,621	3,154,497
Keysight Technologies, Inc.*	12,501	737,934
Knowles Corp.(b)*	37,603	575,326
Lumentum Holdings, Inc.(b)*	34,172	1,978,559
Mesa Laboratories, Inc.	123	25,963
Mitel Networks Corp. (Canada)†*	37,414	410,432
Motorola Solutions, Inc.†(b)	53,487	6,224,282
MTS Systems Corp.	55	2,896
NetApp, Inc.†(b)	98,498	7,735,048
NETGEAR, Inc.(b)*	11,779	736,188
Novanta, Inc. (Canada)*	2,101	130,892
OSI Systems, Inc.(b)*	16,377	1,266,433
Plantronics, Inc.†(b)	12,845	979,431
Seagate Technology PLC (Ireland)(b)	137,190	7,747,119
Systemax, Inc.	17,196	590,339
TE Connectivity Ltd. (Switzerland)†	22,935	2,065,526
TTM Technologies, Inc.(b)*	29,544	520,861
Ubiquiti Networks, Inc.(b)*	5,327	451,303
Vishay Intertechnology, Inc.(b)	101,536	2,355,635
Western Digital Corp.	2,333	180,598
Xerox Corp.	5,447	130,728
Zebra Technologies Corp., Class A†*	13,292	1,904,079

		101,708,659

Telecommunication Services — 2.3%
AT&T, Inc.†	179,950	5,778,194
BCE, Inc. (Canada)	37,318	1,511,006
Cogent Communications Holdings, Inc.(b)	4,895	261,393
Intelsat SA (Luxembourg)*	43,293	721,261
Rogers Communications, Inc., Class B (Canada)†	49,986	2,372,336

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.†	111,136	$5,591,252
Vonage Holdings Corp.(b)*	210,003	2,706,939

		18,942,381

Transportation — 6.1%
American Airlines Group, Inc.(b)	21,861	829,844
CH Robinson Worldwide, Inc.(a)(b)	71,013	5,940,948
CSX Corp.	6,961	443,973
Delta Air Lines, Inc.	30,720	1,521,869
Expeditors International of Washington, Inc.(a)(b)	116,165	8,491,662
FedEx Corp.(b)	39,191	8,898,708
Forward Air Corp.	2,876	169,914
Heartland Express, Inc.(b)	15,140	280,847
JB Hunt Transport Services, Inc.(b)	5,266	640,082
Landstar System, Inc.(b)	17,376	1,897,459
Norfolk Southern Corp.†	47,465	7,161,044
Old Dominion Freight Line, Inc.(a)(b)	24,247	3,611,833
Schneider National, Inc., Class B(b)	32,650	898,202
Southwest Airlines Co.(a)(b)	64,652	3,289,494
Union Pacific Corp.†	39,692	5,623,563
XPO Logistics, Inc.(b)*	3,269	327,488

		50,026,930

TOTAL COMMON STOCKS (Cost $1,283,214,891)		1,422,548,918

TOTAL LONG POSITIONS - 173.2%		1,422,548,918

(Cost $1,283,214,891)

SHORT POSITIONS — (73.9)%
COMMON STOCKS — (73.9)%
Automobiles & Components — (2.0)%
Adient PLC (Ireland)	(55,773)	(2,743,474)
American Axle & Manufacturing Holdings, Inc.*	(117,644)	(1,830,541)
Cooper Tire & Rubber Co.	(64,951)	(1,708,211)
Dorman Products, Inc.*	(22,425)	(1,531,852)
Ford Motor Co.	(175,793)	(1,946,029)
Fox Factory Holding Corp.*	(28,145)	(1,310,150)
Gentherm, Inc.*	(30,788)	(1,209,968)
LCI Industries	(25,904)	(2,335,246)
Tesla, Inc.*	(4,755)	(1,630,727)

		(16,246,198)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (8.8)%
AAON, Inc.	(23,654)	$(786,496)
Actuant Corp., Class A	(30,065)	(882,408)
Aerovironment, Inc.*	(16,728)	(1,194,881)
Alamo Group, Inc.	(3,063)	(276,773)
American Railcar Industries, Inc.	(15,042)	(593,858)
American Woodmark Corp.*	(28,376)	(2,597,823)
Apogee Enterprises, Inc.	(8,407)	(404,965)
Applied Industrial Technologies, Inc.	(4,367)	(306,345)
Astec Industries, Inc.	(8,704)	(520,499)
Astronics Corp.*	(16,791)	(603,972)
Barnes Group, Inc.	(12,494)	(735,897)
Beacon Roofing Supply, Inc.*	(58,101)	(2,476,264)
Briggs & Stratton Corp.	(19,224)	(338,535)
CIRCOR International, Inc.	(18,253)	(674,631)
Cubic Corp.	(11,505)	(738,621)
DXP Enterprises, Inc.*	(7,055)	(269,501)
Dycom Industries, Inc.*	(12,996)	(1,228,252)
Encore Wire Corp.	(1,575)	(74,734)
EnPro Industries, Inc.	(26,827)	(1,876,549)
ESCO Technologies, Inc.	(5,043)	(290,981)
Evoqua Water Technologies Corp.*	(16,163)	(331,342)
Foundation Building Materials, Inc.*	(2,500)	(38,450)
Franklin Electric Co., Inc.	(11,420)	(515,042)
Gates Industrial Corp. PLC (United Kingdom)*	(1,472)	(23,949)
Global Brass & Copper Holdings, Inc.	(5,800)	(181,830)
Hubbell, Inc.	(9,830)	(1,039,424)
Hyster-Yale Materials Handling, Inc.	(5,138)	(330,116)
Ingersoll-Rand PLC (Ireland)	(17,120)	(1,536,178)
Jacobs Engineering Group, Inc.	(11,491)	(729,564)
JELD-WEN Holding, Inc.*	(82,130)	(2,348,097)
Kratos Defense & Security Solutions, Inc.*	(335,485)	(3,861,432)
L3 Technologies, Inc.	(13,123)	(2,523,815)
Lindsay Corp.	(8,447)	(819,275)
Lydall, Inc.*	(3,495)	(152,557)
Masco Corp.	(54,425)	(2,036,583)
MasTec, Inc.*	(39,220)	(1,990,415)
Maxar Technologies Ltd. (Canada)	(27,520)	(1,390,310)
Mercury Systems, Inc.*	(70,383)	(2,678,777)
Meritor, Inc.*	(25,639)	(527,394)
MRC Global, Inc.*	(171,413)	(3,714,520)
Mueller Industries, Inc.	(23,189)	(684,307)
Mueller Water Products, Inc., Class A	(74,422)	(872,226)

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
NOW, Inc.*	(267,353)	$(3,563,815)
Owens Corning	(31,852)	(2,018,461)
Patrick Industries, Inc.*	(8,681)	(493,515)
Proto Labs, Inc.*	(1,982)	(235,759)
Raven Industries, Inc.	(19,492)	(749,467)
Regal Beloit Corp.	(10,322)	(844,340)
REV Group, Inc.	(63,745)	(1,084,302)
SPX Corp.*	(28,067)	(983,748)
Sunrun, Inc.*	(68,034)	(894,647)
Terex Corp.	(10,855)	(457,972)
Textainer Group Holdings Ltd. (Bermuda)*	(567)	(9,015)
Thermon Group Holdings, Inc.*	(26,269)	(600,772)
Timken Co. (The)	(69,708)	(3,035,783)
Titan International, Inc.	(17,156)	(184,084)
TPI Composites, Inc.*	(11,046)	(322,985)
Trex Co., Inc.*	(31,661)	(1,981,662)
Triumph Group, Inc.	(55,431)	(1,086,448)
Universal Forest Products, Inc.	(2,942)	(107,736)
USG Corp.*	(73,067)	(3,150,649)
Valmont Industries, Inc.	(2,207)	(332,705)
Vicor Corp.*	(13,049)	(568,284)
Wabash National Corp.	(4,597)	(85,780)
Wabtec Corp.	(1,428)	(140,772)
Wesco Aircraft Holdings, Inc.*	(126,944)	(1,428,120)
Woodward, Inc.	(31,585)	(2,427,623)

		(71,986,032)

Commercial & Professional Services — (1.8)%
ABM Industries, Inc.	(65,734)	(1,918,118)
Advanced Disposal Services, Inc.*	(37,386)	(926,425)
Barrett Business Services, Inc.	(2,007)	(193,816)
Casella Waste Systems, Inc., Class A*	(16,827)	(430,939)
CBIZ, Inc.*	(8,017)	(184,391)
Clean Harbors, Inc.*	(51,936)	(2,885,045)
Covanta Holding Corp.	(47,927)	(790,796)
Forrester Research, Inc.	(6,891)	(289,077)
Healthcare Services Group,Inc.	(15,483)	(668,711)
Heidrick & Struggles International, Inc.	(9,089)	(318,115)
HNI Corp	(16,569)	(616,367)
Huron Consulting Group, Inc.*	(4,961)	(202,905)
Interface, Inc.	(13,876)	(318,454)
Kelly Services, Inc., Class A	(5,407)	(121,387)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Knoll, Inc.	(6,358)	$(132,310)
Matthews International Corp., Class A	(800)	(47,040)
MSA Safety, Inc.	(3,727)	(359,059)
Multi-Color Corp.	(20,210)	(1,306,576)
Pitney Bowes, Inc.	(77,386)	(663,198)
Ritchie Bros Auctioneers, Inc. (Canada)	(17,727)	(604,845)
Team, Inc.*	(33,825)	(781,358)
Tetra Tech, Inc.	(5,344)	(312,624)
TrueBlue, Inc.*	(8,693)	(234,276)
Viad Corp.	(4,977)	(270,002)

		(14,575,834)

Consumer Durables & Apparel — (2.5)%
American Outdoor Brands Corp.*	(128,989)	(1,551,738)
Callaway Golf Co.	(50,975)	(966,996)
Gildan Activewear, Inc. (Canada)	(20,743)	(584,123)
GoPro, Inc., Class A*	(254,561)	(1,639,373)
Hanesbrands, Inc.	(101,156)	(2,227,455)
Installed Building Products, Inc.*	(21,576)	(1,220,123)
iRobot Corp.*	(21,334)	(1,616,477)
Johnson Outdoors, Inc., Class A	(2,047)	(173,033)
Mohawk Industries, Inc.*	(6,605)	(1,415,253)
Oxford Industries, Inc.	(15,342)	(1,273,079)
Polaris Industries, Inc.	(7,616)	(930,523)
PVH Corp.	(10,393)	(1,556,040)
Skechers U.S.A., Inc., Class A*	(59,485)	(1,785,145)
Sturm Ruger & Co., Inc.	(2,454)	(137,424)
Tempur Sealy International, Inc.*	(55,871)	(2,684,602)
Wolverine World Wide, Inc.	(21,589)	(750,649)

		(20,512,033)

Consumer Services — (4.4)%
Aramark	(84,818)	(3,146,748)
Belmond Ltd., Class A (Bermuda)*	(62,238)	(693,954)
Carnival Corp. (Panama)	(4,655)	(266,778)
Carrols Restaurant Group, Inc.*	(25,653)	(380,947)
Chegg, Inc.*	(35,271)	(980,181)
Chipotle Mexican Grill, Inc.*	(8,779)	(3,786,997)
Dave & Buster’s Entertainment, Inc.*	(93,721)	(4,461,120)
Fiesta Restaurant Group, Inc.*	(17,224)	(494,329)
Golden Entertainment, Inc.*	(22,427)	(605,305)
Houghton Mifflin Harcourt Co.*	(27,323)	(209,021)
MGM Resorts International	(32,083)	(931,369)
Monarch Casino & Resort, Inc.*	(5,817)	(256,239)

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(8,633)	$(407,909)
Papa John’s International, Inc.	(18,734)	(950,188)
PlayAGS, Inc.*	(5,434)	(147,098)
Red Robin Gourmet Burgers, Inc.*	(7,649)	(356,443)
Red Rock Resorts, Inc., Class A	(13,725)	(459,788)
Royal Caribbean Cruises Ltd. (Liberia)	(46,169)	(4,783,108)
SeaWorld Entertainment, Inc.*	(113,968)	(2,486,782)
ServiceMaster Global Holdings, Inc.*	(5,110)	(303,892)
Shake Shack, Inc., Class A*	(30,476)	(2,016,902)
Six Flags Entertainment Corp.	(9,866)	(691,113)
Sonic Corp.	(24,954)	(858,917)
Speedway Motorsports, Inc.	(757)	(13,142)
Strayer Education, Inc.	(12,658)	(1,430,481)
Weight Watchers International, Inc.*	(28,362)	(2,867,398)
Wendy’s Co. (The)	(11,645)	(200,061)
Wingstop, Inc.	(17,805)	(927,997)
Wynn Resorts Ltd.	(8,560)	(1,432,430)

		(36,546,637)

Energy — (5.3)%
Andeavor	(997)	(130,786)
Ensco PLC, Class A (United Kingdom)	(808,942)	(5,872,919)
Forum Energy Technologies, Inc.*	(148,917)	(1,839,125)
Green Plains, Inc.	(173,596)	(3,176,807)
Helix Energy Solutions Group, Inc.*	(260,911)	(2,173,389)
Keane Group, Inc.*	(84,236)	(1,151,506)
Nabors Industries Ltd. (Bermuda)	(177,595)	(1,138,384)
NexGen Energy Ltd. (Canada)*	(11,078)	(20,605)
Oceaneering International, Inc.	(203,109)	(5,171,155)
Oil States International, Inc.*	(55,699)	(1,787,938)
Par Pacific Holdings, Inc.*	(7,365)	(128,004)
Patterson-UTI Energy, Inc.	(11,988)	(215,784)
Pembina Pipeline Corp. (Canada)	(11,578)	(400,599)
Renewable Energy Group, Inc.*	(51,899)	(926,397)
REX American Resources Corp.*	(758)	(61,375)
Select Energy Services, Inc., Class A*	(47,006)	(682,997)
SemGroup Corp., Class A	(99,655)	(2,531,237)
Solaris Oilfield Infrastructure, Inc., Class A*	(72,277)	(1,032,838)
Suncor Energy, Inc. (Canada)	(58,053)	(2,361,596)
Targa Resources Corp.	(99,826)	(4,940,389)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
TransCanada Corp. (Canada)	(76,929)	$(3,323,333)
Unit Corp.*	(56,818)	(1,452,268)
US Silica Holdings, Inc.	(45,790)	(1,176,345)
Williams Cos., Inc. (The)	(67,589)	(1,832,338)

		(43,528,114)

Food & Staples Retailing — (1.3)%
Casey’s General Stores, Inc.	(34,234)	(3,597,309)
Chefs’ Warehouse, Inc. (The)*	(6,438)	(183,483)
Ingles Markets, Inc., Class A	(498)	(15,836)
PriceSmart, Inc.	(17,755)	(1,606,828)
SUPERVALU, Inc.*	(72,373)	(1,485,094)
United Natural Foods, Inc.*	(83,594)	(3,566,120)

		(10,454,670)

Food, Beverage & Tobacco — (4.5)%
B&G Foods, Inc.	(49,984)	(1,494,522)
Boston Beer Co., Inc. (The), Class A*	(8,257)	(2,474,623)
Bunge Ltd. (Bermuda)	(43,369)	(3,023,253)
Calavo Growers, Inc.	(1,939)	(186,435)
Campbell Soup Co.	(98,627)	(3,998,338)
Coca-Cola Bottling Co. Consolidated	(9,585)	(1,295,221)
Cott Corp. (Canada)	(24,273)	(401,718)
Darling Ingredients, Inc.*	(82,358)	(1,637,277)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(38,681)	(1,723,238)
Freshpet, Inc.*	(31,770)	(872,086)
Hain Celestial Group, Inc. (The)*	(139,900)	(4,169,020)
Hormel Foods Corp.	(15,437)	(574,411)
Hostess Brands, Inc.*	(34,421)	(468,126)
J&J Snack Foods Corp.	(9,025)	(1,376,042)
John B Sanfilippo & Son, Inc.	(2,275)	(169,374)
Lancaster Colony Corp.	(5,169)	(715,493)
MGP Ingredients, Inc.	(34,482)	(3,062,346)
Monster Beverage Corp.*	(10,519)	(602,739)
National Beverage Corp.*	(3,608)	(385,695)
Post Holdings, Inc.*	(47,332)	(4,071,498)
Sanderson Farms, Inc.	(34,519)	(3,629,673)
Tootsie Roll Industries, Inc.	(6,109)	(188,463)
Vector Group Ltd.	(21,688)	(413,807)

		(36,933,398)

Health Care Equipment & Services — (6.6)%
Acadia Healthcare Co., Inc.*	(87,771)	(3,590,712)
Amedisys, Inc.*	(10,573)	(903,569)
athenahealth, Inc.*	(478)	(76,069)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AtriCure, Inc.*	(42,140)	$(1,139,887)
BioTelemetry, Inc.*	(70,391)	(3,167,595)
Cardiovascular Systems, Inc.*	(36,739)	(1,188,139)
Cooper Cos., Inc. (The)	(5,311)	(1,250,475)
CorVel Corp.*	(201)	(10,854)
CryoLife, Inc.*	(16,487)	(459,163)
Cutera, Inc.*	(2,344)	(94,463)
DaVita, Inc.*	(12,838)	(891,471)
DexCom, Inc.*	(20,317)	(1,929,708)
Diplomat Pharmacy, Inc.*	(46,443)	(1,187,083)
Ensign Group, Inc. (The)	(24,337)	(871,751)
Evolent Health, Inc., Class A*	(69,572)	(1,464,491)
Glaukos Corp.*	(53,403)	(2,170,298)
Henry Schein, Inc.*	(36,513)	(2,652,304)
Heska Corp.*	(949)	(98,497)
Inovalon Holdings, Inc., Class A*	(50,097)	(497,213)
Insulet Corp.*	(13,909)	(1,192,001)
Integra LifeSciences Holdings Corp.*	(5,131)	(330,488)
iRhythm Technologies, Inc.*	(24,782)	(2,010,564)
K2M Group Holdings, Inc.*	(59,699)	(1,343,228)
Kindred Healthcare LLC*	(84,382)	(759,438)
LHC Group, Inc.*	(32,167)	(2,753,174)
Medidata Solutions, Inc.*	(37,104)	(2,989,098)
MEDNAX, Inc.*	(12,053)	(521,654)
Merit Medical Systems, Inc.*	(21,165)	(1,083,648)
National Research Corp.	(145)	(5,423)
Nevro Corp.*	(47,305)	(3,777,304)
Novocure Ltd. (Jersey)*	(43,202)	(1,352,223)
NxStage Medical, Inc.*	(87,811)	(2,449,927)
Omnicell, Inc.*	(17,026)	(893,014)
OraSure Technologies, Inc.*	(42,242)	(695,726)
Patterson Cos., Inc.	(5,055)	(114,597)
PetIQ, Inc.*	(1,567)	(42,090)
Quidel Corp.*	(13,529)	(899,678)
RadNet, Inc.*	(15,473)	(232,095)
Select Medical Holdings Corp.*	(39,011)	(708,050)
STAAR Surgical Co.*	(10,544)	(326,864)
Surgery Partners, Inc.*	(6,206)	(92,469)
Tactile Systems Technology, Inc.*	(20,365)	(1,058,980)
Teladoc, Inc.*	(6,125)	(355,556)
ViewRay, Inc.*	(13,934)	(96,423)
Vocera Communications, Inc.*	(13,321)	(398,165)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Wright Medical Group NV (Netherlands)*	(144,719)	$(3,756,905)

		(53,882,524)

Household & Personal Products — (1.2)%
Central Garden & Pet Co., Class A*	(19,241)	(778,683)
Coty, Inc., Class A	(107,216)	(1,511,746)
elf Beauty, Inc.*	(17,036)	(259,629)
Inter Parfums, Inc.	(4,697)	(251,290)
Spectrum Brands Holdings, Inc.	(61,403)	(5,011,713)
WD-40 Co.	(11,620)	(1,699,425)

		(9,512,486)

Materials — (5.4)%
A Schulman, Inc.	(34,057)	(1,515,536)
Air Products & Chemicals, Inc.	(7,904)	(1,230,890)
AptarGroup, Inc.	(1,635)	(152,676)
Ashland Global Holdings, Inc.	(22,513)	(1,760,066)
Axalta Coating Systems Ltd. (Bermuda)*	(84,513)	(2,561,589)
Bemis Co., Inc.	(16,390)	(691,822)
Berry Global Group, Inc.*	(8,615)	(395,773)
Boise Cascade Co.	(8,072)	(360,818)
Chase Corp.	(529)	(62,025)
Crown Holdings, Inc.*	(21,924)	(981,318)
Ferro Corp.*	(91,925)	(1,916,636)
Graphic Packaging Holding Co.	(227,679)	(3,303,622)
HB Fuller Co.	(63,435)	(3,405,191)
Huntsman Corp.	(108,729)	(3,174,887)
Ingevity Corp.*	(24,980)	(2,019,883)
Innophos Holdings, Inc.	(16,527)	(786,685)
KapStone Paper and Packaging Corp.	(8,429)	(290,800)
Koppers Holdings, Inc.*	(4,702)	(180,322)
Mosaic Co. (The)	(112,050)	(3,143,002)
Neenah, Inc.	(5,814)	(493,318)
NewMarket Corp.	(978)	(395,601)
Nutrien Ltd. (Canada)	(59,350)	(3,227,453)
Olin Corp.	(54,567)	(1,567,164)
Owens-Illinois, Inc.*	(59,537)	(1,000,817)
Packaging Corp. of America	(1,441)	(161,089)
PH Glatfelter Co.	(31,470)	(616,497)
Platform Specialty Products Corp.*	(83,196)	(965,074)
PQ Group Holdings, Inc.*	(4,183)	(75,294)
Rayonier Advanced Materials, Inc.	(140,460)	(2,400,461)
Stepan Co.	(2,921)	(227,867)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
US Concrete, Inc.*	(66,975)	$(3,516,188)
Valvoline, Inc.	(10,980)	(236,839)
Venator Materials PLC (United Kingdom)*	(90,136)	(1,474,625)
WestRock Co.	(8,537)	(486,780)

		(44,778,608)

Media — (2.5)%
Altice USA, Inc., Class A	(65,509)	(1,117,584)
Cable One, Inc.	(557)	(408,443)
Charter Communications, Inc., Class A*	(8,793)	(2,578,196)
Cinemark Holdings, Inc.	(7,494)	(262,890)
Clear Channel Outdoor Holdings, Inc., Class A	(366)	(1,574)
Emerald Expositions Events, Inc.	(5,146)	(106,008)
Entercom Communications Corp., Class A	(271,998)	(2,053,585)
EW Scripps Co. (The), Class A	(80,825)	(1,082,247)
Gray Television, Inc.*	(5,302)	(83,772)
Live Nation Entertainment, Inc.*	(66,428)	(3,226,408)
Madison Square Garden Co. (The), Class A*	(2,358)	(731,428)
Marcus Corp. (The)	(7,804)	(253,630)
Meredith Corp.	(57,833)	(2,949,483)
National CineMedia, Inc.	(6,455)	(54,222)
New York Times Co. (The), Class A	(82,642)	(2,140,428)
Scholastic Corp.	(4,548)	(201,522)
Shaw Communications, Inc., Class B (Canada)	(22,482)	(457,509)
Sirius XM Holdings, Inc.	(121,216)	(820,632)
TEGNA, Inc.	(100,910)	(1,094,873)
World Wrestling Entertainment, Inc., Class A	(8,976)	(653,632)

		(20,278,066)

Pharmaceuticals, Biotechnology & Life Sciences — (2.1)%
Aclaris Therapeutics, Inc.*	(38,457)	(767,986)
Aerie Pharmaceuticals, Inc.*	(8,880)	(599,844)
Alder Biopharmaceuticals, Inc.*	(19,905)	(314,499)
Bio-Rad Laboratories, Inc., Class A*	(6,036)	(1,741,627)
Bio-Techne Corp.	(9,717)	(1,437,630)
Coherus Biosciences, Inc.*	(16,302)	(228,228)
Dynavax Technologies Corp.*	(14,888)	(227,042)
Epizyme, Inc.*	(41,788)	(566,227)
Esperion Therapeutics, Inc.*	(6,815)	(267,080)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Flexion Therapeutics, Inc.*	(23,282)	$(601,840)
Insmed, Inc.*	(18,439)	(436,082)
Intra-Cellular Therapies, Inc.*	(26,792)	(473,415)
La Jolla Pharmaceutical Co.*	(58,379)	(1,702,915)
Luminex Corp.	(9,966)	(294,296)
Medicines Co. (The)*	(11,704)	(429,537)
NeoGenomics, Inc.*	(79,550)	(1,042,900)
Odonate Therapeutics, Inc.*	(30)	(662)
PerkinElmer, Inc.	(25,881)	(1,895,266)
Portola Pharmaceuticals, Inc.*	(3,636)	(137,332)
QIAGEN NV (Netherlands)*	(16,838)	(608,862)
Radius Health, Inc.*	(11,772)	(346,921)
Revance Therapeutics, Inc.*	(29,841)	(819,135)
TG Therapeutics, Inc.*	(23,459)	(308,486)
TherapeuticsMD, Inc.*	(93,312)	(582,267)
Theravance Biopharma, Inc. (Cayman Islands)*	(26,470)	(600,340)
Zogenix, Inc.*	(21,026)	(929,349)

		(17,359,768)

Retailing — (5.4)%
Aaron’s, Inc.	(24,497)	(1,064,395)
At Home Group, Inc.*	(36,731)	(1,438,019)
Boot Barn Holdings, Inc.*	(15,667)	(325,090)
Burlington Stores, Inc.*	(2,594)	(390,475)
Caleres, Inc.	(30,758)	(1,057,768)
Camping World Holdings, Inc., Class A	(110,893)	(2,770,107)
Carvana Co.*	(23,669)	(984,630)
Chico’s FAS, Inc.	(101,363)	(825,095)
Children’s Place, Inc. (The)	(33,195)	(4,009,956)
Core-Mark Holding Co., Inc.	(27,218)	(617,849)
DSW, Inc., Class A	(74,204)	(1,915,947)
Duluth Holdings, Inc., Class B*	(17,344)	(412,614)
Expedia Group, Inc.	(3,947)	(474,390)
Express, Inc.*	(134,589)	(1,231,489)
Floor & Decor Holdings, Inc., Class A*	(53,935)	(2,660,613)
GameStop Corp., Class A	(195,936)	(2,854,787)
Group 1 Automotive, Inc.	(22,730)	(1,431,990)
Guess?, Inc.	(93,272)	(1,996,021)
Lithia Motors, Inc., Class A	(4,240)	(400,977)
Lumber Liquidators Holdings, Inc.*	(11,678)	(284,359)
National Vision Holdings, Inc.*	(34,673)	(1,267,992)

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.	(60,159)	$(3,115,033)
Ollie’s Bargain Outlet Holdings, Inc.*	(33,610)	(2,436,725)
Overstock.com, Inc.*	(108,779)	(3,660,413)
Party City Holdco, Inc.*	(36,014)	(549,214)
Pool Corp.	(7,358)	(1,114,737)
Qurate Retail, Inc.*	(105,421)	(2,237,033)
Sonic Automotive, Inc., Class A	(18,473)	(380,544)
Tractor Supply Co.	(25,738)	(1,968,700)
TripAdvisor, Inc.*	(8,068)	(449,468)
Wayfair, Inc., Class A*	(3,978)	(472,427)

		(44,798,857)

Semiconductors & Semiconductor Equipment — (3.0)%
Ambarella, Inc. (Cayman Islands)*	(91,891)	(3,547,912)
Brooks Automation, Inc.	(29,653)	(967,281)
Cavium, Inc.*	(32,640)	(2,823,360)
CEVA, Inc.*	(10,235)	(309,097)
Cree, Inc.*	(55,823)	(2,320,562)
First Solar, Inc.*	(19,490)	(1,026,343)
FormFactor, Inc.*	(87,869)	(1,168,658)
Ichor Holdings Ltd. (Cayman Islands)*	(36,398)	(772,366)
Inphi Corp.*	(125,646)	(4,097,316)
Lattice Semiconductor Corp.*	(103,730)	(680,469)
MACOM Technology Solutions Holdings, Inc.*	(31,524)	(726,313)
MaxLinear, Inc.*	(91,037)	(1,419,267)
Photronics, Inc.*	(45,211)	(360,558)
Power Integrations, Inc.	(2,598)	(189,784)
Rambus, Inc.*	(32,333)	(405,456)
Rudolph Technologies, Inc.*	(12,370)	(366,152)
Silicon Laboratories, Inc.*	(1,159)	(115,436)
Synaptics, Inc.*	(42,605)	(2,146,014)
Teradyne, Inc.	(14,702)	(559,705)
Ultra Clean Holdings, Inc.*	(10,542)	(174,997)
Veeco Instruments, Inc.*	(28,166)	(401,366)
Xperi Corp.	(25,820)	(415,702)

		(24,994,114)

Software & Services — (7.6)%
8x8, Inc.*	(130,683)	(2,620,194)
ACI Worldwide, Inc.*	(56,629)	(1,397,037)
Acxiom Corp.*	(122,516)	(3,669,354)
Altair Engineering, Inc., Class A*	(10,588)	(361,898)
Amdocs Ltd. (Guernsey)	(2,968)	(196,452)
Autodesk, Inc.*	(3,981)	(521,869)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Benefitfocus, Inc.*	(25,953)	$(872,021)
Black Knight, Inc.*	(18,172)	(973,111)
BlackBerry Ltd. (Canada)*	(113,357)	(1,093,895)
Blackline, Inc.*	(51,671)	(2,244,072)
Box, Inc., Class A*	(73,545)	(1,837,889)
Cloudera, Inc.*	(252,843)	(3,448,778)
comScore, Inc.*	(403)	(8,785)
CSG Systems International, Inc.	(20,703)	(846,132)
Ellie Mae, Inc.*	(35,773)	(3,714,668)
Everbridge, Inc.*	(17,758)	(842,084)
Exela Technologies, Inc.*	(1,975)	(9,381)
FireEye, Inc.*	(206,582)	(3,179,297)
First Data Corp., Class A*	(5,176)	(108,334)
ForeScout Technologies, Inc.*	(46,867)	(1,605,663)
Global Payments, Inc.	(1,234)	(137,579)
Glu Mobile, Inc.*	(35,296)	(226,247)
Guidewire Software, Inc.*	(12,989)	(1,153,163)
Hortonworks, Inc.*	(124,665)	(2,271,396)
Instructure, Inc.*	(21,504)	(914,995)
MongoDB, Inc.*	(41,771)	(2,073,095)
Pandora Media, Inc.*	(306,011)	(2,411,367)
Presidio, Inc.*	(16,313)	(213,700)
PROS Holdings, Inc.*	(51,128)	(1,869,751)
Quotient Technology, Inc.*	(19,220)	(251,782)
Rapid7, Inc.*	(18,847)	(531,862)
SecureWorks Corp., Class A*	(16,263)	(202,474)
SendGrid, Inc.*	(28,170)	(747,068)
Snap, Inc., Class A*	(209,116)	(2,737,328)
Splunk, Inc.*	(7,365)	(729,945)
Switch, Inc., Class A	(102,733)	(1,250,261)
Take-Two Interactive Software, Inc.*	(24,765)	(2,931,185)
TiVo Corp.	(69,623)	(936,429)
TrueCar, Inc.*	(279,688)	(2,822,052)
TTEC Holdings, Inc.	(2,858)	(98,744)
Virtusa Corp.*	(2,776)	(135,136)
Workday, Inc., Class A*	(15,931)	(1,929,563)
Workiva, Inc.*	(39,581)	(965,776)
Worldpay, Inc., Class A*	(58,213)	(4,760,659)
Yext, Inc.*	(41,738)	(807,213)
Zendesk, Inc.*	(3,177)	(173,115)

		(62,832,799)

Technology Hardware & Equipment — (4.9)%
3D Systems Corp.*	(43,959)	(607,074)
Acacia Communications, Inc.*	(15,374)	(535,169)

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ADTRAN, Inc.	(31,615)	$(469,483)
Anixter International, Inc.*	(12,558)	(794,921)
ARRIS International PLC (United Kingdom)*	(102,811)	(2,513,215)
Avnet, Inc.	(20,805)	(892,326)
Badger Meter, Inc.	(7,197)	(321,706)
CalAmp Corp.*	(10,885)	(255,036)
Celestica, Inc. (Canada)*	(43,790)	(519,787)
Cray, Inc.*	(51,463)	(1,265,990)
Electronics For Imaging, Inc.*	(81,963)	(2,668,715)
Extreme Networks, Inc.*	(92,011)	(732,407)
FARO Technologies, Inc.*	(4,331)	(235,390)
Finisar Corp.*	(287,969)	(5,183,442)
Fitbit, Inc., Class A*	(577,342)	(3,770,043)
Infinera Corp.*	(297,721)	(2,956,370)
Littelfuse, Inc.	(9,607)	(2,192,125)
Methode Electronics, Inc.	(21,842)	(880,233)
Plexus Corp.*	(13,731)	(817,544)
Sanmina Corp.*	(142,627)	(4,178,971)
Sierra Wireless, Inc. (Canada)*	(23,113)	(369,808)
Stratasys Ltd. (Israel)*	(34,186)	(654,320)
Trimble, Inc.*	(5,019)	(164,824)
VeriFone Systems, Inc.*	(29,774)	(679,443)
ViaSat, Inc.*	(54,149)	(3,558,672)
Viavi Solutions, Inc.*	(292,510)	(2,995,302)

		(40,212,316)

Telecommunication Services — (1.3)%
ATN International, Inc.	(11,893)	(627,594)
Boingo Wireless, Inc.*	(48,366)	(1,092,588)
CenturyLink, Inc.	(25,950)	(483,708)
Cincinnati Bell, Inc.*	(66,761)	(1,048,148)
Consolidated Communications Holdings, Inc.	(134,944)	(1,667,908)
Iridium Communications, Inc.*	(177,045)	(2,850,424)
ORBCOMM, Inc.*	(70,940)	(716,494)
Shenandoah Telecommunications Co.	(11,563)	(378,110)
Sprint Corp.*	(236,563)	(1,286,903)
United States Cellular Corp.*	(11,113)	(411,626)

		(10,563,503)

Transportation — (3.3)%
Air Transport Services Group, Inc.*	(55,955)	(1,264,023)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Allegiant Travel Co.	(17,288)	$(2,402,168)
Atlas Air Worldwide Holdings, Inc.*	(46,598)	(3,341,077)
Canadian National Railway Co. (Canada)	(50,629)	(4,138,921)
Canadian Pacific Railway Ltd. (Canada)	(7,620)	(1,394,612)
Genesee & Wyoming, Inc., Class A*	(7,637)	(621,041)
Golden Ocean Group Ltd. (Bermuda)	(100)	(869)
Hub Group, Inc., Class A*	(44,795)	(2,230,791)
JetBlue Airways Corp.*	(48,138)	(913,659)
Kirby Corp.*	(14,725)	(1,231,010)
Knight-Swift Transportation Holdings, Inc.	(5,117)	(195,521)
Marten Transport Ltd.	(3,042)	(71,335)
Matson, Inc.	(4,548)	(174,552)
Ryder System, Inc.	(64,245)	(4,616,646)
Saia, Inc.*	(774)	(62,578)
SkyWest, Inc.	(2,843)	(147,552)
Spirit Airlines, Inc.*	(103,889)	(3,776,365)
United Continental Holdings, Inc.*	(5,214)	(363,572)
Universal Logistics Holdings, Inc.	(388)	(10,185)

		(26,956,477)

TOTAL COMMON STOCK (Proceeds $612,145,810)		(606,952,434)

TOTAL SECURITIES SOLD SHORT - (73.9)%		(606,952,434)

(Proceeds $612,145,810)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		6,023,377

NET ASSETS - 100.0%		$821,619,861

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $270,762,958.
*	Non-income producing.

LLC  Limited Liability Company

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM NEUTRAL FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.2%
COMMON STOCKS — 121.2%
Automobiles & Components — 2.8%
Aptiv PLC (Jersey)(a)	10,710	$981,357
BorgWarner, Inc.	1,355	58,482
Fiat Chrysler Automobiles NV
(Netherlands)(a)(b)*	145,529	2,749,043
General Motors Co.†	4,598	181,161
Gentex Corp.†(b)	50,899	1,171,695
Goodyear Tire & Rubber Co. (The)†(b)	21,529	501,410
Harley-Davidson, Inc.†(b)	4,622	194,494
Lear Corp.†	6,398	1,188,812
Magna International, Inc. (Canada)†(a)	42,003	2,441,634
Modine Manufacturing Co.†*	8,021	146,383
Tenneco, Inc.†(a)	14,152	622,122
Thor Industries, Inc.†(b)	5,933	577,815
Visteon Corp.†*	2,678	346,105

		11,160,513

Capital Goods — 14.5%
3M Co.†	1,773	348,785
Acuity Brands, Inc.(b)	2,519	291,877
Advanced Drainage Systems, Inc.(b)	2,112	60,298
AECOM(b) *	504	16,647
Allison Transmission Holdings, Inc.†(b)	58,222	2,357,409
Altra Industrial Motion Corp.†(b)	3,210	138,351
AMETEK, Inc.†	11,599	836,984
AO Smith Corp.†(a)(b)	22,281	1,317,921
Argan, Inc.†	19,981	818,222
Armstrong World Industries, Inc.†(a) *	19,482	1,231,262
Atkore International Group, Inc.†*	1,998	41,498
AZZ, Inc.(b)	1,467	63,741
Boeing Co. (The)†	5,310	1,781,558
Builders FirstSource, Inc.†*	11,944	218,456
BWX Technologies, Inc.†	4,582	285,550
Carlisle Cos., Inc.†(a)(b)	12,017	1,301,561
Caterpillar, Inc.†	7,201	976,960
Columbus McKinnon Corp.†	3,091	134,026
Continental Building Products, Inc.†*	1,273	40,163
Cummins, Inc.†	10,486	1,394,638
Curtiss-Wright Corp.†	11,107	1,321,955
Donaldson Co., Inc.	316	14,258
Douglas Dynamics, Inc.	45	2,160
Dover Corp.†	7,562	553,538

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†	5,125	$354,342
EnerSys	74	5,523
Esterline Technologies Corp.†(b)*	7,411	546,932
Fastenal Co.†(b)	25,786	1,241,080
Federal Signal Corp.†	4,347	101,242
Fluor Corp.†(a)(b)	19,703	961,112
Gardner Denver Holdings, Inc.†*	49,004	1,440,228
Generac Holdings, Inc.†(a)*	24,918	1,289,008
General Dynamics Corp.†	2,438	454,468
General Electric Co.†	31,690	431,301
Gibraltar Industries, Inc.†*	3,671	137,662
GMS, Inc.*	3,478	94,219
Gorman-Rupp Co. (The)	311	10,885
Graco, Inc.†(a)	19,791	894,949
Griffon Corp.(b)	512	9,114
Harris Corp.†	2,848	411,650
Harsco Corp.†*	22,578	498,974
Herc Holdings, Inc.*	628	35,382
Hillenbrand, Inc.†	23,123	1,090,249
Honeywell International, Inc.†	12,412	1,787,949
Huntington Ingalls Industries, Inc.†	449	97,339
IDEX Corp†	4,878	665,749
Illinois Tool Works, Inc.†	18,337	2,540,408
ITT, Inc.	1,002	52,375
Johnson Controls International PLC (Ireland)	2,226	74,460
Kadant, Inc.	641	61,632
Kennametal, Inc.†(b)	50,728	1,821,135
KLX, Inc.†*	2,447	175,939
Lincoln Electric Holdings, Inc.(b)	389	34,139
Lockheed Martin Corp.†	1,455	429,851
Manitowoc Co., Inc. (The)†*	17,041	440,680
Meritor, Inc.*	4,493	92,421
Milacron Holdings Corp.†*	8,355	158,160
MSC Industrial Direct Co., Inc., Class A	3,297	279,750
National Presto Industries, Inc.(b)	632	78,368
Navistar International Corp.†(b)*	8,067	328,488
Nordson Corp.†(a)(b)	5,018	644,361
Northrop Grumman Corp.†	3,298	1,014,795
nVent Electric PLC (Ireland)†(a)*	16,077	403,533
Parker-Hannifin Corp.†	18,890	2,944,006
Primoris Services Corp.†	219	5,963
Raytheon Co.†	15,835	3,059,005

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.†	4,455	$740,555
Roper Technologies, Inc.†	288	79,462
Snap-on, Inc.†(b)	16,128	2,592,092
SPX FLOW, Inc.†*	24,385	1,067,331
Stanley Black & Decker, Inc.†	2,123	281,956
Teledyne Technologies, Inc.†(a)*	8,459	1,683,849
Textron, Inc.†	7,141	470,663
Toro Co. (The)†	7,498	451,754
TransDigm Group, Inc.†	1,165	402,088
TriMas Corp.†(a)*	5,672	166,757
United Rentals, Inc.†(a)*	12,355	1,823,845
United Technologies Corp.†	3,452	431,604
WABCO Holdings, Inc.†*	4,212	492,888
Watts Water Technologies, Inc., Class A†	1,184	92,826
WESCO International, Inc.†(a)*	12,331	704,100
WW Grainger, Inc.†	6,480	1,998,432
Xylem, Inc.†	13,254	893,055

		57,119,901

Commercial & Professional Services — 3.3%
ACCO Brands Corp.†(b)	24,074	333,425
Brady Corp., Class A	2,480	95,604
Cintas Corp.†	1,991	368,474
Copart, Inc.†(b)*	32,421	1,833,732
Deluxe Corp.(b)	642	42,507
Dun & Bradstreet Corp. (The)†(a)	12,554	1,539,748
FTI Consulting, Inc.†(a)*	8,458	511,540
ICF International, Inc.†	3,104	220,539
Korn/Ferry International†	24,004	1,486,568
ManpowerGroup, Inc.†(a)	19,676	1,693,317
Navigant Consulting, Inc.†*	2,558	56,634
Pitney Bowes, Inc.	9,883	84,697
Quad/Graphics, Inc.†	7,468	155,558
Republic Services, Inc.†	24,406	1,668,394
SP Plus Corp.†*	12,509	465,335
Steelcase, Inc., Class A†(a)	23,393	315,806
TriNet Group, Inc.(a)*	12,817	716,983
Verisk Analytics, Inc.†(a)*	10,997	1,183,717
Waste Management, Inc.†	2,397	194,972

		12,967,550

Consumer Durables & Apparel — 3.4%
Cavco Industries, Inc.†*	1,062	220,524
Columbia Sportswear Co.†	5,682	519,733
Crocs, Inc.(a)*	45,194	795,866

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.†(b)*	14,721	$1,661,854
Ethan Allen Interiors, Inc.†(b)	3,160	77,420
Garmin Ltd. (Switzerland)†(a)	46,248	2,821,128
G-III Apparel Group Ltd.†*	4,862	215,873
Hasbro, Inc.†(a)(b)	9,379	865,775
Helen of Troy Ltd. (Bermuda)†(b)*	6,779	667,393
La-Z-Boy, Inc.†	4,594	140,576
Malibu Boats, Inc., Class A(b)*	3,069	128,714
Mattel, Inc.(b)	20,417	335,247
Michael Kors Holdings Ltd. (British Virgin Islands)†*	15,997	1,065,400
NIKE, Inc., Class B	1,150	91,632
Ralph Lauren Corp.†	10,287	1,293,282
Tapestry, Inc.†	8,947	417,914
TopBuild Corp.†*	3,191	249,983
Tupperware Brands Corp.†(a)(b)	27,822	1,147,379
VF Corp.†	7,121	580,504
Vista Outdoor, Inc.†*	20,429	316,445

		13,612,642

Consumer Services — 5.5%
Adtalem Global Education, Inc.†*	10,814	520,153
BJ’s Restaurants, Inc.†(b)	17,606	1,056,360
Bloomin’ Brands, Inc.(b)	29,466	592,267
Boyd Gaming Corp.†(a)(b)	89,254	3,093,544
Brinker International, Inc.†(b)	15,682	746,463
Capella Education Co.†	36	3,553
Choice Hotels International, Inc.†	1,213	91,703
Churchill Downs, Inc.†	1,293	383,374
Darden Restaurants, Inc.†	10,381	1,111,390
Dine Brands Global, Inc.†	6,111	457,103
Graham Holdings Co., Class B†	1,468	860,395
Hilton Worldwide Holdings, Inc.†	1,703	134,809
Hyatt Hotels Corp., Class A†	30,221	2,331,550
ILG, Inc.	2,453	81,023
Jack in the Box, Inc.†(b)	17,923	1,525,606
K12, Inc.(b)*	1,437	23,524
Las Vegas Sands Corp.†	8,317	635,086
Marriott International, Inc., Class A†	10,621	1,344,619
McDonald’s Corp.†	2,283	357,723
Planet Fitness, Inc., Class A†*	7,032	308,986
Red Robin Gourmet Burgers, Inc.†(b)*	6,644	309,610
Regis Corp.†(b)*	3,576	59,147
Ruth’s Hospitality Group, Inc.(b)	5,884	165,046
Service Corp. International(b)	9,562	342,224

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Stars Group, Inc. (The) (Canada)†(a)*	22,566	$819,146
Vail Resorts, Inc.†	5,213	1,429,352
Wyndham Destinations, Inc.†	11,480	508,220
Wyndham Hotels & Resorts, Inc.†	6,293	370,217
Yum! Brands, Inc.†(a)	25,685	2,009,081

		21,671,274

Energy — 6.8%
Cameco Corp. (Canada)†(b)	137,607	1,548,079
Core Laboratories NV (Netherlands)†	4,734	597,478
CVR Energy, Inc.†	10,579	391,317
Delek US Holdings, Inc.†(a)	53,482	2,683,192
DHT Holdings, Inc. (Marshall Islands)	2,999	14,065
Diamond Offshore Drilling, Inc.(b)*	40,690	848,793
Enbridge, Inc. (Canada)†	2,347	83,764
Exterran Corp.†*	8,781	219,876
Exxon Mobil Corp.†	11,038	913,174
Frank’s International NV (Netherlands)†	18,363	143,231
FTS International, Inc.(b)*	20,653	294,099
Halliburton Co.†(a)	62,472	2,814,988
Helmerich & Payne, Inc.†	755	48,139
HollyFrontier Corp.†	21,114	1,444,831
Imperial Oil Ltd. (Canada)†	4,915	163,424
Kinder Morgan, Inc.†	76,228	1,346,949
Mammoth Energy Services, Inc.†(b)*	17,515	594,809
McDermott International, Inc. (Panama)*	2,358	46,335
Noble Corp. PLC (United Kingdom)†(b)*	49,050	310,486
Phillips 66†	22,230	2,496,651
Precision Drilling Corp. (Canada)*	454	1,507
Rowan Cos. PLC, Class A (United Kingdom)†*	16,115	261,385
RPC, Inc.†(b)	106,400	1,550,248
Schlumberger Ltd. (Curacao)†(a)	16,827	1,127,914
SEACOR Holdings, Inc.†(a)(b)*	7,824	448,080
Ship Finance International Ltd. (Bermuda)†(b)	67,451	1,008,392
TechnipFMC PLC (United Kingdom)†(a)	69,184	2,195,900
Transocean Ltd. (Switzerland)†*	70,660	949,670
Valero Energy Corp.†	7,255	804,072

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Weatherford International PLC (Ireland)†(b)*	406,172	$1,336,306

		26,687,154

Food & Staples Retailing — 2.2%
Kroger Co. (The)†	77,494	2,204,704
Performance Food Group Co.†(a)*	25,013	917,977
Rite Aid Corp.†*	59,368	102,707
Sysco Corp.†	16,584	1,132,521
US Foods Holding Corp.†*	26,213	991,376
Walgreens Boots Alliance, Inc.	22,861	1,372,003
Walmart, Inc.†	18,142	1,553,862
Weis Markets, Inc.(b)	5,250	280,035

		8,555,185

Food, Beverage & Tobacco — 6.1%
Altria Group, Inc.†	24,786	1,407,597
Archer-Daniels-Midland Co.†	13,141	602,252
Brown-Forman Corp., Class B†(a)(b)	41,268	2,022,545
Coca-Cola Co. (The)†	12,606	552,899
Conagra Brands, Inc.†(a)	70,289	2,511,426
Constellation Brands, Inc., Class A	505	110,529
Dean Foods Co.(b)	51,349	539,678
Flowers Foods, Inc.†	12,676	264,041
General Mills, Inc.†	37,944	1,679,401
Hershey Co. (The)†	9,451	879,510
Ingredion, Inc.†	20,604	2,280,863
JM Smucker Co. (The)†(b)	18,215	1,957,748
Kellogg Co.†	3,198	223,444
Kraft Heinz Co. (The)†	19,132	1,201,872
McCormick & Co., Inc., non-voting shares(b)	428	49,687
Mondelez International, Inc., Class A†	35,274	1,446,234
PepsiCo, Inc.†	28,921	3,148,629
Philip Morris International, Inc.†(a)	14,044	1,133,913
TreeHouse Foods, Inc.†*	2,829	148,551
Tyson Foods, Inc., Class A†	14,958	1,029,858
Universal Corp.†(b)	10,825	714,991

		23,905,668

Health Care Equipment & Services — 11.0%
Abbott Laboratories†	17,258	1,052,565
Allscripts Healthcare Solutions, Inc.†(b)*	80,831	969,972
AMN Healthcare Services, Inc.†(a)(b)*	19,437	1,139,008

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Avanos Medical, Inc.*	19,483	$1,115,402
Boston Scientific Corp.†*	10,569	345,606
Brookdale Senior Living, Inc.†*	93,237	847,524
Cantel Medical Corp.(a)	2,712	266,752
Cardinal Health, Inc.†(a)	23,513	1,148,140
Cerner Corp.†*	33,715	2,015,820
CONMED Corp.†	11,503	842,020
Cotiviti Holdings, Inc.†*	39,731	1,753,329
CVS Health Corp.†	10,202	656,499
Danaher Corp.†(a)	23,803	2,348,880
Encompass Health Corp.†	7,768	526,049
Envision Healthcare Corp.†(a)(b)*	55,447	2,440,222
Express Scripts Holding Co.†*	31,029	2,395,749
Globus Medical, Inc., Class A†(a)*	58,475	2,950,647
Haemonetics Corp.†*	8,055	722,372
HCA Healthcare, Inc.†	4,375	448,875
HealthStream, Inc.	80	2,185
Hill-Rom Holdings, Inc.†	6,391	558,190
HMS Holdings Corp.†*	3,761	81,313
ICU Medical, Inc.†*	7,936	2,330,406
Integer Holdings Corp.†*	17,658	1,141,590
Kindred Healthcare, Inc.†*	5,717	51,453
Laboratory Corp. of America Holdings†*	7,127	1,279,510
LifePoint Health, Inc.†(a)(b)*	23,011	1,122,937
Masimo Corp.†(a)*	6,304	615,586
McKesson Corp.†	3,632	484,509
Medtronic PLC (Ireland)†	32,693	2,798,848
Meridian Bioscience, Inc.†	9,703	154,278
Owens & Minor, Inc.†(b)	88,042	1,471,182
Quality Systems, Inc.†(a)*	25,359	494,500
ResMed, Inc.†(b)	10,020	1,037,872
STERIS PLC (United Kingdom)†(b)	4,983	523,265
Stryker Corp.†	6,618	1,117,515
Tabula Rasa HealthCare, Inc.(b)*	789	50,362
Tenet Healthcare Corp.†*	37,996	1,275,526
Tivity Health, Inc.†(b)*	3,748	131,930
Universal Health Services, Inc., Class B†	4,834	538,701
Varex Imaging Corp.†(b)*	4,836	179,367
Varian Medical Systems, Inc.†*	4,386	498,776
Veeva Systems, Inc., Class A†(b)*	5,002	384,454
Zimmer Biomet Holdings, Inc.†(b)	9,055	1,009,089

		43,318,775

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 2.8%
Avon Products, Inc.†(b)*	332,319	$538,357
Church & Dwight Co., Inc.†(b)	13,518	718,617
Colgate-Palmolive Co.†(a)	19,394	1,256,925
Edgewell Personal Care Co.†*	2,016	101,727
Estee Lauder Cos., Inc. (The), Class A†	23,853	3,403,585
Kimberly-Clark Corp.†(b)	32,446	3,417,862
Procter & Gamble Co. (The)†	18,913	1,476,349

		10,913,422

Materials — 6.2%
AdvanSix, Inc.(a)*	7,032	257,582
Albemarle Corp.†(b)	6,325	596,637
Avery Dennison Corp.	451	46,047
Balchem Corp.	550	53,977
Ball Corp.†(b)	5,898	209,674
CF Industries Holdings, Inc.†	13,317	591,275
Chemours Co. (The)†	15,894	705,058
Domtar Corp.†	36,788	1,756,259
Eagle Materials, Inc.†(a)	19,281	2,023,927
Eastman Chemical Co.†	649	64,874
Ecolab, Inc.†(a)	18,021	2,528,887
GCP Applied Technologies, Inc.†*	18,453	534,214
Ingevity Corp.†*	2	162
Innospec, Inc.†	642	49,145
International Paper Co.†(a)	32,203	1,677,132
KMG Chemicals, Inc.†(b)	2,121	156,487
Kraton Corp.†(a)*	18,361	847,177
Louisiana-Pacific Corp.	372	10,126
LyondellBasell Industries NV, Class A (Netherlands)†	20,637	2,266,974
Methanex Corp. (Canada)†	34,782	2,459,087
Minerals Technologies, Inc.†	2,676	201,637
Norbord, Inc. (Canada)(a)	3,199	131,543
PolyOne Corp.†	20,933	904,724
Praxair, Inc.†	1,387	219,354
RPM International, Inc.†(b)	30,729	1,792,115
Sensient Technologies Corp.(b)	3,904	279,331
Silgan Holdings, Inc.†	5,674	152,233
Sonoco Products Co.†(b)	24,042	1,262,205
Tronox Ltd., Class A (Australia)†	3,266	64,275
Verso Corp., Class A†(a)(b)*	24,314	529,073
Westlake Chemical Corp.†	17,941	1,930,990

		24,302,181

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 3.7%
AMC Entertainment Holdings, Inc., Class A†(b)	76,928	$1,223,155
CBS Corp., Class B, non-voting shares†	51,766	2,910,285
Comcast Corp., Class A†	22,831	749,085
DISH Network Corp., Class A†*	29,064	976,841
Gannett Co., Inc.(a)(b)	79,638	852,127
Interpublic Group of Cos., Inc. (The)†(b)	33,238	779,099
John Wiley & Sons, Inc., Class A	2,582	161,117
Loral Space & Communications, Inc.*	1,083	40,721
MSG Networks, Inc., Class A†*	29,508	706,717
News Corp., Class A†	57,062	884,461
Omnicom Group, Inc.†(a)(b)	23,722	1,809,277
Tribune Media Co., Class A†	9,999	382,662
Twenty-First Century Fox, Inc., Class A†	1,397	69,417
Viacom, Inc., Class B†	20,215	609,684
Walt Disney Co. (The)†	24,854	2,604,948

		14,759,596

Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AbbVie, Inc.†	11,882	1,100,867
Acorda Therapeutics, Inc.(b)*	7,074	203,024
Agilent Technologies, Inc.†(a)	29,054	1,796,699
Amgen, Inc.†	4,351	803,151
ANI Pharmaceuticals, Inc.(b)*	1,682	112,358
Biogen, Inc.†*	2,776	805,706
Bristol-Myers Squibb Co.†(a)	9,753	539,731
Bruker Corp.†	11,884	345,111
Cambrex Corp.†(a)(b)*	12,434	650,298
Celgene Corp.†*	20,500	1,628,110
ChemoCentryx, Inc.*	76	1,001
Eagle Pharmaceuticals, Inc.†*	8,146	616,326
Emergent BioSolutions, Inc.†*	9,079	458,399
Enanta Pharmaceuticals, Inc.†(b)*	3,418	396,146
Exact Sciences Corp.†*	26,708	1,596,871
Exelixis, Inc.†*	14,381	309,479
Gilead Sciences, Inc.†	13,800	977,592
Halozyme Therapeutics, Inc.(b)*	12,494	210,774
Immunomedics, Inc.†*	4,445	105,213
Innoviva, Inc.†(b)*	80,651	1,112,984
Johnson & Johnson†	13,261	1,609,090
Ligand Pharmaceuticals, Inc.†*	4,066	842,353
Merck & Co., Inc.†	13,194	800,876

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Myriad Genetics, Inc.(a)*	8,906	$332,817
Pfizer, Inc.†	35,795	1,298,643
Phibro Animal Health Corp., Class A†	5,511	253,782
PRA Health Sciences, Inc.†*	4,708	439,539
Prestige Brands Holdings, Inc.†(b)*	19,209	737,241
Regeneron Pharmaceuticals, Inc.†*	1,470	507,135
REGENXBIO, Inc.†*	3,578	256,722
Repligen Corp.†*	6,356	298,986
Sarepta Therapeutics, Inc.(b)*	1,287	170,116
Supernus Pharmaceuticals, Inc.(b)*	1,047	62,663
United Therapeutics Corp.†*	510	57,705
Waters Corp.†*	5,381	1,041,708
Zoetis, Inc.†(a)	13,601	1,158,669

		23,637,885

Retailing — 9.4%
1-800-Flowers.com, Inc., Class A(b)*	185	2,322
Abercrombie & Fitch Co., Class A†(b)	36,717	898,832
Advance Auto Parts, Inc.†	22,873	3,103,866
Amazon.com, Inc.†*	1,180	2,005,764
Asbury Automotive Group, Inc.†(b)*	11,961	819,927
AutoNation, Inc.†(b)*	41,240	2,003,439
AutoZone, Inc.†*	3,858	2,588,448
Bed Bath & Beyond, Inc.†(a)(b)	107,525	2,142,436
Best Buy Co., Inc.†(a)(b)	19,490	1,453,564
Big Lots, Inc.(b)	9,669	403,971
Booking Holdings, Inc.†*	651	1,319,636
Buckle, Inc. (The)(b)	4,831	129,954
CarMax, Inc.*	300	21,861
Cato Corp. (The), Class A	100	2,462
Chico’s FAS, Inc.†(b)	35,359	287,822
Dollar General Corp.†	3,205	316,013
Dollar Tree, Inc.†*	2,664	226,440
Foot Locker, Inc.†	18,890	994,558
Groupon, Inc.(b)*	71,781	308,658
Home Depot, Inc. (The)†	5,483	1,069,733
Kohl’s Corp.†	19,542	1,424,612
L Brands, Inc.†(b)	13,220	487,554
Lands’ End, Inc.†*	5,431	151,525
Lowe’s Cos., Inc.†(a)	27,679	2,645,282
Macy’s, Inc.†(b)	22,751	851,570
Michaels Cos., Inc. (The)(b)*	24,570	471,007
Nutrisystem, Inc.†	16,693	642,680
Office Depot, Inc.†	37,754	96,273

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
O’Reilly Automotive, Inc.†*	3,967	$1,085,252
Penske Automotive Group, Inc.†	3,056	143,174
PetMed Express, Inc.†(b)	24,947	1,098,915
RH†(b)*	7,437	1,038,949
Ross Stores, Inc.†	15,813	1,340,152
Tailored Brands, Inc.†(b)	69,835	1,782,189
Target Corp.†	8,570	652,348
Tiffany & Co.†	4,320	568,512
TJX Cos., Inc. (The)†(a)	12,567	1,196,127
Ulta Beauty, Inc.†*	3,286	767,150
Urban Outfitters, Inc.†*	7,610	339,026

		36,882,003

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Energy Industries, Inc.†(a)(b)*	12,660	735,419
Analog Devices, Inc.†(a)	20,468	1,963,291
Applied Materials, Inc.†	14,948	690,448
Cabot Microelectronics Corp.†(b)	2,725	293,101
Cirrus Logic, Inc.†(a)(b)*	45,885	1,758,772
Diodes, Inc.†*	5,970	205,786
Intel Corp.†	37,275	1,852,940
KLA-Tencor Corp.†	11,525	1,181,658
Lam Research Corp.†(a)(b)	10,897	1,883,546
Marvell Technology Group Ltd. (Bermuda)†(b)	10,844	232,495
Maxim Integrated Products, Inc.†	3,491	204,782
Micron Technology, Inc.†*	96,579	5,064,603
MKS Instruments, Inc.†	7,588	726,172
ON Semiconductor Corp.†*	92,896	2,065,543
Qorvo, Inc.†*	9,683	776,286
QUALCOMM, Inc.†	13,823	775,747
Skyworks Solutions, Inc.†	5,835	563,953
SMART Global Holdings, Inc.
(Cayman Islands)†(a)(b)*	32,619	1,039,568
Texas Instruments, Inc.†	14,644	1,614,501
Universal Display Corp.(b)	727	62,522
Xcerra Corp.†*	63,815	891,496

		24,582,629

Software & Services — 17.4%
Accenture PLC, Class A (Ireland)†	6,902	1,129,098
Adobe Systems, Inc.†(a)*	6,752	1,646,205
Akamai Technologies, Inc.†*	17,230	1,261,753
Alphabet, Inc., Class A†*	1,439	1,624,904
ANSYS, Inc.†*	7,464	1,300,080

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Appfolio, Inc., Class A(a)(b)*	9,886	$604,529
Aspen Technology, Inc.†*	10,252	950,770
Automatic Data Processing, Inc.†(a)	15,294	2,051,537
Avaya Holdings Corp.(b)*	8,605	172,788
Blucora, Inc.(a)*	25,876	957,412
Booz Allen Hamilton Holding Corp.	1,626	71,105
Broadridge Financial Solutions, Inc.†	5,440	626,144
CA, Inc.†	55,307	1,971,695
CACI International, Inc., Class A†*	461	77,702
Cadence Design Systems, Inc.†*	7,043	305,032
Cardtronics PLC, Class A (United Kingdom)†*	29,142	704,654
Cars.com, Inc.†(b)*	27,076	768,688
CDK Global, Inc.†(a)	25,315	1,646,741
CGI Group, Inc., Class A (Canada)†(a)*	20,156	1,276,278
Cision Ltd. (Cayman Islands)*	5,622	84,049
Citrix Systems, Inc.†*	21,119	2,214,116
Conduent, Inc.†(a)(b)*	31,592	574,027
Convergys Corp.†	26,707	652,719
DXC Technology Co.†(a)	41,034	3,307,751
eBay, Inc.†*	72,064	2,613,041
Electronic Arts, Inc.†*	2,158	304,321
Envestnet, Inc.†(a)*	6,697	368,000
Etsy, Inc.†*	60,654	2,558,992
Facebook, Inc., Class A†*	11,661	2,265,966
Fair Isaac Corp.†*	4,881	943,595
Fidelity National Information Services, Inc.†	2,803	297,202
Fiserv, Inc.†*	8,554	633,766
FleetCor Technologies, Inc.†*	650	136,922
Fortinet, Inc.†*	26,294	1,641,534
GoDaddy, Inc., Class A†(a)*	17,119	1,208,601
GrubHub, Inc.†(b)*	6,342	665,339
GTT Communications, Inc.†(b)*	15,243	685,935
IAC/InterActiveCorp.†*	10,583	1,613,802
International Business Machines Corp.†	9,854	1,376,604
Intuit, Inc.†(a)	17,516	3,578,606
j2 Global, Inc.(a)(b)	6,603	571,886
LogMeIn, Inc.†(b)	10,437	1,077,620
Manhattan Associates, Inc.†*	4,807	225,977
Mastercard, Inc., Class A†	950	186,694
MAXIMUS, Inc.†	3,869	240,304

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†	16,813	$1,657,930
MicroStrategy, Inc., Class A†*	3,377	431,412
NIC, Inc.†(b)	62,689	974,814
Open Text Corp. (Canada)†	32,795	1,154,056
Oracle Corp.†(a)	63,561	2,800,498
Paychex, Inc.†	15,697	1,072,890
Paycom Software, Inc.†(b)*	2,825	279,195
Progress Software Corp.†(b)	40,330	1,565,611
Qualys, Inc.†(b)*	5,526	465,842
RealPage, Inc.(b)*	1,569	86,452
Red Hat, Inc.†(a)*	13,183	1,771,400
salesforce.com, Inc.*	1	136
Science Applications International Corp.†	1,774	143,570
SS&C Technologies Holdings, Inc.†	15,199	788,828
Stamps.com, Inc.†*	1,596	403,868
Synopsys, Inc.†(a)*	22,010	1,883,396
TechTarget, Inc.†*	4,286	121,722
Total System Services, Inc.†	573	48,430
Travelport Worldwide Ltd. (Bermuda)†	3,490	64,705
Tucows, Inc., Class A(b)*	2,017	122,331
Tyler Technologies, Inc.†(b)*	3,861	857,528
VeriSign, Inc.†*	9,754	1,340,395
Visa, Inc., Class A†	3,817	505,562
VMware, Inc., Class A*	669	98,323
Web.com Group, Inc.†*	27,278	705,136

		68,518,514

Technology Hardware & Equipment — 7.5%
Amphenol Corp., Class A†	15,110	1,316,836
Apple, Inc.†	12,533	2,319,984
Casa Systems, Inc.†(b)*	27,394	447,344
CDW Corp.†	3,398	274,524
Cisco Systems, Inc.†	70,308	3,025,353
Comtech Telecommunications Corp.	346	11,030
Diebold Nixdorf, Inc.(b)	11,217	134,043
Dolby Laboratories, Inc., Class A†(b)	19,772	1,219,735
EchoStar Corp., Class A†*	6,604	293,218
Electro Scientific Industries, Inc.†*	35,629	561,869
F5 Networks, Inc.†*	5,460	941,577
FLIR Systems, Inc.†	38,435	1,997,467
HP, Inc.†	101,957	2,313,404
InterDigital, Inc.†	12,229	989,326
Jabil, Inc.†(a)	61,012	1,687,592

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.†	12,731	$349,084
KEMET Corp.†*	23,746	573,466
Keysight Technologies, Inc.†*	8,161	481,744
Lumentum Holdings, Inc.(b)*	23,165	1,341,254
Mesa Laboratories, Inc.	52	10,976
Mitel Networks Corp. (Canada)†*	18,420	202,067
Motorola Solutions, Inc.†	7,186	836,235
MTS Systems Corp.	44	2,317
NetApp, Inc.†	13,245	1,040,130
NETGEAR, Inc.†*	1,808	113,000
OSI Systems, Inc.†(b)*	9,387	725,897
Plantronics, Inc.†(b)	5,974	455,518
Seagate Technology PLC (Ireland)†	47,052	2,657,026
Systemax, Inc.†(b)	1,948	66,875
TE Connectivity Ltd. (Switzerland)†	13,371	1,204,192
Ubiquiti Networks, Inc.(b)*	1,155	97,852
Vishay Intertechnology, Inc.†	48,543	1,126,198
Xerox Corp.	503	12,072
Zebra Technologies Corp., Class A†*	5,909	846,464

		29,675,669

Telecommunication Services — 1.7%
AT&T, Inc.†	39,853	1,279,680
BCE, Inc. (Canada)†(a)	29,844	1,208,384
Intelsat SA (Luxembourg)*	16,446	273,990
Rogers Communications, Inc., Class B (Canada)†(a)	34,822	1,652,652
Verizon Communications, Inc.†	14,753	742,223
Vonage Holdings Corp.†(a)*	129,782	1,672,890

		6,829,819

Transportation — 4.7%
American Airlines Group, Inc.(b)	16,499	626,302
CH Robinson Worldwide, Inc.†(a)	31,116	2,603,165
CSX Corp.†	761	48,537
Delta Air Lines, Inc.†	23,334	1,155,966
Expeditors International of Washington, Inc.†	39,506	2,887,889
FedEx Corp.†(b)	11,614	2,637,075
Heartland Express, Inc.(b)	10,712	198,708
Landstar System, Inc.†(a)(b)	10,958	1,196,614
Norfolk Southern Corp.†	12,918	1,948,939
Old Dominion Freight Line, Inc.†	10,090	1,503,006
Schneider National, Inc., Class B†(b)	22,093	607,778

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.†(a)	44,205	$2,249,150
Union Pacific Corp.†	6,005	850,788

		18,513,917

TOTAL COMMON STOCKS (Cost $436,473,754)		477,614,297

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc.
6.00%, 03/01/2027	$715	701

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		701

TOTAL LONG POSITIONS - 121.2%		477,614,998

(Cost $436,474,469)

	Number of Shares
SHORT POSITIONS — (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (2.3)%
Adient PLC (Ireland)	(9,351)	(459,977)
American Axle & Manufacturing Holdings, Inc.*	(91,810)	(1,428,564)
Cooper Tire & Rubber Co.	(41,908)	(1,102,180)
Dorman Products, Inc.*	(12,887)	(880,311)
Ford Motor Co.	(107,769)	(1,193,003)
Fox Factory Holding Corp.*	(14,293)	(665,339)
Gentherm, Inc.*	(17,538)	(689,243)
LCI Industries	(15,286)	(1,378,033)
Standard Motor Products, Inc.	(600)	(29,004)
Tesla, Inc.*	(4,028)	(1,381,403)

		(9,207,057)

Capital Goods — (12.5)%
AAON, Inc.	(11,656)	(387,562)
Actuant Corp., Class A	(26,302)	(771,964)
Aerovironment, Inc.*	(14,753)	(1,053,807)
Alamo Group, Inc.	(1,295)	(117,016)
American Railcar Industries, Inc.	(7,790)	(307,549)
American Woodmark Corp.*	(12,208)	(1,117,642)
Apogee Enterprises, Inc.	(4,592)	(221,197)
Applied Industrial Technologies, Inc.	(2,292)	(160,784)
Arconic, Inc.	(10,233)	(174,063)
Astec Industries, Inc.	(5,047)	(301,811)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Astronics Corp.*	(10,220)	$(367,613)
Barnes Group, Inc.	(9,991)	(588,470)
Beacon Roofing Supply, Inc.*	(44,603)	(1,900,980)
Briggs & Stratton Corp.	(10,795)	(190,100)
CIRCOR International, Inc.	(12,851)	(474,973)
Crane Co.	(3,518)	(281,897)
Cubic Corp.	(6,953)	(446,383)
DXP Enterprises, Inc.*	(4,998)	(190,924)
Dycom Industries, Inc.*	(4,118)	(389,192)
Encore Wire Corp.	(946)	(44,888)
Engility Holdings, Inc.*	(1,732)	(53,068)
EnPro Industries, Inc.	(13,179)	(921,871)
ESCO Technologies, Inc.	(2,640)	(152,328)
Evoqua Water Technologies Corp.*	(6,509)	(133,434)
Flowserve Corp.	(22,456)	(907,222)
Foundation Building Materials, Inc.*	(1,028)	(15,811)
Franklin Electric Co., Inc.	(9,526)	(429,623)
Gates Industrial Corp. PLC (United Kingdom)*	(2,740)	(44,580)
Global Brass & Copper Holdings, Inc.	(3,118)	(97,749)
Hubbell, Inc.	(7,345)	(776,660)
Hyster-Yale Materials Handling, Inc.	(3,244)	(208,427)
Ingersoll-Rand PLC (Ireland)	(15,187)	(1,362,730)
Jacobs Engineering Group, Inc.	(7,024)	(445,954)
JELD-WEN Holding, Inc.*	(50,358)	(1,439,735)
Kratos Defense & Security Solutions, Inc.*	(170,012)	(1,956,838)
L3 Technologies, Inc.	(9,899)	(1,903,776)
Lindsay Corp.	(4,585)	(444,699)
Lydall, Inc.*	(1,452)	(63,380)
Masco Corp.	(43,196)	(1,616,394)
Masonite International Corp. (Canada)*	(1,840)	(132,204)
MasTec, Inc.*	(28,820)	(1,462,615)
Maxar Technologies Ltd. (Canada)	(10,818)	(546,525)
Mercury Systems, Inc.*	(39,625)	(1,508,128)
Moog, Inc., Class A	(3,625)	(282,605)
MRC Global, Inc.*	(104,501)	(2,264,537)
Mueller Industries, Inc.	(12,982)	(383,099)
Mueller Water Products, Inc., Class A	(34,569)	(405,149)
NOW, Inc.*	(172,418)	(2,298,332)
Owens Corning	(24,752)	(1,568,534)
Patrick Industries, Inc.*	(7,878)	(447,864)
Proto Labs, Inc.*	(2,778)	(330,443)

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raven Industries, Inc.	(14,379)	$(552,873)
RBC Bearings, Inc.*	(704)	(90,682)
Regal Beloit Corp.	(8,237)	(673,787)
REV Group, Inc.	(25,649)	(436,289)
SPX Corp.*	(21,343)	(748,072)
Sunrun, Inc.*	(46,060)	(605,689)
Terex Corp.	(29,926)	(1,262,578)
Textainer Group Holdings Ltd. (Bermuda)*	(6,059)	(96,338)
Thermon Group Holdings, Inc.*	(12,491)	(285,669)
Timken Co. (The)	(54,787)	(2,385,974)
Titan International, Inc.	(22,348)	(239,794)
TPI Composites, Inc.*	(5,291)	(154,709)
Trex Co., Inc.*	(22,249)	(1,392,565)
Triumph Group, Inc.	(30,673)	(601,191)
Tutor Perini Corp.*	(9,031)	(166,622)
Universal Forest Products, Inc.	(2,137)	(78,257)
USG Corp.*	(56,133)	(2,420,455)
Valmont Industries, Inc.	(1,376)	(207,432)
Vicor Corp.*	(9,449)	(411,504)
Wabash National Corp.	(7,429)	(138,625)
Wabtec Corp.	(1,269)	(125,098)
Wesco Aircraft Holdings, Inc.*	(69,926)	(786,668)
Woodward, Inc.	(19,114)	(1,469,102)

		(49,423,102)

Commercial & Professional Services — (1.9)%
ABM Industries, Inc.	(27,198)	(793,638)
Advanced Disposal Services, Inc.*	(16,534)	(409,713)
Barrett Business Services, Inc.	(804)	(77,642)
Casella Waste Systems, Inc., Class A*	(7,374)	(188,848)
CBIZ, Inc.*	(3,023)	(69,529)
Clean Harbors, Inc.*	(24,780)	(1,376,529)
Forrester Research, Inc.	(4,528)	(189,950)
Healthcare Services Group, Inc.	(12,421)	(536,463)
Heidrick & Struggles International, Inc.	(3,871)	(135,485)
HNI Corp.	(11,925)	(443,610)
Huron Consulting Group, Inc.*	(1,962)	(80,246)
Interface, Inc.	(5,554)	(127,464)
Kelly Services, Inc., Class A	(2,306)	(51,770)
Knoll, Inc.	(2,763)	(57,498)
Matthews International Corp., Class A	(808)	(47,510)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
MSA Safety, Inc.	(3,392)	$(326,785)
Multi-Color Corp.	(9,998)	(646,371)
Ritchie Bros Auctioneers, Inc. (Canada)	(11,598)	(395,724)
Robert Half International, Inc.	(7,091)	(461,624)
Team, Inc.*	(16,686)	(385,447)
Tetra Tech, Inc.	(3,172)	(185,562)
TrueBlue, Inc.*	(8,619)	(232,282)
UniFirst Corp.	(115)	(20,344)
Viad Corp.	(1,829)	(99,223)

		(7,339,257)

Consumer Durables & Apparel — (3.5)%
American Outdoor Brands Corp.*	(25,985)	(312,600)
Callaway Golf Co.	(27,850)	(528,314)
Canada Goose Holdings, Inc. (Canada)*	(687)	(40,430)
Gildan Activewear, Inc. (Canada)	(7,362)	(207,314)
GoPro, Inc., Class A*	(140,032)	(901,806)
Hanesbrands, Inc.	(82,639)	(1,819,711)
Installed Building Products, Inc.*	(16,949)	(958,466)
iRobot Corp.*	(22,018)	(1,668,304)
Johnson Outdoors, Inc., Class A	(685)	(57,903)
Mohawk Industries, Inc.*	(726)	(155,560)
Newell Brands, Inc.	(57,735)	(1,488,986)
Oxford Industries, Inc.	(8,011)	(664,753)
Polaris Industries, Inc.	(5,412)	(661,238)
PVH Corp.	(7,702)	(1,153,143)
Skechers U.S.A., Inc., Class A*	(31,106)	(933,491)
Tempur Sealy International, Inc.*	(38,913)	(1,869,770)
Under Armour, Inc., Class C*	(1,181)	(24,895)
Wolverine World Wide, Inc.	(14,373)	(499,749)

		(13,946,433)

Consumer Services — (5.5)%
Aramark	(57,962)	(2,150,390)
Belmond Ltd., Class A (Bermuda)*	(35,218)	(392,681)
Carrols Restaurant Group, Inc.*	(5,395)	(80,116)
Chegg, Inc.*	(21,154)	(587,870)
Chipotle Mexican Grill, Inc.*	(6,156)	(2,655,514)
Dave & Buster’s Entertainment, Inc.*	(55,825)	(2,657,270)
Fiesta Restaurant Group, Inc.*	(5,310)	(152,397)
Golden Entertainment, Inc.*	(8,739)	(235,866)
Houghton Mifflin Harcourt Co.*	(12,447)	(95,220)
MGM Resorts International	(19,009)	(551,831)
Monarch Casino & Resort, Inc.*	(1,403)	(61,802)

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(6,677)	$(315,488)
PlayAGS, Inc.*	(2,352)	(63,669)
Red Rock Resorts, Inc., Class A	(10,153)	(340,126)
Royal Caribbean Cruises Ltd. (Liberia)	(32,326)	(3,348,974)
SeaWorld Entertainment, Inc.*	(74,146)	(1,617,866)
ServiceMaster Global Holdings, Inc.*	(2,897)	(172,285)
Shake Shack, Inc., Class A*	(17,982)	(1,190,049)
Six Flags Entertainment Corp.	(5,826)	(408,111)
Sonic Corp.	(16,084)	(553,611)
Speedway Motorsports, Inc.	(177)	(3,073)
Strayer Education, Inc.	(7,026)	(794,008)
Weight Watchers International, Inc.*	(18,602)	(1,880,662)
Wendy’s Co. (The)	(8,074)	(138,711)
Wingstop, Inc.	(11,183)	(582,858)
Wynn Resorts Ltd.	(4,231)	(708,016)

		(21,738,464)

Energy — (6.8)%
Andeavor	(670)	(87,891)
Dril-Quip, Inc.*	(3,000)	(154,200)
Ensco PLC, Class A (United Kingdom)	(556,465)	(4,039,936)
Forum Energy Technologies, Inc.*	(90,221)	(1,114,229)
Green Plains, Inc.	(83,384)	(1,525,927)
Helix Energy Solutions Group, Inc.*	(132,696)	(1,105,358)
Keane Group, Inc.*	(23,701)	(323,993)
Nabors Industries Ltd. (Bermuda)	(129,229)	(828,358)
Newpark Resources, Inc.*	(9,940)	(107,849)
NexGen Energy Ltd. (Canada)*	(4,399)	(8,182)
Oceaneering International, Inc.	(131,725)	(3,353,718)
Oil States International, Inc.*	(40,551)	(1,301,687)
Par Pacific Holdings, Inc.*	(417)	(7,247)
Pembina Pipeline Corp. (Canada)	(5,824)	(201,510)
Renewable Energy Group, Inc.*	(21,967)	(392,111)
Select Energy Services, Inc., Class A*	(21,863)	(317,669)
SemGroup Corp., Class A	(27,131)	(689,127)
Solaris Oilfield Infrastructure, Inc., Class A*	(33,925)	(484,788)
Suncor Energy, Inc. (Canada)	(37,071)	(1,508,048)
Superior Energy Services, Inc.*	(59,144)	(576,063)
Targa Resources Corp.	(68,273)	(3,378,831)
TransCanada Corp. (Canada)	(51,995)	(2,246,184)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Unit Corp.*	(39,235)	$(1,002,847)
US Silica Holdings, Inc.	(30,247)	(777,045)
Williams Cos., Inc. (The)	(45,854)	(1,243,102)

		(26,775,900)

Food & Staples Retailing — (1.4)%
Casey’s General Stores, Inc.	(19,659)	(2,065,768)
Chefs’ Warehouse, Inc. (The)*	(2,402)	(68,457)
Ingles Markets, Inc., Class A	(270)	(8,586)
PriceSmart, Inc.	(8,421)	(762,100)
SpartanNash Co.	(3,214)	(82,021)
SUPERVALU, Inc.*	(33,259)	(682,475)
United Natural Foods, Inc.*	(45,649)	(1,947,387)

		(5,616,794)

Food, Beverage & Tobacco — (5.2)%
Boston Beer Co., Inc. (The), Class A*	(5,085)	(1,523,974)
Bunge Ltd. (Bermuda)	(28,286)	(1,971,817)
Calavo Growers, Inc.	(1,557)	(149,706)
Campbell Soup Co.	(70,909)	(2,874,651)
Coca-Cola Bottling Co. Consolidated	(4,792)	(647,543)
Cott Corp. (Canada)	(8,127)	(134,502)
Darling Ingredients, Inc.*	(61,148)	(1,215,622)
Fresh Del Monte Produce, Inc.(Cayman Islands)	(14,705)	(655,108)
Freshpet, Inc.*	(14,734)	(404,448)
Hain Celestial Group, Inc. (The)*	(42,803)	(1,275,529)
Hormel Foods Corp.	(10,984)	(408,715)
Hostess Brands, Inc.*	(20,619)	(280,418)
J&J Snack Foods Corp.	(4,867)	(742,071)
John B Sanfilippo & Son, Inc.	(512)	(38,118)
Lancaster Colony Corp.	(2,674)	(370,135)
MGP Ingredients, Inc.	(17,827)	(1,583,216)
Monster Beverage Corp.*	(9,901)	(567,327)
National Beverage Corp.*	(2,515)	(268,854)
Post Holdings, Inc.*	(31,184)	(2,682,448)
Sanderson Farms, Inc.	(24,154)	(2,539,793)
Vector Group Ltd.	(11,184)	(213,391)

		(20,547,386)

Health Care Equipment & Services — (8.8)%
Acadia Healthcare Co., Inc.*	(62,477)	(2,555,934)
Amedisys, Inc.*	(5,286)	(451,742)
AmerisourceBergen Corp.	(10,910)	(930,296)
athenahealth, Inc.*	(830)	(132,086)
AtriCure, Inc.*	(20,350)	(550,468)

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
BioTelemetry, Inc.*	(43,813)	$(1,971,585)
Cardiovascular Systems, Inc.*	(20,103)	(650,131)
Cooper Cos., Inc. (The)	(3,104)	(730,837)
CorVel Corp.*	(89)	(4,806)
CryoLife, Inc.*	(8,626)	(240,234)
DaVita, Inc.*	(9,863)	(684,887)
DexCom, Inc.*	(12,589)	(1,195,703)
Diplomat Pharmacy, Inc.*	(30,020)	(767,311)
Ensign Group, Inc. (The)	(12,913)	(462,544)
Evolent Health, Inc., Class A*	(51,556)	(1,085,254)
Glaukos Corp.*	(27,470)	(1,116,381)
Henry Schein, Inc.*	(26,634)	(1,934,694)
Inovalon Holdings, Inc., Class A*	(24,336)	(241,535)
Insulet Corp.*	(9,831)	(842,517)
Integra LifeSciences Holdings Corp.*	(3,190)	(205,468)
iRhythm Technologies, Inc.*	(14,651)	(1,188,636)
K2M Group Holdings, Inc.*	(28,271)	(636,098)
LHC Group, Inc.*	(16,489)	(1,411,294)
Medidata Solutions, Inc.*	(27,024)	(2,177,053)
MEDNAX, Inc.*	(4,140)	(179,179)
Merit Medical Systems, Inc.*	(14,791)	(757,299)
National Research Corp.	(59)	(2,207)
Natus Medical, Inc.*	(1,685)	(58,132)
Nevro Corp.*	(31,015)	(2,476,548)
Novocure Ltd. (Jersey)*	(39,257)	(1,228,744)
NxStage Medical, Inc.*	(45,477)	(1,268,808)
Omnicell, Inc.*	(11,649)	(610,990)
OraSure Technologies, Inc.*	(33,524)	(552,140)
Patterson Cos., Inc.	(6,168)	(139,829)
Penumbra, Inc.*	(315)	(43,517)
PetIQ, Inc.*	(823)	(22,106)
Quest Diagnostics, Inc.	(5,561)	(611,376)
Quidel Corp.*	(8,831)	(587,262)
RadNet, Inc.*	(6,484)	(97,260)
Select Medical Holdings Corp.*	(17,120)	(310,728)
STAAR Surgical Co.*	(5,299)	(164,269)
Surgery Partners, Inc.*	(4,083)	(60,837)
Tactile Systems Technology, Inc.*	(8,523)	(443,196)
Teladoc, Inc.*	(7,605)	(441,470)
Vocera Communications, Inc.*	(4,615)	(137,943)
Wright Medical Group NV (Netherlands)*	(96,062)	(2,493,770)

		(34,855,104)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (1.4)%
Central Garden & Pet Co., Class A*	(10,100)	$(408,747)
Coty, Inc., Class A	(38,864)	(547,982)
elf Beauty, Inc.*	(7,952)	(121,188)
Inter Parfums, Inc.	(1,926)	(103,041)
Spectrum Brands Holdings, Inc.	(41,704)	(3,403,880)
WD-40 Co.	(5,954)	(870,772)

		(5,455,610)

Materials — (6.2)%
A Schulman, Inc.	(18,613)	(828,278)
Air Products & Chemicals, Inc.	(5,169)	(804,968)
AptarGroup, Inc.	(592)	(55,281)
Ashland Global Holdings, Inc.	(12,292)	(960,989)
Axalta Coating Systems Ltd. (Bermuda)*	(52,336)	(1,586,304)
Bemis Co., Inc.	(4,069)	(171,752)
Berry Global Group, Inc.*	(4,157)	(190,973)
Boise Cascade Co.	(6,559)	(293,187)
Chase Corp.	(209)	(24,505)
Crown Holdings, Inc.*	(6,623)	(296,445)
Ferro Corp.*	(55,891)	(1,165,327)
FutureFuel Corp.	(104)	(1,457)
Graphic Packaging Holding Co.	(153,998)	(2,234,511)
Greif, Inc., Class A	(794)	(41,995)
HB Fuller Co.	(42,918)	(2,303,838)
Huntsman Corp.	(79,163)	(2,311,560)
Innophos Holdings, Inc.	(7,942)	(378,039)
KapStone Paper and Packaging Corp.	(447)	(15,422)
Koppers Holdings, Inc.*	(1,707)	(65,463)
Mosaic Co. (The)	(76,357)	(2,141,814)
Neenah, Inc.	(2,286)	(193,967)
Nutrien Ltd. (Canada)	(38,632)	(2,100,808)
Olin Corp.	(29,130)	(836,614)
Owens-Illinois, Inc.*	(27,684)	(465,368)
Packaging Corp. of America	(1,775)	(198,427)
PH Glatfelter Co.	(17,711)	(346,958)
Platform Specialty Products Corp.*	(60,166)	(697,926)
PQ Group Holdings, Inc.*	(1,432)	(25,776)
Rayonier Advanced Materials, Inc.	(71,628)	(1,224,123)
Scotts Miracle-Gro Co. (The)	(593)	(49,314)
Stepan Co.	(1,680)	(131,057)
Summit Materials, Inc., Class A*	(1,690)	(44,362)
US Concrete, Inc.*	(34,291)	(1,800,278)

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Venator Materials PLC (United Kingdom)*	(22,455)	$(367,364)

		(24,354,450)

Media — (3.1)%
Cable One, Inc.	(171)	(125,393)
Charter Communications, Inc., Class A*	(5,288)	(1,550,494)
Clear Channel Outdoor Holdings, Inc., Class A	(140)	(602)
Discovery, Inc., Class A*	(54,331)	(1,494,102)
Entercom Communications Corp., Class A	(111,201)	(839,568)
EW Scripps Co. (The), Class A	(43,888)	(587,660)
Gray Television, Inc.*	(4,044)	(63,895)
Live Nation Entertainment, Inc.*	(44,548)	(2,163,696)
Madison Square Garden Co. (The), Class A*	(901)	(279,481)
Marcus Corp. (The)	(4,456)	(144,820)
Meredith Corp.	(37,797)	(1,927,647)
National CineMedia, Inc	(3,362)	(28,241)
New York Times Co. (The), Class A	(46,979)	(1,216,756)
Shaw Communications, Inc., Class B (Canada)	(9,256)	(188,360)
Sirius XM Holdings, Inc.	(85,732)	(580,406)
TEGNA, Inc.	(44,334)	(481,024)
World Wrestling Entertainment, Inc., Class A	(5,154)	(375,314)

		(12,047,459)

Pharmaceuticals, Biotechnology & Life Sciences — (3.0)%
Aclaris Therapeutics, Inc.*	(20,662)	(412,620)
Aerie Pharmaceuticals, Inc.*	(4,930)	(333,022)
Alder Biopharmaceuticals, Inc.*	(22,572)	(356,638)
Bio-Rad Laboratories, Inc., Class A*	(4,141)	(1,194,844)
Bio-Techne Corp.	(6,729)	(995,556)
Coherus Biosciences, Inc.*	(23,802)	(333,228)
Dynavax Technologies Corp.*	(6,846)	(104,402)
Epizyme, Inc.*	(24,379)	(330,335)
Esperion Therapeutics, Inc.*	(4,967)	(194,657)
Flexion Therapeutics, Inc.*	(15,567)	(402,407)
Insmed, Inc.*	(2,014)	(47,631)
Intra-Cellular Therapies, Inc.*	(17,267)	(305,108)
La Jolla Pharmaceutical Co.*	(33,147)	(966,898)
Luminex Corp.	(6,037)	(178,273)
Medicines Co. (The)*	(2,555)	(93,768)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
NeoGenomics, Inc.*	(39,111)	$(512,745)
Odonate Therapeutics, Inc.*	(53)	(1,170)
PerkinElmer, Inc.	(18,776)	(1,374,966)
Portola Pharmaceuticals, Inc.*	(7,798)	(294,530)
QIAGEN NV (Netherlands)*	(12,501)	(452,036)
Radius Health, Inc.*	(7,619)	(224,532)
Revance Therapeutics, Inc.*	(20,704)	(568,325)
Spark Therapeutics, Inc.*	(859)	(71,091)
TG Therapeutics, Inc.*	(17,834)	(234,517)
TherapeuticsMD, Inc.*	(48,272)	(301,217)
Theravance Biopharma, Inc. (Cayman Islands)*	(26,883)	(609,706)
Zogenix, Inc.*	(20,685)	(914,277)

		(11,808,499)

Retailing — (6.6)%
Aaron’s, Inc.	(12,761)	(554,465)
At Home Group, Inc.*	(26,142)	(1,023,459)
Boot Barn Holdings, Inc.*	(4,580)	(95,035)
Caleres, Inc.	(11,373)	(391,117)
Camping World Holdings, Inc., Class A	(80,311)	(2,006,169)
Carvana Co.*	(14,703)	(611,645)
Children’s Place, Inc. (The)	(19,905)	(2,404,524)
Core-Mark Holding Co., Inc.	(4,268)	(96,884)
DSW, Inc., Class A	(40,282)	(1,040,081)
Duluth Holdings, Inc., Class B*	(4,372)	(104,010)
Expedia Group, Inc.	(1,390)	(167,064)
Express, Inc.*	(47,506)	(434,680)
Floor & Decor Holdings, Inc., Class A*	(34,042)	(1,679,292)
GameStop Corp., Class A	(82,955)	(1,208,654)
Gap, Inc. (The)	(72,202)	(2,338,623)
Group 1 Automotive, Inc.	(15,583)	(981,729)
Guess?, Inc.	(38,078)	(814,869)
Lumber Liquidators Holdings, Inc.*	(9,961)	(242,550)
Monro, Inc.	(1,684)	(97,840)
National Vision Holdings, Inc.*	(17,885)	(654,054)
Nordstrom, Inc.	(37,820)	(1,958,320)
Ollie’s Bargain Outlet Holdings, Inc.*	(8,532)	(618,570)
Overstock.com, Inc.*	(76,908)	(2,587,954)
Party City Holdco, Inc.*	(8,238)	(125,630)
Pool Corp.	(4,643)	(703,414)
Qurate Retail, Inc.*	(58,937)	(1,250,643)

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Sonic Automotive, Inc., Class A	(17,887)	$(368,472)
Tractor Supply Co.	(14,302)	(1,093,960)
TripAdvisor, Inc.*	(2,910)	(162,116)
Wayfair, Inc., Class A*	(2,364)	(280,749)

		(26,096,572)

Semiconductors & Semiconductor Equipment — (4.9)%
Ambarella, Inc. (Cayman Islands)*	(61,099)	(2,359,032)
Brooks Automation, Inc.	(35,286)	(1,151,029)
Cavium, Inc.*	(22,992)	(1,988,808)
CEVA, Inc.*	(5,789)	(174,828)
Cohu, Inc	(1,320)	(32,353)
Cree, Inc.*	(38,773)	(1,611,794)
Cypress Semiconductor Corp.	(3,507)	(54,639)
First Solar, Inc.*	(14,001)	(737,293)
FormFactor, Inc.*	(63,610)	(846,013)
Ichor Holdings Ltd. (Cayman Islands)*	(50,862)	(1,079,292)
Inphi Corp.*	(81,168)	(2,646,888)
Lattice Semiconductor Corp.*	(64,199)	(421,145)
MACOM Technology Solutions Holdings, Inc.*	(25,666)	(591,345)
MaxLinear, Inc.*	(50,119)	(781,355)
Monolithic Power Systems, Inc.	(1,819)	(243,146)
Nanometrics, Inc.*	(1,650)	(58,426)
Photronics, Inc.*	(30,404)	(242,472)
Power Integrations, Inc.	(6,075)	(443,779)
Rambus, Inc.*	(21,304)	(267,152)
Rudolph Technologies, Inc.*	(10,168)	(300,973)
Silicon Laboratories, Inc.*	(2,173)	(216,431)
Synaptics, Inc.*	(31,309)	(1,577,034)
Teradyne, Inc.	(14,498)	(551,939)
Ultra Clean Holdings, Inc.*	(16,111)	(267,443)
Veeco Instruments, Inc.*	(26,569)	(378,608)
Xperi Corp.	(12,047)	(193,957)

		(19,217,174)

Software & Services — (10.7)%
8x8, Inc.*	(73,541)	(1,474,497)
ACI Worldwide, Inc.*	(27,644)	(681,977)
Acxiom Corp.*	(71,090)	(2,129,146)
Alliance Data Systems Corp.	(739)	(172,335)
Altair Engineering, Inc., Class A*	(4,873)	(166,559)
Amdocs Ltd. (Guernsey)	(2,194)	(145,221)
Autodesk, Inc.*	(4,681)	(613,632)
Benefitfocus, Inc.*	(14,731)	(494,962)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Black Knight, Inc.*	(11,142)	$(596,654)
BlackBerry Ltd. (Canada)*	(72,394)	(698,602)
Blackline, Inc.*	(29,783)	(1,293,476)
Box, Inc., Class A*	(57,558)	(1,438,374)
Carbonite, Inc.*	(6,373)	(222,418)
Cloudera, Inc.*	(161,535)	(2,203,337)
comScore, Inc.*	(112)	(2,442)
CoreLogic, Inc.*	(792)	(41,105)
CSG Systems International, Inc.	(9,148)	(373,879)
Ellie Mae, Inc.*	(25,123)	(2,608,772)
Euronet Worldwide, Inc.*	(572)	(47,916)
Everbridge, Inc.*	(13,793)	(654,064)
Exela Technologies, Inc.*	(482)	(2,290)
FireEye, Inc.*	(149,935)	(2,307,500)
First Data Corp., Class A*	(12,953)	(271,106)
ForeScout Technologies, Inc.*	(27,948)	(957,498)
Global Payments, Inc.	(1,863)	(207,706)
Glu Mobile, Inc.*	(28,045)	(179,768)
Guidewire Software, Inc.*	(9,887)	(877,768)
Hortonworks, Inc.*	(82,790)	(1,508,434)
Instructure, Inc.*	(12,730)	(541,662)
ManTech International Corp., Class A	(13,131)	(704,347)
MongoDB, Inc.*	(28,548)	(1,416,837)
Pandora Media, Inc.*	(104,171)	(820,867)
Paylocity Holding Corp.*	(853)	(50,208)
Presidio, Inc.*	(6,391)	(83,722)
PROS Holdings, Inc.*	(27,661)	(1,011,563)
Quotient Technology, Inc.*	(9,067)	(118,778)
Rapid7, Inc.*	(12,622)	(356,193)
SecureWorks Corp., Class A*	(8,561)	(106,584)
SendGrid, Inc.*	(14,319)	(379,740)
Snap, Inc., Class A*	(144,802)	(1,895,458)
Splunk, Inc.*	(6,363)	(630,637)
Switch, Inc., Class A	(46,525)	(566,209)
Take-Two Interactive Software, Inc.*	(19,203)	(2,272,867)
TiVo Corp.	(41,318)	(555,727)
TrueCar, Inc.*	(166,199)	(1,676,948)
Virtusa Corp.*	(1,863)	(90,691)
Workday, Inc., Class A*	(12,159)	(1,472,698)
Workiva, Inc.*	(19,294)	(470,774)
Worldpay, Inc., Class A*	(40,825)	(3,338,668)
Yext, Inc.*	(18,938)	(366,261)
Zendesk, Inc.*	(2,146)	(116,936)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zynga, Inc., Class A*	(145,738)	$(593,154)

		(42,008,967)

Technology Hardware & Equipment — (6.3)%
3D Systems Corp.*	(36,893)	(509,492)
Acacia Communications, Inc.*	(7,166)	(249,448)
ADTRAN, Inc.	(11,073)	(164,434)
Anixter International, Inc.*	(6,053)	(383,155)
ARRIS International PLC (United Kingdom)*	(69,014)	(1,687,047)
Avnet, Inc.	(15,906)	(682,208)
AVX Corp.	(796)	(12,473)
Badger Meter, Inc.	(3,225)	(144,158)
CalAmp Corp.*	(5,244)	(122,867)
Celestica, Inc. (Canada)*	(17,709)	(210,206)
Cray, Inc.*	(27,639)	(679,919)
Electronics For Imaging, Inc.*	(51,284)	(1,669,807)
Extreme Networks, Inc.*	(71,427)	(568,559)
FARO Technologies, Inc.*	(4,244)	(230,661)
Finisar Corp.*	(161,790)	(2,912,220)
Fitbit, Inc., Class A*	(367,417)	(2,399,233)
II-VI, Inc.*	(5,895)	(256,138)
Infinera Corp.*	(147,080)	(1,460,504)
Insight Enterprises, Inc.*	(2,420)	(118,411)
Littelfuse, Inc.	(6,898)	(1,573,986)
Methode Electronics, Inc.	(13,208)	(532,282)
Plexus Corp.*	(6,426)	(382,604)
Sanmina Corp.*	(78,582)	(2,302,453)
Sierra Wireless, Inc. (Canada)*	(19,427)	(310,832)
Stratasys Ltd. (Israel)*	(23,309)	(446,134)
VeriFone Systems, Inc.*	(28,396)	(647,997)
ViaSat, Inc.*	(36,545)	(2,401,737)
Viavi Solutions, Inc.*	(182,171)	(1,865,431)

		(24,924,396)

Telecommunication Services — (1.6)%
ATN International, Inc.	(4,709)	(248,494)
Boingo Wireless, Inc.*	(27,424)	(619,508)
CenturyLink, Inc.	(21,434)	(399,530)
Cincinnati Bell, Inc.*	(29,317)	(460,277)
Consolidated Communications Holdings, Inc.	(76,252)	(942,475)
Iridium Communications, Inc.*	(101,925)	(1,640,992)
ORBCOMM, Inc.*	(38,013)	(383,931)
Shenandoah Telecommunications Co.	(7,038)	(230,143)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Sprint Corp.*	(185,522)	$(1,009,240)
United States Cellular Corp.*	(4,829)	(178,865)

		(6,113,455)

Transportation — (4.6)%
Air Transport Services Group, Inc.*	(39,992)	(903,419)
Allegiant Travel Co.	(11,990)	(1,666,010)
ArcBest Corp.	(1,267)	(57,902)
Atlas Air Worldwide Holdings, Inc.*	(29,693)	(2,128,988)
Canadian National Railway Co. (Canada)	(34,076)	(2,785,713)
Canadian Pacific Railway Ltd. (Canada)	(5,204)	(952,436)
Genesee & Wyoming, Inc., Class A*	(6,303)	(512,560)
Golden Ocean Group Ltd. (Bermuda)	(276)	(2,398)
Hub Group, Inc., Class A*	(25,077)	(1,248,835)
Kirby Corp.*	(10,803)	(903,131)
Marten Transport Ltd.	(2,914)	(68,333)
Matson, Inc.	(4,760)	(182,689)
Ryder System, Inc.	(46,306)	(3,327,549)
Saia, Inc.*	(1,512)	(122,245)
SkyWest, Inc.	(2,490)	(129,231)
Spirit Airlines, Inc.*	(72,815)	(2,646,825)
United Continental Holdings, Inc.*	(4,702)	(327,870)
Universal Logistics Holdings, Inc.	(161)	(4,226)
XPO Logistics, Inc.*	(569)	(57,002)

		(18,027,362)

TOTAL COMMON STOCK (Proceeds $380,839,928)		(379,503,441)

TOTAL SECURITIES SOLD SHORT - (96.3)%		(379,503,441)

(Proceeds $380,839,928)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.1%		296,027,753

NET ASSETS - 100.0%		$394,139,310

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security position is either entirely or partially designated as collateral for securities on loan.
(b)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $32,759,065.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund (“Absolute Return”), Gotham Enhanced Return Fund (“Enhanced Return”) and Gotham Neutral Fund (“Neutral”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a corporate debt security with end of period value of $769 and $701 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended June 30, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers

42

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2018, the following Funds had securities lending programs and at June 30, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
\Absolute Return	$183,816,002	$189,752,728	$—
Enhanced Return	270,762,958	280,093,011	—
Neutral	32,759,065	33,707,518	—

43

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$556,579,806	$134,880,958	$(63,755,737)	$71,125,221
Enhanced Return	671,069,081	206,889,957	(62,362,554)	144,527,403
Neutral	55,634,541	75,023,986	(32,546,970)	42,477,016

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

44

GOTHAM INDEX PLUS FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 189.3%
COMMON STOCKS — 189.3%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)†	36,527	$3,346,969
BorgWarner, Inc.†	4,089	176,481
Goodyear Tire & Rubber Co. (The)(a)	32,981	768,127
Harley-Davidson, Inc.(a)	3,248	136,676

		4,428,253

Banks — 5.3%
Bank of America Corp.†	198,052	5,583,086
Citizens Financial Group, Inc.†	330	12,837
Comerica, Inc.	3,356	305,128
JPMorgan Chase & Co.†	102,953	10,727,703
M&T Bank Corp.	2,856	485,948
People’s United Financial, Inc.(a)	6,637	120,063
PNC Financial Services Group, Inc. (The)†	9,147	1,235,760
SunTrust Banks, Inc.†	6,094	402,326
SVB Financial Group*	1,030	297,423
US Bancorp†	23,371	1,169,017
Wells Fargo & Co.†	94,859	5,258,983
Zions Bancorporation†	134	7,060

		25,605,334

Capital Goods — 14.9%
3M Co.†	13,052	2,567,589
AMETEK, Inc.†	31,824	2,296,420
Boeing Co. (The)†	36,302	12,179,684
Caterpillar, Inc.†(a)(b)	44,987	6,103,386
Cummins, Inc.†	22,647	3,012,051
Deere & Co.†(a)	6,311	882,278
Dover Corp.†(a)	21,449	1,570,067
Emerson Electric Co.†	12,291	849,800
Fastenal Co.(a)	1,216	58,526
Fortive Corp.	6,769	521,958
General Dynamics Corp	5,781	1,077,636
General Electric Co.†(b)	169,041	2,300,648
Harris Corp.†	2,307	333,454
Honeywell International, Inc.†	64,934	9,353,743
Illinois Tool Works, Inc.(b)	46,553	6,449,453
Lockheed Martin Corp.†	5,557	1,641,705
Northrop Grumman Corp.†	3,393	1,044,026
Parker-Hannifin Corp.	18,272	2,847,691
Pentair PLC (Ireland)†	3,487	146,733
Raytheon Co.†	39,467	7,624,235
Rockwell Automation, Inc.†	3,997	664,421

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.†	2,007	$553,751
Snap-on, Inc.(a)	7,778	1,250,080
Stanley Black & Decker, Inc.(b)	3,003	398,828
Textron, Inc.(a)	5,079	334,757
TransDigm Group, Inc.(a)	1,018	351,353
United Technologies Corp.†	15,570	1,946,717
WW Grainger, Inc.(a)	7,697	2,373,755
Xylem, Inc.†(a)	15,434	1,039,943

		71,774,688

Commercial & Professional Services — 1.0%
Cintas Corp.†(a)	3,248	601,107
Republic Services, Inc.†(a)	45,157	3,086,933
Robert Half International, Inc.†	11,385	741,164
Verisk Analytics, Inc.*	3,319	357,257

		4,786,461

Consumer Durables & Apparel — 3.0%
Garmin Ltd. (Switzerland)(a)	25,907	1,580,327
Hanesbrands, Inc.(a)	6,580	144,892
Hasbro, Inc.(a)	17,176	1,585,517
Lennar Corp., Class A	6,338	332,745
Mattel, Inc.(a)	6,829	112,132
Michael Kors Holdings Ltd. (British Virgin Islands)†*	21,002	1,398,733
Newell Brands, Inc.†(a)	66,786	1,722,411
PVH Corp.†	2	299
Ralph Lauren Corp.†(a)	11,173	1,404,670
Tapestry, Inc.(a)	39,550	1,847,380
Under Armour, Inc., Class C(a)*	1,377	29,027
VF Corp.(a)	54,186	4,417,243

		14,575,376

Consumer Services — 1.7%
Darden Restaurants, Inc.	17,012	1,821,305
H&R Block, Inc.(a)	4,070	92,715
Hilton Worldwide Holdings, Inc.†	6,167	488,180
Marriott International, Inc., Class A	6,905	874,173
McDonald’s Corp.†	9,019	1,413,187
Yum! Brands, Inc.†	46,582	3,643,644

		8,333,204

Diversified Financials — 13.5%
Affiliated Managers Group, Inc.	6,692	994,900
American Express Co.†	16,738	1,640,324
Berkshire Hathaway, Inc., Class B†*	51,711	9,651,858

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.†	22,163	$11,060,224
Capital One Financial Corp.†	2,850	261,915
Cboe Global Markets, Inc.(a)	13,808	1,436,999
Charles Schwab Corp. (The)†(a)	26,240	1,340,864
CME Group, Inc.†(a)	46,645	7,646,048
Discover Financial Services†	6,839	481,534
E*TRADE Financial Corp.†*	30,149	1,843,913
Franklin Resources, Inc.†(a)	74,441	2,385,834
Intercontinental Exchange, Inc.†	79,841	5,872,306
Invesco Ltd. (Bermuda)†	55,930	1,485,501
Moody’s Corp.†(b)	26,303	4,486,240
Morgan Stanley†	2,451	116,177
MSCI, Inc.	5,138	849,979
Nasdaq, Inc.†	22,942	2,093,916
Raymond James Financial, Inc.†	2,832	253,039
S&P Global, Inc.†(b)	34,273	6,987,922
State Street Corp.†	2,356	219,320
Synchrony Financial†	29	968
T Rowe Price Group, Inc.†(a)	33,435	3,881,469

		64,991,250

Energy — 14.0%
Cabot Oil & Gas Corp.	62,227	1,481,003
Chevron Corp.†	86,175	10,895,105
ConocoPhillips†	160,791	11,194,269
Exxon Mobil Corp.†(a)(b)	225,599	18,663,805
Hess Corp.†	42,333	2,831,654
Marathon Oil Corp.†	117,220	2,445,209
Marathon Petroleum Corp.†	4,491	315,089
Noble Energy, Inc.†(a)	67,198	2,370,745
Occidental Petroleum Corp.†	71,552	5,987,471
ONEOK, Inc.†	2	140
Phillips 66†(b)	64,037	7,191,995
TechnipFMC PLC (United Kingdom)†(a)	62,270	1,976,450
Valero Energy Corp.†	16,304	1,806,972

		67,159,907

Food & Staples Retailing — 6.7%
Costco Wholesale Corp.	8,536	1,783,853
Kroger Co. (The)†(a)	116,255	3,307,455
Sysco Corp.†	71,563	4,887,037
Walgreens Boots Alliance, Inc.†	94,849	5,692,363
Walmart, Inc.†	194,553	16,663,464

		32,334,172

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 12.5%
Altria Group, Inc.†(b)	225,859	$12,826,533
Brown-Forman Corp., Class B(a)	16,563	811,753
Coca-Cola Co. (The)†	85,657	3,756,916
Conagra Brands, Inc.†	32,997	1,178,983
General Mills, Inc.†(a)	11,544	510,937
Hershey Co. (The)(a)	28,768	2,677,150
JM Smucker Co. (The)(a)	15,608	1,677,548
Kellogg Co.(a)	1,356	94,744
Kraft Heinz Co. (The)†(a)	139,746	8,778,844
Mondelez International, Inc., Class A(b)	28,830	1,182,030
PepsiCo, Inc.†	83,750	9,117,863
Philip Morris International, Inc.†(b)	174,859	14,118,116
Tyson Foods, Inc., Class A†	50,517	3,478,095

		60,209,512

Health Care Equipment & Services — 10.7%
Abbott Laboratories†	34,122	2,081,101
Aetna, Inc.†	44,951	8,248,509
AmerisourceBergen Corp.†(a)	4,276	364,615
Anthem, Inc.†	12,034	2,864,453
Cardinal Health, Inc.†(a)	42,738	2,086,897
Centene Corp.†(a)*	3,440	423,842
Cigna Corp.†(b)	33,430	5,681,428
CVS Health Corp.†(a)	20,784	1,337,450
Danaher Corp.	17,404	1,717,427
Envision Healthcare Corp.(a)*	16,643	732,458
Express Scripts Holding Co.†*	28,621	2,209,827
HCA Healthcare, Inc.	7,473	766,730
Humana, Inc.†(a)	2,679	797,351
Laboratory Corp. of America Holdings†*	14,198	2,548,967
McKesson Corp.	8,497	1,133,500
Medtronic PLC (Ireland)†	91,908	7,868,244
ResMed, Inc.(a)	2,778	287,745
Stryker Corp.(a)	7,273	1,228,119
UnitedHealth Group, Inc.†	34,218	8,395,044
Universal Health Services, Inc., Class B(a)	1,837	204,715
Varian Medical Systems, Inc.(a)*	6,515	740,886

		51,719,308

Household & Personal Products — 7.7%
Church & Dwight Co., Inc.(a)	33,598	1,786,070

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Colgate-Palmolive Co.†(a)	119,875	$7,769,099
Estee Lauder Cos., Inc. (The), Class A†(b)	51,637	7,368,084
Kimberly-Clark Corp.(a)(b)	48,005	5,056,847
Procter & Gamble Co. (The)†(b)	193,050	15,069,483

		37,049,583

Insurance — 2.8%
Aflac, Inc.†	17,355	746,612
Arthur J Gallagher & Co.†	25,021	1,633,371
Brighthouse Financial, Inc.†*	2,331	93,403
Chubb Ltd. (Switzerland)†	9,066	1,151,563
Hartford Financial Services Group, Inc. (The)†	5,978	305,655
Loews Corp.(a)	38,202	1,844,393
Marsh & McLennan Cos., Inc.†	9,885	810,273
Progressive Corp. (The)†	77,956	4,611,097
Torchmark Corp.†	15,267	1,242,886
Travelers Cos., Inc. (The)†	5,498	672,625
Unum Group	4,304	159,205
XL Group Ltd. (Bermuda)†	5,024	281,093

		13,552,176

Materials — 6.6%
Air Products & Chemicals, Inc.†	2	311
Avery Dennison Corp.†(a)	12,096	1,235,002
DowDuPont, Inc.†	146,822	9,678,506
Eastman Chemical Co.†(a)	18,488	1,848,060
Ecolab, Inc.†(a)	39,648	5,563,804
Freeport-McMoRan, Inc.†	199,094	3,436,362
International Paper Co.†	56,906	2,963,664
LyondellBasell Industries NV, Class A (Netherlands)†	54,073	5,939,919
Praxair, Inc.	6,088	962,817

		31,628,445

Media — 5.6%
CBS Corp., Class B, non-voting shares†	55,380	3,113,464
Comcast Corp., Class A†	206,046	6,760,369
DISH Network Corp., Class A(b)*	64,148	2,156,014
Interpublic Group of Cos., Inc. (The)(a)	52,979	1,241,828
News Corp., Class A†	80,101	1,241,566
Omnicom Group, Inc.(a)	24,153	1,842,149
Twenty-First Century Fox, Inc., Class A	16,068	798,419

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Viacom, Inc., Class B	126	$3,800
Walt Disney Co. (The)†	92,390	9,683,396

		26,841,005

Pharmaceuticals, Biotechnology & Life Sciences — 15.8%
AbbVie, Inc.†(b)	130,074	12,051,356
Agilent Technologies, Inc.	4,878	301,656
Amgen, Inc.†	23,296	4,300,209
Biogen Inc.†*	20,872	6,057,889
Bristol-Myers Squibb Co.†	50,984	2,821,455
Celgene Corp.(b)*	100,606	7,990,129
Gilead Sciences, Inc.†	75,991	5,383,202
Johnson & Johnson†(b)	124,559	15,113,989
Merck & Co., Inc.†	52,394	3,180,316
Pfizer, Inc.†	334,866	12,148,938
Regeneron Pharmaceuticals, Inc.(b)*	2,629	906,979
Waters Corp.(a)*	1,434	277,608
Zoetis, Inc.†	66,611	5,674,591

		76,208,317

Real Estate — 1.8%
Alexandria Real Estate Equities, Inc., REIT	1,959	247,167
AvalonBay Communities, Inc., REIT(a)	2,689	462,212
CBRE Group, Inc., Class A†(a)*	42,292	2,019,020
Duke Realty Corp., REIT	6,948	201,700
Equity Residential, REIT	7,166	456,403
Extra Space Storage, Inc., REIT	1,309	130,651
Mid-America Apartment Communities, Inc., REIT	2,213	222,783
Ventas, Inc., REIT	6,934	394,891
Welltower, Inc., REIT	7,239	453,813
Weyerhaeuser Co., REIT†(a)	103,986	3,791,330

		8,379,970

Retailing — 10.3%
Advance Auto Parts, Inc.(a)	5,822	790,045
Amazon.com, Inc.†*	5,665	9,629,367
AutoZone, Inc.†(a)(b)*	3,661	2,456,275
Best Buy Co., Inc.	11,371	848,049
Booking Holdings, Inc.†(b)*	2,532	5,132,592
CarMax, Inc.*	3,439	250,600
Dollar General Corp.†(a)	5,208	513,509
Dollar Tree, Inc.†*	21,547	1,831,495
Foot Locker, Inc	2,283	120,200

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)(a)	1,115	$36,115
Home Depot, Inc. (The)†(b)	70,409	13,736,796
Kohl’s Corp.(a)	19,217	1,400,919
L Brands, Inc.(a)	11,141	410,880
Lowe’s Cos., Inc.(b)	40,536	3,874,026
Macy’s, Inc.(a)	5,963	223,195
O’Reilly Automotive, Inc.(a)*	1,194	326,643
Ross Stores, Inc.†	13,300	1,127,175
Target Corp.	15,792	1,202,087
Tiffany & Co.(b)	17,068	2,246,149
TJX Cos., Inc. (The)	33,623	3,200,237
Ulta Beauty, Inc.(a)*	1,453	339,217

		49,695,571

Semiconductors & Semiconductor Equipment — 8.5%
Analog Devices, Inc.(a)	28,836	2,765,949
Applied Materials, Inc.†(b)	124,198	5,736,706
Intel Corp.†	93,054	4,625,714
KLA-Tencor Corp.	6,326	648,605
Lam Research Corp.(a)	23,921	4,134,745
Micron Technology, Inc.†(a)(b)*	176,996	9,281,670
Qorvo, Inc.(a)*	6,039	484,147
QUALCOMM, Inc.†	28,844	1,618,725
Skyworks Solutions, Inc.	7,680	742,272
Texas Instruments, Inc.†(b)	98,352	10,843,308

		40,881,841

Software & Services — 24.4%
Accenture PLC, Class A (Ireland)†(b)	84,414	13,809,286
Adobe Systems, Inc.*	3,186	776,779
Alphabet, Inc., Class A†*	3,679	4,154,290
Automatic Data Processing, Inc.(b)	60,699	8,142,164
Broadridge Financial Solutions, Inc.†	15,965	1,837,572
CA, Inc.†	56,625	2,018,681
Citrix Systems, Inc.†*	18,847	1,975,919
Cognizant Technology Solutions Corp., Class A†	11,405	900,881
DXC Technology Co.(b)	39,253	3,164,184
eBay, Inc.†*	124,865	4,527,605
Facebook, Inc., Class A†*	34,835	6,769,137
Fidelity National Information Services, Inc.	6,422	680,925
Fiserv, Inc.(a)*	19,600	1,452,164
FleetCor Technologies, Inc.*	1,744	367,374
Gartner, Inc.(a)*	1,774	235,765

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	96,054	$13,418,744
Intuit, Inc.(b)	35,259	7,203,590
Mastercard, Inc., Class A†	30,708	6,034,736
Microsoft Corp.†	149,669	14,758,860
Oracle Corp.†	225,102	9,917,994
Paychex, Inc.	49,334	3,371,979
VeriSign, Inc.*	2,595	356,605
Visa, Inc., Class A(a)	89,261	11,822,619

		117,697,853

Technology Hardware & Equipment — 13.4%
Amphenol Corp., Class A†(a)	43,221	3,766,710
Apple, Inc.†	158,613	29,360,852
Cisco Systems, Inc.†	362,235	15,586,972
F5 Networks, Inc.†*	8,399	1,448,408
FLIR Systems, Inc.	18,865	980,414
Hewlett Packard Enterprise Co.†	6,942	101,423
HP, Inc.†	221,315	5,021,637
Motorola Solutions, Inc.†(a)	22,276	2,592,258
NetApp, Inc.†(a)	36,393	2,857,942
Seagate Technology PLC (Ireland)(a)	39,449	2,227,685
TE Connectivity Ltd. (Switzerland)†	6,824	614,569

		64,558,870

Telecommunication Services — 1.6%
AT&T, Inc.†	119,657	3,842,186
Verizon Communications, Inc.†	80,418	4,045,830

		7,888,016

Transportation — 3.7%
CH Robinson Worldwide, Inc.†(a)	19,150	1,602,089
Expeditors International of Washington, Inc.(a)	23,954	1,751,037
FedEx Corp.†(a)	36,417	8,268,844
Norfolk Southern Corp.†(b)	17,660	2,664,364
Union Pacific Corp.†	24,146	3,421,005

		17,707,339

Utilities — 2.9%
AES Corp.†	12,873	172,627
CenterPoint Energy, Inc.(a)	7,617	211,067
CMS Energy Corp.†	38,821	1,835,457
Consolidated Edison, Inc.(a)	6,052	471,935
Dominion Energy, Inc.(a)	40,203	2,741,041
DTE Energy Co.(a)	5,556	575,768
Duke Energy Corp.†	13,643	1,078,888

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Evergy, Inc.(a)	19,545	$1,097,452
FirstEnergy Corp.(a)	65,537	2,353,434
NRG Energy, Inc.†	43,272	1,328,450
PPL Corp.(a)	13,573	387,509
Southern Co. (The)(a)	19,689	911,798
WEC Energy Group, Inc.(a)	6,141	397,016
Xcel Energy, Inc.(a)	9,900	452,232

		14,014,674

TOTAL COMMON STOCKS (Cost $879,342,194)		912,021,125

TOTAL LONG POSITIONS - 189.3%		912,021,125

(Cost $879,342,194)

SHORT POSITIONS — (90.4)%
COMMON STOCKS — (90.4)%
Automobiles & Components — (2.0)%
Ford Motor Co.	(392,498)	(4,344,953)
General Motors Co.	(138,680)	(5,463,992)

		(9,808,945)

Banks — (2.5)%
BB&T Corp.	(14,876)	(750,345)
Citigroup, Inc.	(62,078)	(4,154,260)
Fifth Third Bancorp	(67,083)	(1,925,282)
Huntington Bancshares, Inc.	(68,822)	(1,015,813)
KeyCorp	(104,891)	(2,049,570)
Regions Financial Corp.	(110,566)	(1,965,863)

		(11,861,133)

Capital Goods — (4.4)%
Allegion PLC (Ireland)	(9,352)	(723,471)
AO Smith Corp.	(477)	(28,215)
Arconic, Inc.	(35,997)	(612,309)
Eaton Corp. PLC (Ireland)	(43,072)	(3,219,201)
Flowserve Corp.	(12,856)	(519,382)
Fluor Corp.	(13,849)	(675,554)
Fortune Brands Home & Security, Inc.	(14,373)	(771,686)
Huntington Ingalls Industries, Inc.	(4,010)	(869,328)
Ingersoll-Rand PLC (Ireland)	(24,426)	(2,191,745)
Jacobs Engineering Group, Inc.	(13,957)	(886,130)
Johnson Controls International PLC (Ireland)	(91,215)	(3,051,142)
L3 Technologies, Inc.	(7,721)	(1,484,903)
Masco Corp.	(30,336)	(1,135,173)
PACCAR, Inc.	(34,670)	(2,148,153)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.*	(14,782)	$(493,719)
Rockwell Collins, Inc.	(16,173)	(2,178,180)
United Rentals, Inc.*	(2,784)	(410,974)

		(21,399,265)

Commercial & Professional Services — (1.2)%
Equifax, Inc.	(11,849)	(1,482,428)
IHS Markit Ltd. (Bermuda)*	(38,913)	(2,007,522)
Nielsen Holdings PLC (United Kingdom)	(35,110)	(1,085,952)
Stericycle, Inc.*	(8,930)	(583,040)
Waste Management, Inc.	(7,187)	(584,591)

		(5,743,533)

Consumer Durables & Apparel — (0.9)%
DR Horton, Inc.	(5,680)	(232,880)
Leggett & Platt, Inc.	(12,923)	(576,883)
Mohawk Industries, Inc.*	(7,334)	(1,571,456)
NIKE, Inc., Class B	(3,403)	(271,151)
PulteGroup, Inc.	(28,158)	(809,543)
Whirlpool Corp.	(6,994)	(1,022,733)

		(4,484,646)

Consumer Services — (3.5)%
Carnival Corp. (Panama)	(70,029)	(4,013,362)
Chipotle Mexican Grill, Inc.*	(2,740)	(1,181,954)
MGM Resorts International	(54,838)	(1,591,947)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(22,129)	(1,045,595)
Royal Caribbean Cruises Ltd. (Liberia)	(20,854)	(2,160,474)
Starbucks Corp.	(110,073)	(5,377,066)
Wynn Resorts Ltd.	(10,164)	(1,700,844)

		(17,071,242)

Diversified Financials — (2.0)%
Ameriprise Financial, Inc.	(1,234)	(172,612)
Bank of New York Mellon Corp. (The)	(87,878)	(4,739,261)
Goldman Sachs Group, Inc. (The)	(8,852)	(1,952,486)
Jefferies Financial Group, Inc.	(35,184)	(800,084)
Northern Trust Corp.	(18,318)	(1,884,739)

		(9,549,182)

Energy — (9.4)%
Anadarko Petroleum Corp.	(49,632)	(3,635,544)
Andeavor	(14,883)	(1,952,352)
Apache Corp.	(37,639)	(1,759,623)
Cimarex Energy Co.	(9,399)	(956,254)

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.*	(14,682)	$(2,031,255)
Devon Energy Corp.	(51,768)	(2,275,721)
EOG Resources, Inc.	(57,009)	(7,093,630)
EQT Corp.	(26,100)	(1,440,198)
Halliburton Co.	(32,865)	(1,480,897)
Helmerich & Payne, Inc.	(10,723)	(683,698)
HollyFrontier Corp.	(17,411)	(1,191,435)
Kinder Morgan, Inc.	(222,796)	(3,936,805)
National Oilwell Varco, Inc.	(37,615)	(1,632,491)
Newfield Exploration Co.*	(19,671)	(595,048)
Pioneer Natural Resources Co.	(16,785)	(3,176,393)
Schlumberger Ltd. (Curacao)	(136,414)	(9,143,830)
Williams Cos., Inc. (The)	(81,454)	(2,208,218)

		(45,193,392)

Food, Beverage & Tobacco — (3.2)%
Archer-Daniels-Midland Co.	(55,059)	(2,523,354)
Campbell Soup Co.	(29,646)	(1,201,849)
Constellation Brands, Inc., Class A	(18,832)	(4,121,760)
Hormel Foods Corp.	(52,215)	(1,942,920)
McCormick & Co., Inc., non-voting shares	(6,691)	(776,758)
Molson Coors Brewing Co., Class B	(22,191)	(1,509,876)
Monster Beverage Corp.*	(55,414)	(3,175,222)

		(15,251,739)

Health Care Equipment & Services — (7.6)%
ABIOMED, Inc.*	(4,370)	(1,787,548)
Align Technology, Inc.*	(7,893)	(2,700,511)
Baxter International, Inc.	(52,843)	(3,901,927)
Becton Dickinson and Co.	(26,317)	(6,304,501)
Boston Scientific Corp.*	(24,982)	(816,911)
Cerner Corp.*	(33,680)	(2,013,727)
Cooper Cos., Inc. (The)	(4,836)	(1,138,636)
DaVita, Inc.*	(17,578)	(1,220,616)
DENTSPLY SIRONA, Inc.	(22,378)	(979,485)
Edwards Lifesciences Corp.*	(20,753)	(3,021,014)
Henry Schein, Inc.*	(15,170)	(1,101,949)
Hologic, Inc.*	(26,968)	(1,071,978)
IDEXX Laboratories, Inc.*	(8,568)	(1,867,310)
Intuitive Surgical, Inc.*	(11,159)	(5,339,358)
Quest Diagnostics, Inc.	(11,182)	(1,229,349)
Zimmer Biomet Holdings, Inc.	(20,024)	(2,231,475)

		(36,726,295)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.6)%
Clorox Co. (The)	(12,754)	$(1,724,978)
Coty, Inc., Class A	(73,919)	(1,042,258)

		(2,767,236)

Insurance — (3.8)%
Allstate Corp. (The)	(10,394)	(948,660)
American International Group, Inc.	(5,344)	(283,339)
Aon PLC (United Kingdom)	(24,151)	(3,312,793)
Assurant, Inc.	(5,178)	(535,871)
Cincinnati Financial Corp.	(16,163)	(1,080,658)
Everest Re Group Ltd. (Bermuda)	(4,037)	(930,448)
Lincoln National Corp.	(21,541)	(1,340,927)
MetLife, Inc.	(100,870)	(4,397,932)
Principal Financial Group, Inc.	(15,378)	(814,265)
Prudential Financial, Inc.	(29,768)	(2,783,606)
Willis Towers Watson PLC (Ireland)	(13,043)	(1,977,319)

		(18,405,818)

Materials — (4.6)%
Albemarle Corp.	(10,908)	(1,028,952)
Ball Corp.	(17,868)	(635,207)
CF Industries Holdings, Inc.	(14,924)	(662,626)
FMC Corp.	(13,248)	(1,181,854)
International Flavors & Fragrances, Inc.	(7,769)	(963,045)
Martin Marietta Materials, Inc.	(6,200)	(1,384,646)
Mosaic Co. (The)	(37,961)	(1,064,806)
Newmont Mining Corp.	(52,546)	(1,981,510)
Nucor Corp.	(31,330)	(1,958,125)
Packaging Corp. of America	(9,288)	(1,038,306)
PPG Industries, Inc.	(24,603)	(2,552,069)
Sealed Air Corp.	(15,919)	(675,762)
Sherwin-Williams Co. (The)	(9,214)	(3,755,350)
Vulcan Materials Co.	(13,069)	(1,686,685)
WestRock Co.	(25,254)	(1,439,983)

		(22,008,926)

Media — (1.7)%
Charter Communications, Inc., Class A*	(21,862)	(6,410,157)
Discovery, Inc., Class A*	(69,536)	(1,912,240)

		(8,322,397)

Pharmaceuticals, Biotechnology & Life Sciences — (8.1)%
Alexion Pharmaceuticals, Inc.*	(21,914)	(2,720,623)
Allergan PLC (Ireland)	(30,859)	(5,144,812)
Eli Lilly & Co.	(103,692)	(8,848,038)

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	(14,478)	$(4,043,561)
Incyte Corp.*	(21,520)	(1,441,840)
IQVIA Holdings, Inc.*	(20,457)	(2,042,018)
Mettler-Toledo International, Inc.*	(2,502)	(1,447,732)
Mylan NV (Netherlands)*	(50,760)	(1,834,466)
Nektar Therapeutics*	(15,993)	(780,938)
PerkinElmer, Inc.	(10,895)	(797,841)
Perrigo Co. PLC (Ireland)	(13,760)	(1,003,242)
Thermo Fisher Scientific, Inc.	(20,851)	(4,319,076)
Vertex Pharmaceuticals, Inc.*	(25,569)	(4,345,707)

		(38,769,894)

Real Estate — (9.1)%
American Tower Corp., REIT	(43,494)	(6,270,530)
Apartment Investment & Management Co., Class A, REIT	(15,496)	(655,481)
Boston Properties, Inc., REIT	(15,204)	(1,906,886)
Crown Castle International Corp., REIT	(40,875)	(4,407,142)
Digital Realty Trust, Inc., REIT	(20,278)	(2,262,619)
Equinix, Inc., REIT	(7,826)	(3,364,319)
Essex Property Trust, Inc., REIT	(6,505)	(1,555,150)
Federal Realty Investment Trust, REIT	(7,212)	(912,679)
GGP, Inc., REIT	(94,389)	(1,928,367)
HCP, Inc., REIT	(46,039)	(1,188,727)
Host Hotels & Resorts, Inc., REIT	(72,837)	(1,534,676)
Iron Mountain, Inc., REIT	(28,161)	(985,917)
Kimco Realty Corp., REIT	(41,851)	(711,048)
Macerich Co. (The), REIT	(13,899)	(789,880)
Prologis, Inc., REIT	(20,333)	(1,335,675)
Public Storage, REIT	(12,306)	(2,791,739)
Realty Income Corp., REIT	(25,949)	(1,395,797)
Regency Centers Corp., REIT	(3,791)	(235,345)
SBA Communications Corp., REIT*	(11,471)	(1,894,092)
Simon Property Group, Inc., REIT	(30,504)	(5,191,476)
SL Green Realty Corp., REIT	(8,780)	(882,653)
UDR, Inc., REIT	(10,972)	(411,889)
Vornado Realty Trust, REIT	(18,731)	(1,384,596)

		(43,996,683)

Retailing — (3.0)%
Expedia Group, Inc.	(15,435)	(1,855,133)
Genuine Parts Co.	(14,452)	(1,326,549)
LKQ Corp.*	(30,496)	(972,822)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Netflix, Inc.*	(21,497)	$(8,414,571)
Nordstrom, Inc.	(4,660)	(241,295)
Tractor Supply Co.	(12,121)	(927,135)
TripAdvisor, Inc.*	(13,736)	(765,233)

		(14,502,738)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(105,351)	(1,579,211)
Broadcom, Inc.	(24,687)	(5,990,054)
Microchip Technology, Inc.	(25,830)	(2,349,238)
NVIDIA Corp.	(25,792)	(6,110,125)
Xilinx, Inc.	(24,957)	(1,628,694)

		(17,657,322)

Software & Services — (9.3)%
Activision Blizzard, Inc.	(74,941)	(5,719,497)
Akamai Technologies, Inc.*	(16,312)	(1,194,528)
Alliance Data Systems Corp.	(5,139)	(1,198,415)
ANSYS, Inc.*	(8,268)	(1,440,120)
Autodesk, Inc.*	(21,584)	(2,829,447)
Cadence Design Systems, Inc.*	(27,767)	(1,202,589)
Electronic Arts, Inc.*	(30,175)	(4,255,278)
Global Payments, Inc.	(15,714)	(1,751,954)
PayPal Holdings, Inc.*	(93,229)	(7,763,179)
Red Hat, Inc.*	(8,751)	(1,175,872)
salesforce.com, Inc.*	(49,806)	(6,793,538)
Symantec Corp.	(61,165)	(1,263,057)
Synopsys, Inc.*	(14,672)	(1,255,483)
Take-Two Interactive Software, Inc.*	(11,232)	(1,329,420)
Total System Services, Inc.	(17,956)	(1,517,641)
Twitter, Inc.*	(74,464)	(3,251,843)
Western Union Co. (The)	(45,367)	(922,311)

		(44,864,172)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(81,947)	(2,254,362)
IPG Photonics Corp.*	(5,294)	(1,168,015)
Juniper Networks, Inc.	(34,375)	(942,563)
Western Digital Corp.	(304)	(23,533)
Xerox Corp.	(19,116)	(458,784)

		(4,847,257)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(106,238)	(1,980,276)

Transportation — (3.8)%
Alaska Air Group, Inc.	(12,149)	(733,678)
American Airlines Group, Inc.	(46,035)	(1,747,489)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	(34,583)	$(2,205,704)
Delta Air Lines, Inc.	(69,189)	(3,427,623)
JB Hunt Transport Services, Inc.	(10,810)	(1,313,956)
Kansas City Southern	(10,106)	(1,070,832)
Southwest Airlines Co.	(57,108)	(2,905,655)
United Continental Holdings, Inc.*	(27,520)	(1,918,970)
United Parcel Service, Inc., Class B	(27,976)	(2,971,890)

		(18,295,797)

Utilities — (4.6)%
Alliant Energy Corp.	(22,799)	(964,854)
Ameren Corp.	(23,993)	(1,459,974)
American Electric Power Co., Inc.	(36,725)	(2,543,206)
American Water Works Co., Inc.	(17,535)	(1,497,138)
Edison International	(27,666)	(1,750,428)
Entergy Corp.	(14,838)	(1,198,762)
Eversource Energy	(27,763)	(1,627,189)
Exelon Corp.	(24,955)	(1,063,083)
NextEra Energy, Inc.	(7,992)	(1,334,904)
NiSource, Inc.	(33,251)	(873,836)
PG&E Corp.	(50,823)	(2,163,027)
Pinnacle West Capital Corp.	(11,024)	(888,093)
Public Service Enterprise Group, Inc.	(19,881)	(1,076,357)
SCANA Corp.	(14,084)	(542,516)
Sempra Energy	(26,002)	(3,019,092)

		(22,002,459)

TOTAL COMMON STOCK (Proceeds $430,756,754)		(435,510,347)

TOTAL SECURITIES SOLD SHORT - (90.4)%		(435,510,347)

(Proceeds $430,756,754)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		5,295,784

NET ASSETS - 100.0%		$481,806,562

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $90,065,601.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 171.4%
COMMON STOCKS — 171.4%
Automobiles & Components — 2.7%
Aptiv PLC (Jersey)	25	$2,291
BorgWarner, Inc.†	20	863
Fiat Chrysler Automobiles NV (Netherlands)†*	638	12,052
Ford Motor Co.†	379	4,196
General Motors Co.†	134	5,280
Gentex Corp.†	410	9,438
Goodyear Tire & Rubber Co. (The)†	23	536
Harley-Davidson, Inc.†	16	673
Lear Corp.	28	5,203
Magna International, Inc. (Canada)†	202	11,742
Modine Manufacturing Co.†*	87	1,588
Tenneco, Inc.†	111	4,880
Thor Industries, Inc.	10	974
Visteon Corp.†*	17	2,197

		61,913

Banks — 6.0%
Bank of America Corp.†	969	27,316
BB&T Corp.†	74	3,733
Citigroup, Inc.†	242	16,195
Citizens Financial Group, Inc.†	47	1,828
Comerica, Inc.†	16	1,455
Fifth Third Bancorp†	66	1,894
Huntington Bancshares, Inc.†	105	1,550
JPMorgan Chase & Co.†	324	33,761
KeyCorp.†	102	1,993
M&T Bank Corp.†	14	2,382
People’s United Financial, Inc.†	33	597
PNC Financial Services Group, Inc. (The)†	45	6,080
Regions Financial Corp.†	107	1,902
SunTrust Banks, Inc.†	45	2,971
SVB Financial Group*	6	1,733
US Bancorp†	157	7,853
Wells Fargo & Co.†	464	25,724
Zions Bancorporation†	19	1,001

		139,968

Capital Goods — 18.2%
3M Co.†	57	11,213
AAR Corp.†	82	3,812
Actuant Corp., Class A	74	2,172
Acuity Brands, Inc.	28	3,244
Advanced Drainage Systems, Inc.†	165	4,711

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AECOM*	112	$3,699
Aegion Corp.*	63	1,622
Allegion PLC (Ireland)	9	696
Allison Transmission Holdings, Inc.†	247	10,001
Altra Industrial Motion Corp.†	95	4,094
AMETEK, Inc.†	22	1,588
AO Smith Corp.†	17	1,006
Apogee Enterprises, Inc.†	144	6,937
Arconic, Inc.†	46	783
Argan, Inc.†	61	2,498
Armstrong World Industries, Inc.†*	142	8,974
Axon Enterprise, Inc.*	36	2,275
AZZ, Inc.	60	2,607
Boeing Co. (The)†	55	18,453
Carlisle Cos., Inc.†	77	8,340
Caterpillar, Inc.†	56	7,598
Chart Industries, Inc.*	28	1,727
Columbus McKinnon Corp.	97	4,206
CSW Industrials, Inc.†*	11	581
Cummins, Inc.†	15	1,995
Curtiss-Wright Corp.†	51	6,070
Deere & Co.†	30	4,194
Donaldson Co., Inc.	114	5,144
Douglas Dynamics, Inc.	58	2,784
Dover Corp.†	15	1,098
Eaton Corp. PLC (Ireland)†	42	3,139
Emerson Electric Co.†	61	4,218
EnerSys	12	896
Enphase Energy, Inc.*	84	565
Esterline Technologies Corp.†*	82	6,052
Fastenal Co.†	28	1,348
Federal Signal Corp.	176	4,099
Flowserve Corp.†	13	525
Fluor Corp.†	14	683
Fortive Corp.†	33	2,545
Fortune Brands Home & Security, Inc.†	14	752
Gardner Denver Holdings, Inc.†*	394	11,580
Generac Holdings, Inc.†*	50	2,586
General Dynamics Corp.†	29	5,406
General Electric Co.†	827	11,255
GMS, Inc.*	132	3,576
Gorman-Rupp Co. (The)	37	1,295

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Graco, Inc.†	172	$7,778
GrafTech International Ltd.	103	1,853
Granite Construction, Inc.	4	223
Griffon Corp.	83	1,477
Harris Corp.†	12	1,734
Herc Holdings, Inc.†*	133	7,493
Hillenbrand, Inc.†	72	3,395
Honeywell International, Inc.†	71	10,228
Huntington Ingalls Industries, Inc.	4	867
IDEX Corp†	52	7,097
Illinois Tool Works, Inc.†	33	4,572
Ingersoll-Rand PLC (Ireland)†	24	2,154
ITT, Inc.†	63	3,293
Jacobs Engineering Group, Inc.†	14	889
Johnson Controls International PLC (Ireland)†	89	2,977
Kadant, Inc.	34	3,269
Kaman Corp.	68	4,739
Kennametal, Inc.†	306	10,985
KLX, Inc.†*	87	6,255
L3 Technologies, Inc.	7	1,346
Lincoln Electric Holdings, Inc.	50	4,388
Lindsay Corp.	12	1,164
Lockheed Martin Corp.†	28	8,272
Manitowoc Co., Inc. (The)†*	37	957
Masco Corp.†	30	1,123
Meritor, Inc.†*	420	8,639
Milacron Holdings Corp.†*	266	5,035
MSC Industrial Direct Co., Inc., Class A†	91	7,721
MYR Group, Inc.*	52	1,844
National Presto Industries, Inc.	33	4,092
Navistar International Corp.*	122	4,968
Nexeo Solutions, Inc.*	126	1,150
Nordson Corp.†	48	6,164
Northrop Grumman Corp.†	17	5,231
nVent Electric PLC (Ireland)†*	71	1,782
PACCAR, Inc.†	34	2,107
Parker-Hannifin Corp.†	13	2,026
Pentair PLC (Ireland)†	18	757
Quanta Services, Inc.†*	14	468
Raytheon Co.†	28	5,409
RBC Bearings, Inc.*	10	1,288
Rockwell Automation, Inc.†	12	1,995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Collins, Inc.†	15	$2,020
Roper Technologies, Inc.	9	2,483
Rush Enterprises, Inc., Class A*	48	2,082
Sensata Technologies Holding PLC (United Kingdom)†*	74	3,521
Simpson Manufacturing Co., Inc.	38	2,363
Snap-on, Inc.	6	964
Spirit AeroSystems Holdings, Inc., Class A†	31	2,663
SPX FLOW, Inc.†*	138	6,040
Standex International Corp.	24	2,453
Stanley Black & Decker, Inc.†	15	1,992
Sun Hydraulics Corp.	6	289
Teledyne Technologies, Inc.†*	47	9,356
Textron, Inc.†	25	1,648
TransDigm Group, Inc.	5	1,726
TriMas Corp.†*	68	1,999
United Rentals, Inc.*	8	1,181
United Technologies Corp.†	77	9,627
WABCO Holdings, Inc.†*	48	5,617
WESCO International, Inc.†*	114	6,509
WW Grainger, Inc.	6	1,850
Xylem, Inc.†	17	1,145

		421,374

Commercial & Professional Services — 4.0%
ABM Industries, Inc.	261	7,616
ACCO Brands Corp.†	355	4,917
Brady Corp., Class A	82	3,161
Cintas Corp.	10	1,851
Civeo Corp. (Canada)*	86	375
Copart, Inc.†*	163	9,219
CoStar Group, Inc.*	9	3,714
Covanta Holding Corp.†	204	3,366
Deluxe Corp.	16	1,059
Dun & Bradstreet Corp. (The)†	72	8,831
Equifax, Inc.†	12	1,501
Exponent, Inc.	27	1,304
FTI Consulting, Inc.†*	29	1,754
Herman Miller, Inc.	1	34
ICF International, Inc.†	1	71
IHS Markit Ltd. (Bermuda)†*	38	1,960
Kforce, Inc.	1	34
Korn/Ferry International†	176	10,900
ManpowerGroup, Inc.†	115	9,897

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)†	34	$1,052
Pitney Bowes, Inc.	564	4,833
Republic Services, Inc.†	31	2,119
Ritchie Bros Auctioneers, Inc. (Canada)	7	239
Robert Half International, Inc.†	12	781
SP Plus Corp.†*	72	2,678
Stericycle, Inc.*	8	522
TrueBlue, Inc.*	107	2,884
US Ecology, Inc.	27	1,720
Verisk Analytics, Inc.†*	16	1,722
Waste Management, Inc.†	41	3,335

		93,449

Consumer Durables & Apparel — 3.9%
American Outdoor Brands Corp.*	505	6,075
Brunswick Corp.	15	967
Cavco Industries, Inc.*	37	7,683
Columbia Sportswear Co.	69	6,311
Deckers Outdoor Corp.†*	82	9,257
DR Horton, Inc.†	36	1,476
Garmin Ltd. (Switzerland)†	18	1,098
G-III Apparel Group Ltd.†*	118	5,239
Hanesbrands, Inc.	35	771
Hasbro, Inc.†	12	1,108
Helen of Troy Ltd. (Bermuda)†*	88	8,664
Leggett & Platt, Inc.†	13	580
Lennar Corp., Class A†	31	1,628
Malibu Boats, Inc., Class A†*	130	5,452
Mattel, Inc.†	33	542
Michael Kors Holdings Ltd. (British Virgin Islands)†*	14	932
Mohawk Industries, Inc.*	7	1,500
Newell Brands, Inc.†	47	1,212
NIKE, Inc., Class B†	153	12,191
PulteGroup, Inc.†	28	805
PVH Corp.	8	1,198
Ralph Lauren Corp.	7	880
Sturm Ruger & Co., Inc.†	77	4,312
Tapestry, Inc.†	27	1,261
Under Armour, Inc., Class C†*	43	906
VF Corp.†	38	3,098
Whirlpool Corp.	7	1,024

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
ZAGG, Inc.†*	209	$3,616

		89,786

Consumer Services — 5.8%
Adtalem Global Education, Inc.*	74	3,559
BJ’s Restaurants, Inc.†	84	5,040
Bloomin’ Brands, Inc.†	273	5,487
Bojangles’, Inc.†*	174	2,506
Boyd Gaming Corp.†	245	8,492
Brinker International, Inc.	17	809
Carnival Corp. (Panama)†	68	3,897
Chipotle Mexican Grill, Inc.*	2	863
Churchill Downs, Inc.	2	593
Darden Restaurants, Inc.†	11	1,178
Denny’s Corp.*	114	1,816
Graham Holdings Co., Class B†	9	5,275
H&R Block, Inc.†	20	456
Hilton Worldwide Holdings, Inc.†	31	2,454
Hyatt Hotels Corp., Class A†	140	10,801
International Speedway Corp., Class A	34	1,520
Jack in the Box, Inc.†	116	9,874
K12, Inc.*	139	2,275
Las Vegas Sands Corp.	32	2,444
Laureate Education, Inc., Class A*	144	2,064
Marriott International, Inc., Class A†	34	4,304
McDonald’s Corp.†	75	11,752
MGM Resorts International†	53	1,539
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	21	992
Planet Fitness, Inc., Class A*	2	88
Red Robin Gourmet Burgers, Inc.*	114	5,312
Regis Corp.†*	34	562
Royal Caribbean Cruises Ltd. (Liberia)†	20	2,072
Ruth’s Hospitality Group, Inc.	179	5,021
Service Corp. International	116	4,152
Starbucks Corp.†	132	6,448
Stars Group, Inc. (The) (Canada)†*	192	6,970
Vail Resorts, Inc.†	40	10,968
Wynn Resorts Ltd.	9	1,506
Yum! Brands, Inc.†	33	2,581

		135,670

Diversified Financials — 5.8%
Affiliated Managers Group, Inc.	5	743

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
American Express Co.†	81	$7,938
Ameriprise Financial, Inc.†	14	1,958
Bank of New York Mellon Corp. (The)†	97	5,231
Berkshire Hathaway, Inc., Class B†*	235	43,863
BlackRock, Inc.†	15	7,486
Capital One Financial Corp.†	46	4,227
Cboe Global Markets, Inc.	10	1,041
Charles Schwab Corp. (The)†	129	6,592
CME Group, Inc.†	32	5,245
Discover Financial Services†	34	2,394
E*TRADE Financial Corp.†*	25	1,529
Franklin Resources, Inc.†	52	1,667
Goldman Sachs Group, Inc. (The)†	36	7,941
Intercontinental Exchange, Inc.†	55	4,045
Invesco Ltd. (Bermuda)†	38	1,009
Jefferies Financial Group, Inc.†	34	773
Moody’s Corp.†	18	3,070
Morgan Stanley†	169	8,011
MSCI, Inc.	8	1,323
Nasdaq, Inc.†	16	1,460
Northern Trust Corp.†	22	2,264
Raymond James Financial, Inc.†	14	1,251
S&P Global, Inc.†	24	4,893
State Street Corp.†	35	3,258
Synchrony Financial†	73	2,437
T Rowe Price Group, Inc.†	24	2,786

		134,435

Energy — 11.2%
Anadarko Petroleum Corp.†	48	3,516
Andeavor†	15	1,968
Apache Corp.†	37	1,730
Cabot Oil & Gas Corp.†	44	1,047
Cameco Corp. (Canada)†	1,066	11,992
Cheniere Energy, Inc.*	52	3,390
Chevron Corp.†	182	23,010
Cimarex Energy Co.	9	916
Concho Resources, Inc.†*	14	1,937
ConocoPhillips†	112	7,797
Core Laboratories NV (Netherlands)†	70	8,835
Delek US Holdings, Inc.†	246	12,342
Devon Energy Corp.†	50	2,198
DHT Holdings, Inc. (Marshall Islands)	464	2,176
Diamond Offshore Drilling, Inc.†*	376	7,843

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Enbridge, Inc. (Canada)†	123	$4,390
EOG Resources, Inc.†	55	6,844
EQT Corp.†	26	1,435
Exxon Mobil Corp.†	403	33,340
FTS International, Inc.†*	342	4,870
Halliburton Co.†	84	3,785
Helmerich & Payne, Inc.	11	701
Hess Corp.†	29	1,940
HollyFrontier Corp.†	17	1,163
Keane Group, Inc.†*	293	4,005
Kinder Morgan, Inc.†	216	3,817
Mammoth Energy Services, Inc.†*	275	9,339
Marathon Oil Corp.†	82	1,711
Marathon Petroleum Corp.†	45	3,157
McDermott International, Inc. (Panama)*	285	5,600
National Oilwell Varco, Inc.†	36	1,562
Newfield Exploration Co.†*	19	575
Noble Energy, Inc.†	47	1,658
Occidental Petroleum Corp.†	73	6,109
ONEOK, Inc.†	40	2,793
Phillips 66†	45	5,054
Pioneer Natural Resources Co.†	17	3,217
Precision Drilling Corp. (Canada)*	507	1,683
Rowan Cos. PLC, Class A (United Kingdom)*	151	2,449
RPC, Inc.†	874	12,734
Schlumberger Ltd. (Curacao)†	132	8,848
SEACOR Holdings, Inc.†*	121	6,930
Ship Finance International Ltd. (Bermuda)†	518	7,744
TechnipFMC PLC (United Kingdom)†	44	1,397
Valero Energy Corp.†	41	4,544
Weatherford International PLC (Ireland)†*	3,013	9,913
Williams Cos., Inc. (The)†	79	2,142
World Fuel Services Corp.†	174	3,551

		259,697

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.†	42	8,777
Kroger Co. (The)†	76	2,162
Performance Food Group Co.†*	314	11,524
Sprouts Farmers Market, Inc.†*	181	3,995
Sysco Corp.†	50	3,414

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
US Foods Holding Corp.†*	158	$5,976
Walgreens Boots Alliance, Inc.†	95	5,701
Walmart, Inc.†	281	24,068
Weis Markets, Inc.†	74	3,947

		69,564

Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.†	181	10,279
Archer-Daniels-Midland Co.†	54	2,475
B&G Foods, Inc.†	157	4,694
Brown-Forman Corp., Class B	46	2,254
Campbell Soup Co.†	28	1,135
Coca-Cola Co. (The)†	419	18,377
Conagra Brands, Inc.†	37	1,322
Constellation Brands, Inc., Class A†	18	3,940
Dean Foods Co.†	720	7,567
Flowers Foods, Inc.	22	458
General Mills, Inc.†	56	2,479
Hershey Co. (The)†	20	1,861
Hormel Foods Corp.	51	1,898
Ingredion, Inc.†	110	12,177
JM Smucker Co. (The)†	11	1,182
Kellogg Co.†	33	2,306
Kraft Heinz Co. (The)†	116	7,287
Lamb Weston Holdings, Inc.	41	2,809
McCormick & Co., Inc., non-voting shares†	13	1,509
Molson Coors Brewing Co., Class B†	21	1,429
Mondelez International, Inc., Class A†	141	5,781
Monster Beverage Corp.†*	54	3,094
PepsiCo, Inc.†	135	14,697
Philip Morris International, Inc.†	148	11,950
Pinnacle Foods, Inc.	79	5,140
TreeHouse Foods, Inc.†*	45	2,363
Tyson Foods, Inc., Class A†	35	2,410
Universal Corp.†	107	7,067

		139,940

Health Care Equipment & Services — 12.2%
Abbott Laboratories†	166	10,124
ABIOMED, Inc.*	5	2,045
Addus HomeCare Corp.*	47	2,691
Aetna, Inc.†	31	5,688
Align Technology, Inc.*	7	2,395

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Allscripts Healthcare Solutions, Inc.†*	803	$9,636
AmerisourceBergen Corp.†	21	1,791
AMN Healthcare Services, Inc.†*	138	8,087
Anika Therapeutics, Inc.*	20	640
Anthem, Inc.†	24	5,713
Avanos Medical, Inc.*	60	3,435
Baxter International, Inc.†	52	3,840
Becton Dickinson and Co.†	26	6,229
Boston Scientific Corp.†*	132	4,316
Cantel Medical Corp.†	88	8,656
Cardinal Health, Inc.†	29	1,416
Centene Corp.†*	16	1,971
Cerner Corp.†*	33	1,973
Cigna Corp.†	23	3,909
CONMED Corp.†	111	8,125
Cooper Cos., Inc. (The)	4	942
Cotiviti Holdings, Inc.†*	155	6,840
CVS Health Corp.†	97	6,242
Danaher Corp.†	66	6,513
DaVita, Inc.†*	17	1,180
DENTSPLY SIRONA, Inc.†	22	963
Edwards Lifesciences Corp.†*	20	2,911
Encompass Health Corp.†	67	4,537
Envision Healthcare Corp.*	11	484
Express Scripts Holding Co.†*	54	4,169
Globus Medical, Inc., Class A†*	186	9,386
Haemonetics Corp.*	5	448
HCA Healthcare, Inc.†	34	3,488
HealthStream, Inc.	71	1,939
Henry Schein, Inc.†*	14	1,017
Hill-Rom Holdings, Inc.†	79	6,900
HMS Holdings Corp.†*	94	2,032
Hologic, Inc.†*	26	1,034
Humana, Inc.†	13	3,869
IDEXX Laboratories, Inc.*	9	1,961
Integer Holdings Corp.†*	116	7,499
Intuitive Surgical, Inc.*	10	4,785
Laboratory Corp. of America Holdings*	10	1,795
LeMaitre Vascular, Inc.	5	167
LifePoint Health, Inc.†*	144	7,027
Masimo Corp.†*	64	6,250
McKesson Corp.†	20	2,668

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Medtronic PLC (Ireland)†	129	$11,044
Owens & Minor, Inc.†	308	5,147
Providence Service Corp. (The)*	16	1,257
Quality Systems, Inc.†*	106	2,067
Quest Diagnostics, Inc.†	13	1,429
Quidel Corp.*	96	6,384
ResMed, Inc.†	13	1,347
STERIS PLC (United Kingdom)†	64	6,721
Stryker Corp.†	36	6,079
Tabula Rasa HealthCare, Inc.†*	33	2,106
Teleflex, Inc.†	24	6,437
Tenet Healthcare Corp.†*	79	2,652
Tivity Health, Inc.†*	145	5,104
UnitedHealth Group, Inc.†	92	22,571
Universal Health Services, Inc., Class B	9	1,003
Varex Imaging Corp.†*	66	2,448
Varian Medical Systems, Inc.*	9	1,023
Veeva Systems, Inc., Class A*	98	7,532
Zimmer Biomet Holdings, Inc.†	19	2,117

		284,194

Household & Personal Products — 2.2%
Avon Products, Inc.*	2,553	4,136
Church & Dwight Co., Inc.†	23	1,223
Clorox Co. (The)†	12	1,623
Colgate-Palmolive Co.†	83	5,379
Coty, Inc., Class A†	72	1,015
Edgewell Personal Care Co.†*	21	1,060
Energizer Holdings, Inc.†	96	6,044
Estee Lauder Cos., Inc. (The), Class A†	36	5,137
Kimberly-Clark Corp.†	34	3,582
Procter & Gamble Co. (The)†	240	18,734
WD-40 Co.	25	3,656

		51,589

Insurance — 2.3%
Aflac, Inc.†	73	3,141
Allstate Corp. (The)†	34	3,103
American International Group, Inc.†	85	4,507
Aon PLC (United Kingdom)†	23	3,155
Arthur J Gallagher & Co.†	18	1,175
Assurant, Inc.	5	518
Brighthouse Financial, Inc.*	11	441

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Chubb Ltd. (Switzerland)†	44	$5,589
Cincinnati Financial Corp.†	16	1,070
Everest Re Group Ltd. (Bermuda)	3	691
Hartford Financial Services Group, Inc. (The)†	34	1,738
Lincoln National Corp.†	21	1,307
Loews Corp.†	31	1,497
Marsh & McLennan Cos., Inc.†	49	4,017
MetLife, Inc.†	98	4,273
Principal Financial Group, Inc.†	27	1,430
Progressive Corp. (The)†	56	3,312
Prudential Financial, Inc.†	40	3,740
Torchmark Corp.†	11	896
Travelers Cos., Inc. (The)†	25	3,058
Unum Group†	21	777
Willis Towers Watson PLC (Ireland)†	12	1,819
XL Group Ltd. (Bermuda)†	25	1,399

		52,653

Materials — 8.3%
AdvanSix, Inc.†*	139	5,092
Air Products & Chemicals, Inc.†	20	3,115
Albemarle Corp.	10	943
American Vanguard Corp.	34	780
Avery Dennison Corp.	9	919
Balchem Corp.	48	4,711
Ball Corp.†	34	1,209
CF Industries Holdings, Inc.†	22	977
Chemours Co. (The)†	147	6,521
Domtar Corp.†	179	8,545
DowDuPont, Inc.†	221	14,568
Eagle Materials, Inc.†	66	6,928
Eastman Chemical Co.†	13	1,299
Ecolab, Inc.†	28	3,929
FMC Corp.†	13	1,160
Freeport-McMoRan, Inc.†	138	2,382
GCP Applied Technologies, Inc.†*	138	3,995
Innospec, Inc.†	50	3,828
International Flavors & Fragrances, Inc.	8	992
International Paper Co.†	40	2,083
KMG Chemicals, Inc.†	79	5,829
Kraton Corp.†*	144	6,644
Kronos Worldwide, Inc.†	136	3,064

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Louisiana-Pacific Corp.	102	$2,776
LyondellBasell Industries NV, Class A (Netherlands)†	37	4,064
Martin Marietta Materials, Inc.	6	1,340
Methanex Corp. (Canada)†	174	12,302
Minerals Technologies, Inc.†	76	5,727
Mosaic Co. (The)†	36	1,010
Myers Industries, Inc.	34	653
Newmont Mining Corp.†	51	1,923
Norbord, Inc. (Canada)†	78	3,207
Nucor Corp.†	31	1,938
Packaging Corp. of America	9	1,006
PolyOne Corp.†	179	7,736
PPG Industries, Inc.†	24	2,490
Praxair, Inc.†	27	4,270
RPM International, Inc.†	121	7,057
Schweitzer-Mauduit International, Inc.	30	1,312
Sealed Air Corp.†	16	679
Sensient Technologies Corp.	70	5,008
Sherwin-Williams Co. (The)	9	3,668
Silgan Holdings, Inc.†	89	2,388
Sonoco Products Co.†	206	10,815
Valvoline, Inc.†	63	1,359
Venator Materials PLC (United Kingdom)*	49	802
Verso Corp., Class A†*	261	5,679
Vulcan Materials Co.†	13	1,678
Westlake Chemical Corp.†	90	9,687
WestRock Co.†	24	1,368
WR Grace & Co.	20	1,466

		192,921

Media — 3.9%
AMC Entertainment Holdings, Inc., Class A†	419	6,662
AMC Networks, Inc., Class A*	21	1,306
CBS Corp., Class B, non-voting shares†	39	2,193
Charter Communications, Inc., Class A†*	23	6,744
Cinemark Holdings, Inc.	114	3,999
Comcast Corp., Class A†	439	14,404
Discovery, Inc., Class A†*	67	1,842
DISH Network Corp., Class A†*	44	1,479
Emerald Expositions Events, Inc.	77	1,586

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Gannett Co., Inc.†	342	$3,659
Interpublic Group of Cos., Inc. (The)†	37	867
John Wiley & Sons, Inc., Class A	100	6,240
Loral Space & Communications, Inc.†*	45	1,692
Marcus Corp. (The)	21	682
News Corp., Class A†	56	868
Omnicom Group, Inc.†	22	1,678
Scholastic Corp.	1	44
Tribune Media Co., Class A†	215	8,228
Twenty-First Century Fox, Inc., Class A†	177	8,795
Viacom, Inc., Class B†	38	1,146
Walt Disney Co. (The)†	142	14,883
WideOpenWest, Inc.*	99	956

		89,953

Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
AbbVie, Inc.†	151	13,990
Agilent Technologies, Inc.†	30	1,855
Alexion Pharmaceuticals, Inc.†*	21	2,607
Allergan PLC (Ireland)†	32	5,335
Amgen, Inc.†	63	11,629
ANI Pharmaceuticals, Inc.*	54	3,607
Array BioPharma, Inc.*	34	571
Biogen, Inc.†*	20	5,805
Bristol-Myers Squibb Co.†	156	8,633
Bruker Corp.†	203	5,895
Cambrex Corp.†*	147	7,688
Celgene Corp.†*	70	5,559
Charles River Laboratories International, Inc.*	2	225
ChemoCentryx, Inc.*	38	500
Corcept Therapeutics, Inc.*	94	1,478
Eli Lilly & Co.†	104	8,874
Enanta Pharmaceuticals, Inc.†*	30	3,477
Foundation Medicine, Inc.*	3	410
Gilead Sciences, Inc.†	125	8,855
Illumina, Inc.†*	14	3,910
Incyte Corp.†*	20	1,340
Innoviva, Inc.†*	184	2,539
IQVIA Holdings, Inc.†*	20	1,996
Johnson & Johnson†	256	31,063
Ligand Pharmaceuticals, Inc.*	10	2,072

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Loxo Oncology, Inc.*	1	$173
Merck & Co., Inc.†	257	15,600
Mettler-Toledo International, Inc.*	2	1,157
Mylan NV (Netherlands)†*	50	1,807
Nektar Therapeutics*	15	732
PerkinElmer, Inc.	11	806
Perrigo Co. PLC (Ireland)†	13	948
Pfizer, Inc.†	557	20,208
PRA Health Sciences, Inc.†*	32	2,988
Prestige Brands Holdings, Inc.†*	39	1,497
Regeneron Pharmaceuticals, Inc.*	12	4,140
REGENXBIO, Inc.*	31	2,224
Repligen Corp.*	4	188
Sarepta Therapeutics, Inc.*	12	1,586
Syneos Health, Inc.*	8	375
Thermo Fisher Scientific, Inc.†	39	8,078
Vertex Pharmaceuticals, Inc.†*	25	4,249
Waters Corp.*	7	1,355
Zoetis, Inc.†	46	3,919

		211,943

Real Estate — 2.7%
Alexandria Real Estate Equities, Inc., REIT	9	1,136
American Tower Corp., REIT†	42	6,055
Apartment Investment & Management Co., Class A, REIT†	15	634
AvalonBay Communities, Inc., REIT†	13	2,235
Boston Properties, Inc., REIT†	14	1,756
CBRE Group, Inc., Class A†*	32	1,528
Crown Castle International Corp., REIT†	39	4,205
Digital Realty Trust, Inc., REIT†	19	2,120
Duke Realty Corp., REIT†	34	987
Equinix, Inc., REIT	7	3,009
Equity Residential, REIT†	35	2,229
Essex Property Trust, Inc., REIT	6	1,434
Extra Space Storage, Inc., REIT†	12	1,198
Federal Realty Investment Trust, REIT	7	886
GGP, Inc., REIT†	91	1,859
HCP, Inc., REIT†	45	1,162
Host Hotels & Resorts, Inc., REIT†	71	1,496

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT†	27	$945
Kimco Realty Corp., REIT†	40	680
Macerich Co. (The) REIT†	13	739
Mid-America Apartment Communities, Inc., REIT	10	1,007
Prologis, Inc., REIT†	51	3,350
Public Storage, REIT†	17	3,857
Realty Income Corp., REIT†	27	1,452
Regency Centers Corp., REIT†	16	993
SBA Communications Corp., REIT*	11	1,816
Simon Property Group, Inc., REIT†	29	4,936
SL Green Realty Corp., REIT	8	804
UDR, Inc., REIT†	26	976
Ventas, Inc., REIT†	34	1,936
Vornado Realty Trust, REIT†	19	1,404
Welltower, Inc., REIT†	36	2,257
Weyerhaeuser Co., REIT†	72	2,625

		63,706

Retailing — 10.6%
1-800-Flowers.com, Inc., Class A*	124	1,556
Abercrombie & Fitch Co., Class A†	198	4,847
Advance Auto Parts, Inc.	7	950
Amazon.com, Inc.†*	46	78,191
Asbury Automotive Group, Inc.†*	94	6,444
AutoNation, Inc.†*	243	11,805
AutoZone, Inc.*	3	2,013
Bed Bath & Beyond, Inc.†	404	8,050
Best Buy Co., Inc.†	27	2,014
Big Lots, Inc.	2	84
Booking Holdings, Inc.†*	4	8,108
CarMax, Inc.†*	17	1,239
Cato Corp. (The), Class A	79	1,945
Chico’s FAS, Inc.†	996	8,107
Core-Mark Holding Co., Inc.	1	23
Dillard’s, Inc., Class A	6	567
Dollar General Corp.†	25	2,465
Dollar Tree, Inc.†*	22	1,870
Expedia, Inc.†	15	1,803
Foot Locker, Inc.†	12	632
Gap, Inc. (The)†	37	1,198
Genesco, Inc.†*	16	635
Genuine Parts Co.†	14	1,285
Groupon, Inc.*	197	847
Home Depot, Inc. (The)†	110	21,461

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.†	16	$1,166
L Brands, Inc.†	27	996
Lands’ End, Inc.*	174	4,855
Lithia Motors, Inc., Class A	21	1,986
LKQ Corp.†*	29	925
Lowe’s Cos., Inc.†	79	7,550
Macy’s, Inc.†	30	1,123
Michaels Cos., Inc. (The)*	386	7,400
Netflix, Inc.†*	41	16,049
Nordstrom, Inc.†	16	828
Office Depot, Inc.	614	1,566
O’Reilly Automotive, Inc.*	8	2,189
Penske Automotive Group, Inc.	68	3,186
Ross Stores, Inc.†	36	3,051
Shutterfly, Inc.*	22	1,981
Tailored Brands, Inc.	385	9,825
Target Corp.†	50	3,806
Tiffany & Co.†	12	1,579
TJX Cos., Inc. (The)†	60	5,711
Tractor Supply Co.†	12	918
TripAdvisor, Inc.†*	13	724
Ulta Beauty, Inc.*	5	1,167

		246,720

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Energy Industries, Inc.†*	129	7,494
Advanced Micro Devices, Inc.†*	101	1,514
Analog Devices, Inc.†	35	3,357
Applied Materials, Inc.†	96	4,434
Axcelis Technologies, Inc.*	68	1,346
Broadcom, Inc.†	41	9,948
Cabot Microelectronics Corp.†	66	7,099
Cirrus Logic, Inc.†*	179	6,861
Diodes, Inc.†*	47	1,620
Entegris, Inc.	77	2,610
Integrated Device Technology, Inc.*	112	3,571
Intel Corp.†	444	22,071
KLA-Tencor Corp.†	15	1,538
Lam Research Corp.†	17	2,938
Marvell Technology Group Ltd. (Bermuda)†	47	1,008
Maxim Integrated Products, Inc.†	87	5,103
Microchip Technology, Inc.†	25	2,274
Micron Technology, Inc.†*	123	6,450
MKS Instruments, Inc.†	87	8,326

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Nanometrics, Inc.†*	180	$6,374
NVIDIA Corp.†	60	14,214
ON Semiconductor Corp.*	217	4,825
Qorvo, Inc.†*	12	962
QUALCOMM, Inc.†	141	7,913
Skyworks Solutions, Inc.†	17	1,643
SMART Global Holdings, Inc. (Cayman Islands)†*	247	7,872
Texas Instruments, Inc.†	96	10,584
Universal Display Corp.	54	4,644
Versum Materials, Inc.	21	780
Xcerra Corp.†*	611	8,536
Xilinx, Inc.†	25	1,632

		169,541

Software & Services — 25.9%
Accenture PLC, Class A (Ireland)†	61	9,979
Activision Blizzard, Inc.†	72	5,495
Adobe Systems, Inc.†*	47	11,459
Akamai Technologies, Inc.†*	16	1,172
Alliance Data Systems Corp.	5	1,166
Alphabet, Inc., Class A†*	66	74,527
ANSYS, Inc.*	8	1,393
Appfolio, Inc., Class A†*	70	4,280
Aspen Technology, Inc.†*	73	6,770
Autodesk, Inc.†*	21	2,753
Automatic Data Processing, Inc.†	43	5,768
Avaya Holdings Corp.*	202	4,056
Blucora, Inc.*	133	4,921
Booz Allen Hamilton Holding Corp.	87	3,805
Broadridge Financial Solutions, Inc.	12	1,381
CA, Inc.†	39	1,390
Cadence Design Systems, Inc.†*	27	1,169
Cardtronics PLC, Class A (United Kingdom)†*	38	919
Cars.com, Inc.†*	94	2,669
CDK Global, Inc.†	122	7,936
CGI Group, Inc., Class A (Canada)†*	131	8,295
Cision Ltd. (Cayman Islands)*	271	4,051
Citrix Systems, Inc.†*	13	1,363
Cognizant Technology Solutions Corp., Class A†	56	4,423
CommVault Systems, Inc.†*	99	6,519

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Conduent, Inc.†*	276	$5,015
Descartes Systems Group, Inc. (The) (Canada)*	43	1,398
DXC Technology Co.†	27	2,176
eBay, Inc.†*	96	3,481
Electronic Arts, Inc.†*	30	4,231
Endurance International Group Holdings, Inc.*	192	1,910
Envestnet, Inc.†*	70	3,846
Etsy, Inc.†*	263	11,096
Facebook, Inc., Class A†*	277	53,827
Fair Isaac Corp.*	18	3,480
Fidelity National Information Services, Inc.†	31	3,287
Fiserv, Inc.†*	40	2,964
FleetCor Technologies, Inc.*	8	1,685
Fortinet, Inc.†*	154	9,614
Gartner, Inc.*	9	1,196
Global Payments, Inc.†	15	1,672
GoDaddy, Inc., Class A†*	96	6,778
GrubHub, Inc.†*	62	6,504
GTT Communications, Inc.†*	163	7,335
IAC/InterActiveCorp.†*	54	8,234
International Business Machines Corp.†	88	12,294
Intuit, Inc.†	24	4,903
j2 Global, Inc.†	28	2,425
LogMeIn, Inc.†	76	7,847
Mastercard, Inc., Class A†	100	19,652
MAXIMUS, Inc.	61	3,789
Microsoft Corp.†	732	72,183
Monotype Imaging Holdings, Inc.	6	122
NIC, Inc.†	212	3,297
Nuance Communications, Inc.*	232	3,221
Open Text Corp. (Canada)†	187	6,581
Oracle Corp.†	400	17,624
Paychex, Inc.†	35	2,392
Paycom Software, Inc.†*	54	5,337
PayPal Holdings, Inc.†*	113	9,410
Progress Software Corp.†	182	7,065
PTC, Inc.*	10	938
Qualys, Inc.†*	100	8,430
RealPage, Inc.*	98	5,400
Red Hat, Inc.†*	16	2,150

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SailPoint Technologies Holding, Inc.*	59	$1,448
salesforce.com, Inc.†*	70	9,548
Science Applications International Corp.	63	5,099
ServiceNow, Inc.*	26	4,484
SS&C Technologies Holdings, Inc.†	106	5,501
Stamps.com, Inc.*	3	759
Symantec Corp.†	60	1,239
Synopsys, Inc.†*	14	1,198
Take-Two Interactive Software, Inc.*	10	1,184
TechTarget, Inc.*	177	5,027
Teradata Corp.*	25	1,004
Total System Services, Inc.†	18	1,521
Tucows, Inc., Class A†*	56	3,396
Twitter, Inc.*	72	3,144
Tyler Technologies, Inc.†*	35	7,774
Upland Software, Inc.*	3	103
Verint Systems, Inc.*	22	976
VeriSign, Inc.†*	12	1,649
Visa, Inc., Class A†	214	28,344
VMware, Inc., Class A†*	27	3,968
Western Union Co. (The)†	44	895
XO Group, Inc.*	33	1,056

		601,765

Technology Hardware & Equipment — 10.1%
Amphenol Corp., Class A†	30	2,614
Apple, Inc.†	471	87,187
Casa Systems, Inc.†*	375	6,124
CDW Corp.	37	2,989
Cisco Systems, Inc.†	451	19,407
Coherent, Inc.*	5	782
CommScope Holding Co., Inc.*	12	350
Comtech Telecommunications Corp.	59	1,881
Corning, Inc.†	79	2,173
CTS Corp.	10	360
Dolby Laboratories, Inc., Class A†	151	9,315
EchoStar Corp., Class A†*	178	7,903
Electro Scientific Industries, Inc.†*	519	8,185
F5 Networks, Inc.*	5	862
FLIR Systems, Inc.†	13	676
Hewlett Packard Enterprise Co.†	146	2,133
HP, Inc.†	154	3,494
Insight Enterprises, Inc.†*	163	7,976
InterDigital, Inc.†	23	1,861

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
IPG Photonics Corp.*	5	$1,103
Jabil, Inc.†	412	11,396
Juniper Networks, Inc.†	33	905
Keysight Technologies, Inc.†*	78	4,604
Lumentum Holdings, Inc.†*	121	7,006
Motorola Solutions, Inc.†	16	1,862
MTS Systems Corp.	30	1,580
NetApp, Inc.†	25	1,963
Novanta, Inc. (Canada)*	63	3,925
OSI Systems, Inc.*	45	3,480
Palo Alto Networks, Inc.*	4	822
Plantronics, Inc.	47	3,584
Seagate Technology PLC (Ireland)†	27	1,525
Sierra Wireless, Inc. (Canada)*	107	1,712
Systemax, Inc.†	1	34
TE Connectivity Ltd. (Switzerland)†	33	2,972
Ubiquiti Networks, Inc.†*	36	3,050
USA Technologies, Inc.†*	415	5,810
Western Digital Corp.†	29	2,245
Xerox Corp.†	25	600
Zebra Technologies Corp., Class A†* .	53	7,592

		234,042

Telecommunication Services — 3.3%
AT&T, Inc.†	585	18,795
BCE, Inc. (Canada)†	223	9,029
CenturyLink, Inc.†	103	1,920
Cogent Communications Holdings, Inc.	3	160
Frontier Communications Corp.	108	579
Intelsat SA (Luxembourg)*	269	4,482
Rogers Communications, Inc., Class B (Canada)†	229	10,868
T-Mobile US, Inc.†*	42	2,510
Verizon Communications, Inc.†	394	19,822
Vonage Holdings Corp.†*	648	8,353

		76,518

Transportation — 4.1%
Alaska Air Group, Inc.†	11	664
American Airlines Group, Inc.†	44	1,670
Canadian Pacific Railway Ltd. (Canada)	4	732
CH Robinson Worldwide, Inc.†	13	1,088
Covenant Transportation Group, Inc., Class A*	53	1,670

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.†	84	$5,358
Delta Air Lines, Inc.†	66	3,270
Echo Global Logistics, Inc.†*	279	8,161
Expeditors International of Washington, Inc.†	17	1,243
FedEx Corp.†	26	5,904
Forward Air Corp.†	129	7,621
Genco Shipping & Trading Ltd. (Marshall Islands)*	107	1,658
Genesee & Wyoming, Inc., Class A*	10	813
Hawaiian Holdings, Inc.	20	719
Heartland Express, Inc.	260	4,823
JB Hunt Transport Services, Inc.	11	1,337
JetBlue Airways Corp.*	21	399
Kansas City Southern	10	1,060
Landstar System, Inc.†	81	8,845
Norfolk Southern Corp.†	27	4,073
Old Dominion Freight Line, Inc.†	41	6,107
Schneider National, Inc., Class B†	179	4,924
Southwest Airlines Co.†	56	2,849
Union Pacific Corp.†	74	10,484
United Continental Holdings, Inc.†*	27	1,883
United Parcel Service, Inc., Class B†	82	8,711

		96,066

Utilities — 2.8%
AES Corp.†	63	845
Alliant Energy Corp.†	22	931
Ameren Corp.†	24	1,460
American Electric Power Co., Inc.†	46	3,186
American Water Works Co., Inc.†	17	1,452
CenterPoint Energy, Inc.†	42	1,164
CMS Energy Corp.†	26	1,229
Consolidated Edison, Inc.†	29	2,261
Dominion Energy, Inc.†	62	4,227
DTE Energy Co.†	17	1,762
Duke Energy Corp.†	67	5,298
Edison International†	31	1,961
Entergy Corp.†	18	1,454
Evergy, Inc.	14	786
Eversource Energy†	31	1,817
Exelon Corp.†	92	3,919
FirstEnergy Corp.†	46	1,652
NextEra Energy, Inc.†	45	7,516
NiSource, Inc.†	33	867

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.†	30	$921
PG&E Corp.†	50	2,128
Pinnacle West Capital Corp.	10	806
PPL Corp.†	67	1,913
Public Service Enterprise Group, Inc.†	48	2,599
SCANA Corp.†	14	539
Sempra Energy†	26	3,019
Southern Co. (The)†	97	4,492
WEC Energy Group, Inc.†	30	1,940
Xcel Energy, Inc.†	49	2,238

		64,382

TOTAL COMMON STOCKS (Cost $3,933,760)		3,981,789

TOTAL LONG POSITIONS - 171.4%		3,981,789

(Cost $3,933,760)

SHORT POSITIONS — (71.2)%
COMMON STOCKS — (71.2)%
Automobiles & Components — (2.1)%
American Axle & Manufacturing
Holdings, Inc.*	(543)	(8,449)
Cooper Tire & Rubber Co.	(25)	(658)
Dana, Inc.	(17)	(343)
Dorman Products, Inc.*	(51)	(3,484)
Fox Factory Holding Corp.*	(113)	(5,260)
Gentherm, Inc.*	(144)	(5,659)
LCI Industries	(121)	(10,908)
Standard Motor Products, Inc.	(68)	(3,287)
Tesla, Inc.*	(20)	(6,859)
Winnebago Industries, Inc.	(75)	(3,045)

		(47,952)

Capital Goods — (11.3)%
AAON, Inc.	(52)	(1,729)
AGCO Corp.	(25)	(1,518)
Alamo Group, Inc.	(41)	(3,705)
Ameresco, Inc., Class A*	(10)	(120)
American Railcar Industries, Inc.	(46)	(1,816)
American Woodmark Corp.*	(32)	(2,930)
Astec Industries, Inc.	(84)	(5,023)
Astronics Corp.*	(87)	(3,129)
Barnes Group, Inc.	(79)	(4,653)
Beacon Roofing Supply, Inc.*	(242)	(10,314)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Blue Bird Corp.*	(6)	$(134)
Builders FirstSource, Inc.*	(448)	(8,194)
CAE, Inc. (Canada)	(5)	(104)
CAI International, Inc.*	(155)	(3,602)
CIRCOR International, Inc.	(82)	(3,031)
Crane Co.	(91)	(7,292)
DXP Enterprises, Inc.*	(63)	(2,407)
Dycom Industries, Inc.*	(22)	(2,079)
Encore Wire Corp.	(41)	(1,946)
Engility Holdings, Inc.*	(79)	(2,421)
EnPro Industries, Inc.	(121)	(8,464)
ESCO Technologies, Inc.	(17)	(981)
Evoqua Water Technologies Corp.*	(9)	(184)
Foundation Building Materials, Inc.*	(58)	(892)
Franklin Electric Co., Inc.	(74)	(3,337)
Gates Industrial Corp. PLC (United Kingdom)*	(87)	(1,415)
Gibraltar Industries, Inc.*	(107)	(4,012)
Global Brass & Copper Holdings, Inc.	(77)	(2,414)
Harsco Corp.*	(62)	(1,370)
Hubbell, Inc.	(25)	(2,644)
Hyster-Yale Materials Handling, Inc.	(33)	(2,120)
JELD-WEN Holding, Inc.*	(408)	(11,665)
KBR, Inc.	(31)	(556)
Kratos Defense & Security Solutions, Inc.*	(574)	(6,607)
Lydall, Inc.*	(62)	(2,706)
Masonite International Corp. (Canada)*	(3)	(216)
MasTec, Inc.*	(113)	(5,735)
Maxar Technologies Ltd. (Canada)	(106)	(5,355)
Mercury Systems, Inc.*	(303)	(11,532)
MRC Global, Inc.*	(407)	(8,820)
Mueller Industries, Inc.	(191)	(5,636)
Mueller Water Products, Inc., Class A	(587)	(6,880)
NN, Inc.	(89)	(1,682)
NOW, Inc.*	(622)	(8,291)
Oshkosh Corp.	(4)	(281)
Owens Corning	(85)	(5,386)
Primoris Services Corp.	(174)	(4,738)
Raven Industries, Inc.	(75)	(2,884)
Regal Beloit Corp.	(43)	(3,517)
SPX Corp.*	(164)	(5,748)
Terex Corp.	(163)	(6,877)

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textainer Group Holdings Ltd. (Bermuda)*	(142)	$(2,258)
Thermon Group Holdings, Inc.*	(66)	(1,509)
Timken Co. (The)	(238)	(10,365)
Titan International, Inc.	(191)	(2,049)
TPI Composites, Inc.*	(174)	(5,088)
Trex Co., Inc.*	(142)	(8,888)
Triumph Group, Inc.	(88)	(1,725)
Tutor Perini Corp.*	(254)	(4,686)
Universal Forest Products, Inc.	(121)	(4,431)
USG Corp.*	(207)	(8,926)
Valmont Industries, Inc.	(10)	(1,508)
Vicor Corp.*	(97)	(4,224)
Vivint Solar, Inc.*	(33)	(163)
Wabtec Corp.	(4)	(394)
Wesco Aircraft Holdings, Inc.*	(418)	(4,702)
Woodward, Inc.	(28)	(2,152)

		(262,160)

Commercial & Professional Services — (3.3)%
ADT, Inc.	(39)	(337)
Barrett Business Services, Inc.	(34)	(3,283)
Casella Waste Systems, Inc., Class A*	(142)	(3,637)
CBIZ, Inc.*	(126)	(2,898)
Clean Harbors, Inc.*	(229)	(12,721)
Forrester Research, Inc.	(32)	(1,342)
Healthcare Services Group, Inc.	(130)	(5,615)
Heidrick & Struggles International, Inc.	(103)	(3,605)
HNI Corp.	(106)	(3,943)
Huron Consulting Group, Inc.*	(74)	(3,027)
InnerWorkings, Inc.*	(70)	(608)
Interface, Inc.	(199)	(4,567)
Kelly Services, Inc., Class A	(122)	(2,739)
Knoll, Inc.	(109)	(2,268)
Matthews International Corp., Class A	(52)	(3,058)
Mistras Group, Inc.*	(44)	(831)
Multi-Color Corp.	(83)	(5,366)
Navigant Consulting, Inc.*	(54)	(1,196)
Stantec, Inc. (Canada)	(7)	(180)
Steelcase, Inc., Class A	(148)	(1,998)
Team, Inc.*	(348)	(8,039)
TriNet Group, Inc.*	(4)	(224)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
UniFirst Corp.	(12)	$(2,123)
Viad Corp.	(62)	(3,364)

		(76,969)

Consumer Durables & Apparel — (2.6)%
Acushnet Holdings Corp.	(10)	(245)
Callaway Golf Co.	(217)	(4,116)
Crocs, Inc.*	(189)	(3,328)
Gildan Activewear, Inc. (Canada)	(261)	(7,350)
GoPro, Inc., Class A*	(6)	(39)
Installed Building Products, Inc.*	(90)	(5,090)
iRobot Corp.*	(60)	(4,546)
Johnson Outdoors, Inc., Class A	(24)	(2,029)
Oxford Industries, Inc.	(99)	(8,215)
Polaris Industries, Inc.	(41)	(5,009)
Skechers U.S.A., Inc., Class A*	(132)	(3,961)
Tempur Sealy International, Inc.*	(209)	(10,042)
Wolverine World Wide, Inc.	(186)	(6,467)

		(60,437)

Consumer Services — (4.2)%
Aramark	(290)	(10,759)
Belmond Ltd., Class A (Bermuda)*	(267)	(2,977)
Bright Horizons Family Solutions, Inc.*	(1)	(103)
Capella Education Co.	(21)	(2,073)
Carrols Restaurant Group, Inc.*	(162)	(2,406)
Cheesecake Factory, Inc. (The)	(41)	(2,258)
Chegg, Inc.*	(138)	(3,835)
Dave & Buster’s Entertainment, Inc.* .	(165)	(7,854)
Domino’s Pizza, Inc.	(12)	(3,386)
Dunkin’ Brands Group, Inc.	(34)	(2,348)
Fiesta Restaurant Group, Inc.*	(160)	(4,592)
Golden Entertainment, Inc.*	(183)	(4,939)
Grand Canyon Education, Inc.*	(5)	(558)
Houghton Mifflin Harcourt Co.*	(450)	(3,442)
Monarch Casino & Resort, Inc.*	(37)	(1,630)
PlayAGS, Inc.*	(111)	(3,005)
Red Rock Resorts, Inc., Class A	(180)	(6,030)
Restaurant Brands International, Inc. (Canada)	(11)	(663)
SeaWorld Entertainment, Inc.*	(441)	(9,623)
ServiceMaster Global Holdings, Inc.* .	(39)	(2,319)
Shake Shack, Inc., Class A*	(51)	(3,375)
Six Flags Entertainment Corp.	(46)	(3,222)
Sonic Corp.	(56)	(1,928)

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Speedway Motorsports, Inc.	(25)	$(434)
Strayer Education, Inc.	(54)	(6,103)
Weight Watchers International, Inc.*	(54)	(5,459)
Wendy’s Co. (The)	(54)	(928)
Wingstop, Inc.	(43)	(2,241)

		(98,490)

Energy — (5.5)%
Cenovus Energy, Inc. (Canada)	(24)	(249)
Dril-Quip, Inc.*	(63)	(3,238)
Ensco PLC, Class A (United Kingdom)	(1,622)	(11,776)
Exterran Corp.*	(95)	(2,379)
Forum Energy Technologies, Inc.*	(667)	(8,237)
Green Plains, Inc.	(463)	(8,473)
Helix Energy Solutions Group, Inc.*	(318)	(2,649)
Liberty Oilfield Services, Inc., Class A*	(74)	(1,385)
Nabors Industries Ltd. (Bermuda)	(907)	(5,814)
NexGen Energy Ltd. (Canada)*	(205)	(381)
Oceaneering International, Inc.	(450)	(11,457)
Oil States International, Inc.*	(200)	(6,420)
Patterson-UTI Energy, Inc.	(6)	(108)
Renewable Energy Group, Inc.*	(122)	(2,178)
REX American Resources Corp.*	(20)	(1,619)
Select Energy Services, Inc., Class A*	(366)	(5,318)
SemGroup Corp., Class A	(29)	(737)
Solaris Oilfield Infrastructure, Inc., Class A*	(391)	(5,587)
Suncor Energy, Inc. (Canada)	(71)	(2,888)
Superior Energy Services, Inc.*	(404)	(3,935)
Targa Resources Corp.	(253)	(12,521)
TransCanada Corp. (Canada)	(197)	(8,510)
Transocean Ltd. (Switzerland)*	(807)	(10,846)
Unit Corp.*	(174)	(4,447)
US Silica Holdings, Inc.	(238)	(6,114)

		(127,266)

Food & Staples Retailing — (1.2)%
Casey’s General Stores, Inc.	(70)	(7,356)
Ingles Markets, Inc., Class A	(66)	(2,099)
SpartanNash Co.	(65)	(1,659)
SUPERVALU, Inc.*	(258)	(5,294)
United Natural Foods, Inc.*	(251)	(10,708)

		(27,116)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (2.1)%
Boston Beer Co., Inc. (The), Class A*	(2)	$(599)
Bunge Ltd. (Bermuda)	(53)	(3,695)
Calavo Growers, Inc.	(9)	(865)
Farmer Brothers Co.*	(39)	(1,191)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(133)	(5,925)
Freshpet, Inc.*	(174)	(4,776)
Hain Celestial Group, Inc. (The)*	(20)	(596)
Hostess Brands, Inc.*	(231)	(3,142)
J&J Snack Foods Corp.	(12)	(1,830)
John B Sanfilippo & Son, Inc.	(38)	(2,829)
Post Holdings, Inc.*	(90)	(7,742)
Sanderson Farms, Inc.	(123)	(12,933)
Vector Group Ltd.	(113)	(2,156)

		(48,279)

Health Care Equipment & Services — (6.0)%
Acadia Healthcare Co., Inc.*	(51)	(2,086)
Amedisys, Inc.*	(6)	(513)
athenahealth, Inc.*	(27)	(4,297)
AtriCure, Inc.*	(117)	(3,165)
BioTelemetry, Inc.*	(167)	(7,515)
Cardiovascular Systems, Inc.*	(77)	(2,490)
Civitas Solutions, Inc.*	(93)	(1,525)
CorVel Corp.*	(18)	(972)
CryoLife, Inc.*	(85)	(2,367)
Cutera, Inc.*	(114)	(4,594)
DexCom, Inc.*	(12)	(1,140)
Evolent Health, Inc., Class A*	(169)	(3,557)
Glaukos Corp.*	(277)	(11,257)
Inovalon Holdings, Inc., Class A*	(386)	(3,831)
Insulet Corp.*	(48)	(4,114)
Invacare Corp.	(2)	(37)
K2M Group Holdings, Inc.*	(168)	(3,780)
Kindred Healthcare LLC*	(566)	(5,094)
LHC Group, Inc.*	(14)	(1,198)
Medidata Solutions, Inc.*	(108)	(8,700)
MEDNAX, Inc.*	(11)	(476)
Merit Medical Systems, Inc.*	(134)	(6,861)
National Healthcare Corp.	(8)	(563)
National Research Corp.	(17)	(636)
Nevro Corp.*	(103)	(8,225)
Novocure Ltd. (Jersey)*	(120)	(3,756)
NxStage Medical, Inc.*	(96)	(2,678)
OraSure Technologies, Inc.*	(147)	(2,421)

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
PetIQ, Inc.*	(155)	$(4,163)
RadNet, Inc.*	(250)	(3,750)
Select Medical Holdings Corp.*	(346)	(6,280)
STAAR Surgical Co.*	(131)	(4,061)
Surgery Partners, Inc.*	(184)	(2,742)
Teladoc, Inc.*	(18)	(1,045)
ViewRay, Inc.*	(468)	(3,239)
Vocera Communications, Inc.*	(159)	(4,753)
West Pharmaceutical Services, Inc.	(47)	(4,667)
Wright Medical Group NV (Netherlands)*	(233)	(6,049)

		(138,597)

Household & Personal Products — (0.7)%
Central Garden & Pet Co., Class A*	(128)	(5,180)
elf Beauty, Inc.*	(141)	(2,149)
Inter Parfums, Inc.	(59)	(3,156)
Spectrum Brands Holdings, Inc.	(78)	(6,366)

		(16,851)

Materials — (5.8)%
A Schulman, Inc.	(92)	(4,094)
Ashland Global Holdings, Inc.	(41)	(3,205)
Axalta Coating Systems Ltd. (Bermuda)*	(216)	(6,547)
Bemis Co., Inc.	(39)	(1,646)
Berry Global Group, Inc.*	(91)	(4,181)
Boise Cascade Co.	(67)	(2,995)
Chase Corp.	(12)	(1,407)
Clearwater Paper Corp.*	(71)	(1,640)
Crown Holdings, Inc.*	(99)	(4,431)
Ferro Corp.*	(276)	(5,755)
FutureFuel Corp.	(43)	(602)
Graphic Packaging Holding Co.	(629)	(9,127)
HB Fuller Co.	(100)	(5,368)
Huntsman Corp.	(287)	(8,380)
Ingevity Corp.*	(145)	(11,725)
Innophos Holdings, Inc.	(75)	(3,570)
KapStone Paper and Packaging Corp.	(2)	(69)
Koppers Holdings, Inc.*	(73)	(2,800)
Neenah, Inc.	(6)	(509)
Nutrien Ltd. (Canada)	(164)	(8,918)
Olin Corp.	(56)	(1,608)
Owens-Illinois, Inc.*	(63)	(1,059)
PH Glatfelter Co.	(94)	(1,841)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Platform Specialty Products Corp.*	(381)	$(4,420)
PQ Group Holdings, Inc.*	(124)	(2,232)
Rayonier Advanced Materials, Inc.	(505)	(8,630)
Stepan Co.	(68)	(5,305)
Summit Materials, Inc., Class A*	(115)	(3,019)
Tredegar Corp.	(55)	(1,292)
Tronox Ltd., Class A (Australia)	(635)	(12,497)
US Concrete, Inc.*	(124)	(6,510)

		(135,382)

Media — (1.6)%
Altice USA, Inc., Class A	(1)	(17)
Clear Channel Outdoor Holdings, Inc., Class A	(59)	(254)
EW Scripps Co. (The), Class A	(211)	(2,825)
Gray Television, Inc.*	(170)	(2,686)
Live Nation Entertainment, Inc.*	(167)	(8,111)
Meredith Corp.	(176)	(8,976)
National CineMedia, Inc.	(103)	(865)
New York Times Co. (The), Class A	(275)	(7,122)
Shaw Communications, Inc., Class B (Canada)	(179)	(3,643)
Sirius XM Holdings, Inc.	(221)	(1,496)
tronc, Inc.*	(112)	(1,935)

		(37,930)

Pharmaceuticals, Biotechnology & Life Sciences — (1.7)%
Achillion Pharmaceuticals, Inc.*	(55)	(156)
Aclaris Therapeutics, Inc.*	(24)	(479)
Adamas Pharmaceuticals, Inc.*	(5)	(129)
Alder Biopharmaceuticals, Inc.*	(69)	(1,090)
Axovant Sciences Ltd. (Bermuda)*	(19)	(43)
Bio-Rad Laboratories, Inc., Class A*	(16)	(4,617)
Bio-Techne Corp.	(50)	(7,398)
Coherus Biosciences, Inc.*	(17)	(238)
Dermira, Inc.*	(76)	(699)
Dynavax Technologies Corp.*	(46)	(702)
Epizyme, Inc.*	(61)	(827)
Esperion Therapeutics, Inc.*	(40)	(1,568)
Flexion Therapeutics, Inc.*	(45)	(1,163)
Insmed, Inc.*	(35)	(828)
Intra-Cellular Therapies, Inc.*	(164)	(2,898)
La Jolla Pharmaceutical Co.*	(85)	(2,479)
Luminex Corp.	(141)	(4,164)
NeoGenomics, Inc.*	(122)	(1,599)
QIAGEN NV (Netherlands)*	(23)	(832)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Radius Health, Inc.*	(4)	$(118)
Revance Therapeutics, Inc.*	(48)	(1,318)
Rigel Pharmaceuticals, Inc.*	(529)	(1,497)
TG Therapeutics, Inc.*	(47)	(618)
Theravance Biopharma, Inc. (Cayman Islands)*	(65)	(1,474)
ZIOPHARM Oncology, Inc.*	(23)	(69)
Zogenix, Inc.*	(52)	(2,298)

		(39,301)

Retailing — (3.5)%
Aaron’s, Inc.	(46)	(1,999)
At Home Group, Inc.*	(236)	(9,239)
Boot Barn Holdings, Inc.*	(98)	(2,034)
Camping World Holdings, Inc., Class A	(345)	(8,618)
Carvana Co.*	(20)	(832)
Children’s Place, Inc. (The)	(85)	(10,268)
Dick’s Sporting Goods, Inc.	(22)	(776)
DSW, Inc., Class A	(355)	(9,166)
Duluth Holdings, Inc., Class B*	(52)	(1,237)
Express, Inc.*	(306)	(2,800)
Five Below, Inc.*	(28)	(2,736)
GameStop Corp., Class A	(94)	(1,370)
Group 1 Automotive, Inc.	(29)	(1,827)
Guess?, Inc.	(390)	(8,346)
Monro, Inc.	(1)	(58)
Murphy USA, Inc.*	(2)	(149)
National Vision Holdings, Inc.*	(115)	(4,206)
Overstock.com, Inc.*	(254)	(8,547)
Pool Corp.	(21)	(3,182)
Qurate Retail, Inc.*	(38)	(806)
RH*	(12)	(1,676)
Sally Beauty Holdings, Inc.*	(119)	(1,908)
Sonic Automotive, Inc., Class A	(3)	(62)
Stitch Fix, Inc., Class A*	(2)	(55)
Zumiez, Inc.*	(2)	(50)

		(81,947)

Semiconductors & Semiconductor Equipment — (3.1)%
Ambarella, Inc. (Cayman Islands)*	(304)	(11,737)
Cavium, Inc.*	(78)	(6,747)
CEVA, Inc.*	(108)	(3,262)
Cohu, Inc.	(52)	(1,275)
Cree, Inc.*	(92)	(3,824)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.*	(49)	$(2,580)
FormFactor, Inc.*	(508)	(6,756)
Ichor Holdings Ltd. (Cayman Islands)*	(93)	(1,973)
Inphi Corp.*	(331)	(10,794)
Lattice Semiconductor Corp.*	(213)	(1,397)
MaxLinear, Inc.*	(396)	(6,174)
Photronics, Inc.*	(291)	(2,321)
Power Integrations, Inc.	(4)	(292)
Rambus, Inc.*	(176)	(2,207)
Synaptics, Inc.*	(48)	(2,418)
Teradyne, Inc.	(43)	(1,637)
Veeco Instruments, Inc.*	(163)	(2,323)
Xperi Corp.	(253)	(4,073)

		(71,790)

Software & Services — (8.5)%
8x8, Inc.*	(413)	(8,281)
ACI Worldwide, Inc.*	(389)	(9,597)
Acxiom Corp.*	(307)	(9,195)
Benefitfocus, Inc.*	(176)	(5,914)
Black Knight, Inc.*	(48)	(2,570)
BlackBerry Ltd. (Canada)*	(578)	(5,578)
Blackline, Inc.*	(96)	(4,169)
Box, Inc., Class A*	(249)	(6,223)
Cloudera, Inc.*	(668)	(9,112)
comScore, Inc.*	(29)	(632)
CSG Systems International, Inc.	(169)	(6,907)
Ellie Mae, Inc.*	(85)	(8,826)
Exela Technologies, Inc.*	(88)	(418)
FireEye, Inc.*	(733)	(11,281)
First Data Corp., Class A*	(151)	(3,160)
ForeScout Technologies, Inc.*	(273)	(9,353)
Guidewire Software, Inc.*	(59)	(5,238)
Hortonworks, Inc.*	(393)	(7,160)
Instructure, Inc.*	(38)	(1,617)
ManTech International Corp., Class A	(156)	(8,368)
Model N, Inc.*	(17)	(316)
MongoDB, Inc.*	(73)	(3,623)
Pandora Media, Inc.*	(226)	(1,781)
Presidio, Inc.*	(137)	(1,795)
PROS Holdings, Inc.*	(139)	(5,083)
Quotient Technology, Inc.*	(232)	(3,039)
Rapid7, Inc.*	(3)	(85)
SecureWorks Corp., Class A*	(70)	(872)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SendGrid, Inc.*	(264)	$(7,001)
Snap, Inc., Class A*	(513)	(6,715)
Splunk, Inc.*	(26)	(2,577)
Switch, Inc., Class A	(635)	(7,728)
TiVo Corp.	(445)	(5,985)
TrueCar, Inc.*	(620)	(6,256)
Virtusa Corp.*	(17)	(828)
Workday, Inc., Class A*	(49)	(5,935)
Workiva, Inc.*	(136)	(3,318)
Worldpay, Inc., Class A*	(129)	(10,550)
Yext, Inc.*	(86)	(1,663)

		(198,749)

Technology Hardware & Equipment — (4.3)%
Acacia Communications, Inc.*	(2)	(70)
Anixter International, Inc.*	(113)	(7,153)
ARRIS International PLC (United Kingdom)*	(130)	(3,178)
Avnet, Inc.	(121)	(5,190)
AVX Corp.	(121)	(1,896)
Badger Meter, Inc.	(79)	(3,531)
CalAmp Corp.*	(102)	(2,390)
Celestica, Inc. (Canada)*	(81)	(962)
Control4 Corp.*	(80)	(1,945)
Cray, Inc.*	(199)	(4,895)
Electronics For Imaging, Inc.*	(4)	(130)
Extreme Networks, Inc.*	(591)	(4,704)
FARO Technologies, Inc.*	(52)	(2,826)
Finisar Corp.*	(421)	(7,578)
Fitbit, Inc., Class A*	(749)	(4,891)
Infinera Corp.*	(575)	(5,710)
Itron, Inc.*	(5)	(300)
Littelfuse, Inc.	(33)	(7,530)
National Instruments Corp.	(20)	(840)
NetScout Systems, Inc.*	(1)	(30)
Plexus Corp.*	(83)	(4,942)
Ribbon Communications, Inc.*	(104)	(740)
Sanmina Corp.*	(304)	(8,907)
TTM Technologies, Inc.*	(78)	(1,375)
VeriFone Systems, Inc.*	(33)	(753)
ViaSat, Inc.*	(113)	(7,426)
Viavi Solutions, Inc.*	(879)	(9,001)

		(98,893)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.6)%
ATN International, Inc.	(52)	$(2,744)
Boingo Wireless, Inc.*	(270)	(6,099)
Consolidated Communications Holdings, Inc.	(279)	(3,448)
Iridium Communications, Inc.*	(578)	(9,306)
ORBCOMM, Inc.*	(379)	(3,828)
Sprint Corp.*	(1,434)	(7,801)
TELUS Corp. (Canada)	(6)	(213)
United States Cellular Corp.*	(89)	(3,297)

		(36,736)

Transportation — (2.1)%
Air Transport Services Group, Inc.*	(16)	(361)
Allegiant Travel Co.	(8)	(1,112)
Atlas Air Worldwide Holdings, Inc.*	(120)	(8,604)
Canadian National Railway Co. (Canada)	(117)	(9,565)
Golden Ocean Group Ltd. (Bermuda)	(86)	(747)
Kirby Corp.*	(61)	(5,100)
Marten Transport Ltd.	(86)	(2,017)
Ryder System, Inc.	(171)	(12,288)
Saia, Inc.*	(12)	(970)
Spirit Airlines, Inc.*	(232)	(8,433)

		(49,197)

TOTAL COMMON STOCK (Proceeds $1,649,995)		(1,654,042)

TOTAL SECURITIES SOLD SHORT - (71.2)%		(1,654,042)

(Proceeds $1,649,995)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(5,298)

NET ASSETS - 100.0%		$2,322,449

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.7%
COMMON STOCKS — 139.7%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)†	134	$12,278
BorgWarner, Inc.	4	173
Fiat Chrysler Automobiles NV (Netherlands)*	474	8,954
Ford Motor Co.	50	554
General Motors Co.†	26	1,024
Gentex Corp.	329	7,574
Goodyear Tire & Rubber Co. (The)	120	2,795
Harley-Davidson, Inc.(a)	3	126
Lear Corp.	22	4,088
Magna International, Inc. (Canada)	149	8,661
Modine Manufacturing Co.†*	57	1,040
Tenneco, Inc.	82	3,605
Thor Industries, Inc.	9	877
Visteon Corp.*	10	1,292

		53,041

Banks — 0.8%
Bank of America Corp.†	176	4,961
BB&T Corp.	14	706
Citigroup, Inc.†	44	2,944
Citizens Financial Group, Inc.	9	350
Comerica, Inc.	2	182
Fifth Third Bancorp	8	230
Huntington Bancshares, Inc.†	18	266
JPMorgan Chase & Co.†	63	6,565
KeyCorp.	14	274
M&T Bank Corp.	1	170
People’s United Financial, Inc.(a)	5	90
PNC Financial Services Group, Inc. (The)	8	1,081
Regions Financial Corp.	14	249
SunTrust Banks, Inc.	9	594
SVB Financial Group*	1	289
US Bancorp.†	28	1,401
Wells Fargo & Co.†	84	4,657
Zions Bancorporation(a)	4	211

		25,220

Capital Goods — 13.0%
3M Co.†	11	2,164
AAR Corp.	35	1,627
Actuant Corp., Class A(a)	105	3,082
Acuity Brands, Inc.	20	2,317
Advanced Drainage Systems, Inc.(a)	153	4,368

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
AECOM*	77	$2,543
Aegion Corp.(a)*	44	1,133
Aerovironment, Inc.*	19	1,357
Allegion PLC (Ireland)	2	155
Allison Transmission Holdings, Inc.†	168	6,802
Altra Industrial Motion Corp.	66	2,845
AMETEK, Inc.†	116	8,371
AO Smith Corp.	2	118
Apogee Enterprises, Inc.(a)	120	5,780
Arconic, Inc.	8	136
Argan, Inc.†	17	696
Armstrong World Industries, Inc.(a)*	101	6,383
Axon Enterprise, Inc.*	14	885
AZZ, Inc.(a)	46	1,999
Boeing Co. (The)†	184	61,734
Carlisle Cos., Inc.(a)	51	5,524
Caterpillar, Inc.†	102	13,838
Chart Industries, Inc.(a)*	10	617
Columbus McKinnon Corp.	124	5,377
CSW Industrials, Inc.*	4	211
Cummins, Inc.†	82	10,906
Curtiss-Wright Corp.†	37	4,404
Deere & Co	8	1,118
Donaldson Co., Inc.(a)	79	3,564
Douglas Dynamics, Inc.	74	3,552
Dover Corp.	2	146
Eaton Corp. PLC (Ireland)	7	523
Emerson Electric Co.†	12	830
EnerSys.	10	746
Enphase Energy, Inc.(a)*	91	612
Esterline Technologies Corp.*	56	4,133
Fastenal Co.	6	289
Federal Signal Corp.	131	3,051
Flowserve Corp.(a)	2	81
Fluor Corp.	2	98
Fortive Corp.	43	3,316
Fortune Brands Home & Security, Inc.	3	161
Gardner Denver Holdings, Inc.*	276	8,112
Generac Holdings, Inc.†*	19	983
General Dynamics Corp.	6	1,118
General Electric Co.	108	1,470
GMS, Inc.*	78	2,113
Gorman-Rupp Co. (The)	46	1,610
Graco, Inc.	114	5,155

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GrafTech International Ltd.	55	$989
Granite Construction, Inc.	2	111
Griffon Corp.	108	1,922
Harris Corp.†	12	1,734
Herc Holdings, Inc.*	128	7,212
Hillenbrand, Inc.	49	2,310
Honeywell International, Inc.†	194	27,946
Huntington Ingalls Industries, Inc.	2	434
IDEX Corp.	38	5,186
Illinois Tool Works, Inc.	51	7,066
Ingersoll-Rand PLC (Ireland)	5	449
ITT, Inc.	37	1,934
Jacobs Engineering Group, Inc.	3	190
Johnson Controls International PLC (Ireland)†	16	535
Kadant, Inc.	39	3,750
Kaman Corp.	46	3,206
Kennametal, Inc.(a)	213	7,647
KLX, Inc.*	51	3,667
L3 Technologies, Inc.	2	385
Lincoln Electric Holdings, Inc.	34	2,984
Lindsay Corp.	15	1,455
Lockheed Martin Corp.	5	1,477
Masco Corp.	6	225
Meritor, Inc.*	272	5,595
Milacron Holdings Corp.*	275	5,206
MSC Industrial Direct Co., Inc., Class A	65	5,515
MYR Group, Inc.*	65	2,305
National Presto Industries, Inc.	35	4,340
Navistar International Corp.(a)*	78	3,176
Nexeo Solutions, Inc.*	66	603
Nordson Corp.	31	3,981
Northrop Grumman Corp.	3	923
nVent Electric PLC (Ireland)†*	24	602
PACCAR, Inc.	6	372
Parker-Hannifin Corp.	43	6,702
Pentair PLC (Ireland)†	22	926
Quanta Services, Inc.*	1	33
Raytheon Co.†	144	27,818
RBC Bearings, Inc.*	8	1,030
Rockwell Automation, Inc.	3	499
Rockwell Collins, Inc.	3	404
Roper Technologies, Inc.	2	552

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rush Enterprises, Inc., Class A*	20	$868
Sensata Technologies Holding PLC (United Kingdom)*	47	2,236
Simpson Manufacturing Co., Inc.(a)	20	1,244
Snap-on, Inc.(a)	29	4,661
Spirit AeroSystems Holdings, Inc., Class A	20	1,718
SPX FLOW, Inc.†*	97	4,246
Standex International Corp.	15	1,533
Stanley Black & Decker, Inc.	3	398
Sun Hydraulics Corp.(a)	4	193
Teledyne Technologies, Inc.†*	30	5,972
Textron, Inc.	5	330
TransDigm Group, Inc.(a)	2	690
TriMas Corp.*	41	1,205
United Rentals, Inc.*	1	148
United Technologies Corp.	13	1,625
WABCO Holdings, Inc.*	33	3,862
WESCO International, Inc.*	78	4,454
WW Grainger, Inc.†(a)	30	9,252
Xylem, Inc.	4	270

		396,454

Commercial & Professional Services — 2.4%
ABM Industries, Inc.(a)	212	6,186
ACCO Brands Corp.	340	4,709
Brady Corp., Class A	77	2,968
Cintas Corp.	2	370
Civeo Corp. (Canada)*	88	384
Copart, Inc.*	127	7,183
CoStar Group, Inc.*	7	2,888
Covanta Holding Corp.	146	2,409
Deluxe Corp.(a)	31	2,053
Dun & Bradstreet Corp. (The)	55	6,746
Equifax, Inc.	1	125
Exponent, Inc.	30	1,449
FTI Consulting, Inc.*	12	726
Herman Miller, Inc.	2	68
IHS Markit Ltd. (Bermuda)*	4	206
Kforce, Inc.	4	137
Korn/Ferry International	137	8,484
ManpowerGroup, Inc.	86	7,401
Nielsen Holdings PLC (United Kingdom)	6	186

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Pitney Bowes, Inc.	459	$3,934
Republic Services, Inc.	77	5,264
Ritchie Bros Auctioneers, Inc. (Canada)	9	307
Robert Half International, Inc.	6	391
SP Plus Corp.*	80	2,976
Stericycle, Inc.*	2	131
TrueBlue, Inc.*	115	3,099
US Ecology, Inc.	14	892
Verisk Analytics, Inc.*	2	215
Waste Management, Inc.	8	651

		72,538

Consumer Durables & Apparel — 2.4%
American Outdoor Brands Corp.*	475	5,714
Brunswick Corp.	14	903
Cavco Industries, Inc.*	34	7,060
Columbia Sportswear Co.	56	5,122
Deckers Outdoor Corp.(a)*	59	6,661
DR Horton, Inc.	6	246
Garmin Ltd. (Switzerland)	13	793
G-III Apparel Group Ltd.(a)*	70	3,108
Hanesbrands, Inc.	6	132
Hasbro, Inc.(a)	63	5,816
Helen of Troy Ltd. (Bermuda)†*	61	6,005
Leggett & Platt, Inc.	2	89
Lennar Corp., Class A†	40	2,100
Malibu Boats, Inc., Class A*	118	4,949
Mattel, Inc.(a)	5	82
Michael Kors Holdings Ltd. (British Virgin Islands)†*	81	5,395
Mohawk Industries, Inc.*	1	214
Newell Brands, Inc.(a)	8	206
NIKE, Inc., Class B	20	1,594
PulteGroup, Inc.(a)	5	144
PVH Corp.	2	299
Ralph Lauren Corp.	42	5,280
Sturm Ruger & Co., Inc.	51	2,856
Tapestry, Inc.	143	6,680
Under Armour, Inc., Class C(a)*	7	148
VF Corp.	8	652
Whirlpool Corp.	2	292

		72,540

Consumer Services — 3.0%
Adtalem Global Education, Inc.*	66	3,175

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
BJ’s Restaurants, Inc.(a)	54	$3,240
Bloomin’ Brands, Inc.	205	4,120
Bojangles’, Inc.(a)*	113	1,627
Boyd Gaming Corp.†	180	6,239
Brinker International, Inc.(a)	12	571
Carnival Corp. (Panama)†	13	745
Chipotle Mexican Grill, Inc.*	1	431
Churchill Downs, Inc.	1	296
Darden Restaurants, Inc.	2	214
Denny’s Corp.*	58	924
Graham Holdings Co., Class B	7	4,103
H&R Block, Inc.†(a)	25	569
Hilton Worldwide Holdings, Inc.†	6	475
Hyatt Hotels Corp., Class A†	103	7,946
International Speedway Corp., Class A	11	492
Jack in the Box, Inc.	84	7,150
K12, Inc.*	180	2,947
Las Vegas Sands Corp.	24	1,833
Laureate Education, Inc., Class A*	96	1,376
Marriott International, Inc., Class A	7	886
McDonald’s Corp.†	15	2,350
MGM Resorts International	6	174
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2	94
Red Robin Gourmet Burgers, Inc.*	89	4,147
Regis Corp.(a)*	36	595
Royal Caribbean Cruises Ltd. (Liberia)	4	414
Ruth’s Hospitality Group, Inc.	211	5,919
Service Corp. International	75	2,684
Starbucks Corp.	17	830
Stars Group, Inc. (The) (Canada)*	134	4,864
Vail Resorts, Inc.	28	7,677
Wynn Resorts Ltd.	1	167
Yum! Brands, Inc.†	163	12,750

		92,024

Diversified Financials — 5.2%
Affiliated Managers Group, Inc.	2	297
American Express Co.	14	1,372
Ameriprise Financial, Inc.	1	140
Bank of New York Mellon Corp. (The)†	17	917
Berkshire Hathaway, Inc., Class B†*	46	8,586

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
BlackRock, Inc.†	81	$40,422
Capital One Financial Corp.	9	827
Cboe Global Markets, Inc.	3	312
Charles Schwab Corp. (The)†	23	1,175
CME Group, Inc.†	52	8,524
Discover Financial Services	7	493
E*TRADE Financial Corp.*	5	306
Franklin Resources, Inc.†	283	9,070
Goldman Sachs Group, Inc. (The)	6	1,323
Intercontinental Exchange, Inc.†	212	15,593
Invesco Ltd. (Bermuda)†	208	5,524
Jefferies Financial Group, Inc.	6	136
Moody’s Corp.†	95	16,203
Morgan Stanley†	31	1,469
MSCI, Inc.	1	165
Nasdaq, Inc.†	83	7,575
Northern Trust Corp.	3	309
Raymond James Financial, Inc.	3	268
S&P Global, Inc.†	109	22,224
State Street Corp.	7	652
Synchrony Financial†	14	467
T Rowe Price Group, Inc.†	124	14,395

		158,744

Energy — 9.0%
Anadarko Petroleum Corp.	6	440
Andeavor	3	394
Apache Corp.(a)	6	280
Cabot Oil & Gas Corp.	8	190
Cameco Corp. (Canada)	724	8,145
Cheniere Energy, Inc.*	24	1,565
Chevron Corp.†	187	23,642
Cimarex Energy Co.(a)	1	102
Concho Resources, Inc.(a)*	1	138
ConocoPhillips†	607	42,259
Core Laboratories NV (Netherlands)	47	5,932
Delek US Holdings, Inc.	176	8,830
Devon Energy Corp.	6	264
DHT Holdings, Inc. (MarshallI slands)	577	2,706
Diamond Offshore Drilling, Inc.(a)*	224	4,673
Enbridge, Inc. (Canada)†	63	2,248
EOG Resources, Inc.	7	871
EQT Corp.	3	166
Exxon Mobil Corp.†	601	49,721

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
FTS International, Inc.*	434	$6,180
Halliburton Co.	15	676
Helmerich & Payne, Inc.	1	64
Hess Corp.†	157	10,502
HollyFrontier Corp.	4	274
Keane Group, Inc.*	119	1,627
Kinder Morgan, Inc.	28	495
Mammoth Energy Services, Inc.†(a)*	257	8,728
Marathon Oil Corp.†	423	8,824
Marathon Petroleum Corp.	9	631
McDermott International, Inc. (Panama)(a)*	174	3,419
National Oilwell Varco, Inc.(a)	7	304
Newfield Exploration Co.*	2	60
Noble Energy, Inc.	243	8,573
Occidental Petroleum Corp.	10	837
ONEOK, Inc.	7	489
Phillips 66†	249	27,965
Pioneer Natural Resources Co.	2	378
Precision Drilling Corp. (Canada)*	381	1,265
Rowan Cos. PLC, Class A (United Kingdom)*	72	1,168
RPC, Inc.†(a)	648	9,441
Schlumberger Ltd. (Curacao)†	24	1,609
SEACOR Holdings, Inc.(a)*	153	8,762
Ship Finance International Ltd. (Bermuda)	514	7,684
TechnipFMC PLC (United Kingdom)	8	254
Valero Energy Corp.†	25	2,771
Weatherford International PLC (Ireland)*	2,050	6,744
Williams Cos., Inc. (The)	11	298
World Fuel Services Corp.	112	2,286

		274,874

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	5	1,045
Kroger Co. (The)†	439	12,490
Performance Food Group Co.*	227	8,331
Sprouts Farmers Market, Inc.(a)*	109	2,406
Sysco Corp.†	258	17,619
US Foods Holding Corp.†*	107	4,047
Walgreens Boots Alliance, Inc.†	51	3,061

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	1,107	$94,815
Weis Markets, Inc.(a)	95	5,067

		148,881

Food, Beverage & Tobacco — 8.2%
Altria Group, Inc.†	945	53,667
Archer-Daniels-Midland Co.	6	275
B&G Foods, Inc.(a)	118	3,528
Brown-Forman Corp., Class B(a)	6	294
Campbell Soup Co.(a)	5	203
Coca-Cola Co. (The)†	74	3,246
Conagra Brands, Inc.	19	679
Constellation Brands, Inc., Class A	2	438
Dean Foods Co.(a)	513	5,392
Flowers Foods, Inc.	24	500
General Mills, Inc.†	11	487
Hershey Co. (The)†	105	9,771
Hormel Foods Corp.(a)	9	335
Ingredion, Inc.†	82	9,077
JM Smucker Co. (The)(a)	6	645
Kellogg Co.(a)	5	349
Kraft Heinz Co. (The)†	602	37,818
Lamb Weston Holdings, Inc.	29	1,987
McCormick & Co., Inc., non-voting shares(a)	2	232
MGP Ingredients, Inc.	1	89
Molson Coors Brewing Co., Class B	4	272
Mondelez International, Inc., Class A	19	779
Monster Beverage Corp.*	10	573
PepsiCo, Inc.†	298	32,443
Philip Morris International, Inc.†	770	62,170
Pinnacle Foods, Inc.	64	4,164
TreeHouse Foods, Inc.(a)*	35	1,838
Tyson Foods, Inc., Class A†	188	12,944
Universal Corp.	84	5,548

		249,743

Health Care Equipment & Services — 7.6%
Abbott Laboratories†	31	1,891
ABIOMED, Inc.*	2	818
Addus HomeCare Corp.*	55	3,149
Aetna, Inc.†	163	29,910
Align Technology, Inc.*	1	342
Allscripts Healthcare Solutions, Inc.*	581	6,972
AmerisourceBergen Corp.	4	341

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AMN Healthcare Services, Inc.(a)*	103	$6,036
Anika Therapeutics, Inc.(a)*	32	1,024
Anthem, Inc.	5	1,190
Avanos Medical, Inc.*	49	2,805
Baxter International, Inc.	7	517
Becton Dickinson and Co.	3	719
Boston Scientific Corp.*	18	589
Cantel Medical Corp.	68	6,688
Cardinal Health, Inc.	155	7,569
Centene Corp.*	3	370
Cerner Corp.*	4	239
Cigna Corp.†	126	21,414
CONMED Corp.	98	7,174
Cooper Cos., Inc. (The)	2	471
Cotiviti Holdings, Inc.†*	42	1,853
CVS Health Corp.†	17	1,094
Danaher Corp.	86	8,486
DaVita, Inc.*	4	278
DENTSPLY SIRONA, Inc.	2	88
Edwards Lifesciences Corp.*	2	291
Encompass Health Corp.	48	3,251
Envision Healthcare Corp.*	60	2,641
Express Scripts Holding Co.*	10	772
Globus Medical, Inc., Class A*	147	7,418
Haemonetics Corp.*	11	986
HCA Healthcare, Inc.	4	410
HealthStream, Inc.	71	1,939
Henry Schein, Inc.(a)*	1	73
Hill-Rom Holdings, Inc.†	62	5,415
HMS Holdings Corp.*	24	519
Hologic, Inc.(a)*	3	119
Humana, Inc.	2	595
IDEXX Laboratories, Inc.*	1	218
Integer Holdings Corp.*	91	5,883
Intuitive Surgical, Inc.*	1	478
Laboratory Corp. of America Holdings†*	52	9,336
LeMaitre Vascular, Inc.	2	67
LifePoint Health, Inc.(a)*	111	5,417
Masimo Corp.*	49	4,785
McKesson Corp.	4	534
Medtronic PLC (Ireland)†	334	28,594
Owens & Minor, Inc.(a)	195	3,258

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Providence Service Corp. (The)*	15	$1,178
Quality Systems, Inc.(a)*	42	819
Quest Diagnostics, Inc.	3	330
Quidel Corp.*	79	5,253
ResMed, Inc.	1	104
STERIS PLC (United Kingdom)†	50	5,250
Stryker Corp.	4	675
Tabula Rasa HealthCare, Inc.(a)*	11	702
Teleflex, Inc.	18	4,828
Tenet Healthcare Corp.*	70	2,350
Tivity Health, Inc.(a)*	102	3,590
UnitedHealth Group, Inc.†	18	4,416
Universal Health Services, Inc., Class B	2	223
Varex Imaging Corp.†*	43	1,595
Varian Medical Systems, Inc.*	2	227
Veeva Systems, Inc., Class A*	75	5,764
Zimmer Biomet Holdings, Inc.	4	446

		232,776

Household & Personal Products — 5.9%
Avon Products, Inc.*	3,305	5,354
Church & Dwight Co., Inc.(a)	57	3,030
Clorox Co. (The)(a)	3	406
Colgate-Palmolive Co.†	433	28,063
Coty, Inc., Class A(a)	10	141
Edgewell Personal Care Co.(a)*	4	202
Energizer Holdings, Inc.(a)	61	3,841
Estee Lauder Cos., Inc. (The), Class A†	187	26,683
Kimberly-Clark Corp.†	174	18,329
Procter & Gamble Co. (The)†	1,141	89,066
WD-40 Co.(a)	20	2,925

		178,040

Insurance — 0.5%
Aflac, Inc.	10	430
Allstate Corp. (The)	6	548
American International Group, Inc.	11	583
Aon PLC (United Kingdom)	5	686
Arthur J Gallagher & Co.	91	5,940
Assurant, Inc.	1	103
Brighthouse Financial, Inc.*	3	120
Chubb Ltd. (Switzerland)	5	635
Cincinnati Financial Corp.	2	134

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Everest Re Group Ltd. (Bermuda)	2	$461
Hartford Financial Services Group, Inc. (The)	5	256
Lincoln National Corp.	2	124
Loews Corp.	5	241
Marsh & McLennan Cos., Inc.	9	738
MetLife, Inc.	12	523
Principal Financial Group, Inc.	5	265
Progressive Corp. (The)†	10	591
Prudential Financial, Inc.	5	468
Torchmark Corp.	2	163
Travelers Cos., Inc. (The)	5	612
Unum Group	3	111
Willis Towers Watson PLC (Ireland)	1	152
XL Group Ltd. (Bermuda)	5	280

		14,164

Materials — 5.1%
AdvanSix, Inc.*	112	4,103
Air Products & Chemicals, Inc.	4	623
Albemarle Corp.(a)	1	94
Avery Dennison Corp.	44	4,492
Balchem Corp.	36	3,533
Ball Corp.	6	213
CF Industries Holdings, Inc.	3	133
Chemours Co. (The)	104	4,613
Domtar Corp.	126	6,015
DowDuPont, Inc.	44	2,900
Eagle Materials, Inc.	45	4,724
Eastman Chemical Co.	3	300
Ecolab, Inc.	6	842
FMC Corp.	1	89
Freeport-McMoRan, Inc.†	722	12,462
GCP Applied Technologies, Inc.*	95	2,750
Innospec, Inc.†	25	1,914
International Flavors & Fragrances, Inc.	2	248
International Paper Co.†	206	10,728
KMG Chemicals, Inc.	98	7,230
Kraton Corp.†*	98	4,522
Kronos Worldwide, Inc.	69	1,555
Louisiana-Pacific Corp.	75	2,041
LyondellBasell Industries NV, Class A (Netherlands)†	201	22,080
Martin Marietta Materials, Inc.	1	223

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Methanex Corp. (Canada)	124	$8,767
Minerals Technologies, Inc.	55	4,144
Mosaic Co. (The)	4	112
Myers Industries, Inc.	36	691
Newmont Mining Corp.†	10	377
Norbord, Inc. (Canada)	71	2,920
Nucor Corp.	6	375
Packaging Corp. of America	2	224
PolyOne Corp.	122	5,273
PPG Industries, Inc.	5	519
Praxair, Inc.	5	791
RPM International, Inc.(a)	76	4,432
Schweitzer-Mauduit International, Inc.	15	656
Sealed Air Corp.(a)	2	85
Sensient Technologies Corp.(a)	49	3,506
Sherwin-Williams Co. (The)	2	815
Silgan Holdings, Inc.(a)	24	644
Sonoco Products Co.(a)	146	7,665
Valvoline, Inc.(a)	22	475
Venator Materials PLC (United Kingdom)*	40	654
Verso Corp., Class A†*	215	4,678
Vulcan Materials Co.	1	129
Westlake Chemical Corp.	63	6,781
WestRock Co.	4	228
WR Grace & Co.	8	586

		153,954

Media — 2.2%
AMC Entertainment Holdings, Inc., Class A†	262	4,166
AMC Networks, Inc., Class A*	14	871
CBS Corp., Class B, non-voting shares	15	843
Charter Communications, Inc., Class A*	2	586
Cinemark Holdings, Inc.(a)	70	2,456
Comcast Corp., Class A†	86	2,822
Discovery, Inc., Class A†*	13	358
DISH Network Corp., Class A*	232	7,798
Emerald Expositions Events, Inc.	143	2,946
Gannett Co., Inc.(a)	200	2,140
Interpublic Group of Cos., Inc. (The)(a)	198	4,641

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
John Wiley & Sons, Inc., Class A	80	$4,992
Loral Space & Communications, Inc.* .	58	2,181
Marcus Corp. (The)	13	422
News Corp., Class A†	289	4,479
Omnicom Group, Inc.	4	305
Tribune Media Co., Class A	148	5,664
Twenty-First Century Fox, Inc., Class A†	35	1,739
Viacom, Inc., Class B	7	211
Walt Disney Co. (The)†	163	17,084
WideOpenWest, Inc.(a)*	16	155

		66,859

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
AbbVie, Inc.†	452	41,878
Agilent Technologies, Inc.	3	186
Alexion Pharmaceuticals, Inc.*	2	248
Allergan PLC (Ireland)	4	667
Amgen, Inc.†	61	11,260
ANI Pharmaceuticals, Inc.(a)*	42	2,806
Array BioPharma, Inc.(a)*	32	537
Biogen, Inc.†*	4	1,161
Bristol-Myers Squibb Co.†	29	1,605
Bruker Corp.†	142	4,124
Cambrex Corp.(a)*	98	5,125
Celgene Corp.†*	378	30,021
Charles River Laboratories International, Inc.*	1	112
ChemoCentryx, Inc.*	44	579
Corcept Therapeutics, Inc.(a)*	66	1,038
Eli Lilly & Co.†	19	1,621
Enanta Pharmaceuticals, Inc.*	9	1,043
Foundation Medicine, Inc.*	3	410
Gilead Sciences, Inc.†	82	5,809
Illumina, Inc.*	1	279
Incyte Corp.*	2	134
Innoviva, Inc.(a)*	137	1,891
IQVIA Holdings, Inc.*	2	200
Johnson & Johnson†	550	66,737
Ligand Pharmaceuticals, Inc.(a)*	8	1,657
Loxo Oncology, Inc.(a)*	1	173
Merck & Co., Inc.†	50	3,035
Mettler-Toledo International, Inc.*	1	579
Mylan NV (Netherlands)*	9	325

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics*	2	$98
PerkinElmer, Inc.	1	73
Perrigo Co. PLC (Ireland)	1	73
Pfizer, Inc.†	2,136	77,494
PRA Health Sciences, Inc.†*	15	1,400
Prestige Brands Holdings, Inc.(a)*	26	998
Regeneron Pharmaceuticals, Inc.*	3	1,035
REGENXBIO, Inc.*	26	1,865
Repligen Corp.*	5	235
Sarepta Therapeutics, Inc.(a)*	11	1,454
Thermo Fisher Scientific, Inc.	4	829
Vertex Pharmaceuticals, Inc.*	3	510
Waters Corp.*	2	387
Zoetis, Inc.†	243	20,701

		292,392

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc., REIT	2	252
American Tower Corp., REIT	5	721
Apartment Investment & Management Co., Class A, REIT	2	85
AvalonBay Communities, Inc., REIT	3	516
Boston Properties, Inc., REIT	1	125
CBRE Group, Inc., Class A*	7	334
Crown Castle International Corp., REIT	5	539
Digital Realty Trust, Inc., REIT	4	446
Duke Realty Corp., REIT	5	145
Equinix, Inc., REIT	1	430
Equity Residential, REIT	5	318
Essex Property Trust, Inc., REIT	2	478
Extra Space Storage, Inc., REIT(a)	3	299
Federal Realty Investment Trust, REIT	1	127
GGP, Inc., REIT	17	347
HCP, Inc., REIT	6	155
Host Hotels & Resorts, Inc., REIT	13	274
Iron Mountain, Inc., REIT	3	105
Kimco Realty Corp., REIT	7	119
Macerich Co. (The) REIT	3	170
Mid-America Apartment Communities, Inc., REIT	2	201

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	6	$394
Public Storage, REIT	2	454
Realty Income Corp., REIT(a)	5	269
Regency Centers Corp., REIT	3	186
SBA Communications Corp., REIT*	1	165
Simon Property Group, Inc., REIT	6	1,021
SL Green Realty Corp., REIT	2	201
UDR, Inc., REIT	4	150
Ventas, Inc., REIT	5	285
Vornado Realty Trust, REIT	2	148
Welltower, Inc., REIT	5	313
Weyerhaeuser Co., REIT†	375	13,672

		23,444

Retailing — 12.3%
1-800-Flowers.com, Inc., Class A*	161	2,021
Abercrombie & Fitch Co., Class A†(a) .	135	3,305
Advance Auto Parts, Inc.†(a)	38	5,157
Amazon.com, Inc.†*	55	93,489
Asbury Automotive Group, Inc.(a)*	70	4,798
AutoNation, Inc.*	174	8,453
AutoZone, Inc.*	2	1,342
Bed Bath & Beyond, Inc.†	257	5,121
Best Buy Co., Inc.(a)	71	5,295
Booking Holdings, Inc.†*	24	48,650
CarMax, Inc.(a)*	3	219
Cato Corp. (The), Class A(a)	64	1,576
Chico’s FAS, Inc.(a)	721	5,869
Dillard’s, Inc., Class A(a)	3	284
Dollar General Corp.	84	8,282
Dollar Tree, Inc.†*	118	10,030
Expedia, Inc.(a)	3	361
Foot Locker, Inc.	15	790
Gap, Inc. (The)†	15	486
Genuine Parts Co.(a)	3	275
Home Depot, Inc. (The)†	458	89,356
Kohl’s Corp.(a)	86	6,269
L Brands, Inc.	59	2,176
Lands’ End, Inc.*	179	4,994
Lithia Motors, Inc., Class A(a)	12	1,135
LKQ Corp.*	4	128
Lowe’s Cos., Inc.†	15	1,434
Macy’s, Inc.(a)	46	1,722
Michaels Cos., Inc. (The)(a)*	274	5,253

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Netflix, Inc.*	5	$1,957
Nordstrom, Inc.(a)	3	155
Office Depot, Inc.	357	910
O’Reilly Automotive, Inc.†*	13	3,556
Penske Automotive Group, Inc.	50	2,342
Ross Stores, Inc.†	84	7,119
Shutterfly, Inc.(a)*	14	1,260
Tailored Brands, Inc.	297	7,579
Target Corp.†	48	3,654
Tiffany & Co.	62	8,159
TJX Cos., Inc. (The)†	211	20,083
Tractor Supply Co.	3	229
TripAdvisor, Inc.*	1	56
Ulta Beauty, Inc.*	2	467

		375,796

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Energy Industries, Inc.*	97	5,635
Advanced Micro Devices, Inc.(a)*	18	270
Analog Devices, Inc.	7	671
Applied Materials, Inc.†	18	831
Axcelis Technologies, Inc.*	37	733
Broadcom, Inc.	7	1,698
Cabot Microelectronics Corp.	47	5,055
Cirrus Logic, Inc.(a)*	130	4,983
Diodes, Inc.*	27	931
Entegris, Inc.	67	2,271
Integrated Device Technology, Inc.*	79	2,519
Intel Corp.†	87	4,325
KLA-Tencor Corp.	3	308
Lam Research Corp.(a)	3	519
Marvell Technology Group Ltd. (Bermuda)	20	429
Maxim Integrated Products, Inc.	65	3,813
Microchip Technology, Inc.(a)	5	455
Micron Technology, Inc.†*	645	33,824
MKS Instruments, Inc.	62	5,933
Nanometrics, Inc.*	159	5,630
NVIDIA Corp.	7	1,658
ON Semiconductor Corp.*	160	3,558
Qorvo, Inc.*	3	241
QUALCOMM, Inc.†	26	1,459
Skyworks Solutions, Inc.	3	290

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
SMART Global Holdings, Inc.
(Cayman Islands)†*	185	$5,896
Texas Instruments, Inc.†	395	43,549
Universal Display Corp.(a)	43	3,698
Versum Materials, Inc.	16	594
Xcerra Corp.†*	430	6,007
Xilinx, Inc.	3	196

		147,979

Software & Services — 20.9%
Accenture PLC, Class A (Ireland)†	318	52,022
Activision Blizzard, Inc.	9	687
Adobe Systems, Inc.*	6	1,463
Akamai Technologies, Inc.*	2	146
Alliance Data Systems Corp.	2	466
Alphabet, Inc., Class A†*	79	89,206
ANSYS, Inc.*	1	174
Appfolio, Inc., Class A*	44	2,691
Aspen Technology, Inc.*	57	5,286
Autodesk, Inc.*	2	262
Automatic Data Processing, Inc.†	219	29,377
Avaya Holdings Corp.(a)*	157	3,153
Blucora, Inc.*	106	3,922
Booz Allen Hamilton Holding Corp.	82	3,586
Broadridge Financial Solutions, Inc.	3	345
CA, Inc.†	205	7,308
Cadence Design Systems, Inc.*	3	130
Cardtronics PLC, Class A (United Kingdom)*	16	387
Cars.com, Inc.(a)*	65	1,845
CDK Global, Inc.	92	5,985
CGI Group, Inc., Class A (Canada)*	94	5,952
Cision Ltd. (Cayman Islands)*	309	4,620
Citrix Systems, Inc.*	68	7,129
Cognizant Technology Solutions Corp., Class A†	73	5,766
CommVault Systems, Inc.*	72	4,741
Conduent, Inc.(a) *	213	3,870
Descartes Systems Group, Inc. (The) (Canada)*	55	1,787
DXC Technology Co.†	142	11,447
eBay, Inc.†*	18	653
Electronic Arts, Inc.*	6	846
Endurance International Group Holdings, Inc.*	179	1,781

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Envestnet, Inc.*	44	$2,418
Etsy, Inc.*	185	7,805
Facebook, Inc., Class A†*	320	62,182
Fair Isaac Corp.*	13	2,513
Fidelity National Information Services, Inc.	5	530
Fiserv, Inc.*	6	445
FleetCor Technologies, Inc.*	1	211
Fortinet, Inc.*	113	7,055
Gartner, Inc.(a)*	1	133
Global Payments, Inc.	1	111
GoDaddy, Inc., Class A*	68	4,801
GrubHub, Inc.*	43	4,511
GTT Communications, Inc.(a)*	118	5,310
IAC/InterActiveCorp.*	38	5,795
International Business Machines Corp.†	456	63,703
Intuit, Inc.†	128	26,151
j2 Global, Inc.(a)	21	1,819
LogMeIn, Inc.	56	5,782
Mastercard, Inc., Class A†	19	3,734
MAXIMUS, Inc.	43	2,671
Microsoft Corp.†	313	30,865
Monotype Imaging Holdings, Inc.	3	61
NIC, Inc†	148	2,301
Nuance Communications, Inc.*	175	2,430
Open Text Corp. (Canada)	131	4,610
Oracle Corp.†	984	43,355
Paychex, Inc.†	180	12,303
Paycom Software, Inc.(a)*	39	3,854
PayPal Holdings, Inc.*	14	1,166
Progress Software Corp.	128	4,969
PTC, Inc.*	6	563
Qualys, Inc.*	71	5,985
RealPage, Inc.*	70	3,857
Red Hat, Inc.*	2	269
SailPoint Technologies Holding, Inc.*	39	957
salesforce.com, Inc.*	9	1,228
Science Applications International Corp.	51	4,127
ServiceNow, Inc.*	18	3,104
SS&C Technologies Holdings, Inc.	79	4,100
Stamps.com, Inc.(a)*	2	506

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Symantec Corp.	11	$227
Synopsys, Inc.*	1	86
Take-Two Interactive Software, Inc.*	1	118
TechTarget, Inc.*	141	4,004
Teradata Corp.(a)*	22	883
Total System Services, Inc.	4	338
Tucows, Inc., Class A(a)*	40	2,426
Twitter, Inc.*	9	393
Tyler Technologies, Inc.*	27	5,997
Upland Software, Inc.*	1	34
Verint Systems, Inc.*	11	488
VeriSign, Inc.*	1	137
Visa, Inc., Class A†	165	21,854
VMware, Inc., Class A*	20	2,939
Western Union Co. (The)(a)	8	163
XO Group, Inc.*	31	992

		636,402

Technology Hardware & Equipment — 13.2%
Amphenol Corp., Class A	4	349
Apple, Inc.†	1,005	186,036
Casa Systems, Inc.*	230	3,756
CDW Corp.	26	2,101
Cisco Systems, Inc.†	2,021	86,964
Coherent, Inc.*	3	469
CommScope Holding Co., Inc.*	3	88
Comtech Telecommunications Corp.	58	1,849
Corning, Inc.	11	303
Dolby Laboratories, Inc., Class A	106	6,539
EchoStar Corp., Class A*	155	6,882
Electro Scientific Industries, Inc.†*	350	5,519
F5 Networks, Inc.*	9	1,552
FLIR Systems, Inc.	68	3,534
Hewlett Packard Enterprise Co.†	28	409
HP, Inc.†	809	18,356
Insight Enterprises, Inc.*	131	6,410
InterDigital, Inc.†	14	1,133
IPG Photonics Corp.*	1	221
Jabil, Inc.	295	8,160
Juniper Networks, Inc.	5	137
Keysight Technologies, Inc.*	48	2,833
Lumentum Holdings, Inc.(a)*	84	4,864
Motorola Solutions, Inc.†	81	9,426
MTS Systems Corp.	31	1,632

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†	134	$10,523
Novanta, Inc. (Canada)*	43	2,679
OSI Systems, Inc.(a)*	32	2,475
Plantronics, Inc.	27	2,059
Seagate Technology PLC (Ireland)†	144	8,132
Sierra Wireless, Inc. (Canada)*	93	1,488
TE Connectivity Ltd. (Switzerland)	4	360
Ubiquiti Networks, Inc.(a)*	20	1,694
USA Technologies, Inc.(a)*	420	5,880
Western Digital Corp.	6	464
Xerox Corp.	4	96
Zebra Technologies Corp., Class A*	39	5,587

		400,959

Telecommunication Services — 1.2%
AT&T, Inc.†	113	3,628
BCE, Inc. (Canada)	169	6,843
CenturyLink, Inc.	18	336
Cogent Communications Holdings, Inc.	5	267
Frontier Communications Corp.(a)	151	809
Intelsat SA (Luxembourg)*	200	3,332
Rogers Communications, Inc., Class B (Canada)	178	8,448
T-Mobile US, Inc.*	35	2,091
Verizon Communications, Inc.†	91	4,578
Vonage Holdings Corp.*	474	6,110

		36,442

Transportation — 4.1%
Alaska Air Group, Inc.(a)	3	181
American Airlines Group, Inc.(a)	9	342
Canadian Pacific Railway Ltd. (Canada)	1	183
CH Robinson Worldwide, Inc.	25	2,091
Covenant Transportation Group, Inc., Class A*	55	1,732
CSX Corp.†	16	1,020
Delta Air Lines, Inc.†	13	644
Echo Global Logistics, Inc.*	258	7,546
Expeditors International of
Washington, Inc.†	87	6,360
FedEx Corp.	132	29,972
Forward Air Corp.	92	5,435

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Genco Shipping & Trading Ltd. (Marshall Islands)*	139	$2,154
Hawaiian Holdings, Inc.	8	288
Heartland Express, Inc.(a)	173	3,209
JB Hunt Transport Services, Inc.	3	365
Kansas City Southern	2	212
Landstar System, Inc.	53	5,788
Norfolk Southern Corp.†	104	15,690
Old Dominion Freight Line, Inc.†	24	3,575
Schneider National, Inc., Class B	116	3,191
Southwest Airlines Co.	7	356
Union Pacific Corp.†	244	34,570
United Continental Holdings, Inc.*	3	209
United Parcel Service, Inc., Class B	10	1,062

		126,175

Utilities — 0.8%
AES Corp.†	82	1,100
Alliant Energy Corp.	2	85
Ameren Corp.	5	304
American Electric Power Co., Inc.	6	416
American Water Works Co., Inc.	2	171
CenterPoint Energy, Inc.	7	194
CMS Energy Corp.	4	189
Consolidated Edison, Inc.	3	234
Dominion Energy, Inc.	8	545
DTE Energy Co.	4	415
Duke Energy Corp.†	12	949
Edison International	4	253
Entergy Corp.	2	162
Evergy, Inc.	2	112
Eversource Energy	3	176
Exelon Corp.†	17	724
FirstEnergy Corp.†	238	8,547
NextEra Energy, Inc.	9	1,503
NiSource, Inc.	5	131
NRG Energy, Inc.	158	4,851
PG&E Corp.	9	383
Pinnacle West Capital Corp.	2	161
PPL Corp.(a)	9	257
Public Service Enterprise Group, Inc.	6	325
SCANA Corp.	3	116
Sempra Energy	3	348
Southern Co. (The)	18	834

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	6	$388
Xcel Energy, Inc.	6	274

		24,147

TOTAL COMMON STOCKS (Cost $4,006,105)		4,253,588

TOTAL LONG POSITIONS - 139.7%		4,253,588

(Cost $4,006,105)

SHORT POSITIONS — (40.3)%
COMMON STOCKS — (40.3)%
Automobiles & Components — (1.2)%
American Axle & Manufacturing Holdings, Inc.*	(390)	(6,068)
Dorman Products, Inc.*	(27)	(1,844)
Fox Factory Holding Corp.*	(67)	(3,119)
Gentherm, Inc.*	(184)	(7,231)
LCI Industries	(85)	(7,663)
Standard Motor Products, Inc.	(88)	(4,254)
Tesla, Inc.*	(13)	(4,458)
Winnebago Industries, Inc.	(46)	(1,868)

		(36,505)

Capital Goods — (6.2)%
AAON, Inc.	(6)	(200)
AGCO Corp.	(17)	(1,032)
Alamo Group, Inc.	(53)	(4,789)
Ameresco, Inc., Class A*	(1)	(12)
American Railcar Industries, Inc.	(46)	(1,816)
American Woodmark Corp.*	(16)	(1,465)
Astec Industries, Inc.	(98)	(5,860)
Astronics Corp.*	(106)	(3,813)
Barnes Group, Inc.	(38)	(2,238)
Beacon Roofing Supply, Inc.*	(164)	(6,990)
Blue Bird Corp.*	(6)	(134)
Builders FirstSource, Inc.*	(297)	(5,432)
CIRCOR International, Inc.	(93)	(3,437)
Crane Co.	(57)	(4,567)
DXP Enterprises, Inc.*	(53)	(2,025)
Dycom Industries, Inc.*	(6)	(567)
Encore Wire Corp.	(31)	(1,471)
Engility Holdings, Inc.*	(82)	(2,512)
EnPro Industries, Inc.	(98)	(6,855)
ESCO Technologies, Inc.	(9)	(519)
Foundation Building Materials, Inc.*	(75)	(1,154)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Franklin Electric Co., Inc.	(96)	$(4,330)
Gates Industrial Corp. PLC (United Kingdom)*	(31)	(504)
Gibraltar Industries, Inc.*	(66)	(2,475)
Global Brass & Copper Holdings, Inc.	(71)	(2,226)
Hubbell, Inc.	(10)	(1,057)
Hyster-Yale Materials Handling, Inc.	(43)	(2,763)
JELD-WEN Holding, Inc.*	(281)	(8,034)
Kratos Defense & Security Solutions, Inc.*	(351)	(4,040)
Lydall, Inc.*	(73)	(3,186)
MasTec, Inc.*	(69)	(3,502)
Maxar Technologies Ltd. (Canada)	(70)	(3,536)
Mercury Systems, Inc.*	(210)	(7,993)
MRC Global, Inc.*	(288)	(6,241)
Mueller Industries, Inc.	(150)	(4,427)
Mueller Water Products, Inc., Class A .	(398)	(4,665)
NN, Inc.	(82)	(1,550)
NOW, Inc.*	(443)	(5,905)
Owens Corning	(51)	(3,232)
Primoris Services Corp.	(226)	(6,154)
Raven Industries, Inc.	(56)	(2,153)
Regal Beloit Corp.	(22)	(1,800)
SPX Corp.*	(96)	(3,365)
Terex Corp.	(104)	(4,388)
Textainer Group Holdings Ltd. (Bermuda)*	(184)	(2,926)
Thermon Group Holdings, Inc.*	(52)	(1,189)
Timken Co. (The)	(158)	(6,881)
Titan International, Inc.	(234)	(2,511)
TPI Composites, Inc.*	(196)	(5,731)
Trex Co., Inc.*	(96)	(6,009)
Tutor Perini Corp.*	(148)	(2,731)
Universal Forest Products, Inc.	(80)	(2,930)
USG Corp.*	(132)	(5,692)
Valmont Industries, Inc.	(1)	(151)
Vicor Corp.*	(58)	(2,526)
Vivint Solar, Inc.*	(37)	(183)
Wesco Aircraft Holdings, Inc.*	(390)	(4,388)
Woodward, Inc.	(10)	(769)

		(189,031)

Commercial & Professional Services — (2.1)%
Barrett Business Services, Inc.	(40)	(3,863)

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Casella Waste Systems, Inc., Class A*	(128)	$(3,278)
CBIZ, Inc.*	(132)	(3,036)
Clean Harbors, Inc.*	(154)	(8,555)
Forrester Research, Inc.	(38)	(1,594)
Healthcare Services Group, Inc.	(68)	(2,937)
Heidrick & Struggles International, Inc.	(83)	(2,905)
HNI Corp.	(137)	(5,096)
Huron Consulting Group, Inc.*	(96)	(3,926)
Interface, Inc.	(96)	(2,203)
Kelly Services, Inc., Class A	(158)	(3,547)
Knoll, Inc.	(71)	(1,478)
Matthews International Corp., Class A	(30)	(1,764)
Mistras Group, Inc.*	(55)	(1,038)
Multi-Color Corp.	(53)	(3,426)
Stantec, Inc. (Canada)	(9)	(231)
Steelcase, Inc., Class A	(200)	(2,700)
Team, Inc.*	(357)	(8,247)
UniFirst Corp.	(4)	(708)
Viad Corp.	(80)	(4,340)

		(64,872)

Consumer Durables & Apparel — (1.5)%
Callaway Golf Co.	(137)	(2,599)
Crocs, Inc.*	(121)	(2,131)
Gildan Activewear, Inc. (Canada)	(197)	(5,548)
Installed Building Products, Inc.*	(61)	(3,450)
iRobot Corp.*	(41)	(3,107)
Johnson Outdoors, Inc., Class A	(32)	(2,705)
Oxford Industries, Inc.	(97)	(8,049)
Polaris Industries, Inc.	(27)	(3,299)
Skechers U.S.A., Inc., Class A*	(85)	(2,551)
Tempur Sealy International, Inc.*	(142)	(6,823)
Wolverine World Wide, Inc.	(120)	(4,172)

		(44,434)

Consumer Services — (2.5)%
Aramark	(201)	(7,457)
Belmond Ltd., Class A (Bermuda)*	(346)	(3,858)
Capella Education Co.	(10)	(987)
Carrols Restaurant Group, Inc.*	(208)	(3,089)
Cheesecake Factory, Inc. (The)	(21)	(1,156)
Chegg, Inc.*	(97)	(2,696)
Dave & Buster’s Entertainment, Inc.*	(110)	(5,236)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Domino’s Pizza, Inc.	(8)	$(2,257)
Dunkin’ Brands Group, Inc.	(19)	(1,312)
Fiesta Restaurant Group, Inc.*	(206)	(5,912)
Golden Entertainment, Inc.*	(130)	(3,509)
Houghton Mifflin Harcourt Co.*	(563)	(4,307)
Monarch Casino & Resort, Inc.*	(48)	(2,114)
PlayAGS, Inc.*	(145)	(3,925)
Red Rock Resorts, Inc., Class A	(113)	(3,786)
Restaurant Brands International, Inc. (Canada)	(2)	(121)
SeaWorld Entertainment, Inc.*	(309)	(6,742)
ServiceMaster Global Holdings, Inc.* .	(21)	(1,249)
Shake Shack, Inc., Class A*	(35)	(2,316)
Six Flags Entertainment Corp.	(29)	(2,031)
Speedway Motorsports, Inc.	(32)	(556)
Strayer Education, Inc.	(34)	(3,842)
Weight Watchers International, Inc.*	(40)	(4,044)
Wendy’s Co. (The)	(18)	(309)
Wingstop, Inc.	(34)	(1,772)

		(74,583)

Energy — (3.1)%
Cenovus Energy, Inc. (Canada)	(22)	(228)
Dril-Quip, Inc.*	(31)	(1,593)
Ensco PLC, Class A (United Kingdom)	(1,104)	(8,015)
Exterran Corp.*	(121)	(3,030)
Forum Energy Technologies, Inc.*	(546)	(6,743)
Green Plains, Inc.	(435)	(7,961)
Helix Energy Solutions Group, Inc.*	(215)	(1,791)
Liberty Oilfield Services, Inc., Class A*	(52)	(973)
Nabors Industries Ltd. (Bermuda)	(681)	(4,365)
NexGen Energy Ltd. (Canada)*	(266)	(495)
Oceaneering International, Inc.	(292)	(7,434)
Oil States International, Inc.*	(135)	(4,334)
Patterson-UTI Energy, Inc.	(3)	(54)
Renewable Energy Group, Inc.*	(82)	(1,464)
REX American Resources Corp.*	(17)	(1,376)
Select Energy Services, Inc., Class A*	(297)	(4,315)
SemGroup Corp., Class A	(25)	(635)
Solaris Oilfield Infrastructure, Inc., Class A*	(438)	(6,259)
Suncor Energy, Inc. (Canada)	(51)	(2,075)

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Superior Energy Services, Inc.*	(252)	$(2,454)
Targa Resources Corp.	(185)	(9,156)
TransCanada Corp. (Canada)	(142)	(6,134)
Transocean Ltd. (Switzerland)*	(576)	(7,741)
Unit Corp.*	(108)	(2,760)
US Silica Holdings, Inc.	(171)	(4,393)

		(95,778)

Food & Staples Retailing — (0.7)%
Casey’s General Stores, Inc.	(48)	(5,044)
Ingles Markets, Inc., Class A	(81)	(2,576)
SpartanNash Co.	(20)	(510)
SUPERVALU, Inc.*	(191)	(3,919)
United Natural Foods, Inc.*	(210)	(8,959)

		(21,008)

Food, Beverage & Tobacco — (1.2)%
Bunge Ltd. (Bermuda)	(21)	(1,464)
Calavo Growers, Inc.	(1)	(96)
Farmer Brothers Co.*	(50)	(1,528)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(172)	(7,663)
Freshpet, Inc.*	(202)	(5,545)
Hostess Brands, Inc.*	(122)	(1,659)
J&J Snack Foods Corp.	(7)	(1,067)
John B Sanfilippo & Son, Inc.	(50)	(3,722)
Post Holdings, Inc.*	(55)	(4,731)
Sanderson Farms, Inc.	(85)	(8,938)
Vector Group Ltd.	(27)	(515)

		(36,928)

Health Care Equipment & Services — (3.4)%
Acadia Healthcare Co., Inc.*	(8)	(327)
athenahealth, Inc.*	(14)	(2,228)
AtriCure, Inc.*	(108)	(2,921)
BioTelemetry, Inc.*	(110)	(4,950)
Cardiovascular Systems, Inc.*	(8)	(259)
Civitas Solutions, Inc.*	(121)	(1,984)
CorVel Corp.*	(23)	(1,242)
CryoLife, Inc.*	(110)	(3,064)
Cutera, Inc.*	(102)	(4,111)
DexCom, Inc.*	(2)	(190)
Evolent Health, Inc., Class A*	(98)	(2,063)
Glaukos Corp.*	(178)	(7,234)
Inovalon Holdings, Inc., Class A*	(497)	(4,933)
Insulet Corp.*	(32)	(2,742)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
K2M Group Holdings, Inc.*	(216)	$(4,860)
Kindred Healthcare LLC*	(419)	(3,771)
Lantheus Holdings, Inc.*	(5)	(73)
Medidata Solutions, Inc.*	(67)	(5,398)
Merit Medical Systems, Inc.*	(91)	(4,659)
National Research Corp.	(22)	(823)
Nevro Corp.*	(65)	(5,190)
Novocure Ltd. (Jersey)*	(67)	(2,097)
NxStage Medical, Inc.*	(48)	(1,339)
OraSure Technologies, Inc.*	(26)	(428)
PetIQ, Inc.*	(155)	(4,163)
RadNet, Inc.*	(322)	(4,830)
Select Medical Holdings Corp.*	(422)	(7,659)
STAAR Surgical Co.*	(98)	(3,038)
Surgery Partners, Inc.*	(186)	(2,771)
Teladoc, Inc.*	(2)	(116)
ViewRay, Inc.*	(603)	(4,173)
Vocera Communications, Inc.*	(201)	(6,008)
West Pharmaceutical Services, Inc.	(21)	(2,085)
Wright Medical Group NV (Netherlands)*	(126)	(3,271)

		(105,000)

Household & Personal Products — (0.5)%
Central Garden & Pet Co., Class A*	(150)	(6,071)
elf Beauty, Inc.*	(69)	(1,052)
Inter Parfums, Inc.	(49)	(2,622)
Spectrum Brands Holdings, Inc.	(49)	(3,999)

		(13,744)

Materials — (3.2)%
A Schulman, Inc.	(20)	(890)
Ashland Global Holdings, Inc.	(26)	(2,033)
Axalta Coating Systems Ltd. (Bermuda)*	(138)	(4,183)
Bemis Co., Inc.	(14)	(591)
Berry Global Group, Inc.*	(54)	(2,481)
Boise Cascade Co.	(22)	(983)
Chase Corp.	(14)	(1,642)
Clearwater Paper Corp.*	(93)	(2,148)
Crown Holdings, Inc.*	(59)	(2,641)
Ferro Corp.*	(276)	(5,755)
FutureFuel Corp.	(55)	(771)
Graphic Packaging Holding Co.	(429)	(6,225)
HB Fuller Co.	(45)	(2,416)
Huntsman Corp.	(193)	(5,636)

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ingevity Corp.*	(103)	$(8,329)
Innophos Holdings, Inc.	(61)	(2,904)
Koppers Holdings, Inc.*	(95)	(3,643)
Nutrien Ltd. (Canada)	(112)	(6,091)
PH Glatfelter Co.	(122)	(2,390)
Platform Specialty Products Corp.*	(205)	(2,378)
PQ Group Holdings, Inc.*	(160)	(2,880)
Rayonier Advanced Materials, Inc.	(348)	(5,947)
Stepan Co.	(88)	(6,865)
Summit Materials, Inc., Class A*	(57)	(1,496)
Tredegar Corp.	(52)	(1,222)
Tronox Ltd., Class A (Australia)	(457)	(8,994)
US Concrete, Inc.*	(84)	(4,410)

		(95,944)

Media — (0.9)%
Clear Channel Outdoor Holdings, Inc., Class A	(76)	(327)
EW Scripps Co. (The), Class A	(171)	(2,290)
Gray Television, Inc.*	(170)	(2,686)
Live Nation Entertainment, Inc.*	(121)	(5,877)
Meredith Corp.	(128)	(6,528)
New York Times Co. (The), Class A	(195)	(5,050)
Shaw Communications, Inc., Class B (Canada)	(79)	(1,608)
Sirius XM Holdings, Inc.	(200)	(1,354)
tronc, Inc.*	(112)	(1,935)

		(27,655)

Pharmaceuticals, Biotechnology & Life Sciences — (0.9)%
Achillion Pharmaceuticals, Inc.*	(39)	(110)
Aclaris Therapeutics, Inc.*	(28)	(559)
Adamas Pharmaceuticals, Inc.*	(3)	(77)
Alder Biopharmaceuticals, Inc.*	(51)	(806)
Bio-Rad Laboratories, Inc.,Class A*	(9)	(2,597)
Bio-Techne Corp.	(32)	(4,734)
Coherus Biosciences, Inc.*	(10)	(140)
Dermira, Inc.*	(67)	(616)
Dynavax Technologies Corp.*	(34)	(518)
Epizyme, Inc.*	(48)	(650)
Esperion Therapeutics, Inc.*	(26)	(1,019)
Flexion Therapeutics, Inc.*	(37)	(956)
Insmed, Inc.*	(32)	(757)
Intra-Cellular Therapies, Inc.*	(141)	(2,491)
La Jolla Pharmaceutical Co.*	(57)	(1,663)
Luminex Corp.	(99)	(2,923)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
NeoGenomics, Inc.*	(21)	$(275)
Novavax, Inc.*	(21)	(28)
QIAGEN NV (Netherlands)*	(6)	(217)
Radius Health, Inc.*	(5)	(147)
Revance Therapeutics, Inc.*	(35)	(961)
Rigel Pharmaceuticals, Inc.*	(446)	(1,262)
TG Therapeutics, Inc.*	(18)	(237)
Theravance Biopharma, Inc. (Cayman Islands)*	(42)	(953)
ZIOPHARM Oncology, Inc.*	(18)	(54)
Zogenix, Inc.*	(27)	(1,193)

		(25,943)

Retailing — (1.9)%
Aaron’s, Inc.	(26)	(1,130)
At Home Group, Inc.*	(183)	(7,164)
Boot Barn Holdings, Inc.*	(70)	(1,452)
Camping World Holdings, Inc., Class A	(250)	(6,245)
Carvana Co.*	(15)	(624)
Children’s Place, Inc. (The)	(60)	(7,248)
Dick’s Sporting Goods, Inc.	(11)	(388)
DSW, Inc., Class A	(253)	(6,533)
Duluth Holdings, Inc., Class B*	(51)	(1,213)
Express, Inc.*	(236)	(2,159)
Five Below, Inc.*	(21)	(2,052)
GameStop Corp., Class A	(43)	(627)
Group 1 Automotive, Inc.	(17)	(1,071)
Guess?, Inc.	(299)	(6,399)
Monro, Inc.	(1)	(58)
National Vision Holdings, Inc.*	(72)	(2,633)
Overstock.com, Inc.*	(194)	(6,528)
Pool Corp.	(16)	(2,424)
Qurate Retail, Inc.*	(17)	(361)
RH*	(9)	(1,257)
Sally Beauty Holdings, Inc.*	(86)	(1,379)
Stitch Fix, Inc., Class A*	(3)	(82)

		(59,027)

Semiconductors & Semiconductor Equipment — (1.8)%
Ambarella, Inc. (Cayman Islands)*	(221)	(8,533)
Cavium, Inc.*	(51)	(4,412)
CEVA, Inc.*	(127)	(3,835)
Cohu, Inc.	(33)	(809)
Cree, Inc.*	(58)	(2,411)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
First Solar, Inc.*	(36)	$(1,896)
FormFactor, Inc.*	(404)	(5,373)
Ichor Holdings Ltd. (Cayman Islands)*	(59)	(1,252)
Inphi Corp.*	(233)	(7,598)
Lattice Semiconductor Corp.*	(54)	(354)
MaxLinear, Inc.*	(313)	(4,880)
Photronics, Inc.*	(375)	(2,991)
Rambus, Inc.*	(112)	(1,404)
Synaptics, Inc.*	(28)	(1,410)
Teradyne, Inc.	(17)	(647)
Veeco Instruments, Inc.*	(133)	(1,895)
Xperi Corp.	(238)	(3,832)

		(53,532)

Software & Services — (4.9)%
8x8, Inc.*	(302)	(6,055)
ACI Worldwide, Inc.*	(278)	(6,858)
Acxiom Corp.*	(199)	(5,960)
Benefitfocus, Inc.*	(173)	(5,813)
Black Knight, Inc.*	(25)	(1,339)
BlackBerry Ltd. (Canada)*	(454)	(4,381)
Blackline, Inc.*	(52)	(2,258)
Box, Inc., Class A*	(167)	(4,173)
Cloudera, Inc.*	(485)	(6,615)
comScore, Inc.*	(38)	(828)
CSG Systems International, Inc.	(160)	(6,539)
Ellie Mae, Inc.*	(59)	(6,127)
Exela Technologies, Inc.*	(112)	(532)
FireEye, Inc.*	(521)	(8,018)
First Data Corp., Class A*	(76)	(1,591)
ForeScout Technologies, Inc.*	(187)	(6,407)
Guidewire Software, Inc.*	(37)	(3,285)
Hortonworks, Inc.*	(278)	(5,065)
Instructure, Inc.*	(35)	(1,489)
ManTech International Corp., Class A	(110)	(5,900)
Model N, Inc.*	(16)	(298)
MongoDB, Inc.*	(50)	(2,482)
Pandora Media, Inc.*	(107)	(843)
Presidio, Inc.*	(178)	(2,332)
PROS Holdings, Inc.*	(152)	(5,559)
Quotient Technology, Inc.*	(267)	(3,498)
Rapid7, Inc.*	(1)	(28)
SecureWorks Corp., Class A*	(91)	(1,133)
SendGrid, Inc.*	(199)	(5,277)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Snap, Inc., Class A*	(358)	$(4,686)
Splunk, Inc.*	(18)	(1,784)
Switch, Inc., Class A	(590)	(7,180)
TiVo Corp.	(281)	(3,779)
TrueCar, Inc.*	(428)	(4,319)
Virtusa Corp.*	(13)	(633)
Workday, Inc., Class A*	(33)	(3,997)
Workiva, Inc.*	(177)	(4,319)
Worldpay, Inc., Class A*	(87)	(7,115)
Yext, Inc.*	(20)	(387)

		(148,882)

Technology Hardware & Equipment — (2.3)%
Anixter International, Inc.*	(92)	(5,824)
ARRIS International PLC (United Kingdom)*	(77)	(1,882)
Avnet, Inc.	(81)	(3,474)
AVX Corp.	(154)	(2,413)
Badger Meter, Inc.	(89)	(3,978)
CalAmp Corp.*	(52)	(1,218)
Celestica, Inc. (Canada)*	(34)	(404)
Control4 Corp.*	(54)	(1,313)
Cray, Inc.*	(144)	(3,542)
Electronics For Imaging, Inc.*	(2)	(65)
Extreme Networks, Inc.*	(448)	(3,566)
FARO Technologies, Inc.*	(46)	(2,500)
Finisar Corp.*	(295)	(5,310)
Fitbit, Inc., Class A*	(557)	(3,637)
Infinera Corp.*	(396)	(3,932)
Itron, Inc.*	(4)	(240)
Littelfuse, Inc.	(23)	(5,248)
National Instruments Corp.	(11)	(462)
Plexus Corp.*	(60)	(3,572)
Ribbon Communications, Inc.*	(121)	(862)
Sanmina Corp.*	(213)	(6,241)
TTM Technologies, Inc.*	(21)	(370)
ViaSat, Inc.*	(77)	(5,060)
Viavi Solutions, Inc.*	(603)	(6,175)

		(71,288)

Telecommunication Services — (0.9)%
ATN International, Inc.	(67)	(3,536)
Boingo Wireless, Inc.*	(261)	(5,896)
Consolidated Communications Holdings, Inc.	(151)	(1,866)
Iridium Communications, Inc.*	(383)	(6,166)

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
ORBCOMM, Inc.*	(334)	$(3,373)
Sprint Corp.*	(818)	(4,450)
United States Cellular Corp.*	(98)	(3,630)

		(28,917)

Transportation — (1.1)%
Allegiant Travel Co.	(6)	(834)
Atlas Air Worldwide Holdings, Inc.*	(87)	(6,238)
Canadian National Railway Co. (Canada)	(79)	(6,458)
Golden Ocean Group Ltd. (Bermuda)	(94)	(817)
Kirby Corp.*	(41)	(3,428)
Marten Transport Ltd.	(59)	(1,384)
Ryder System, Inc.	(123)	(8,839)
Saia, Inc.*	(7)	(566)
Spirit Airlines, Inc.*	(161)	(5,852)
Universal Logistics Holdings, Inc.	(2)	(52)

		(34,468)

TOTAL COMMON STOCK (Proceeds $1,220,932)		(1,227,539)

TOTAL SECURITIES SOLD SHORT - (40.3)%		(1,227,539)

(Proceeds $1,220,932)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		18,107

NET ASSETS - 100.0%		$3,044,156

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $270,055.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

42

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.2%
Automobiles & Components — 0.6%
Aptiv PLC (Jersey)	143	$13,103
BorgWarner, Inc.	5	216
Ford Motor Co.	56	620
General Motors Co.	28	1,103
Goodyear Tire & Rubber Co. (The)	129	3,004
Harley-Davidson, Inc.	3	126

		18,172

Banks — 0.7%
Bank of America Corp.	142	4,003
BB&T Corp.	12	605
Citigroup, Inc.	34	2,275
Citizens Financial Group, Inc.	10	389
Comerica, Inc.	3	273
Fifth Third Bancorp	10	287
Huntington Bancshares, Inc.	20	295
JPMorgan Chase & Co.	69	7,190
KeyCorp	15	293
M&T Bank Corp.	2	340
People’s United Financial, Inc.	5	90
PNC Financial Services Group, Inc. (The)	6	811
Regions Financial Corp.	17	302
SunTrust Banks, Inc.	7	462
SVB Financial Group*	1	289
US Bancorp	24	1,201
Wells Fargo & Co.	71	3,936
Zions Bancorporation	3	158

		23,199

Capital Goods — 6.3%
3M Co.	8	1,574
Allegion PLC (Ireland)	2	155
AMETEK, Inc.	124	8,948
AO Smith Corp.	3	177
Arconic, Inc.	9	153
Boeing Co. (The)	204	68,444
Caterpillar, Inc.	12	1,628
Cummins, Inc.	89	11,837
Deere & Co.	5	699
Dover Corp.	3	220
Eaton Corp. PLC (Ireland)	8	598
Emerson Electric Co.	13	899
Fastenal Co.	6	289
Flowserve Corp.	2	81
Fluor Corp.	2	98

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	46	$3,547
Fortune Brands Home & Security, Inc.	3	161
General Dynamics Corp.	6	1,118
General Electric Co.	124	1,688
Harris Corp.	12	1,735
Honeywell International, Inc.	216	31,115
Huntington Ingalls Industries, Inc.	1	217
Illinois Tool Works, Inc.	63	8,728
Ingersoll-Rand PLC (Ireland)	5	449
Jacobs Engineering Group, Inc.	3	190
Johnson Controls International PLC (Ireland)	17	569
L3 Technologies, Inc.	2	385
Lockheed Martin Corp.	5	1,477
Masco Corp.	6	225
Northrop Grumman Corp.	3	923
PACCAR, Inc.	5	310
Parker-Hannifin Corp.	46	7,169
Pentair PLC (Ireland)	24	1,010
Quanta Services, Inc.*	2	67
Raytheon Co.	154	29,750
Rockwell Automation, Inc.	2	332
Rockwell Collins, Inc.	3	404
Roper Technologies, Inc.	1	276
Snap-on, Inc.	31	4,982
Stanley Black & Decker, Inc.	3	398
Textron, Inc.	4	264
TransDigm Group, Inc.	2	690
United Rentals, Inc.*	2	295
United Technologies Corp.	15	1,875
WW Grainger, Inc.	31	9,560
Xylem, Inc.	3	202

		205,911

Commercial & Professional Services — 0.4%
Cintas Corp.	2	370
Equifax, Inc.	2	250
IHS Markit Ltd. (Bermuda)*	6	310
Nielsen Holdings PLC (United Kingdom)	7	217
Republic Services, Inc.	86	5,879
Robert Half International, Inc.	64	4,166
Stericycle, Inc.	1	65
Verisk Analytics, Inc.*	3	323

See accompanying Notes to the Quarterly Portfolio of Investments.

43

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	6	$488

		12,068

Consumer Durables & Apparel — 1.0%
DR Horton, Inc.	6	246
Garmin Ltd. (Switzerland)	15	915
Hanesbrands, Inc.	7	154
Hasbro, Inc.	67	6,185
Leggett & Platt, Inc.	2	89
Lennar Corp., Class A	43	2,258
Mattel, Inc.	6	99
Michael Kors Holdings Ltd. (British Virgin Islands)*	83	5,528
Mohawk Industries, Inc.	2	429
Newell Brands, Inc.	9	232
NIKE, Inc., Class B	21	1,673
PulteGroup, Inc.	5	144
PVH Corp.	1	150
Ralph Lauren Corp.	45	5,657
Tapestry, Inc.	154	7,193
Under Armour, Inc., Class C*	8	169
VF Corp.	8	652
Whirlpool Corp.	2	292

		32,065

Consumer Services — 0.8%
Carnival Corp. (Panama)	14	802
Chipotle Mexican Grill, Inc.	2	863
Darden Restaurants, Inc.	3	321
H&R Block, Inc.	28	638
Hilton Worldwide Holdings, Inc.	7	554
Marriott International, Inc., Class A	37	4,684
McDonald’s Corp.	15	2,350
MGM Resorts International	8	232
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	142
Royal Caribbean Cruises Ltd. (Liberia)	5	518
Starbucks Corp.	18	879
Wynn Resorts Ltd.	2	335
Yum! Brands, Inc.	177	13,845

		26,163

Diversified Financials — 5.3%
Affiliated Managers Group, Inc.	1	149
American Express Co.	12	1,176

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	2	$280
Bank of New York Mellon Corp. (The)	14	755
Berkshire Hathaway, Inc., Class B*	61	11,386
BlackRock, Inc.	87	43,416
Capital One Financial Corp.	7	643
Cboe Global Markets, Inc.	2	208
Charles Schwab Corp. (The)	19	971
CME Group, Inc.	60	9,835
Discover Financial Services	6	422
E*TRADE Financial Corp.*	4	245
Franklin Resources, Inc.	303	9,711
Goldman Sachs Group, Inc. (The)	6	1,323
Intercontinental Exchange, Inc.	237	17,431
Invesco Ltd. (Bermuda)	222	5,896
Jefferies Financial Group, Inc.	5	114
Moody’s Corp.	103	17,568
Morgan Stanley	26	1,232
MSCI, Inc.	1	165
Nasdaq, Inc.	90	8,214
Northern Trust Corp.	3	309
Raymond James Financial, Inc.	2	179
S&P Global, Inc.	120	24,467
State Street Corp.	5	465
Synchrony Financial	14	467
T Rowe Price Group, Inc.	134	15,556

		172,583

Energy — 7.2%
Anadarko Petroleum Corp.	10	733
Andeavor	4	525
Apache Corp.	7	327
Cabot Oil & Gas Corp.	8	190
Chevron Corp.	191	24,148
Cimarex Energy Co.	1	102
Concho Resources, Inc.*	1	138
ConocoPhillips	651	45,323
Devon Energy Corp.	9	396
EOG Resources, Inc.	7	871
EQT Corp.	4	221
Exxon Mobil Corp.	649	53,692
Halliburton Co.	16	721
Helmerich & Payne, Inc.	1	64
Hess Corp.	165	11,037
HollyFrontier Corp.	2	137
Kinder Morgan, Inc.	32	565

See accompanying Notes to the Quarterly Portfolio of Investments.

44

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Oil Corp.	457	$9,533
Marathon Petroleum Corp.	249	17,470
National Oilwell Varco, Inc.	8	347
Newfield Exploration Co.*	3	91
Noble Energy, Inc.	261	9,208
Occidental Petroleum Corp.	11	921
ONEOK, Inc.	5	349
Phillips 66	260	29,201
Pioneer Natural Resources Co.	2	379
Schlumberger Ltd. (Curacao)	27	1,810
TechnipFMC PLC (United Kingdom)	8	254
Valero Energy Corp.	224	24,826
Williams Cos., Inc. (The)	12	325

		233,904

Food & Staples Retailing — 4.2%
Costco Wholesale Corp.	6	1,254
Kroger Co. (The)	430	12,234
Sysco Corp.	279	19,053
Walgreens Boots Alliance, Inc.	55	3,301
Walmart, Inc.	1,196	102,437

		138,279

Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.	1,013	57,528
Archer-Daniels-Midland Co.	10	458
Brown-Forman Corp., Class B	7	343
Campbell Soup Co.	5	203
Coca-Cola Co. (The)	83	3,640
Conagra Brands, Inc.	22	786
Constellation Brands, Inc., Class A	3	657
General Mills, Inc.	12	531
Hershey Co. (The)	112	10,423
Hormel Foods Corp.	10	372
JM Smucker Co. (The)	14	1,505
Kellogg Co.	5	349
Kraft Heinz Co. (The)	651	40,896
McCormick & Co., Inc., non-voting shares	2	232
Molson Coors Brewing Co., Class B	4	272
Mondelez International, Inc., Class A	27	1,107
Monster Beverage Corp.	8	458
PepsiCo, Inc.	318	34,621
Philip Morris International, Inc.	832	67,176

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	200	$13,770

		235,327

Health Care Equipment & Services — 4.6%
Abbott Laboratories	34	2,074
ABIOMED, Inc.*	1	409
Aetna, Inc.	175	32,113
Align Technology, Inc.	1	342
AmerisourceBergen Corp.	4	341
Anthem, Inc.	6	1,428
Baxter International, Inc.	10	738
Becton Dickinson and Co.	4	958
Boston Scientific Corp.*	22	719
Cardinal Health, Inc.	167	8,155
Centene Corp.*	4	493
Cerner Corp.*	5	299
Cigna Corp.	135	22,943
Cooper Cos., Inc. (The)	1	235
CVS Health Corp.	19	1,223
Danaher Corp.	93	9,177
DaVita, Inc.*	3	208
DENTSPLY SIRONA, Inc.	3	131
Edwards Lifesciences Corp.	3	437
Envision Healthcare Corp.*	65	2,861
Express Scripts Holding Co.*	11	849
HCA Healthcare, Inc.	6	616
Henry Schein, Inc.	2	145
Hologic, Inc.	4	159
Humana, Inc.	3	893
IDEXX Laboratories, Inc.	1	218
Intuitive Surgical, Inc.*	3	1,435
Laboratory Corp. of America Holdings*	56	10,054
McKesson Corp.	3	400
Medtronic PLC (Ireland)	379	32,446
Quest Diagnostics, Inc.	2	220
ResMed, Inc.	2	207
Stryker Corp.	5	844
UnitedHealth Group, Inc.	70	17,174
Universal Health Services, Inc., Class B	1	111
Varian Medical Systems, Inc.*	2	227
Zimmer Biomet Holdings, Inc.	4	446

		151,728

See accompanying Notes to the Quarterly Portfolio of Investments.

45

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 5.4%
Church & Dwight Co., Inc.	11	$585
Clorox Co. (The)	3	406
Colgate-Palmolive Co.	467	30,266
Coty, Inc., Class A	11	155
Estee Lauder Cos., Inc. (The), Class A	201	28,681
Kimberly-Clark Corp.	187	19,699
Procter & Gamble Co. (The)	1,226	95,702

		175,494

Insurance — 0.5%
Aflac, Inc.	11	473
Allstate Corp. (The)	5	456
American International Group, Inc.	14	742
Aon PLC (United Kingdom)	5	686
Arthur J Gallagher & Co.	98	6,397
Assurant, Inc.	1	104
Brighthouse Financial, Inc.*	2	80
Chubb Ltd. (Switzerland)	7	889
Cincinnati Financial Corp.	3	201
Everest Re Group Ltd. (Bermuda)	1	231
Hartford Financial Services Group, Inc. (The)	5	256
Lincoln National Corp.	3	187
Loews Corp.	5	241
Marsh & McLennan Cos., Inc.	10	820
MetLife, Inc.	14	610
Principal Financial Group, Inc.	4	212
Progressive Corp. (The)	11	651
Prudential Financial, Inc.	7	655
Torchmark Corp.	2	163
Travelers Cos., Inc. (The)	4	489
Unum Group	3	111
Willis Towers Watson PLC (Ireland)	2	303
XL Group Ltd. (Bermuda)	4	224

		15,181

Materials — 1.9%
Air Products & Chemicals, Inc.	5	779
Albemarle Corp.	3	283
Avery Dennison Corp.	48	4,901
Ball Corp.	6	213
CF Industries Holdings, Inc.	4	178
DowDupont, Inc.	47	3,098
Eastman Chemical Co.	3	300
Ecolab, Inc.	6	842

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	2	$178
Freeport-McMoRan, Inc.	775	13,377
International Flavors & Fragrances, Inc.	2	248
International Paper Co.	222	11,562
LyondellBasell Industries NV, Class A (Netherlands)	215	23,618
Martin Marietta Materials, Inc.	1	223
Mosaic Co. (The)	6	168
Newmont Mining Corp.	11	415
Nucor Corp.	7	438
Packaging Corp. of America	1	112
PPG Industries, Inc.	5	519
Praxair, Inc.	4	633
Sealed Air Corp.	3	127
Sherwin-Williams Co. (The)	2	815
Vulcan Materials Co.	1	129
WestRock Co.	5	285

		63,441

Media — 1.7%
CBS Corp., Class B, non-voting shares	22	1,237
Charter Communications, Inc., Class A	4	1,173
Comcast Corp., Class A	93	3,051
Discovery, Inc., Class A*	14	385
DISH Network Corp., Class A*	250	8,403
Interpublic Group of Cos., Inc. (The)	200	4,688
News Corp., Class A	312	4,836
Omnicom Group, Inc.	12	915
Twenty-First Century Fox, Inc., Class A	153	7,603
Viacom, Inc., Class B	156	4,705
Walt Disney Co. (The)	181	18,971

		55,967

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
AbbVie, Inc.	505	46,788
Agilent Technologies, Inc.	5	309
Alexion Pharmaceuticals, Inc.	2	248
Allergan PLC (Ireland)	6	1,000
Amgen, Inc.	19	3,507
Biogen, Inc.*	5	1,451
Bristol-Myers Squibb Co.	22	1,217
Celgene Corp.*	403	32,006

See accompanying Notes to the Quarterly Portfolio of Investments.

46

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Eli Lilly & Co.	20	$1,707
Gilead Sciences, Inc.	84	5,951
Illumina, Inc.*	1	279
Incyte Corp.	2	134
IQVIA Holdings, Inc.*	3	299
Johnson & Johnson	595	72,197
Merck & Co., Inc.	54	3,278
Mettler-Toledo International, Inc.*	1	579
Mylan NV (Netherlands)	9	325
Nektar Therapeutics*	2	98
PerkinElmer, Inc.	2	146
Perrigo Co. PLC (Ireland)	3	219
Pfizer, Inc.	2,347	85,149
Regeneron Pharmaceuticals, Inc.*	2	690
Thermo Fisher Scientific, Inc.	5	1,036
Vertex Pharmaceuticals, Inc.	3	510
Waters Corp.*	2	387
Zoetis, Inc.	260	22,149

		281,659

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc., REIT	2	252
American Tower Corp., REIT	6	865
Apartment Investment & Management, Class A, REIT	3	127
AvalonBay Communities, Inc., REIT	2	344
Boston Properties, Inc., REIT	2	251
CBRE Group, Inc., Class A*	6	286
Crown Castle International Corp., REIT	5	539
Digital Realty Trust, Inc., REIT	4	446
Duke Realty Corp., REIT	5	145
Equinix, Inc., REIT	1	430
Equity Residential, REIT	5	318
Essex Property Trust, Inc., REIT	1	239
Extra Space Storage, Inc., REIT	3	299
Federal Realty Investment Trust, REIT	1	127
GGP, Inc., REIT	19	388
HCP, Inc., REIT	7	181
Host Hotels & Resorts, Inc., REIT	14	295
Iron Mountain, Inc., REIT	5	175
Kimco Realty Corp., REIT	6	102

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Macerich Co. (The) REIT	3	$171
Mid-America Apartment Communities, Inc., REIT	2	201
Prologis, Inc., REIT	8	526
Public Storage, REIT	3	681
Realty Income Corp., REIT	4	215
Regency Centers Corp., REIT	4	248
SBA Communications Corp., REIT*	1	165
Simon Property Group, Inc., REIT	6	1,021
SL Green Realty Corp., REIT	2	201
UDR, Inc., REIT	4	150
Ventas, Inc., REIT	5	285
Vornado Realty Trust, REIT	3	222
Welltower, Inc., REIT	6	376
Weyerhaeuser Co., REIT	405	14,766

		25,037

Retailing — 10.7%
Advance Auto Parts, Inc.	38	5,157
Amazon.com, Inc.*	60	101,988
AutoZone, Inc.*	1	671
Best Buy Co., Inc.	76	5,668
Booking Holdings, Inc.*	24	48,650
CarMax, Inc.*	4	292
Dollar General Corp.	92	9,071
Dollar Tree, Inc.*	128	10,880
Expedia Group, Inc.	2	240
Foot Locker, Inc.	65	3,422
Gap, Inc. (The)	61	1,976
Genuine Parts Co.	3	275
Home Depot, Inc. (The)	499	97,355
Kohl’s Corp.	90	6,561
L Brands, Inc.	27	996
LKQ Corp.	6	191
Lowe’s Cos., Inc.	16	1,529
Macy’s, Inc.	55	2,059
Netflix, Inc.*	5	1,957
Nordstrom, Inc.	3	155
O’Reilly Automotive, Inc.*	44	12,037
Ross Stores, Inc.	100	8,475
Target Corp.	46	3,502
Tiffany & Co.	67	8,817
TJX Cos., Inc. (The)	190	18,084
Tractor Supply Co.	3	229
TripAdvisor, Inc.	2	111

See accompanying Notes to the Quarterly Portfolio of Investments.

47

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	2	$467

		350,815

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.*	20	300
Analog Devices, Inc.	8	767
Applied Materials, Inc.	19	878
Broadcom, Inc.	5	1,213
Intel Corp.	333	16,553
KLA-Tencor Corp.	4	410
Lam Research Corp.	19	3,284
Microchip Technology, Inc.	3	273
Micron Technology, Inc.*	691	36,236
NVIDIA Corp.	8	1,895
Qorvo, Inc.*	2	160
QUALCOMM, Inc.	28	1,571
Skyworks Solutions, Inc.	3	290
Texas Instruments, Inc.	440	48,510
Xilinx, Inc.	4	261

		112,601

Software & Services — 15.4%
Accenture PLC, Class A (Ireland)	343	56,111
Activision Blizzard, Inc.	10	763
Adobe Systems, Inc.*	7	1,707
Akamai Technologies, Inc.*	3	220
Alliance Data Systems Corp.	2	466
Alphabet, Inc., Class A*	85	95,981
ANSYS, Inc.*	2	348
Autodesk, Inc.*	2	262
Automatic Data Processing, Inc.	237	31,791
Broadridge Financial Solutions, Inc.	2	230
CA, Inc.	221	7,879
Cadence Design Systems, Inc.*	4	173
Citrix Systems, Inc.*	74	7,758
Cognizant Technology Solutions Corp., Class A	78	6,161
DXC Technology Co.	153	12,333
eBay, Inc.*	19	689
Electronic Arts, Inc.*	6	846
Facebook, Inc., Class A*	346	67,235
Fidelity National Information Services, Inc.	6	636
Fiserv, Inc.*	6	445
FleetCor Technologies, Inc.*	1	211
Gartner, Inc.*	1	133

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Global Payments, Inc.	2	$223
International Business Machines Corp.	491	68,593
Intuit, Inc.	138	28,194
Mastercard, Inc., Class A	16	3,144
Microsoft Corp.	213	21,004
Oracle Corp.	1,096	48,290
Paychex, Inc.	193	13,192
PayPal Holdings, Inc.*	15	1,249
Red Hat, Inc.*	2	269
salesforce.com, Inc.*	9	1,228
Symantec Corp.	11	227
Synopsys, Inc.*	2	171
Take-Two Interactive Software, Inc.	1	118
Total System Services, Inc.	4	338
Twitter, Inc.*	10	437
VeriSign, Inc.*	2	275
Visa, Inc., Class A	185	24,503
Western Union Co. (The)	8	163

		503,996

Technology Hardware & Equipment — 10.8%
Amphenol Corp., Class A	5	436
Apple, Inc.	1,067	197,512
Cisco Systems, Inc.	2,183	93,935
Corning, Inc.	15	413
F5 Networks, Inc.*	29	5,001
FLIR Systems, Inc.	74	3,846
Hewlett Packard Enterprise Co.	29	424
HP, Inc.	862	19,559
IPG Photonics Corp.*	1	221
Juniper Networks, Inc.	6	165
Motorola Solutions, Inc.	87	10,124
NetApp, Inc.	144	11,308
Seagate Technology PLC (Ireland)	156	8,809
TE Connectivity Ltd. (Switzerland)	7	630
Western Digital Corp.	5	387
Xerox Corp.	4	96

		352,866

Telecommunication Services — 0.4%
AT&T, Inc.	124	3,982
CenturyLink, Inc.	20	373
Verizon Communications, Inc.	169	8,502

		12,857

See accompanying Notes to the Quarterly Portfolio of Investments.

48

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 1.5%
Alaska Air Group, Inc.	2	$121
American Airlines Group, Inc.	9	342
CH Robinson Worldwide, Inc.	24	2,008
CSX Corp.	16	1,020
Delta Air Lines, Inc.	13	644
Expeditors International of Washington, Inc.	94	6,871
FedEx Corp.	142	32,243
JB Hunt Transport Services, Inc.	3	365
Kansas City Southern	1	106
Norfolk Southern Corp.	13	1,961
Southwest Airlines Co.	11	560
Union Pacific Corp.	14	1,984
United Continental Holdings, Inc.*	5	349
United Parcel Service, Inc., Class B	16	1,700

		50,274

Utilities — 0.8%
AES Corp.	88	1,180
Alliant Energy Corp.	4	169
Ameren Corp.	4	243
American Electric Power Co., Inc.	7	485
American Water Works Co., Inc.	2	171
CenterPoint Energy, Inc.	6	166
CMS Energy Corp.	4	189
Consolidated Edison, Inc.	4	312
Dominion Energy, Inc.	11	750
DTE Energy Co.	3	311
Duke Energy Corp.	9	712
Edison International	4	253
Entergy Corp.	3	242

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Evergy, Inc.	3	$168
Eversource Energy	4	234
Exelon Corp.	13	554
FirstEnergy Corp.	255	9,157
NextEra Energy, Inc.	6	1,002
NiSource, Inc.	6	158
NRG Energy, Inc.	169	5,188
PG&E Corp.	7	298
Pinnacle West Capital Corp.	2	161
PPL Corp.	10	286
Public Service Enterprise Group, Inc.	10	541
SCANA Corp.	2	77
Sempra Energy	3	348
Southern Co. (The)	13	602
WEC Energy Group, Inc.	4	259
Xcel Energy, Inc.	7	320

		24,536

TOTAL COMMON STOCKS - 100.2% (Cost $2,978,396)		3,274,123

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(7,462)

NET ASSETS - 100.0%		$3,266,661

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

49

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 101.8%
Gotham Enhanced Index Plus Fund	23,612	$315,929
Gotham Enhanced S&P 500 Index Fund	25,263	320,330
Gotham Index Plus All-Cap Fund*	30,542	307,558
Gotham Index Plus Fund	21,377	306,972

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,206,314)		1,250,789

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%		(21,809)

NET ASSETS - 100.0%		$1,228,980

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

50

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Index Plus Fund (“Index Plus”), Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”), Gotham Enhanced Index Plus Fund (formerly, Gotham Index Core Fund), Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”) and Gotham Master Index Plus Fund (“Master Index Plus”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and

51

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2018, the following Funds had securities lending programs and at June 30, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Index Plus	$90,065,601	$92,032,504	$—
Enhanced Index Plus	270,055	35,444	252,879

52

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$448,585,440	$65,224,107	$(37,298,769)	$27,925,338
Index Plus All-Cap	2,283,765	284,331	(240,349)	43,982
Enhanced Index Plus	2,785,173	378,910	(138,034)	240,876
Enhanced S&P 500 Index	2,978,396	349,360	(53,633)	295,727
Master Index Plus	1,206,314	70,315	(25,840)	44,475

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

53

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 142.3%
COMMON STOCKS — 142.3%
Automobiles & Components — 1.0%
Aptiv PLC (Jersey)	1,156	$105,924
Goodyear Tire & Rubber Co. (The)(a)	1,039	24,198

		130,122

Banks — 0.5%
JPMorgan Chase & Co.	611	63,666

Capital Goods — 10.0%
AMETEK, Inc.†	1,000	72,160
Boeing Co. (The)†	638	214,055
Caterpillar, Inc.†	955	129,565
Cummins, Inc.†	714	94,962
Dover Corp.(a)	409	29,939
Harris Corp.†	2	289
Honeywell International, Inc.†	1,495	215,355
Illinois Tool Works, Inc.†	985	136,462
Parker-Hannifin Corp.†	518	80,730
Raytheon Co.†	1,247	240,895
Snap-on, Inc.(a)	233	37,448
WW Grainger, Inc.(a)	221	68,156
Xylem, Inc.†	150	10,107

		1,330,123

Commercial & Professional Services — 0.9%
Republic Services, Inc.	1,285	87,843
Robert Half International, Inc.†	471	30,662

		118,505

Consumer Durables & Apparel — 3.4%
Garmin Ltd. (Switzerland)	734	44,774
Hasbro, Inc.(a)	495	45,693
Mattel, Inc.(a)	1,434	23,546
Michael Kors Holdings Ltd. (British Virgin Islands)†*	735	48,951
Newell Brands, Inc.(a)	1,883	48,563
Ralph Lauren Corp.†(a)	407	51,168
Tapestry, Inc.	1,126	52,595
VF Corp.†	1,713	139,644

		454,934

Consumer Services — 1.5%
Darden Restaurants, Inc.	482	51,603
Hilton Worldwide Holdings, Inc.†	15	1,187
Marriott International, Inc., Class A†	286	36,208
Yum! Brands, Inc.†	1,488	116,391

		205,389

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 10.3%
Berkshire Hathaway, Inc., Class B*	14	$2,613
BlackRock, Inc.†(b)	666	332,361
Cboe Global Markets, Inc.	409	42,565
CME Group, Inc.†	1,272	208,506
Franklin Resources, Inc.(a)(b)	2,391	76,632
Intercontinental Exchange, Inc.†	2,306	169,606
Invesco Ltd. (Bermuda)†	1,761	46,772
Moody’s Corp.†	757	129,114
Nasdaq, Inc.†	715	65,258
S&P Global, Inc.†	908	185,132
T Rowe Price Group, Inc.†	1,061	123,171

		1,381,730

Energy — 13.7%
Cabot Oil & Gas Corp.†	1,993	47,433
Chevron Corp.†	1,248	157,785
ConocoPhillips†	5,093	354,575
Exxon Mobil Corp.†	4,906	405,873
Hess Corp.	1,363	91,171
Marathon Oil Corp.†	3,336	69,589
Marathon Petroleum Corp.†	1,128	79,140
Noble Energy, Inc.†(a)	1,912	67,455
Occidental Petroleum Corp.†	1,482	124,014
Phillips 66†(b)	2,151	241,579
TechnipFMC PLC (United Kingdom)†	1,969	62,496
Valero Energy Corp.†	1,126	124,795

		1,825,905

Food & Staples Retailing — 5.8%
Kroger Co. (The)†	3,764	107,086
Sysco Corp.†	2,037	139,107
Walgreens Boots Alliance, Inc.†	2,085	125,131
Walmart, Inc.†	4,655	398,701

		770,025

Food, Beverage & Tobacco — 12.3%
Altria Group, Inc.†	6,767	384,298
Brown-Forman Corp., Class B(a)	412	20,192
Coca-Cola Co. (The)	370	16,228
Conagra Brands, Inc.	875	31,264
General Mills, Inc.†	456	20,183
Hershey Co. (The)†(a)	912	84,871
JM Smucker Co. (The)(a)	442	47,506
Kraft Heinz Co. (The)†	4,157	261,143
PepsiCo, Inc.†	2,422	263,683
Philip Morris International, Inc.†(b)	5,013	404,750

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	1,593	$109,678

		1,643,796

Health Care Equipment & Services — 8.5%
Aetna, Inc.†(b)	1,290	236,715
AmerisourceBergen Corp.	5	426
Anthem, Inc.†	312	74,265
Cardinal Health, Inc.	1,217	59,426
Cigna Corp.(b)	1,050	178,448
CVS Health Corp.	1	64
Envision Healthcare Corp.(a)*	473	20,817
Express Scripts Holding Co.†*	2,093	161,601
HCA Healthcare, Inc.	127	13,030
Humana, Inc.	14	4,167
Laboratory Corp. of America Holdings†*	448	80,429
McKesson Corp.	176	23,478
Medtronic PLC (Ireland)†	2,068	177,041
UnitedHealth Group, Inc.†	394	96,664
Universal Health Services, Inc., Class B	18	2,006
Varian Medical Systems, Inc.*	103	11,713

		1,140,290

Household & Personal Products — 7.8%
Church & Dwight Co., Inc.(a)	958	50,927
Colgate-Palmolive Co.†	3,413	221,197
Estee Lauder Cos., Inc. (The), Class A†	1,511	215,605
Kimberly-Clark Corp.†(a)	1,403	147,792
Procter & Gamble Co. (The)†(b)	5,208	406,536

		1,042,057

Insurance — 2.0%
Aflac, Inc.	318	13,680
Arthur J Gallagher & Co.	713	46,545
Loews Corp.	751	36,258
Progressive Corp. (The)†	2,298	135,927
Torchmark Corp.†	436	35,495
Travelers Cos., Inc. (The)	23	2,814
XL Group Ltd. (Bermuda)	57	3,189

		273,908

Materials — 5.6%
Avery Dennison Corp.†	382	39,002
DowDuPont, Inc.†	1,882	124,061
Eastman Chemical Co.†	336	33,587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.	1,124	$157,731
Freeport-McMoRan, Inc.†	6,208	107,150
International Paper Co.†	1,787	93,067
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	191,029

		745,627

Media — 4.6%
CBS Corp., Class B, non-voting shares†	1,589	89,334
Comcast Corp., Class A†	3,060	100,399
DISH Network Corp., Class A(a)*	1,825	61,338
Interpublic Group of Cos., Inc. (The)(a)	1,658	38,864
News Corp., Class A	2,522	39,091
Omnicom Group, Inc.(a)	989	75,431
Walt Disney Co. (The)	2,040	213,812

		618,269

Pharmaceuticals, Biotechnology & Life Sciences — 12.6%
AbbVie, Inc.†	2,246	208,092
Amgen, Inc.†	742	136,966
Biogen, Inc.†*	409	118,708
Bristol-Myers Squibb Co.	1,068	59,103
Celgene Corp.†*	3,047	241,993
Gilead Sciences, Inc.†	1,458	103,285
Johnson & Johnson†	2,247	272,651
Merck & Co., Inc.†	1,299	78,849
Pfizer, Inc.†	7,752	281,243
Zoetis, Inc.†	2,103	179,155

		1,680,045

Real Estate — 1.0%
CBRE Group, Inc., Class A†*	392	18,714
Equity Residential, REIT	2	127
Weyerhaeuser Co., REIT†	3,267	119,115

		137,956

Retailing — 6.9%
Advance Auto Parts, Inc.(a)	301	40,846
Amazon.com, Inc.*	4	6,799
AutoZone, Inc.†*	106	71,119
Best Buy Co., Inc.	192	14,319
Booking Holdings, Inc.†*	104	210,817
Dollar Tree, Inc.†*	316	26,860
Foot Locker, Inc.	175	9,214
Gap, Inc. (The)(a)	47	1,522

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)†	1,465	$285,821
Kohl’s Corp.(a)	618	45,052
Lowe’s Cos., Inc.	352	33,641
O’Reilly Automotive, Inc.*	2	547
Ross Stores, Inc.†	329	27,883
Target Corp.†	443	33,721
Tiffany & Co.	491	64,616
TJX Cos., Inc. (The)†	467	44,449

		917,226

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	220	21,102
Applied Materials, Inc.†	103	4,758
Intel Corp.†	655	32,560
Micron Technology, Inc.†(a)*	4,839	253,757
Texas Instruments, Inc.†	1,782	196,466

		508,643

Software & Services — 14.9%
Accenture PLC, Class A (Ireland)†(b)	2,363	386,563
Automatic Data Processing, Inc.	1,722	230,989
Broadridge Financial Solutions, Inc.	402	46,270
CA, Inc.†	1,606	57,254
Citrix Systems, Inc.†*	536	56,194
DXC Technology Co.†	1,235	99,553
eBay, Inc.*	2,310	83,761
Fiserv, Inc.*	476	35,267
International Business Machines Corp.†	2,514	351,206
Intuit, Inc.(b)	1,001	204,509
Oracle Corp.	4,096	180,470
Paychex, Inc.†	1,554	106,216
Total System Services, Inc.	3	254
Visa, Inc., Class A(a)	1,109	146,887

		1,985,393

Technology Hardware & Equipment — 9.9%
Amphenol Corp., Class A†	1,155	100,658
Apple, Inc.†	2,299	425,568
Cisco Systems, Inc.†	7,705	331,546
F5 Networks, Inc.†*	238	41,043
FLIR Systems, Inc.	545	28,324
Hewlett Packard Enterprise Co.†	36	526
HP, Inc.†	7,022	159,329
Motorola Solutions, Inc.†	698	81,226
NetApp, Inc.†	1,075	84,420

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)†(a) .	1,233	$69,628

		1,322,268

Telecommunication Services — 0.2%
Verizon Communications, Inc.†	414	20,828

Transportation — 3.7%
CH Robinson Worldwide, Inc.	545	45,595
Expeditors International of Washington, Inc.†	731	53,436
FedEx Corp.(a)	921	209,122
Norfolk Southern Corp.†	516	77,849
Union Pacific Corp.†	765	108,385

		494,387

Utilities — 1.4%
CMS Energy Corp.	1,101	52,055
Evergy, Inc.	553	31,051
FirstEnergy Corp.†	1,927	69,199
NRG Energy, Inc.†	1,371	42,090

		194,395

TOTAL COMMON STOCKS (Cost $17,790,946)		19,005,487

TOTAL LONG POSITIONS - 142.3% (Cost $17,790,946)		19,005,487

SHORT POSITIONS — (82.3)%
COMMON STOCKS — (82.3)%
Automobiles & Components — (1.8)%
Ford Motor Co.	(9,951)	(110,158)
General Motors Co.	(3,178)	(125,213)

		(235,371)

Banks — (3.4)%
BB&T Corp.	(769)	(38,788)
Citigroup, Inc.	(2,232)	(149,365)
Citizens Financial Group, Inc.	(1,230)	(47,847)
Fifth Third Bancorp	(1,519)	(43,595)
Huntington Bancshares, Inc.	(2,140)	(31,586)
KeyCorp.	(2,679)	(52,348)
Regions Financial Corp.	(2,831)	(50,335)
SunTrust Banks, Inc.	(339)	(22,381)
US Bancorp.	(1)	(50)
Zions Bancorporation	(444)	(23,394)

		(459,689)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (3.6)%
Allegion PLC (Ireland)	(217)	$(16,787)
AO Smith Corp.	(255)	(15,083)
Arconic, Inc.	(1,093)	(18,592)
Eaton Corp. PLC (Ireland)	(990)	(73,993)
Fastenal Co.	(59)	(2,840)
Flowserve Corp.	(295)	(11,918)
Fluor Corp.	(319)	(15,561)
Fortune Brands Home & Security, Inc.	(347)	(18,630)
Huntington Ingalls Industries, Inc.	(56)	(12,140)
Ingersoll-Rand PLC (Ireland)	(572)	(51,326)
Jacobs Engineering Group, Inc.	(354)	(22,475)
Johnson Controls International PLC (Ireland)	(2,114)	(70,713)
L3 Technologies, Inc.	(178)	(34,233)
Masco Corp.	(723)	(27,055)
PACCAR, Inc.	(794)	(49,196)
Quanta Services, Inc.*	(385)	(12,859)
Rockwell Collins, Inc.	(10)	(1,347)
United Rentals, Inc.*	(134)	(19,781)

		(474,529)

Commercial & Professional Services — (1.1)%
Equifax, Inc.	(272)	(34,030)
IHS Markit Ltd. (Bermuda)*	(997)	(51,435)
Nielsen Holdings PLC (United Kingdom)	(814)	(25,177)
Stericycle, Inc.*	(205)	(13,384)
Waste Management, Inc.	(335)	(27,249)

		(151,275)

Consumer Durables & Apparel — (1.2)%
DR Horton, Inc.	(11)	(451)
Hanesbrands, Inc.	(380)	(8,368)
Leggett & Platt, Inc.	(301)	(13,437)
Mohawk Industries, Inc.*	(186)	(39,854)
NIKE, Inc., Class B	(291)	(23,187)
PulteGroup, Inc.	(298)	(8,568)
PVH Corp.	(174)	(26,051)
Under Armour, Inc., Class C*	(1,003)	(21,143)
Whirlpool Corp.	(178)	(26,029)

		(167,088)

Consumer Services — (3.0)%
Carnival Corp. (Panama)	(1,793)	(102,757)
Chipotle Mexican Grill, Inc.*	(70)	(30,196)
McDonald’s Corp.	(83)	(13,005)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(1,418)	$(41,165)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(513)	(24,239)
Royal Caribbean Cruises Ltd. (Liberia)	(485)	(50,246)
Starbucks Corp.	(1,847)	(90,226)
Wynn Resorts Ltd.	(258)	(43,174)

		(395,008)

Diversified Financials — (2.8)%
Ameriprise Financial, Inc.	(183)	(25,598)
Bank of New York Mellon Corp. (The)	(1,904)	(102,683)
Capital One Financial Corp.	(141)	(12,958)
Goldman Sachs Group, Inc. (The)	(229)	(50,511)
Jefferies Financial Group, Inc.	(859)	(19,534)
Morgan Stanley	(1,065)	(50,481)
Northern Trust Corp.	(312)	(32,102)
State Street Corp.	(263)	(24,483)
Synchrony Financial	(1,721)	(57,447)

		(375,797)

Energy — (8.5)%
Anadarko Petroleum Corp.	(1,329)	(97,349)
Andeavor	(346)	(45,388)
Apache Corp.	(872)	(40,766)
Cimarex Energy Co.	(239)	(24,316)
Concho Resources, Inc.*	(374)	(51,743)
Devon Energy Corp.	(1,315)	(57,807)
EOG Resources, Inc.	(1,301)	(161,883)
EQT Corp.	(662)	(36,529)
Halliburton Co.	(94)	(4,236)
Helmerich & Payne, Inc.	(304)	(19,383)
HollyFrontier Corp.	(399)	(27,304)
Kinder Morgan, Inc.	(5,699)	(100,701)
National Oilwell Varco, Inc.	(870)	(37,758)
Newfield Exploration Co.*	(500)	(15,125)
ONEOK, Inc.	(970)	(67,735)
Pioneer Natural Resources Co.	(426)	(80,616)
Schlumberger Ltd. (Curacao)	(3,126)	(209,536)
Williams Cos., Inc. (The)	(2,069)	(56,091)

		(1,134,266)

Food, Beverage & Tobacco — (2.7)%
Archer-Daniels-Midland Co.	(1,395)	(63,933)
Campbell Soup Co.	(681)	(27,608)
Constellation Brands, Inc., Class A	(399)	(87,329)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hormel Foods Corp.	(1,199)	$(44,615)
McCormick & Co., Inc., non-voting shares	(276)	(32,041)
Molson Coors Brewing Co., Class B	(510)	(34,700)
Monster Beverage Corp.*	(1,273)	(72,943)

		(363,169)

Health Care Equipment & Services — (6.4)%
ABIOMED, Inc.*	(100)	(40,905)
Align Technology, Inc.*	(200)	(68,428)
Baxter International, Inc.	(1,208)	(89,199)
Becton Dickinson and Co.	(566)	(135,591)
Boston Scientific Corp.*	(359)	(11,739)
Cerner Corp.*	(858)	(51,300)
Cooper Cos., Inc. (The)	(122)	(28,725)
DaVita, Inc.*	(457)	(31,734)
DENTSPLY SIRONA, Inc.	(514)	(22,498)
Edwards Lifesciences Corp.*	(488)	(71,038)
Henry Schein, Inc.*	(386)	(28,039)
Hologic, Inc.*	(691)	(27,467)
IDEXX Laboratories, Inc.*	(218)	(47,511)
Intuitive Surgical, Inc.*	(256)	(122,491)
Quest Diagnostics, Inc.	(230)	(25,286)
Zimmer Biomet Holdings, Inc.	(507)	(56,500)

		(858,451)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(292)	(39,493)
Coty, Inc., Class A	(1,878)	(26,480)

		(65,973)

Insurance — (3.4)%
Allstate Corp. (The)	(356)	(32,492)
American International Group, Inc.	(251)	(13,308)
Aon PLC (United Kingdom)	(389)	(53,359)
Assurant, Inc.	(131)	(13,557)
Cincinnati Financial Corp.	(411)	(27,479)
Everest Re Group Ltd. (Bermuda)	(96)	(22,126)
Lincoln National Corp.	(499)	(31,063)
MetLife, Inc.	(2,319)	(101,108)
Principal Financial Group, Inc.	(579)	(30,658)
Prudential Financial, Inc.	(903)	(84,440)
Willis Towers Watson PLC (Ireland)	(324)	(49,118)

		(458,708)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(494)	(76,931)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.	(272)	$(25,658)
CF Industries Holdings, Inc.	(462)	(20,513)
FMC Corp.	(336)	(29,975)
Martin Marietta Materials, Inc.	(157)	(35,063)
Mosaic Co. (The)	(988)	(27,713)
Newmont Mining Corp.	(1,335)	(50,343)
Nucor Corp.	(778)	(48,625)
Packaging Corp. of America	(212)	(23,699)
PPG Industries, Inc.	(571)	(59,230)
Sherwin-Williams Co. (The)	(71)	(28,937)
Vulcan Materials Co.	(384)	(49,559)
WestRock Co.	(527)	(30,050)

		(506,296)

Media — (2.0)%
Charter Communications, Inc., Class A*	(507)	(148,657)
Discovery, Inc., Class A*	(1,598)	(43,945)
Twenty-First Century Fox, Inc., Class A	(1,296)	(64,398)
Viacom, Inc., Class B	(352)	(10,616)

		(267,616)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(36)	(2,226)
Alexion Pharmaceuticals, Inc.*	(556)	(69,027)
Allergan PLC (Ireland)	(765)	(127,541)
Eli Lilly & Co.	(2,143)	(182,862)
Illumina, Inc.*	(380)	(106,130)
Incyte Corp.*	(545)	(36,515)
IQVIA Holdings, Inc.*	(522)	(52,106)
Mettler-Toledo International, Inc.*	(59)	(34,139)
Mylan NV (Netherlands)*	(1,167)	(42,175)
Nektar Therapeutics*	(399)	(19,483)
PerkinElmer, Inc.	(276)	(20,212)
Perrigo Co. PLC (Ireland)	(317)	(23,112)
Thermo Fisher Scientific, Inc.	(405)	(83,892)
Vertex Pharmaceuticals, Inc.*	(647)	(109,964)
Waters Corp.*	(1)	(194)

		(909,578)

Real Estate — (7.3)%
American Tower Corp., REIT	(1,074)	(154,839)
Apartment Investment & Management Co., Class A, REIT	(364)	(15,397)
Boston Properties, Inc., REIT	(387)	(48,538)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(1,017)	$(109,653)
Digital Realty Trust, Inc., REIT	(445)	(49,653)
Equinix, Inc., REIT	(198)	(85,118)
Essex Property Trust, Inc., REIT	(142)	(33,948)
Federal Realty Investment Trust, REIT	(184)	(23,285)
GGP, Inc., REIT	(2,397)	(48,971)
HCP, Inc., REIT	(669)	(17,274)
Host Hotels & Resorts, Inc., REIT	(1,852)	(39,022)
Iron Mountain, Inc., REIT	(709)	(24,822)
Kimco Realty Corp., REIT	(1,067)	(18,128)
Macerich Co. (The), REIT	(353)	(20,061)
Prologis, Inc., REIT	(3)	(197)
Public Storage, REIT	(149)	(33,802)
Realty Income Corp., REIT	(127)	(6,831)
SBA Communications Corp., REIT*	(291)	(48,050)
Simon Property Group, Inc., REIT	(779)	(132,578)
SL Green Realty Corp., REIT	(232)	(23,323)
Vornado Realty Trust, REIT	(476)	(35,186)

		(968,676)

Retailing — (3.0)%
Expedia Group, Inc.	(360)	(43,268)
Genuine Parts Co.	(367)	(33,687)
LKQ Corp.*	(774)	(24,691)
Macy’s, Inc.	(10)	(374)
Netflix, Inc.*	(586)	(229,378)
Nordstrom, Inc.	(379)	(19,625)
Tractor Supply Co.	(284)	(21,723)
TripAdvisor, Inc.*	(403)	(22,451)
Ulta Beauty, Inc.*	(45)	(10,506)

		(405,703)

Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Micro Devices, Inc.*	(2,452)	(36,755)
Broadcom, Inc.	(554)	(134,423)
Microchip Technology, Inc.	(654)	(59,481)
NVIDIA Corp.	(860)	(203,734)
Xilinx, Inc.	(638)	(41,636)

		(476,029)

Software & Services — (9.5)%
Activision Blizzard, Inc.	(1,897)	(144,779)
Adobe Systems, Inc.*	(60)	(14,629)
Akamai Technologies, Inc.*	(366)	(26,802)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alliance Data Systems Corp.	(119)	$(27,751)
Alphabet, Inc., Class A*	(187)	(211,159)
ANSYS, Inc.*	(195)	(33,965)
Autodesk, Inc.*	(546)	(71,575)
Cadence Design Systems, Inc.*	(707)	(30,620)
Electronic Arts, Inc.*	(769)	(108,444)
Facebook, Inc., Class A*	(307)	(59,656)
Global Payments, Inc.	(398)	(44,373)
PayPal Holdings, Inc.*	(2,058)	(171,370)
Red Hat, Inc.*	(13)	(1,747)
salesforce.com, Inc.*	(1,019)	(138,992)
Symantec Corp.	(1,405)	(29,013)
Synopsys, Inc.*	(232)	(19,852)
Take-Two Interactive Software, Inc.*	(265)	(31,365)
Twitter, Inc.*	(1,706)	(74,501)
Western Union Co. (The)	(1,149)	(23,359)

		(1,263,952)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(2,149)	(59,119)
IPG Photonics Corp.*	(121)	(26,696)
Juniper Networks, Inc.	(790)	(21,662)
Western Digital Corp.	(227)	(17,572)
Xerox Corp.	(440)	(10,560)

		(135,609)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(2,678)	(49,918)

Transportation — (3.6)%
Alaska Air Group, Inc.	(286)	(17,272)
American Airlines Group, Inc.	(1,195)	(45,362)
CSX Corp.	(1,474)	(94,012)
Delta Air Lines, Inc.	(1,632)	(80,849)
JB Hunt Transport Services, Inc.	(274)	(33,305)
Kansas City Southern	(238)	(25,218)
Southwest Airlines Co.	(1,474)	(74,997)
United Continental Holdings, Inc.*	(718)	(50,066)
United Parcel Service, Inc., Class B	(568)	(60,339)

		(481,420)

Utilities — (2.9)%
Alliant Energy Corp.	(196)	(8,295)
Ameren Corp.	(550)	(33,468)
American Electric Power Co., Inc.	(549)	(38,018)
American Water Works Co., Inc.	(440)	(37,567)
Edison International	(389)	(24,612)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(181)	$(14,623)
Eversource Energy	(225)	(13,187)
NextEra Energy, Inc.	(293)	(48,940)
NiSource, Inc.	(554)	(14,559)
PG&E Corp.	(1,164)	(49,540)
Pinnacle West Capital Corp.	(253)	(20,382)
Public Service Enterprise Group, Inc.	(98)	(5,306)
SCANA Corp.	(327)	(12,596)
Sempra Energy	(616)	(71,524)

		(392,617)

TOTAL COMMON STOCK (Proceeds $10,852,076)		(10,996,738)

TOTAL SECURITIES SOLD SHORT - (82.3)% (Proceeds $10,852,076)		(10,996,738)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		5,344,837

NET ASSETS - 100.0%		$13,353,586

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $976,342.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.1%
COMMON STOCKS — 111.1%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)†	150	$13,744
General Motors Co.	2	79
Goodyear Tire & Rubber Co. (The)	134	3,121

		16,944

Banks — 0.3%
JPMorgan Chase & Co.	70	7,294

Capital Goods — 7.3%
AMETEK, Inc.†	129	9,309
Boeing Co. (The)†	81	27,176
Caterpillar, Inc.†	90	12,210
Cummins, Inc.†	95	12,635
Dover Corp.	77	5,636
Harris Corp.	2	289
Honeywell International, Inc.†	213	30,683
Illinois Tool Works, Inc.†	132	18,287
Parker-Hannifin Corp.†	72	11,221
Raytheon Co.†	161	31,102
Snap-on, Inc.(a)	32	5,143
WW Grainger, Inc.†(a)	32	9,869
Xylem, Inc.†	24	1,617

		175,177

Commercial & Professional Services — 0.5%
Republic Services, Inc.†	181	12,373
Robert Half International, Inc.	2	130
Waste Management, Inc.	2	163

		12,666

Consumer Durables & Apparel — 2.5%
Garmin Ltd. (Switzerland)	103	6,283
Hasbro, Inc.†(a)	70	6,462
Mattel, Inc.(a)	192	3,153
Michael Kors Holdings Ltd. (British Virgin Islands)†*	94	6,260
Newell Brands, Inc.†	250	6,448
Ralph Lauren Corp.†	47	5,909
Tapestry, Inc.†	158	7,380
VF Corp.†	221	18,016

		59,911

Consumer Services — 1.6%
Darden Restaurants, Inc.	67	7,173
Hilton Worldwide Holdings, Inc.†	5	396
Marriott International, Inc., Class A†	116	14,686

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	192	$15,018

		37,273

Diversified Financials — 7.8%
BlackRock, Inc.†	90	44,914
Cboe Global Markets, Inc.	61	6,348
CME Group, Inc.†	179	29,342
Franklin Resources, Inc.†	309	9,903
Intercontinental Exchange, Inc.†	324	23,830
Invesco Ltd. (Bermuda)†	227	6,029
Moody’s Corp.†	105	17,909
Nasdaq, Inc.†	94	8,579
S&P Global, Inc.†	122	24,875
T Rowe Price Group, Inc.†	137	15,904

		187,633

Energy — 10.1%
Cabot Oil & Gas Corp.†	257	6,117
Chevron Corp.†	175	22,125
ConocoPhillips†	678	47,202
Exxon Mobil Corp.†	689	57,001
Hess Corp.†	175	11,706
Marathon Oil Corp.†	469	9,783
Marathon Petroleum Corp.†	269	18,873
Noble Energy, Inc.†	269	9,490
Occidental Petroleum Corp.†	237	19,832
Phillips 66†	281	31,559
TechnipFMC PLC (United Kingdom)†	257	8,157

		241,845

Food & Staples Retailing — 4.5%
Kroger Co. (The)†	485	13,798
Sysco Corp.†	284	19,394
Walgreens Boots Alliance, Inc.†	323	19,385
Walmart, Inc.†	649	55,587

		108,164

Food, Beverage & Tobacco — 10.2%
Altria Group, Inc.†	974	55,313
Brown-Forman Corp., Class B(a)	104	5,097
Coca-Cola Co. (The)†	178	7,807
Conagra Brands, Inc.	189	6,753
General Mills, Inc.†	27	1,195
Hershey Co. (The)†	118	10,981
JM Smucker Co. (The)(a)	62	6,664
Kraft Heinz Co. (The)†	601	37,755
PepsiCo, Inc.†	391	42,568

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†	696	$56,195
Tyson Foods, Inc., Class A†	206	14,183

		244,511

Health Care Equipment & Services — 6.8%
Aetna, Inc.†	182	33,397
Anthem, Inc.†	54	12,854
Cardinal Health, Inc.†	170	8,301
Cigna Corp.†	147	24,983
CVS Health Corp.	4	257
Envision Healthcare Corp.*	67	2,949
Express Scripts Holding Co.†*	125	9,651
HCA Healthcare, Inc.	48	4,925
Humana, Inc.	11	3,274
Laboratory Corp. of America Holdings†*	61	10,951
McKesson Corp.	43	5,736
Medtronic PLC (Ireland)†	320	27,395
UnitedHealth Group, Inc.†	56	13,739
Universal Health Services, Inc., Class B	8	892
Varian Medical Systems, Inc.*	20	2,274

		161,578

Household & Personal Products — 6.1%
Church & Dwight Co., Inc.(a)	134	7,123
Colgate-Palmolive Co.†	476	30,850
Estee Lauder Cos., Inc. (The), Class A†	210	29,965
Kimberly-Clark Corp.†	195	20,541
Procter & Gamble Co. (The)†	738	57,608

		146,087

Insurance — 2.0%
Aflac, Inc.	120	5,162
Arthur J Gallagher & Co.	100	6,528
Loews Corp.	145	7,001
Progressive Corp. (The)†	323	19,105
Torchmark Corp.	61	4,966
Travelers Cos., Inc. (The)†	12	1,468
XL Group Ltd. (Bermuda)	63	3,525

		47,755

Materials — 4.0%
Avery Dennison Corp.†	50	5,105
DowDuPont, Inc.†	174	11,470
Eastman Chemical Co.†	62	6,198

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.†	157	$22,032
Freeport-McMoRan, Inc.†	808	13,946
International Paper Co.†	230	11,978
LyondellBasell Industries NV, Class A (Netherlands)†	221	24,277

		95,006

Media — 3.7%
CBS Corp., Class B, non-voting shares†	223	12,537
Comcast Corp., Class A†	429	14,075
DISH Network Corp., Class A†*	255	8,571
Interpublic Group of Cos., Inc. (The)†(a)	215	5,040
News Corp., Class A†	325	5,038
Omnicom Group, Inc.†	128	9,763
Viacom, Inc., Class B†	24	724
Walt Disney Co. (The)†	303	31,757

		87,505

Pharmaceuticals, Biotechnology & Life Sciences — 9.9%
AbbVie, Inc.†	278	25,757
Amgen, Inc.†	99	18,274
Biogen, Inc.†*	57	16,544
Bristol-Myers Squibb Co.†	227	12,562
Celgene Corp.†*	422	33,515
Gilead Sciences, Inc.†	201	14,239
Johnson & Johnson†	326	39,557
Merck & Co., Inc.†	188	11,412
Pfizer, Inc.†	1,166	42,302
Zoetis, Inc.†	271	23,086

		237,248

Real Estate — 0.8%
CBRE Group, Inc., Class A†*	42	2,005
Equity Residential, REIT	33	2,102
Ventas, Inc., REIT	3	171
Weyerhaeuser Co., REIT†	421	15,350

		19,628

Retailing — 6.2%
Advance Auto Parts, Inc.(a)	41	5,564
Amazon.com, Inc.*	1	1,700
AutoZone, Inc.†*	15	10,064
Best Buy Co., Inc.(a)	34	2,536
Booking Holdings, Inc.†*	19	38,515
Dollar Tree, Inc.*	51	4,335

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Foot Locker, Inc.	70	$3,686
Home Depot, Inc. (The)†	207	40,386
Kohl’s Corp.†(a)	92	6,707
Lowe’s Cos., Inc.	42	4,014
Nordstrom, Inc.(a)	2	104
O’Reilly Automotive, Inc.*	2	547
Ross Stores, Inc.†	39	3,305
Target Corp.†	84	6,394
Tiffany & Co.†	68	8,949
TJX Cos., Inc. (The)†	113	10,755

		147,561

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	27	2,590
Intel Corp.†	133	6,611
Micron Technology, Inc.†*	688	36,079
Texas Instruments, Inc.†	216	23,814

		69,094

Software & Services — 11.7%
Accenture PLC, Class A (Ireland)†	321	52,512
Automatic Data Processing, Inc.†	241	32,328
Broadridge Financial Solutions, Inc.	63	7,251
CA, Inc.†	225	8,021
Citrix Systems, Inc.†*	75	7,863
DXC Technology Co.†	159	12,817
eBay, Inc.†*	358	12,981
Fiserv, Inc.*	109	8,076
International Business Machines Corp.†	361	50,432
Intuit, Inc.†	140	28,603
Oracle Corp.†	605	26,656
Paychex, Inc.†	200	13,670
Visa, Inc., Class A†	145	19,205

		280,415

Technology Hardware & Equipment — 7.5%
Amphenol Corp., Class A†	171	14,903
Apple, Inc.†	317	58,680
Cisco Systems, Inc.†	996	42,858
F5 Networks, Inc.*	34	5,863
FLIR Systems, Inc.	76	3,950
Hewlett Packard Enterprise Co.†	7	102
HP, Inc.†	915	20,761
Motorola Solutions, Inc.†	90	10,473
NetApp, Inc.†	149	11,701

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)†	159	$8,979

		178,270

Telecommunication Services — 0.3%
AT&T, Inc.†	73	2,337
Verizon Communications, Inc.†	87	4,377

		6,714

Transportation — 2.6%
CH Robinson Worldwide, Inc.	77	6,442
Expeditors International of Washington, Inc.†	98	7,164
FedEx Corp.†	143	32,470
Norfolk Southern Corp.	7	1,056
Union Pacific Corp.†	111	15,726

		62,858

Utilities — 1.1%
CMS Energy Corp.	154	7,281
Evergy, Inc.	77	4,324
FirstEnergy Corp.†	265	9,516
NRG Energy, Inc.	177	5,434

		26,555

TOTAL COMMON STOCKS (Cost $2,505,049)		2,657,692

TOTAL LONG POSITIONS - 111.1%		2,657,692

(Cost $2,505,049)

SHORT POSITIONS — (50.5)%
COMMON STOCKS — (50.5)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(1,007)	(11,148)

Banks — (2.8)%
Bank of America Corp.	(11)	(310)
BB&T Corp.	(155)	(7,818)
Citigroup, Inc.	(287)	(19,206)
Citizens Financial Group, Inc.	(125)	(4,862)
Fifth Third Bancorp.	(177)	(5,080)
Huntington Bancshares, Inc.	(277)	(4,089)
KeyCorp.	(272)	(5,315)
M&T Bank Corp.	(3)	(510)
Regions Financial Corp.	(299)	(5,316)
SunTrust Banks, Inc.	(97)	(6,404)
US Bancorp.	(25)	(1,250)
Wells Fargo & Co.	(62)	(3,437)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorporation	(50)	$(2,634)

		(66,231)

Capital Goods — (2.3)%
Allegion PLC (Ireland)	(23)	(1,779)
AO Smith Corp.	(43)	(2,544)
Arconic, Inc.	(122)	(2,075)
Eaton Corp. PLC (Ireland)	(109)	(8,147)
Flowserve Corp.	(33)	(1,333)
Fluor Corp.	(35)	(1,707)
Fortune Brands Home & Security, Inc.	(39)	(2,094)
General Dynamics Corp.	(2)	(373)
Huntington Ingalls Industries, Inc.	(11)	(2,385)
Ingersoll-Rand PLC (Ireland)	(63)	(5,653)
Jacobs Engineering Group, Inc.	(35)	(2,222)
Johnson Controls International PLC (Ireland)	(232)	(7,760)
L3 Technologies, Inc.	(19)	(3,654)
Masco Corp.	(78)	(2,919)
PACCAR, Inc.	(88)	(5,453)
Quanta Services, Inc.*	(40)	(1,336)
United Rentals, Inc.*	(21)	(3,100)

		(54,534)

Commercial & Professional Services — (0.5)%
Equifax, Inc.	(30)	(3,753)
IHS Markit Ltd. (Bermuda)*	(101)	(5,211)
Nielsen Holdings PLC (United Kingdom)	(89)	(2,753)
Stericycle, Inc.*	(22)	(1,436)

		(13,153)

Consumer Durables & Apparel — (0.7)%
DR Horton, Inc.	(2)	(82)
Hanesbrands, Inc.	(90)	(1,982)
Leggett & Platt, Inc.	(34)	(1,518)
Mohawk Industries, Inc.*	(19)	(4,071)
NIKE, Inc., Class B	(16)	(1,275)
PulteGroup, Inc.	(27)	(776)
PVH Corp.	(20)	(2,994)
Under Armour, Inc., Class C*	(111)	(2,340)
Whirlpool Corp.	(19)	(2,778)

		(17,816)

Consumer Services — (1.7)%
Carnival Corp. (Panama)	(181)	(10,373)
Chipotle Mexican Grill, Inc.*	(8)	(3,451)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.	(29)	$(4,544)
MGM Resorts International	(144)	(4,180)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(56)	(2,646)
Royal Caribbean Cruises Ltd. (Liberia)	(53)	(5,491)
Starbucks Corp.	(141)	(6,888)
Wynn Resorts Ltd.	(26)	(4,351)

		(41,924)

Diversified Financials — (2.2)%
Ameriprise Financial, Inc.	(36)	(5,036)
Bank of New York Mellon Corp. (The)	(227)	(12,242)
Capital One Financial Corp.	(38)	(3,492)
Goldman Sachs Group, Inc. (The)	(27)	(5,955)
Jefferies Financial Group, Inc.	(91)	(2,069)
Morgan Stanley	(153)	(7,252)
Northern Trust Corp.	(45)	(4,630)
State Street Corp.	(49)	(4,562)
Synchrony Financial	(196)	(6,542)

		(51,780)

Energy — (4.9)%
Anadarko Petroleum Corp.	(134)	(9,816)
Andeavor	(37)	(4,854)
Apache Corp.	(96)	(4,488)
Cimarex Energy Co.	(24)	(2,442)
Concho Resources, Inc.*	(37)	(5,119)
Devon Energy Corp.	(133)	(5,847)
EOG Resources, Inc.	(132)	(16,425)
EQT Corp.	(67)	(3,697)
Halliburton Co.	(1)	(45)
Helmerich & Payne, Inc.	(29)	(1,849)
HollyFrontier Corp.	(43)	(2,943)
Kinder Morgan, Inc.	(577)	(10,196)
National Oilwell Varco, Inc.	(95)	(4,123)
Newfield Exploration Co.*	(51)	(1,543)
ONEOK, Inc.	(103)	(7,193)
Pioneer Natural Resources Co.	(43)	(8,137)
Schlumberger Ltd. (Curacao)	(343)	(22,991)
Williams Cos., Inc. (The)	(209)	(5,666)

		(117,374)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(141)	(6,462)
Campbell Soup Co.	(74)	(3,000)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	(43)	$(9,411)
Hormel Foods Corp.	(131)	(4,875)
McCormick & Co., Inc., non-voting shares	(32)	(3,715)
Molson Coors Brewing Co., Class B	(56)	(3,810)
Monster Beverage Corp.*	(140)	(8,022)

		(39,295)

Health Care Equipment & Services — (3.8)%
ABIOMED, Inc.*	(10)	(4,090)
Align Technology, Inc.*	(20)	(6,843)
Baxter International, Inc.	(133)	(9,821)
Becton Dickinson and Co.	(57)	(13,655)
Boston Scientific Corp.*	(50)	(1,635)
Cerner Corp.*	(87)	(5,202)
Cooper Cos., Inc. (The)	(13)	(3,061)
DaVita, Inc.*	(46)	(3,194)
DENTSPLY SIRONA, Inc.	(56)	(2,451)
Edwards Lifesciences Corp.*	(53)	(7,715)
Henry Schein, Inc.*	(39)	(2,833)
Hologic, Inc.*	(70)	(2,782)
IDEXX Laboratories, Inc.*	(22)	(4,795)
Intuitive Surgical, Inc.*	(28)	(13,398)
Quest Diagnostics, Inc.	(31)	(3,408)
Zimmer Biomet Holdings, Inc.	(52)	(5,795)

		(90,678)

Household & Personal Products — (0.3)%
Clorox Co. (The)	(33)	(4,463)
Coty, Inc., Class A	(190)	(2,679)

		(7,142)

Insurance — (2.3)%
Allstate Corp. (The)	(69)	(6,298)
American International Group, Inc.	(66)	(3,499)
Aon PLC (United Kingdom)	(30)	(4,115)
Assurant, Inc.	(14)	(1,449)
Cincinnati Financial Corp.	(42)	(2,808)
Everest Re Group Ltd. (Bermuda)	(11)	(2,535)
Lincoln National Corp.	(55)	(3,424)
MetLife, Inc.	(254)	(11,074)
Principal Financial Group, Inc.	(74)	(3,918)
Prudential Financial, Inc.	(105)	(9,819)
Unum Group	(10)	(370)
Willis Towers Watson PLC (Ireland)	(34)	(5,154)

		(54,463)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (2.2)%
Air Products & Chemicals, Inc.	(55)	$(8,565)
Albemarle Corp.	(29)	(2,736)
CF Industries Holdings, Inc.	(58)	(2,575)
FMC Corp.	(34)	(3,033)
Martin Marietta Materials, Inc.	(16)	(3,573)
Mosaic Co. (The)	(95)	(2,665)
Newmont Mining Corp.	(135)	(5,091)
Nucor Corp.	(81)	(5,062)
Packaging Corp. of America	(24)	(2,683)
PPG Industries, Inc.	(63)	(6,535)
Sherwin-Williams Co. (The)	(3)	(1,223)
Vulcan Materials Co.	(35)	(4,517)
WestRock Co.	(64)	(3,649)

		(51,907)

Media — (1.3)%
Charter Communications, Inc., Class A*	(56)	(16,420)
Discovery, Inc., Class A*	(174)	(4,785)
Twenty-First Century Fox, Inc., Class A	(203)	(10,087)

		(31,292)

Pharmaceuticals, Biotechnology & Life Sciences — (4.2)%
Agilent Technologies, Inc.	(18)	(1,113)
Alexion Pharmaceuticals, Inc.*	(56)	(6,952)
Allergan PLC (Ireland)	(85)	(14,171)
Eli Lilly & Co.	(240)	(20,479)
Illumina, Inc.*	(37)	(10,334)
Incyte Corp.*	(55)	(3,685)
IQVIA Holdings, Inc.*	(59)	(5,889)
Mettler-Toledo International, Inc.*	(7)	(4,050)
Mylan NV (Netherlands)*	(127)	(4,590)
Nektar Therapeutics*	(40)	(1,953)
PerkinElmer, Inc.	(28)	(2,050)
Perrigo Co. PLC (Ireland)	(35)	(2,552)
Thermo Fisher Scientific, Inc.	(44)	(9,114)
Vertex Pharmaceuticals, Inc.*	(65)	(11,048)
Waters Corp.*	(8)	(1,549)

		(99,529)

Real Estate — (4.0)%
American Tower Corp., REIT	(110)	(15,859)
Apartment Investment & Management Co., Class A, REIT	(40)	(1,692)
Boston Properties, Inc., REIT	(40)	(5,017)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(104)	$(11,213)
Digital Realty Trust, Inc., REIT	(34)	(3,794)
Equinix, Inc., REIT	(20)	(8,598)
Essex Property Trust, Inc., REIT	(15)	(3,586)
Federal Realty Investment Trust, REIT	(19)	(2,405)
GGP, Inc., REIT	(242)	(4,944)
HCP, Inc., REIT	(71)	(1,833)
Host Hotels & Resorts, Inc., REIT	(187)	(3,940)
Iron Mountain, Inc., REIT	(71)	(2,486)
Kimco Realty Corp., REIT	(109)	(1,852)
Macerich Co. (The), REIT	(36)	(2,046)
Public Storage, REIT	(9)	(2,042)
SBA Communications Corp., REIT*	(31)	(5,119)
Simon Property Group, Inc., REIT	(79)	(13,445)
SL Green Realty Corp., REIT	(24)	(2,413)
Vornado Realty Trust, REIT	(49)	(3,622)

		(95,906)

Retailing — (2.1)%
Expedia Group, Inc.	(39)	(4,687)
Gap, Inc. (The)	(96)	(3,110)
Genuine Parts Co.	(37)	(3,396)
LKQ Corp.*	(79)	(2,520)
Macy’s, Inc.	(67)	(2,508)
Netflix, Inc.*	(70)	(27,400)
Tractor Supply Co.	(31)	(2,371)
TripAdvisor, Inc.*	(38)	(2,117)
Ulta Beauty, Inc.*	(5)	(1,167)

		(49,276)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(269)	(4,032)
Broadcom, Inc.	(61)	(14,801)
Microchip Technology, Inc.	(66)	(6,003)
NVIDIA Corp.	(101)	(23,927)
QUALCOMM, Inc.	(26)	(1,459)
Xilinx, Inc.	(65)	(4,242)

		(54,464)

Software & Services — (5.9)%
Activision Blizzard, Inc.	(192)	(14,654)
Adobe Systems, Inc.*	(11)	(2,682)
Akamai Technologies, Inc.*	(43)	(3,149)
Alliance Data Systems Corp.	(13)	(3,032)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Alphabet, Inc., Class A*	(21)	$(23,713)
ANSYS, Inc.*	(22)	(3,832)
Autodesk, Inc.*	(55)	(7,210)
Cadence Design Systems, Inc.*	(72)	(3,118)
Electronic Arts, Inc.*	(77)	(10,859)
Facebook, Inc., Class A*	(33)	(6,413)
Global Payments, Inc.	(41)	(4,571)
PayPal Holdings, Inc.*	(233)	(19,402)
Red Hat, Inc.*	(1)	(134)
salesforce.com, Inc.*	(110)	(15,004)
Symantec Corp.	(154)	(3,180)
Synopsys, Inc.*	(25)	(2,139)
Take-Two Interactive Software, Inc.*	(28)	(3,314)
Total System Services, Inc.	(46)	(3,888)
Twitter, Inc.*	(187)	(8,166)
Western Union Co. (The)	(117)	(2,379)

		(140,839)

Technology Hardware & Equipment — (0.7)%
Corning, Inc.	(226)	(6,217)
IPG Photonics Corp.*	(13)	(2,868)
Juniper Networks, Inc.	(87)	(2,386)
Western Digital Corp.	(56)	(4,335)
Xerox Corp.	(62)	(1,488)

		(17,294)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(271)	(5,052)

Transportation — (2.3)%
Alaska Air Group, Inc.	(31)	(1,872)
American Airlines Group, Inc.	(121)	(4,593)
CSX Corp.	(217)	(13,840)
Delta Air Lines, Inc.	(177)	(8,769)
JB Hunt Transport Services, Inc.	(28)	(3,403)
Kansas City Southern	(26)	(2,755)
Southwest Airlines Co.	(149)	(7,581)
United Continental Holdings, Inc.*	(73)	(5,090)
United Parcel Service, Inc., Class B	(63)	(6,693)

		(54,596)

Utilities — (1.7)%
Alliant Energy Corp.	(8)	(339)
Ameren Corp.	(60)	(3,651)
American Electric Power Co., Inc.	(59)	(4,086)
American Water Works Co., Inc.	(45)	(3,842)
Edison International	(53)	(3,353)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(20)	$(1,616)
Eversource Energy	(5)	(293)
NextEra Energy, Inc.	(41)	(6,848)
NiSource, Inc.	(23)	(604)
PG&E Corp.	(127)	(5,405)
Pinnacle West Capital Corp.	(27)	(2,175)
Public Service Enterprise Group, Inc.	(1)	(54)
SCANA Corp.	(35)	(1,348)
Sempra Energy	(65)	(7,547)

		(41,161)

TOTAL COMMON STOCK (Proceeds $1,182,942)		(1,206,854)

TOTAL SECURITIES SOLD SHORT - (50.5)%		(1,206,854)

(Proceeds $1,182,942)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		941,618

NET ASSETS - 100.0%		$2,392,456

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $35,588.
*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 185.1%
COMMON STOCKS — 185.1%
Automobiles & Components — 1.1%
Aptiv PLC (Jersey)†	3,070	$281,304
Goodyear Tire & Rubber Co. (The)(a)	2,772	64,560

		345,864

Banks — 0.8%
JPMorgan Chase & Co.†	2,369	246,850

Capital Goods — 12.8%
3M Co.	65	12,787
AMETEK, Inc.†	2,675	193,028
Boeing Co. (The)†	2,173	729,063
Caterpillar, Inc.†	1,729	234,573
Cummins, Inc.†	1,904	253,232
Dover Corp.(a)	1,426	104,383
Harris Corp.†	7	1,012
Honeywell International, Inc.†	4,595	661,910
Illinois Tool Works, Inc.†	3,378	467,988
Parker-Hannifin Corp.†	1,535	239,230
Raytheon Co.†	3,317	640,778
Snap-on, Inc.(a)	653	104,950
WW Grainger, Inc.(a)	646	199,226
Xylem, Inc.†	666	44,875

		3,887,035

Commercial & Professional Services — 0.9%
Republic Services, Inc.	3,795	259,426
Robert Half International, Inc.†	392	25,519

		284,945

Consumer Durables & Apparel — 4.1%
Garmin Ltd. (Switzerland)	2,177	132,797
Hasbro, Inc.(a)	1,444	133,296
Mattel, Inc.(a)	3,972	65,220
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,774	118,148
Newell Brands, Inc.(a)	5,612	144,733
Ralph Lauren Corp.(a)	939	118,051
Tapestry, Inc.	3,323	155,217
VF Corp.†	4,553	371,161

		1,238,623

Consumer Services — 1.9%
Darden Restaurants, Inc.	1,423	152,346
Hilton Worldwide Holdings, Inc.†	35	2,771
Marriott International, Inc., Class A†	1,021	129,259
Yum! Brands, Inc.†	3,914	306,153

		590,529

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 13.6%
Affiliated Managers Group, Inc.	115	$17,097
Berkshire Hathaway, Inc., Class B†*	620	115,723
BlackRock, Inc.†	1,863	929,712
Cboe Global Markets, Inc.	1,101	114,581
CME Group, Inc.†	3,816	625,519
E*TRADE Financial Corp.†*	1,095	66,970
Franklin Resources, Inc.(a)(b)	6,256	200,505
Intercontinental Exchange, Inc.†	6,709	493,447
Invesco Ltd. (Bermuda)†	4,701	124,859
Moody’s Corp.†	2,211	377,108
Nasdaq, Inc.†	1,928	175,969
S&P Global, Inc.†	2,880	587,203
T Rowe Price Group, Inc.(b)	2,810	326,213

		4,154,906

Energy — 17.0%
Cabot Oil & Gas Corp.	5,229	124,450
Chevron Corp.†	3,604	455,654
ConocoPhillips†(b)	13,513	940,775
Exxon Mobil Corp.†	14,142	1,169,968
Hess Corp.†	3,564	238,396
Marathon Oil Corp.	9,850	205,471
Marathon Petroleum Corp.†(b)	4,183	293,479
Noble Energy, Inc.†(a)	5,647	199,226
Occidental Petroleum Corp.†	3,522	294,721
Phillips 66†(b)	5,610	630,059
TechnipFMC PLC (United Kingdom)†	5,205	165,207
Valero Energy Corp.†	4,283	474,685

		5,192,091

Food & Staples Retailing — 7.4%
Kroger Co. (The)†	9,976	283,817
Sysco Corp.†	6,014	410,696
Walgreens Boots Alliance, Inc.†	6,189	371,433
Walmart, Inc.†	13,707	1,174,005

		2,239,951

Food, Beverage & Tobacco — 15.8%
Altria Group, Inc.†	20,284	1,151,928
Brown-Forman Corp., Class B(a)	911	44,648
Coca-Cola Co. (The)	690	30,263
Conagra Brands, Inc.	2,055	73,425
General Mills, Inc.†	2,049	90,689
Hershey Co. (The)(a)	2,418	225,019
JM Smucker Co. (The)(a)	1,311	140,906
Kraft Heinz Co. (The)†	13,043	819,361

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	7,068	$769,493
Philip Morris International, Inc.†	14,757	1,191,480
Tyson Foods, Inc., Class A†	4,246	292,337

		4,829,549

Health Care Equipment & Services — 10.5%
Aetna, Inc.†	3,778	693,263
Anthem, Inc.†	1,208	287,540
Cardinal Health, Inc.†	3,592	175,397
Centene Corp.†*	3	370
Cigna Corp.†	2,810	477,559
CVS Health Corp.	331	21,300
Danaher Corp.	34	3,355
Envision Healthcare Corp.(a)*	1,399	61,570
Express Scripts Holding Co.†*	2,947	227,538
HCA Healthcare, Inc.	337	34,576
Humana, Inc.	30	8,929
Laboratory Corp. of America Holdings†*	1,194	214,359
McKesson Corp.	607	80,974
Medtronic PLC (Ireland)†	6,737	576,755
UnitedHealth Group, Inc.†	1,252	307,166
Universal Health Services, Inc., Class B	61	6,798
Varian Medical Systems, Inc.*	266	30,250

		3,207,699

Household & Personal Products — 10.0%
Church & Dwight Co., Inc.(a)	2,823	150,071
Colgate-Palmolive Co.†	10,074	652,896
Estee Lauder Cos., Inc. (The), Class A†(b)	4,340	619,275
Kimberly-Clark Corp.†(a)	4,035	425,047
Procter & Gamble Co. (The)†	15,337	1,197,206

		3,044,495

Insurance — 2.6%
Aflac, Inc.	1,010	43,450
Arthur J Gallagher & Co.	2,103	137,284
Loews Corp.	2,219	107,133
Progressive Corp. (The)†	6,312	373,355
Torchmark Corp.	1,314	106,973
Travelers Cos., Inc. (The)	199	24,346
XL Group Ltd. (Bermuda)	143	8,001

		800,542

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.1%
Avery Dennison Corp.	1,017	$103,836
DowDuPont, Inc.†(b)	6,095	401,782
Eastman Chemical Co.†	1,430	142,943
Ecolab, Inc.†	3,331	467,439
Freeport-McMoRan, Inc.†	16,731	288,777
International Paper Co.†	4,783	249,099
LyondellBasell Industries NV, Class A (Netherlands)†	4,545	499,268

		2,153,144

Media — 6.1%
CBS Corp., Class B, non-voting shares†	4,653	261,592
Comcast Corp., Class A†	10,149	332,989
DISH Network Corp., Class A†(a) *	5,390	181,158
Interpublic Group of Cos., Inc. (The)(a)	4,452	104,355
News Corp., Class A†	6,731	104,330
Omnicom Group, Inc.(a)	2,588	197,387
Twenty-First Century Fox, Inc., Class A(b)	85	4,224
Viacom, Inc., Class B†	31	935
Walt Disney Co. (The)†	6,336	664,076

		1,851,046

Pharmaceuticals, Biotechnology & Life Sciences — 16.9%
AbbVie, Inc.†	7,416	687,092
Amgen, Inc.†	2,135	394,100
Biogen, Inc.†*	1,388	402,853
Bristol-Myers Squibb Co.†	3,170	175,428
Celgene Corp.†*	8,627	685,156
Gilead Sciences, Inc.†	6,123	433,753
Johnson & Johnson†	6,744	818,317
Merck & Co., Inc.†	3,459	209,961
Pfizer, Inc.†	24,225	878,883
Zoetis, Inc.†	5,598	476,894

		5,162,437

Real Estate — 1.3%
CBRE Group, Inc., Class A†*	1,651	78,819
Weyerhaeuser Co., REIT(b)	8,739	318,624

		397,443

Retailing — 9.6%
Advance Auto Parts, Inc.(a)	804	109,103
Amazon.com, Inc.*	10	16,998
AutoZone, Inc.*	308	206,646

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Best Buy Co., Inc.	721	$53,772
Booking Holdings, Inc.†(b)*	265	537,179
Dollar Tree, Inc.†*	1,263	107,355
Foot Locker, Inc.	1,322	69,603
Gap, Inc. (The)(a)	323	10,462
Home Depot, Inc. (The)†(b)	4,790	934,529
Kohl’s Corp.(a)	1,802	131,366
Lowe’s Cos., Inc.	2,210	211,210
Nordstrom, Inc.(a)	12	621
Ross Stores, Inc.†	1,486	125,938
Target Corp.†	1,531	116,540
Tiffany & Co.	1,411	185,688
TJX Cos., Inc. (The)	1,060	100,891

		2,917,901

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices, Inc.	718	68,871
Applied Materials, Inc.†	2,831	130,764
Intel Corp.†	2,461	122,336
Lam Research Corp.	140	24,199
Micron Technology, Inc.†(a)(b)*	14,874	779,993
Qorvo, Inc.(a) *	49	3,928
Texas Instruments, Inc.†	6,160	679,140

		1,809,231

Software & Services — 19.6%
Accenture PLC, Class A (Ireland)†	7,071	1,156,745
Automatic Data Processing, Inc.(b)	5,101	684,248
Broadridge Financial Solutions, Inc.	1,082	124,538
CA, Inc.†	4,759	169,658
Citrix Systems, Inc.†*	1,584	166,067
DXC Technology Co.†	3,299	265,932
eBay, Inc.*	6,996	253,675
Fiserv, Inc.*	1,487	110,172
International Business Machines Corp.†	7,712	1,077,366
Intuit, Inc.(b)	2,963	605,356
Mastercard, Inc., Class A	141	27,709
Oracle Corp.	12,972	571,546
Paychex, Inc.	4,146	283,379
Total System Services, Inc.†	19	1,606
Visa, Inc., Class A(a)	3,668	485,827

		5,983,824

Technology Hardware & Equipment — 12.8%
Amphenol Corp., Class A	3,230	281,494

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Apple, Inc.†	6,720	$1,243,939
Cisco Systems, Inc.†	25,992	1,118,436
F5 Networks, Inc.†*	705	121,577
FLIR Systems, Inc.†	1,585	82,372
HP, Inc.†	18,599	422,011
Motorola Solutions, Inc.†	1,872	217,845
NetApp, Inc.†	3,074	241,401
Seagate Technology PLC (Ireland)(a)	3,316	187,255

		3,916,330

Telecommunication Services — 0.5%
AT&T, Inc.†	1,807	58,023
Verizon Communications, Inc.†	1,532	77,075

		135,098

Transportation — 5.0%
CH Robinson Worldwide, Inc.	1,609	134,609
Expeditors International of Washington, Inc.†(a)	2,013	147,150
FedEx Corp.(a)	2,501	567,877
Norfolk Southern Corp.†	1,731	261,156
Union Pacific Corp.†	2,921	413,847

		1,524,639

Utilities — 1.8%
CMS Energy Corp.	3,208	151,674
Evergy, Inc.	1,465	82,260
FirstEnergy Corp.†	5,508	197,792
NRG Energy, Inc.†	3,637	111,656

		543,382

TOTAL COMMON STOCKS (Cost $53,407,866)		56,457,554

TOTAL LONG POSITIONS - 185.1%		56,457,554

(Cost $53,407,866)

SHORT POSITIONS — (86.0)%
COMMON STOCKS — (86.0)%
Automobiles & Components — (1.7)%
Ford Motor Co.	(21,392)	(236,809)
General Motors Co.	(7,559)	(297,825)

		(534,634)

Banks — (3.9)%
BB&T Corp.	(2,320)	(117,021)
Citigroup, Inc.	(5,686)	(380,507)
Citizens Financial Group, Inc.	(2,618)	(101,840)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp	(3,653)	$(104,841)
Huntington Bancshares, Inc.	(5,535)	(81,697)
KeyCorp.	(5,717)	(111,710)
Regions Financial Corp.	(6,180)	(109,880)
SunTrust Banks, Inc.	(1,205)	(79,554)
US Bancor	(479)	(23,960)
Wells Fargo & Co.	(334)	(18,517)
Zions Bancorporation	(1,058)	(55,746)

		(1,185,273)

Capital Goods — (4.0)%
Allegion PLC (Ireland)	(509)	(39,376)
AO Smith Corp.	(857)	(50,692)
Arconic, Inc.	(2,593)	(44,107)
Eaton Corp. PLC (Ireland)	(2,348)	(175,490)
Fastenal Co.	(568)	(27,338)
Flowserve Corp.	(701)	(28,320)
Fluor Corp.	(755)	(36,829)
Fortune Brands Home & Security, Inc.	(796)	(42,737)
General Dynamics Corp.	(104)	(19,387)
Huntington Ingalls Industries, Inc.	(221)	(47,911)
Ingersoll-Rand PLC (Ireland)	(1,331)	(119,431)
Jacobs Engineering Group, Inc.	(760)	(48,252)
Johnson Controls International PLC (Ireland)	(4,971)	(166,280)
L3 Technologies, Inc.	(421)	(80,967)
Masco Corp.	(1,653)	(61,855)
PACCAR, Inc.	(1,890)	(117,104)
Quanta Services, Inc.*	(813)	(27,154)
Rockwell Collins, Inc.	(480)	(64,646)
United Rentals, Inc.*	(131)	(19,338)

		(1,217,214)

Commercial & Professional Services — (1.4)%
Equifax, Inc.	(646)	(80,821)
IHS Markit Ltd. (Bermuda)*	(2,131)	(109,938)
Nielsen Holdings PLC (United Kingdom)	(1,914)	(59,200)
Stericycle, Inc.*	(487)	(31,796)
Waste Management, Inc.	(1,689)	(137,383)

		(419,138)

Consumer Durables & Apparel — (1.5)%
DR Horton, Inc.	(89)	(3,649)
Hanesbrands, Inc.	(1,651)	(36,355)
Leggett & Platt, Inc.	(704)	(31,427)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mohawk Industries, Inc.*	(400)	$(85,708)
NIKE, Inc., Class B	(1,233)	(98,245)
PulteGroup, Inc.	(1,022)	(29,382)
PVH Corp.	(415)	(62,134)
Under Armour, Inc., Class C*	(2,384)	(50,255)
Whirlpool Corp.	(382)	(55,860)

		(453,015)

Consumer Services — (3.3)%
Carnival Corp. (Panama)	(3,816)	(218,695)
Chipotle Mexican Grill, Inc.*	(149)	(64,274)
McDonald’s Corp.	(665)	(104,199)
MGM Resorts International	(2,988)	(86,742)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,206)	(56,984)
Royal Caribbean Cruises Ltd. (Liberia)	(1,136)	(117,690)
Starbucks Corp.	(5,173)	(252,701)
Wynn Resorts Ltd.	(554)	(92,706)

		(993,991)

Diversified Financials — (3.0)%
Ameriprise Financial, Inc.	(470)	(65,744)
Bank of New York Mellon Corp. (The)	(4,701)	(253,525)
Capital One Financial Corp.	(485)	(44,572)
Goldman Sachs Group, Inc. (The)	(539)	(118,887)
Jefferies Financial Group, Inc.	(1,918)	(43,615)
Morgan Stanley	(2,322)	(110,063)
Northern Trust Corp.	(791)	(81,386)
State Street Corp.	(606)	(56,413)
Synchrony Financial	(4,082)	(136,257)

		(910,462)

Energy — (8.4)%
Anadarko Petroleum Corp.	(2,803)	(205,320)
Andeavor	(811)	(106,387)
Apache Corp.	(2,051)	(95,884)
Cimarex Energy Co.	(512)	(52,091)
Concho Resources, Inc.*	(800)	(110,680)
Devon Energy Corp.	(2,821)	(124,011)
EOG Resources, Inc.	(3,107)	(386,604)
EQT Corp.	(1,422)	(78,466)
Halliburton Co.	(701)	(31,587)
Helmerich & Payne, Inc.	(584)	(37,236)
HollyFrontier Corp.	(949)	(64,940)
Kinder Morgan, Inc.	(12,144)	(214,584)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	(2,050)	$(88,970)
Newfield Exploration Co.*	(1,072)	(32,428)
ONEOK, Inc.	(2,207)	(154,115)
Pioneer Natural Resources Co.	(914)	(172,965)
Schlumberger Ltd. (Curacao)	(7,435)	(498,368)
Williams Cos., Inc. (The)	(4,439)	(120,341)

		(2,574,977)

Food, Beverage & Tobacco — (2.9)%
Archer-Daniels-Midland Co.	(3,001)	(137,536)
Campbell Soup Co.	(1,615)	(65,472)
Constellation Brands, Inc., Class A	(1,027)	(224,779)
Hormel Foods Corp.	(2,846)	(105,900)
Kellogg Co.	(252)	(17,607)
McCormick & Co., Inc., non-voting shares	(702)	(81,495)
Molson Coors Brewing Co., Class B	(1,210)	(82,328)
Monster Beverage Corp.*	(3,021)	(173,103)

		(888,220)

Health Care Equipment & Services — (6.6)%
ABIOMED, Inc.*	(238)	(97,354)
Align Technology, Inc.*	(430)	(147,120)
Baxter International, Inc.	(2,881)	(212,733)
Becton Dickinson and Co	(1,416)	(339,217)
Boston Scientific Corp.*	(1,641)	(53,661)
Cerner Corp.*	(1,835)	(109,715)
Cooper Cos., Inc. (The)	(264)	(62,159)
DaVita, Inc.*	(963)	(66,871)
DENTSPLY SIRONA, Inc.	(1,220)	(53,399)
Edwards Lifesciences Corp.*	(1,131)	(164,640)
Henry Schein, Inc.*	(826)	(60,001)
Hologic, Inc.*	(1,469)	(58,393)
IDEXX Laboratories, Inc.*	(467)	(101,778)
Intuitive Surgical, Inc.*	(608)	(290,916)
Quest Diagnostics, Inc.	(666)	(73,220)
Zimmer Biomet Holdings, Inc.	(1,092)	(121,692)

		(2,012,869)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(696)	(94,134)
Coty, Inc., Class A	(4,028)	(56,795)

		(150,929)

Insurance — (4.1)%
Allstate Corp. (The)	(1,515)	(138,274)
American International Group, Inc.	(2,087)	(110,653)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Aon PLC (United Kingdom)	(1,203)	$(165,016)
Assurant, Inc.	(283)	(29,288)
Cincinnati Financial Corp.	(881)	(58,904)
Everest Re Group Ltd. (Bermuda)	(220)	(50,706)
Lincoln National Corp.	(1,175)	(73,144)
MetLife, Inc.	(5,498)	(239,713)
Principal Financial Group, Inc.	(1,454)	(76,989)
Prudential Financial, Inc.	(2,214)	(207,031)
Willis Towers Watson PLC (Ireland)	(711)	(107,788)

		(1,257,506)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(1,177)	(183,294)
Albemarle Corp.	(594)	(56,032)
CF Industries Holdings, Inc.	(1,253)	(55,633)
FMC Corp.	(722)	(64,410)
Martin Marietta Materials, Inc.	(337)	(75,262)
Mosaic Co. (The)	(2,069)	(58,035)
Newmont Mining Corp.	(2,864)	(108,001)
Nucor Corp.	(1,707)	(106,687)
Packaging Corp. of America	(507)	(56,678)
PPG Industries, Inc.	(1,341)	(139,102)
Sherwin-Williams Co. (The)	(220)	(89,665)
Vulcan Materials Co.	(712)	(91,891)
WestRock Co.	(1,345)	(76,692)

		(1,161,382)

Media — (1.5)%
Charter Communications, Inc., Class A*	(1,197)	(350,972)
Discovery, Inc., Class A*	(3,790)	(104,225)

		(455,197)

Pharmaceuticals, Biotechnology & Life Sciences — (7.0)%
Agilent Technologies, Inc.	(112)	(6,926)
Alexion Pharmaceuticals, Inc.*	(1,194)	(148,235)
Allergan PLC (Ireland)	(1,820)	(303,430)
Eli Lilly & Co.	(5,529)	(471,790)
Illumina, Inc.*	(789)	(220,360)
Incyte Corp.*	(1,172)	(78,524)
IQVIA Holdings, Inc.*	(1,187)	(118,486)
Mettler-Toledo International, Inc.*	(137)	(79,272)
Mylan NV (Netherlands)*	(2,766)	(99,963)
Nektar Therapeutics*	(871)	(42,531)
PerkinElmer, Inc.	(593)	(43,425)
Perrigo Co. PLC (Ireland)	(750)	(54,682)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Thermo Fisher Scientific, Inc.	(1,037)	$(214,804)
Vertex Pharmaceuticals, Inc.*	(1,393)	(236,754)
Waters Corp.*	(40)	(7,744)

		(2,126,926)

Real Estate — (7.7)%
American Tower Corp., REIT	(2,370)	(341,683)
Apartment Investment & Management Co., Class A, REIT	(845)	(35,744)
Boston Properties, Inc., REIT	(829)	(103,973)
Crown Castle International Corp., REIT	(2,227)	(240,115)
Digital Realty Trust, Inc., REIT	(1,106)	(123,407)
Equinix, Inc., REIT	(426)	(183,133)
Essex Property Trust, Inc., REIT	(355)	(84,870)
Federal Realty Investment Trust, REIT	(394)	(49,861)
GGP, Inc., REIT	(5,145)	(105,112)
HCP, Inc., REIT	(2,517)	(64,989)
Host Hotels & Resorts, Inc., REIT	(3,970)	(83,648)
Iron Mountain, Inc., REIT	(1,534)	(53,705)
Kimco Realty Corp., REIT	(2,282)	(38,771)
Macerich Co. (The), REIT	(757)	(43,020)
Mid-America Apartment Communities, Inc., REIT	(71)	(7,148)
Prologis, Inc., REIT	(609)	(40,005)
Public Storage, REIT	(580)	(131,579)
Realty Income Corp., REIT	(1,182)	(63,580)
SBA Communications Corp., REIT*	(625)	(103,200)
Simon Property Group, Inc., REIT	(1,662)	(282,856)
SL Green Realty Corp., REIT	(488)	(49,059)
UDR, Inc., REIT	(906)	(34,011)
Vornado Realty Trust, REIT	(1,021)	(75,472)

		(2,338,941)

Retailing — (3.2)%
Expedia Group, Inc.	(841)	(101,080)
Genuine Parts Co.	(787)	(72,239)
LKQ Corp.*	(1,662)	(53,018)
Macy’s, Inc.	(1,102)	(41,248)
Netflix, Inc.*	(1,340)	(524,516)
O’Reilly Automotive, Inc.*	(225)	(61,553)
Tractor Supply Co.	(661)	(50,560)
TripAdvisor, Inc.*	(748)	(41,671)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	(90)	$(21,011)

		(966,896)

Semiconductors & Semiconductor Equipment — (3.4)%
Advanced Micro Devices, Inc.*	(5,742)	(86,073)
Broadcom, Inc.	(1,336)	(324,167)
Microchip Technology, Inc.	(1,407)	(127,967)
NVIDIA Corp.	(1,778)	(421,208)
Xilinx, Inc.	(1,361)	(88,819)

		(1,048,234)

Software & Services — (9.5)%
Activision Blizzard, Inc.	(4,084)	(311,691)
Adobe Systems, Inc.*	(98)	(23,893)
Akamai Technologies, Inc.*	(848)	(62,099)
Alliance Data Systems Corp.	(283)	(65,996)
Alphabet, Inc., Class A*	(428)	(483,293)
ANSYS, Inc.*	(451)	(78,555)
Autodesk, Inc.*	(1,176)	(154,162)
Cadence Design Systems, Inc.*	(1,514)	(65,571)
Electronic Arts, Inc.*	(1,644)	(231,837)
Facebook, Inc., Class A*	(681)	(132,332)
Global Payments, Inc.	(857)	(95,547)
PayPal Holdings, Inc.*	(4,836)	(402,694)
Red Hat, Inc.*	(134)	(18,006)
salesforce.com, Inc.*	(2,479)	(338,136)
Symantec Corp.	(3,334)	(68,847)
Synopsys, Inc.*	(794)	(67,943)
Take-Two Interactive Software, Inc.*	(612)	(72,436)
Twitter, Inc.*	(4,058)	(177,213)
Western Union Co. (The)	(2,473)	(50,276)

		(2,900,527)

Technology Hardware & Equipment — (1.2)%
Corning, Inc.	(4,511)	(124,098)
Hewlett Packard Enterprise Co.	(2,630)	(38,424)
IPG Photonics Corp.*	(289)	(63,762)
Juniper Networks, Inc.	(1,874)	(51,385)
Western Digital Corp.	(704)	(54,497)
Xerox Corp.	(1,267)	(30,408)

		(362,574)

Telecommunication Services — (0.3)%
CenturyLink, Inc.	(5,790)	(107,926)

Transportation — (3.8)%
Alaska Air Group, Inc.	(662)	(39,978)
American Airlines Group, Inc.	(2,509)	(95,242)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.	(4,005)	$(255,439)
Delta Air Lines, Inc.	(3,771)	(186,815)
JB Hunt Transport Services, Inc.	(589)	(71,593)
Kansas City Southern	(551)	(58,384)
Southwest Airlines Co.	(3,113)	(158,389)
United Continental Holdings, Inc.*	(1,508)	(105,153)
United Parcel Service, Inc., Class B	(1,697)	(180,272)

		(1,151,265)

Utilities — (3.3)%
Alliant Energy Corp.	(609)	(25,773)
Ameren Corp.	(1,307)	(79,531)
American Electric Power Co., Inc.	(1,680)	(116,340)
American Water Works Co., Inc.	(955)	(81,538)
Edison International	(1,131)	(71,558)
Entergy Corp.	(541)	(43,707)
Eversource Energy	(621)	(36,397)
NextEra Energy, Inc.	(849)	(141,808)
NiSource, Inc.	(1,402)	(36,845)
PG&E Corp.	(2,770)	(117,891)
Pinnacle West Capital Corp.	(600)	(48,336)
Public Service Enterprise Group, Inc.	(375)	(20,302)
SCANA Corp.	(767)	(29,545)
Sempra Energy	(1,417)	(164,528)

		(1,014,099)

TOTAL COMMON STOCK (Proceeds $25,931,882)		(26,232,195)

TOTAL SECURITIES SOLD SHORT - (86.0)%		(26,232,195)

(Proceeds $25,931,882)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		282,411

NET ASSETS - 100.0%		$30,507,770

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $3,183,229.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.0%
COMMON STOCKS — 139.0%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)	204	$18,693
General Motors Co.	2	79
Goodyear Tire & Rubber Co. (The)	184	4,285

		23,057

Banks — 0.4%
JPMorgan Chase & Co.	104	10,837

Capital Goods — 9.3%
AMETEK, Inc.†	177	12,772
Boeing Co. (The)†	134	44,958
Caterpillar, Inc.†	93	12,617
Cummins, Inc.†	127	16,891
Dover Corp.	115	8,418
Harris Corp.	3	434
Honeywell International, Inc.†	291	41,919
Illinois Tool Works, Inc.†	217	30,063
Parker-Hannifin Corp.	100	15,585
Raytheon Co.†	221	42,693
Snap-on, Inc.(a)	44	7,072
WW Grainger, Inc.†(a)	44	13,570
Xylem, Inc.†	12	809

		247,801

Commercial & Professional Services — 0.7%
Republic Services, Inc.†	250	17,090
Robert Half International, Inc.	8	521
Waste Management, Inc.	2	163

		17,774

Consumer Durables & Apparel — 3.1%
Garmin Ltd. (Switzerland)	143	8,723
Hasbro, Inc.(a)	96	8,862
Mattel, Inc.(a)	262	4,302
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	8,125
Newell Brands, Inc.(a)	371	9,568
Ralph Lauren Corp.	63	7,920
Tapestry, Inc.	219	10,229
VF Corp.†	302	24,619

		82,348

Consumer Services — 1.8%
Darden Restaurants, Inc.	93	9,957
Hilton Worldwide Holdings, Inc.†	3	237
Marriott International, Inc., Class A†	138	17,471

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.†	263	$20,572

		48,237

Diversified Financials — 10.0%
Berkshire Hathaway, Inc., Class B†*	59	11,012
BlackRock, Inc.†	123	61,382
Cboe Global Markets, Inc.	61	6,348
CME Group, Inc.†	230	37,701
Franklin Resources, Inc.†	422	13,525
Intercontinental Exchange, Inc.†	445	32,730
Invesco Ltd. (Bermuda)	310	8,233
Moody’s Corp.†	146	24,902
Nasdaq, Inc.†	128	11,683
S&P Global, Inc.†	185	37,720
T Rowe Price Group, Inc.†	188	21,825

		267,061

Energy — 11.8%
Cabot Oil & Gas Corp.	351	8,354
Chevron Corp.†	214	27,056
ConocoPhillips†	906	63,076
Exxon Mobil Corp.†	942	77,932
Hess Corp.†	240	16,054
Marathon Oil Corp.	647	13,496
Marathon Petroleum Corp.†	349	24,486
Noble Energy, Inc.	371	13,089
Occidental Petroleum Corp.	200	16,736
Phillips 66†	382	42,902
TechnipFMC PLC (United Kingdom)†	356	11,299
Valero Energy Corp.	9	997

		315,477

Food & Staples Retailing — 5.5%
Kroger Co. (The)†	664	18,891
Sysco Corp.†	396	27,043
Walgreens Boots Alliance, Inc.†	381	22,866
Walmart, Inc.†	909	77,856

		146,656

Food, Beverage & Tobacco — 12.3%
Altria Group, Inc.†	1,340	76,098
Brown-Forman Corp., Class B(a)	100	4,901
Coca-Cola Co. (The)	130	5,702
Conagra Brands, Inc.	190	6,789
General Mills, Inc.†	85	3,762
Hershey Co. (The)†	161	14,983
JM Smucker Co. (The)(a)	87	9,351

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kraft Heinz Co. (The)†	885	$55,596
PepsiCo, Inc.†	502	54,653
Philip Morris International, Inc.†	974	78,641
Tyson Foods, Inc., Class A†	282	19,416

		329,892

Health Care Equipment & Services — 8.3%
Aetna, Inc.†	249	45,691
AmerisourceBergen Corp.	3	256
Anthem, Inc.	92	21,899
Cardinal Health, Inc.	236	11,524
Cigna Corp.†	187	31,781
CVS Health Corp.	16	1,030
Envision Healthcare Corp.*	92	4,049
Express Scripts Holding Co.†*	238	18,376
HCA Healthcare, Inc.	33	3,386
Humana, Inc.	9	2,679
Laboratory Corp. of America Holdings†*	79	14,183
McKesson Corp.	52	6,937
Medtronic PLC (Ireland)†	489	41,863
UnitedHealth Group, Inc.	66	16,192
Universal Health Services, Inc., Class B	6	669
Varian Medical Systems, Inc.*	16	1,820

		222,335

Household & Personal Products — 7.5%
Church & Dwight Co., Inc.(a)	185	9,835
Colgate-Palmolive Co.†	662	42,904
Estee Lauder Cos., Inc. (The), Class A†	286	40,809
Kimberly-Clark Corp.†	267	28,126
Procter & Gamble Co. (The)†	1,012	78,997

		200,671

Insurance — 2.2%
Aflac, Inc.	135	5,808
Arthur J Gallagher & Co.	139	9,074
Loews Corp.	180	8,690
Progressive Corp. (The)†	386	22,832
Torchmark Corp.	87	7,083
Travelers Cos., Inc. (The)	25	3,058
XL Group Ltd. (Bermuda)	30	1,678

		58,223

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 4.9%
Avery Dennison Corp.	68	$6,943
DowDuPont, Inc.†	216	14,239
Eastman Chemical Co.†	102	10,196
Ecolab, Inc.†	218	30,592
Freeport-McMoRan, Inc.†	1,106	19,090
International Paper Co.†	316	16,457
LyondellBasell Industries NV, Class A (Netherlands)†	302	33,175

		130,692

Media — 4.8%
CBS Corp., Class B, non-voting shares†	305	17,147
Comcast Corp., Class A	567	18,603
Discovery, Inc., Class A(a)*	49	1,348
DISH Network Corp., Class A*	355	11,931
Interpublic Group of Cos., Inc. (The)(a)	294	6,891
News Corp., Class A†	446	6,913
Omnicom Group, Inc.†	176	13,423
Twenty-First Century Fox, Inc., Class A†	35	1,739
Viacom, Inc., Class B	286	8,626
Walt Disney Co. (The)†	400	41,924

		128,545

Pharmaceuticals, Biotechnology & Life Sciences — 12.9%
AbbVie, Inc.†	419	38,820
Amgen, Inc.†	161	29,719
Biogen, Inc.†*	82	23,800
Bristol-Myers Squibb Co.	274	15,163
Celgene Corp.†*	578	45,905
Gilead Sciences, Inc.†	446	31,595
Johnson & Johnson†	424	51,448
Merck & Co., Inc.†	235	14,264
Pfizer, Inc.†	1,712	62,111
Zoetis, Inc.†	371	31,605

		344,430

Real Estate — 0.9%
CBRE Group, Inc., Class A*	33	1,575
Equity Residential, REIT	8	510
Weyerhaeuser Co., REIT†	577	21,037

		23,122

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 8.4%
Advance Auto Parts, Inc.(a)	56	$7,599
Amazon.com, Inc.*	1	1,700
AutoZone, Inc.*	20	13,419
Best Buy Co., Inc.†(a)	61	4,549
Booking Holdings, Inc.†*	26	52,704
Dollar Tree, Inc.*	91	7,735
Foot Locker, Inc.	95	5,002
Gap, Inc. (The)(a)	53	1,717
Home Depot, Inc. (The)†	320	62,432
Kohl’s Corp.(a)	127	9,258
Lowe’s Cos., Inc.	155	14,813
Nordstrom, Inc.(a)	2	104
Ross Stores, Inc.†	107	9,068
Target Corp.†	152	11,570
Tiffany & Co.	94	12,370
TJX Cos., Inc. (The)	111	10,565

		224,605

Semiconductors & Semiconductor Equipment — 3.7%
Analog Devices, Inc.	31	2,974
Intel Corp.†	128	6,363
Micron Technology, Inc.†*	940	49,294
Qorvo, Inc.*	12	962
Texas Instruments, Inc.†	357	39,359

		98,952

Software & Services — 14.9%
Accenture PLC, Class A (Ireland)†	453	74,106
Automatic Data Processing, Inc.†	336	45,071
Broadridge Financial Solutions, Inc.	87	10,014
CA, Inc.†	313	11,158
Citrix Systems, Inc.*	105	11,008
DXC Technology Co.†	218	17,573
eBay, Inc.*	426	15,447
Fidelity National Information Services, Inc.	9	954
Fiserv, Inc.*	147	10,891
International Business Machines Corp.†	523	73,063
Intuit, Inc.†	195	39,839
Oracle Corp.†	936	41,240
Paychex, Inc.†	274	18,728
Visa, Inc., Class A	210	27,814

		396,906

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 9.6%
Amphenol Corp., Class A	184	$16,036
Apple, Inc.†	449	83,114
Cisco Systems, Inc.†	1,671	71,903
F5 Networks, Inc.†*	46	7,933
FLIR Systems, Inc.	104	5,405
Hewlett Packard Enterprise Co.†	10	146
HP, Inc.†	1,246	28,272
Motorola Solutions, Inc.†	124	14,430
NetApp, Inc.†	204	16,020
Seagate Technology PLC (Ireland)†	218	12,310

		255,569

Telecommunication Services — 0.6%
AT&T, Inc.†	190	6,101
Verizon Communications, Inc.†	190	9,559

		15,660

Transportation — 3.5%
CH Robinson Worldwide, Inc.	106	8,868
Expeditors International of Washington, Inc.	134	9,795
FedEx Corp.†	198	44,958
Norfolk Southern Corp.	25	3,772
Union Pacific Corp.†	184	26,069

		93,462

Utilities — 1.0%
CMS Energy Corp.	98	4,633
Evergy, Inc.	58	3,257
FirstEnergy Corp.†	364	13,071
NRG Energy, Inc.	242	7,429

		28,390

TOTAL COMMON STOCKS (Cost $3,501,857)		3,710,702

TOTAL LONG POSITIONS - 139.0%		3,710,702

(Cost $3,501,857)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (0.4)%
Ford Motor Co.	(873)	$(9,664)

Banks — (2.4)%
Bank of America Corp.	(2)	(56)
BB&T Corp.	(170)	(8,575)
Citigroup, Inc.	(265)	(17,734)
Citizens Financial Group, Inc.	(108)	(4,201)
Fifth Third Bancorp	(153)	(4,391)
Huntington Bancshares, Inc.	(241)	(3,557)
KeyCorp.	(236)	(4,612)
M&T Bank Corp.	(7)	(1,191)
Regions Financial Corp.	(259)	(4,605)
SunTrust Banks, Inc.	(91)	(6,008)
US Bancorp	(45)	(2,251)
Wells Fargo & Co.	(61)	(3,382)
Zions Bancorporation	(44)	(2,318)

		(62,881)

Capital Goods — (1.8)%
Allegion PLC (Ireland)	(21)	(1,625)
AO Smith Corp.	(38)	(2,248)
Arconic, Inc.	(106)	(1,803)
Eaton Corp. PLC (Ireland)	(96)	(7,175)
Fastenal Co.	(5)	(241)
Flowserve Corp.	(29)	(1,172)
Fluor Corp.	(31)	(1,512)
Fortune Brands Home & Security, Inc.	(34)	(1,825)
General Dynamics Corp.	(11)	(2,051)
Huntington Ingalls Industries, Inc.	(10)	(2,168)
Ingersoll-Rand PLC (Ireland)	(54)	(4,845)
Jacobs Engineering Group, Inc.	(31)	(1,968)
Johnson Controls International PLC (Ireland)	(203)	(6,790)
L3 Technologies, Inc.	(18)	(3,462)
Masco Corp.	(68)	(2,545)
PACCAR, Inc.	(77)	(4,771)
Quanta Services, Inc.*	(34)	(1,136)
Rockwell Collins, Inc.	(1)	(135)
United Rentals, Inc.*	(8)	(1,181)

		(48,653)

Commercial & Professional Services — (0.4)%
Equifax, Inc.	(27)	(3,378)
IHS Markit Ltd. (Bermuda)*	(88)	(4,540)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(78)	$(2,413)
Stericycle, Inc.*	(20)	(1,306)

		(11,637)

Consumer Durables & Apparel — (0.6)%
DR Horton, Inc.	(4)	(164)
Hanesbrands, Inc.	(79)	(1,740)
Leggett & Platt, Inc.	(29)	(1,295)
Mohawk Industries, Inc.*	(17)	(3,643)
NIKE, Inc., Class B	(14)	(1,116)
PulteGroup, Inc.	(35)	(1,006)
PVH Corp.	(17)	(2,545)
Under Armour, Inc., Class C*	(97)	(2,045)
Whirlpool Corp.	(16)	(2,340)

		(15,894)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(157)	(8,998)
Chipotle Mexican Grill, Inc.*	(7)	(3,020)
McDonald’s Corp.	(47)	(7,365)
MGM Resorts International	(124)	(3,600)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(49)	(2,315)
Royal Caribbean Cruises Ltd. (Liberia)	(46)	(4,766)
Starbucks Corp.	(147)	(7,181)
Wynn Resorts Ltd.	(22)	(3,681)

		(40,926)

Diversified Financials — (1.6)%
Ameriprise Financial, Inc.	(32)	(4,476)
Bank of New York Mellon Corp. (The)	(197)	(10,624)
Capital One Financial Corp.	(32)	(2,941)
Goldman Sachs Group, Inc. (The)	(20)	(4,411)
Jefferies Financial Group, Inc.	(79)	(1,796)
Morgan Stanley	(103)	(4,882)
Northern Trust Corp.	(36)	(3,704)
State Street Corp.	(35)	(3,258)
Synchrony Financial	(170)	(5,675)

		(41,767)

Energy — (3.8)%
Anadarko Petroleum Corp.	(116)	(8,497)
Andeavor	(33)	(4,329)
Apache Corp.	(83)	(3,880)
Cimarex Energy Co.	(20)	(2,035)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.*	(32)	$(4,427)
Devon Energy Corp.	(115)	(5,055)
EOG Resources, Inc.	(115)	(14,310)
EQT Corp.	(58)	(3,200)
Helmerich & Payne, Inc.	(24)	(1,530)
HollyFrontier Corp.	(38)	(2,600)
Kinder Morgan, Inc.	(501)	(8,853)
National Oilwell Varco, Inc.	(83)	(3,602)
Newfield Exploration Co.*	(44)	(1,331)
ONEOK, Inc.	(90)	(6,285)
Pioneer Natural Resources Co.	(37)	(7,002)
Schlumberger Ltd. (Curacao)	(302)	(20,243)
Williams Cos., Inc. (The)	(181)	(4,907)

		(102,086)

Food, Beverage & Tobacco — (1.4)%
Archer-Daniels-Midland Co.	(123)	(5,637)
Campbell Soup Co.	(65)	(2,635)
Constellation Brands, Inc., Class A	(42)	(9,193)
Hormel Foods Corp.	(116)	(4,316)
Kellogg Co.	(25)	(1,747)
McCormick & Co., Inc., non-voting shares	(28)	(3,251)
Molson Coors Brewing Co., Class B	(50)	(3,402)
Monster Beverage Corp.*	(123)	(7,048)

		(37,229)

Health Care Equipment & Services — (3.0)%
ABIOMED, Inc.*	(10)	(4,090)
Align Technology, Inc.*	(18)	(6,159)
Baxter International, Inc.	(118)	(8,713)
Becton Dickinson and Co.	(52)	(12,457)
Boston Scientific Corp.*	(57)	(1,864)
Cerner Corp.*	(75)	(4,484)
Cooper Cos., Inc. (The)	(11)	(2,590)
DaVita, Inc.*	(40)	(2,778)
DENTSPLY SIRONA, Inc.	(50)	(2,188)
Edwards Lifesciences Corp.*	(47)	(6,842)
Henry Schein, Inc.*	(34)	(2,470)
Hologic, Inc.*	(61)	(2,425)
IDEXX Laboratories, Inc.*	(19)	(4,141)
Intuitive Surgical, Inc.*	(24)	(11,484)
Quest Diagnostics, Inc.	(30)	(3,298)
Zimmer Biomet Holdings, Inc.	(45)	(5,015)

		(80,998)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.2)%
Clorox Co. (The)	(29)	$(3,922)
Coty, Inc., Class A	(165)	(2,326)

		(6,248)

Insurance — (2.1)%
Allstate Corp. (The)	(77)	(7,028)
American International Group, Inc.	(121)	(6,416)
Aon PLC (United Kingdom)	(41)	(5,624)
Assurant, Inc.	(12)	(1,242)
Chubb Ltd. (Switzerland)	(2)	(254)
Cincinnati Financial Corp.	(37)	(2,474)
Everest Re Group Ltd. (Bermuda)	(9)	(2,074)
Lincoln National Corp.	(48)	(2,988)
MetLife, Inc.	(224)	(9,766)
Principal Financial Group, Inc.	(64)	(3,389)
Prudential Financial, Inc.	(92)	(8,603)
Unum Group	(10)	(370)
Willis Towers Watson PLC (Ireland)	(30)	(4,548)

		(54,776)

Materials — (1.7)%
Air Products & Chemicals, Inc.	(48)	(7,475)
Albemarle Corp.	(25)	(2,358)
CF Industries Holdings, Inc.	(51)	(2,264)
FMC Corp.	(30)	(2,676)
Martin Marietta Materials, Inc.	(14)	(3,127)
Mosaic Co. (The)	(84)	(2,356)
Newmont Mining Corp.	(118)	(4,450)
Nucor Corp.	(70)	(4,375)
Packaging Corp. of America	(21)	(2,348)
PPG Industries, Inc.	(54)	(5,601)
Sherwin-Williams Co. (The)	(4)	(1,630)
Vulcan Materials Co.	(29)	(3,743)
WestRock Co.	(56)	(3,193)

		(45,596)

Media — (0.6)%
Charter Communications, Inc., Class A*	(50)	(14,660)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(16)	(989)
Alexion Pharmaceuticals, Inc.*	(49)	(6,083)
Allergan PLC (Ireland)	(75)	(12,504)
Eli Lilly & Co.	(230)	(19,626)
Illumina, Inc.*	(32)	(8,937)
Incyte Corp.*	(47)	(3,149)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(46)	$(4,592)
Mettler-Toledo International, Inc.*	(6)	(3,472)
Mylan NV (Netherlands)*	(112)	(4,048)
Nektar Therapeutics*	(35)	(1,709)
PerkinElmer, Inc.	(25)	(1,831)
Perrigo Co. PLC (Ireland)	(31)	(2,260)
Thermo Fisher Scientific, Inc.	(40)	(8,286)
Vertex Pharmaceuticals, Inc.*	(56)	(9,518)
Waters Corp.*	(10)	(1,936)

		(88,940)

Real Estate — (3.6)%
American Tower Corp., REIT	(96)	(13,840)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,480)
Boston Properties, Inc., REIT	(34)	(4,264)
Crown Castle International Corp., REIT	(90)	(9,704)
Digital Realty Trust, Inc., REIT	(42)	(4,686)
Equinix, Inc., REIT	(17)	(7,308)
Essex Property Trust, Inc., REIT	(15)	(3,586)
Federal Realty Investment Trust, REIT	(17)	(2,151)
GGP, Inc., REIT	(211)	(4,311)
HCP, Inc., REIT	(104)	(2,685)
Host Hotels & Resorts, Inc., REIT	(163)	(3,434)
Iron Mountain, Inc., REIT	(62)	(2,171)
Kimco Realty Corp., REIT	(94)	(1,597)
Macerich Co. (The), REIT	(31)	(1,762)
Mid-America Apartment Communities, Inc., REIT	(13)	(1,309)
Prologis, Inc., REIT	(17)	(1,117)
Public Storage, REIT	(22)	(4,991)
Realty Income Corp., REIT	(44)	(2,367)
SBA Communications Corp., REIT*	(26)	(4,293)
Simon Property Group, Inc., REIT	(68)	(11,573)
SL Green Realty Corp., REIT	(21)	(2,111)
UDR, Inc., REIT	(44)	(1,652)
Vornado Realty Trust, REIT	(42)	(3,105)

		(95,497)

Retailing — (1.5)%
Expedia Group, Inc.	(35)	(4,207)
Genuine Parts Co.	(32)	(2,937)
LKQ Corp.*	(68)	(2,169)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.	(52)	$(1,946)
Netflix, Inc.*	(54)	(21,137)
O’Reilly Automotive, Inc.*	(13)	(3,556)
Tractor Supply Co.	(27)	(2,065)
TripAdvisor, Inc.*	(31)	(1,727)
Ulta Beauty, Inc.*	(4)	(934)

		(40,678)

Semiconductors & Semiconductor Equipment — (1.6)%
Advanced Micro Devices, Inc.*	(234)	(3,508)
Broadcom, Inc.	(52)	(12,617)
Microchip Technology, Inc.	(58)	(5,275)
NVIDIA Corp.	(76)	(18,004)
QUALCOMM, Inc.	(6)	(337)
Xilinx, Inc.	(56)	(3,655)

		(43,396)

Software & Services — (4.4)%
Activision Blizzard, Inc.	(166)	(12,669)
Adobe Systems, Inc.*	(4)	(975)
Akamai Technologies, Inc.*	(38)	(2,783)
Alliance Data Systems Corp.	(11)	(2,565)
Alphabet, Inc., Class A*	(17)	(19,196)
ANSYS, Inc.*	(19)	(3,309)
Autodesk, Inc.*	(48)	(6,292)
Cadence Design Systems, Inc.*	(62)	(2,685)
Electronic Arts, Inc.*	(67)	(9,448)
Facebook, Inc., Class A*	(20)	(3,886)
Global Payments, Inc.	(35)	(3,902)
PayPal Holdings, Inc.*	(191)	(15,905)
Red Hat, Inc.*	(1)	(134)
salesforce.com, Inc.*	(95)	(12,958)
Symantec Corp.	(136)	(2,808)
Synopsys, Inc.*	(32)	(2,738)
Take-Two Interactive Software, Inc.*	(24)	(2,841)
Total System Services, Inc.	(40)	(3,381)
Twitter, Inc.*	(165)	(7,206)
Western Union Co. (The)	(101)	(2,053)

		(117,734)

Technology Hardware & Equipment — (0.6)%
Corning, Inc.	(191)	(5,254)
IPG Photonics Corp.*	(12)	(2,648)
Juniper Networks, Inc.	(77)	(2,111)
Western Digital Corp.	(43)	(3,329)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Xerox Corp.	(56)	$(1,344)

		(14,686)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(236)	(4,399)

Transportation — (1.8)%
Alaska Air Group, Inc.	(27)	(1,631)
American Airlines Group, Inc.	(104)	(3,948)
CSX Corp.	(192)	(12,246)
Delta Air Lines, Inc.	(154)	(7,629)
JB Hunt Transport Services, Inc.	(24)	(2,917)
Kansas City Southern	(23)	(2,437)
Southwest Airlines Co.	(130)	(6,614)
United Continental Holdings, Inc.*	(63)	(4,393)
United Parcel Service, Inc., Class B	(68)	(7,224)

		(49,039)

Utilities — (1.5)%
Alliant Energy Corp.	(20)	(846)
Ameren Corp.	(53)	(3,225)
American Electric Power Co., Inc.	(71)	(4,917)
American Water Works Co., Inc.	(39)	(3,330)
Edison International	(57)	(3,606)
Entergy Corp.	(21)	(1,697)
Eversource Energy	(9)	(527)
NextEra Energy, Inc.	(39)	(6,514)
NiSource, Inc.	(28)	(736)
PG&E Corp.	(113)	(4,809)
Pinnacle West Capital Corp.	(24)	(1,933)
Public Service Enterprise Group, Inc.	(2)	(108)
SCANA Corp.	(31)	(1,194)
Sempra Energy	(57)	(6,618)

		(40,060)

TOTAL COMMON STOCKS (Proceeds $1,055,294)		(1,067,444)

TOTAL SECURITIES SOLD SHORT - (40.0)%		(1,067,444)

(Proceeds $1,055,294)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		26,552

NET ASSETS - 100.0%		$2,669,810

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $81,942.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.2%
COMMON STOCKS — 121.2%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)†	407	$37,293
Goodyear Tire & Rubber Co. (The)†	365	8,501

		45,794

Banks — 0.6%
JPMorgan Chase & Co.†	329	34,282

Capital Goods — 8.6%
AMETEK, Inc.†	352	25,400
Boeing Co. (The)†	263	88,239
Caterpillar, Inc.†	252	34,189
Cummins, Inc.†	251	33,383
Dover Corp.	179	13,103
Harris Corp.	2	289
Honeywell International, Inc.†	594	85,566
Illinois Tool Works, Inc.†	414	57,356
Parker-Hannifin Corp.†	193	30,079
Raytheon Co.†	439	84,806
Snap-on, Inc.†(a)	86	13,822
WW Grainger, Inc.†(a)	83	25,597
Xylem, Inc.†	130	8,759

		500,588

Commercial & Professional Services — 0.6%
Republic Services, Inc.†	480	32,813
Robert Half International, Inc.†	52	3,385

		36,198

Consumer Durables & Apparel — 2.7%
Garmin Ltd. (Switzerland)†	274	16,714
Hasbro, Inc.†(a)	187	17,262
Mattel, Inc.(a)	510	8,374
Michael Kors Holdings Ltd. (British Virgin Islands)†*	238	15,851
Newell Brands, Inc.†	639	16,480
Ralph Lauren Corp.†	124	15,589
Tapestry, Inc.†	428	19,992
VF Corp.†	603	49,157

		159,419

Consumer Services — 1.0%
Darden Restaurants, Inc.†	180	19,271
Hilton Worldwide Holdings, Inc.†	4	317
Marriott International, Inc., Class A	2	253
Yum! Brands, Inc.†	524	40,987

		60,828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 9.1%
Affiliated Managers Group, Inc.	27	$4,014
Berkshire Hathaway, Inc., Class B*	7	1,307
BlackRock, Inc.†	245	122,265
Cboe Global Markets, Inc.†	160	16,651
CME Group, Inc.†	494	80,976
E*TRADE Financial Corp.†*	171	10,458
Franklin Resources, Inc.†	842	26,986
Intercontinental Exchange, Inc.†	870	63,988
Invesco Ltd. (Bermuda)†	620	16,467
Moody’s Corp.†	286	48,780
MSCI, Inc.	12	1,985
Nasdaq, Inc.†	253	23,091
S&P Global, Inc.†	360	73,400
T Rowe Price Group, Inc.†	374	43,418

		533,786

Energy — 11.0%
Cabot Oil & Gas Corp.†	701	16,684
Chevron Corp.†	561	70,927
ConocoPhillips†	1,793	124,829
Exxon Mobil Corp.†	1,861	153,961
Hess Corp.†	480	32,107
Marathon Oil Corp.†	1,271	26,513
Marathon Petroleum Corp.†	30	2,105
Noble Energy, Inc.†	728	25,684
Occidental Petroleum Corp.†	718	60,082
Phillips 66†	766	86,030
TechnipFMC PLC (United Kingdom)†	529	16,790
Valero Energy Corp.†	233	25,823

		641,535

Food & Staples Retailing — 5.0%
Kroger Co. (The)†	1,325	37,696
Sysco Corp.†	760	51,900
Walgreens Boots Alliance, Inc.†	890	53,413
Walmart, Inc.†	1,735	148,603

		291,612

Food, Beverage & Tobacco — 9.8%
Altria Group, Inc.†	2,435	138,284
Brown-Forman Corp., Class B(a)	142	6,959
Conagra Brands, Inc.	350	12,506
Hershey Co. (The)†	321	29,872
JM Smucker Co. (The)†(a)	165	17,734
Kraft Heinz Co. (The)†	1,458	91,592
PepsiCo, Inc.†	821	89,382

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†	1,858	$150,015
Tyson Foods, Inc., Class A†	561	38,625

		574,969

Health Care Equipment & Services — 6.5%
Aetna, Inc.†	489	89,732
Anthem, Inc.†	90	21,423
Cardinal Health, Inc.†	454	22,169
Cigna Corp.†	371	63,051
Danaher Corp.	7	691
Envision Healthcare Corp.*	177	7,790
Express Scripts Holding Co.†*	243	18,762
HCA Healthcare, Inc.	40	4,104
Humana, Inc.	7	2,083
Laboratory Corp. of America Holdings†*	158	28,366
McKesson Corp.	63	8,404
Medtronic PLC (Ireland)†	762	65,235
UnitedHealth Group, Inc.†	177	43,425
Universal Health Services, Inc., Class B	2	223
Varian Medical Systems, Inc.*	48	5,459

		380,917

Household & Personal Products — 6.6%
Church & Dwight Co., Inc.†(a)	362	19,244
Colgate-Palmolive Co.†	1,273	82,503
Estee Lauder Cos., Inc. (The), Class A†	563	80,334
Kimberly-Clark Corp.†	522	54,987
Procter & Gamble Co. (The)†	1,919	149,797

		386,865

Insurance — 1.8%
Aflac, Inc.	86	3,700
Arthur J Gallagher & Co.†	267	17,430
Loews Corp.	333	16,077
Progressive Corp. (The)†	869	51,401
Torchmark Corp.†	153	12,456
Travelers Cos., Inc. (The)	9	1,101
XL Group Ltd. (Bermuda)	2	112

		102,277

Materials — 5.1%
Avery Dennison Corp.†	135	13,784
DowDuPont, Inc.†	1,009	66,513
Eastman Chemical Co.†	188	18,792

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.†	420	$58,939
Freeport-McMoRan, Inc.†	2,206	38,076
International Paper Co.†	630	32,810
LyondellBasell Industries NV, Class A (Netherlands)†	602	66,130

		295,044

Media — 4.1%
CBS Corp., Class B, non-voting shares†	602	33,844
Comcast Corp., Class A†	1,311	43,014
DISH Network Corp., Class A†*	680	22,855
Interpublic Group of Cos., Inc. (The)†(a)	583	13,666
News Corp., Class A†	889	13,780
Omnicom Group, Inc.†	322	24,559
Twenty-First Century Fox, Inc., Class A†	141	7,006
Walt Disney Co. (The)†	781	81,857

		240,581

Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
AbbVie, Inc.†	1,014	93,947
Amgen, Inc.†	255	47,070
Biogen, Inc.†*	178	51,663
Bristol-Myers Squibb Co.	333	18,428
Celgene Corp.†*	1,133	89,983
Gilead Sciences, Inc.†	490	34,712
Johnson & Johnson†	884	107,265
Merck & Co., Inc.†	416	25,251
Pfizer, Inc.†	2,780	100,858
Zoetis, Inc.†	740	63,041

		632,218

Real Estate — 1.0%
CBRE Group, Inc., Class A†*	309	14,752
Weyerhaeuser Co., REIT†	1,150	41,929

		56,681

Retailing — 5.4%
Advance Auto Parts, Inc.†(a)	90	12,213
Amazon.com, Inc.*	2	3,400
AutoZone, Inc.†*	39	26,166
Best Buy Co., Inc.(a)	38	2,834
Booking Holdings, Inc.†*	36	72,975
Dollar Tree, Inc.†*	117	9,945
Foot Locker, Inc.	3	158

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)(a)	1	$32
Home Depot, Inc. (The)†	553	107,890
Kohl’s Corp.†(a)	207	15,090
Lowe’s Cos., Inc.	159	15,196
O’Reilly Automotive, Inc.†*	29	7,934
Ross Stores, Inc.†	156	13,221
Target Corp.†	27	2,055
Tiffany & Co.†	185	24,346
TJX Cos., Inc. (The)	35	3,331

		316,786

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	165	15,827
Applied Materials, Inc.†	411	18,984
Intel Corp.†	141	7,009
Lam Research Corp.†	51	8,815
Micron Technology, Inc.†*	1,912	100,265
Texas Instruments, Inc.†	787	86,767

		237,667

Software & Services — 13.3%
Accenture PLC, Class A (Ireland)†	910	148,867
Automatic Data Processing, Inc.†	644	86,386
Broadridge Financial Solutions, Inc.	169	19,452
CA, Inc.†	608	21,675
Citrix Systems, Inc.†*	200	20,968
DXC Technology Co.†	435	35,065
eBay, Inc.†*	1,108	40,176
Fiserv, Inc.*	154	11,410
International Business Machines Corp.†	946	132,156
Intuit, Inc.†	374	76,410
Mastercard, Inc., Class A†	64	12,577
Oracle Corp.†	1,597	70,364
Paychex, Inc.†	547	37,387
Total System Services, Inc.	1	85
Visa, Inc., Class A†	483	63,973

		776,951

Technology Hardware & Equipment — 8.6%
Amphenol Corp., Class A†	457	39,828
Apple, Inc.†	877	162,342
Cisco Systems, Inc.†	3,031	130,424
F5 Networks, Inc.†*	89	15,348
FLIR Systems, Inc.†	207	10,758
HP, Inc.†	2,473	56,112

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.†	246	$28,627
NetApp, Inc.†	401	31,491
Seagate Technology PLC (Ireland)†	434	24,508

		499,438

Telecommunication Services — 0.2%
Verizon Communications, Inc.†	255	12,829

Transportation — 3.3%
CH Robinson Worldwide, Inc.†	209	17,485
Expeditors International of Washington, Inc.†	268	19,591
FedEx Corp.†	382	86,737
Norfolk Southern Corp.†	182	27,458
Union Pacific Corp.†	272	38,537

		189,808

Utilities — 1.2%
CMS Energy Corp.†	411	19,432
Evergy, Inc.	207	11,623
FirstEnergy Corp.†	714	25,640
NRG Energy, Inc.†	483	14,828

		71,523

TOTAL COMMON STOCKS (Cost $6,758,630)		7,078,596

TOTAL LONG POSITIONS - 121.2%		7,078,596

(Cost $6,758,630)

SHORT POSITIONS — (96.1)%
COMMON STOCKS — (96.1)%
Automobiles & Components — (2.0)%
Ford Motor Co.	(4,802)	(53,158)
General Motors Co.	(1,627)	(64,104)

		(117,262)

Banks — (3.8)%
BB&T Corp.	(339)	(17,099)
Citigroup, Inc.	(1,109)	(74,214)
Citizens Financial Group, Inc.	(594)	(23,107)
Fifth Third Bancorp	(760)	(21,812)
Huntington Bancshares, Inc.	(1,124)	(16,590)
KeyCorp.	(1,293)	(25,265)
Regions Financial Corp.	(1,398)	(24,856)
SunTrust Banks, Inc.	(103)	(6,800)
US Bancorp	(6)	(300)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorporation	(232)	$(12,224)

		(222,267)

Capital Goods — (4.4)%
Allegion PLC (Ireland)	(112)	(8,664)
AO Smith Corp.	(117)	(6,921)
Arconic, Inc.	(561)	(9,543)
Eaton Corp. PLC (Ireland)	(506)	(37,818)
Fastenal Co.	(115)	(5,535)
Flowserve Corp.	(151)	(6,100)
Fluor Corp.	(163)	(7,951)
Fortune Brands Home & Security, Inc.	(181)	(9,718)
Huntington Ingalls Industries, Inc.	(39)	(8,455)
Ingersoll-Rand PLC (Ireland)	(294)	(26,381)
Jacobs Engineering Group, Inc.	(171)	(10,857)
Johnson Controls International PLC (Ireland)	(1,099)	(36,762)
L3 Technologies, Inc.	(92)	(17,693)
Masco Corp.	(366)	(13,696)
PACCAR, Inc.	(406)	(25,156)
Quanta Services, Inc.*	(185)	(6,179)
Rockwell Collins, Inc.	(90)	(12,121)
United Rentals, Inc.*	(71)	(10,481)

		(260,031)

Commercial & Professional Services — (1.3)%
Equifax, Inc.	(139)	(17,390)
IHS Markit Ltd. (Bermuda)*	(481)	(24,815)
Nielsen Holdings PLC (United Kingdom)	(423)	(13,083)
Stericycle, Inc.*	(104)	(6,790)
Waste Management, Inc.	(163)	(13,259)

		(75,337)

Consumer Durables & Apparel — (1.5)%
DR Horton, Inc.	(12)	(492)
Hanesbrands, Inc.	(187)	(4,118)
Leggett & Platt, Inc.	(157)	(7,008)
Mohawk Industries, Inc.*	(90)	(19,284)
NIKE, Inc., Class B	(200)	(15,936)
PulteGroup, Inc.	(252)	(7,245)
PVH Corp.	(89)	(13,325)
Under Armour, Inc., Class C*	(513)	(10,814)
Whirlpool Corp.	(86)	(12,576)

		(90,798)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (3.5)%
Carnival Corp. (Panama)	(865)	$(49,573)
Chipotle Mexican Grill, Inc.*	(33)	(14,235)
McDonald’s Corp.	(34)	(5,327)
MGM Resorts International	(684)	(19,857)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(266)	(12,568)
Royal Caribbean Cruises Ltd. (Liberia)	(251)	(26,004)
Starbucks Corp.	(1,124)	(54,907)
Wynn Resorts Ltd.	(124)	(20,750)

		(203,221)

Diversified Financials — (3.4)%
Ameriprise Financial, Inc.	(74)	(10,351)
Bank of New York Mellon Corp. (The)	(1,008)	(54,361)
Capital One Financial Corp.	(66)	(6,065)
Goldman Sachs Group, Inc. (The)	(131)	(28,895)
Jefferies Financial Group, Inc.	(429)	(9,755)
Morgan Stanley	(549)	(26,023)
Northern Trust Corp.	(183)	(18,829)
State Street Corp.	(140)	(13,033)
Synchrony Financial	(898)	(29,975)

		(197,287)

Energy — (9.7)%
Anadarko Petroleum Corp.	(641)	(46,953)
Andeavor	(177)	(23,219)
Apache Corp.	(453)	(21,178)
Cimarex Energy Co.	(115)	(11,700)
Concho Resources, Inc.*	(180)	(24,903)
Devon Energy Corp.	(634)	(27,871)
EOG Resources, Inc.	(669)	(83,244)
EQT Corp.	(319)	(17,602)
Halliburton Co.	(131)	(5,903)
Helmerich & Payne, Inc.	(131)	(8,353)
HollyFrontier Corp.	(204)	(13,960)
Kinder Morgan, Inc.	(2,750)	(48,592)
National Oilwell Varco, Inc.	(451)	(19,573)
Newfield Exploration Co.*	(241)	(7,290)
ONEOK, Inc.	(487)	(34,007)
Pioneer Natural Resources Co.	(205)	(38,794)
Schlumberger Ltd. (Curacao)	(1,599)	(107,181)
Williams Cos., Inc. (The)	(998)	(27,056)

		(567,379)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (3.1)%
Archer-Daniels-Midland Co.	(673)	$(30,844)
Campbell Soup Co.	(348)	(14,108)
Constellation Brands, Inc., Class A	(209)	(45,744)
Hormel Foods Corp.	(613)	(22,810)
McCormick & Co., Inc., non-voting shares	(136)	(15,788)
Molson Coors Brewing Co., Class B	(262)	(17,826)
Monster Beverage Corp.*	(650)	(37,245)

		(184,365)

Health Care Equipment & Services — (7.5)%
ABIOMED, Inc.*	(51)	(20,862)
Align Technology, Inc.*	(96)	(32,845)
Baxter International, Inc.	(617)	(45,559)
Becton Dickinson and Co.	(308)	(73,784)
Boston Scientific Corp.*	(284)	(9,287)
Cerner Corp.*	(414)	(24,753)
Cooper Cos., Inc. (The)	(59)	(13,892)
DaVita, Inc.*	(220)	(15,277)
DENTSPLY SIRONA, Inc.	(262)	(11,468)
Edwards Lifesciences Corp.*	(249)	(36,247)
Henry Schein, Inc.*	(186)	(13,511)
Hologic, Inc.*	(333)	(13,237)
IDEXX Laboratories, Inc.*	(105)	(22,884)
Intuitive Surgical, Inc.*	(131)	(62,681)
Quest Diagnostics, Inc.	(122)	(13,413)
Zimmer Biomet Holdings, Inc.	(244)	(27,191)

		(436,891)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(150)	(20,288)
Coty, Inc., Class A	(906)	(12,775)

		(33,063)

Insurance — (4.0)%
Allstate Corp. (The)	(153)	(13,964)
American International Group, Inc.	(107)	(5,673)
Aon PLC (United Kingdom)	(263)	(36,076)
Assurant, Inc.	(64)	(6,623)
Cincinnati Financial Corp.	(199)	(13,305)
Everest Re Group Ltd. (Bermuda)	(50)	(11,524)
Lincoln National Corp.	(259)	(16,123)
MetLife, Inc.	(1,185)	(51,666)
Principal Financial Group, Inc.	(277)	(14,667)
Prudential Financial, Inc.	(441)	(41,238)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(160)	$(24,256)

		(235,115)

Materials — (4.6)%
Air Products & Chemicals, Inc.	(253)	(39,400)
Albemarle Corp.	(134)	(12,640)
CF Industries Holdings, Inc.	(195)	(8,658)
FMC Corp.	(162)	(14,452)
International Flavors & Fragrances, Inc.	(23)	(2,851)
Martin Marietta Materials, Inc.	(76)	(16,973)
Mosaic Co. (The)	(448)	(12,566)
Newmont Mining Corp.	(645)	(24,323)
Nucor Corp.	(385)	(24,062)
Packaging Corp. of America	(109)	(12,185)
PPG Industries, Inc.	(296)	(30,704)
Sealed Air Corp.	(10)	(424)
Sherwin-Williams Co. (The)	(73)	(29,753)
Vulcan Materials Co.	(159)	(20,521)
WestRock Co.	(297)	(16,935)

		(266,447)

Media — (1.8)%
Charter Communications, Inc., Class A*	(259)	(75,941)
Discovery, Inc., Class A*	(817)	(22,468)
Viacom, Inc., Class B	(224)	(6,756)

		(105,165)

Pharmaceuticals, Biotechnology & Life Sciences — (7.9)%
Agilent Technologies, Inc.	(8)	(495)
Alexion Pharmaceuticals, Inc.*	(268)	(33,272)
Allergan PLC (Ireland)	(388)	(64,687)
Eli Lilly & Co.	(1,137)	(97,020)
Illumina, Inc.*	(177)	(49,434)
Incyte Corp.*	(263)	(17,621)
IQVIA Holdings, Inc.*	(265)	(26,452)
Mettler-Toledo International, Inc.*	(31)	(17,938)
Mylan NV (Netherlands)*	(596)	(21,539)
Nektar Therapeutics*	(192)	(9,375)
PerkinElmer, Inc.	(134)	(9,813)
Perrigo Co. PLC (Ireland)	(162)	(11,811)
Thermo Fisher Scientific, Inc.	(232)	(48,056)
Vertex Pharmaceuticals, Inc.*	(312)	(53,028)

		(460,541)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (8.5)%
American Tower Corp., REIT	(524)	$(75,545)
Apartment Investment & Management Co., Class A, REIT	(186)	(7,868)
Boston Properties, Inc., REIT	(187)	(23,454)
Crown Castle International Corp., REIT	(492)	(53,047)
Digital Realty Trust, Inc., REIT	(244)	(27,226)
Equinix, Inc., REIT	(95)	(40,840)
Essex Property Trust, Inc., REIT	(77)	(18,408)
Federal Realty Investment Trust, REIT	(89)	(11,263)
GGP, Inc., REIT	(1,158)	(23,658)
HCP, Inc., REIT	(441)	(11,387)
Host Hotels & Resorts, Inc., REIT	(894)	(18,837)
Iron Mountain, Inc., REIT	(342)	(11,973)
Kimco Realty Corp., REIT	(515)	(8,750)
Macerich Co. (The), REIT	(170)	(9,661)
Prologis, Inc., REIT	(67)	(4,401)
Public Storage, REIT	(104)	(23,593)
Realty Income Corp., REIT	(166)	(8,929)
SBA Communications Corp., REIT*	(140)	(23,117)
Simon Property Group, Inc., REIT	(376)	(63,991)
SL Green Realty Corp., REIT	(113)	(11,360)
Vornado Realty Trust, REIT	(230)	(17,002)

		(494,310)

Retailing — (3.5)%
Expedia Group, Inc.	(186)	(22,355)
Genuine Parts Co.	(177)	(16,247)
LKQ Corp.*	(373)	(11,899)
Netflix, Inc.*	(299)	(117,038)
Nordstrom, Inc.	(188)	(9,735)
Tractor Supply Co.	(147)	(11,244)
TripAdvisor, Inc.*	(167)	(9,304)
Ulta Beauty, Inc.*	(24)	(5,603)

		(203,425)

Semiconductors & Semiconductor Equipment — (4.2)%
Advanced Micro Devices, Inc.*	(1,267)	(18,992)
Broadcom, Inc.	(303)	(73,520)
Microchip Technology, Inc.	(316)	(28,740)
NVIDIA Corp.	(434)	(102,815)
Xilinx, Inc.	(308)	(20,100)

		(244,167)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (11.3)%
Activision Blizzard, Inc.	(915)	$(69,833)
Adobe Systems, Inc.*	(46)	(11,215)
Akamai Technologies, Inc.*	(188)	(13,767)
Alliance Data Systems Corp.	(60)	(13,992)
Alphabet, Inc., Class A*	(98)	(110,661)
ANSYS, Inc.*	(101)	(17,592)
Autodesk, Inc.*	(263)	(34,477)
Cadence Design Systems, Inc.*	(342)	(14,812)
Electronic Arts, Inc.*	(371)	(52,318)
Facebook, Inc., Class A*	(169)	(32,840)
Global Payments, Inc.	(193)	(21,518)
PayPal Holdings, Inc.*	(1,100)	(91,597)
Red Hat, Inc.*	(46)	(6,181)
salesforce.com, Inc.*	(562)	(76,657)
Symantec Corp.	(718)	(14,827)
Synopsys, Inc.*	(164)	(14,034)
Take-Two Interactive Software, Inc.*	(131)	(15,505)
Twitter, Inc.*	(873)	(38,124)
Western Union Co. (The)	(555)	(11,283)

		(661,233)

Technology Hardware & Equipment — (1.2)%
Corning, Inc.	(1,037)	(28,528)
Hewlett Packard Enterprise Co.	(569)	(8,313)
IPG Photonics Corp.*	(62)	(13,679)
Juniper Networks, Inc.	(404)	(11,078)
Western Digital Corp.	(84)	(6,502)
Xerox Corp.	(225)	(5,400)

		(73,500)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(1,292)	(24,083)

Transportation — (4.1)%
Alaska Air Group, Inc.	(146)	(8,817)
American Airlines Group, Inc.	(576)	(21,865)
CSX Corp.	(640)	(40,819)
Delta Air Lines, Inc.	(833)	(41,267)
JB Hunt Transport Services, Inc.	(132)	(16,045)
Kansas City Southern	(122)	(12,927)
Southwest Airlines Co.	(711)	(36,176)
United Continental Holdings, Inc.*	(346)	(24,127)
United Parcel Service, Inc., Class B	(335)	(35,587)

		(237,630)

Utilities — (3.8)%
Alliant Energy Corp.	(181)	(7,660)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	(281)	$(17,099)
American Electric Power Co., Inc.	(308)	(21,329)
American Water Works Co., Inc.	(215)	(18,357)
Edison International	(208)	(13,160)
Entergy Corp.	(113)	(9,129)
Eversource Energy	(202)	(11,839)
Exelon Corp.	(104)	(4,430)
NextEra Energy, Inc.	(137)	(22,883)
NiSource, Inc.	(380)	(9,986)
PG&E Corp.	(595)	(25,323)
Pinnacle West Capital Corp.	(129)	(10,392)
Public Service Enterprise Group, Inc.	(115)	(6,226)
SCANA Corp.	(169)	(6,510)
Sempra Energy	(305)	(35,414)

		(219,737)

TOTAL COMMON STOCK (Proceeds $5,531,429)		(5,613,254)

TOTAL SECURITIES SOLD SHORT - (96.1)%		(5,613,254)

(Proceeds $5,531,429)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		4,373,537

NET ASSETS - 100.0%		$5,838,879

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $36,621.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 151.7%
COMMON STOCKS — 151.7%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)†	174	$15,944
BorgWarner, Inc.	13	561
Goodyear Tire & Rubber Co. (The)	157	3,657
Harley-Davidson, Inc.	11	463

		20,625

Banks — 3.4%
Bank of America Corp.†	626	17,647
Citizens Financial Group, Inc.	2	78
Comerica, Inc.	10	909
Huntington Bancshares, Inc.†	11	162
JPMorgan Chase & Co.†	348	36,262
M&T Bank Corp.	9	1,531
People’s United Financial, Inc.	21	380
PNC Financial Services Group, Inc. (The)†	29	3,918
SunTrust Banks, Inc.	26	1,717
SVB Financial Group*	3	866
US Bancorp	93	4,652
Wells Fargo & Co.†	300	16,632

		84,754

Capital Goods — 11.4%
3M Co.†	39	7,672
AMETEK, Inc.†	150	10,824
AO Smith Corp.	9	532
Boeing Co. (The)†	149	49,991
Caterpillar, Inc.†	166	22,521
Cummins, Inc.†	108	14,364
Deere & Co.†	20	2,796
Dover Corp.†	71	5,197
Emerson Electric Co.†	39	2,696
Fastenal Co.	7	337
Fortive Corp.	21	1,619
General Dynamics Corp.	18	3,355
General Electric Co.†	534	7,268
Harris Corp.†	8	1,156
Honeywell International, Inc.†	265	38,173
Illinois Tool Works, Inc.†	198	27,431
Lockheed Martin Corp.	18	5,318
Northrop Grumman Corp.	10	3,077
Parker-Hannifin Corp.†	83	12,936
Pentair PLC (Ireland)†	11	463
Raytheon Co.†	187	36,125
Rockwell Automation, Inc.	8	1,330

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Roper Technologies, Inc.	7	$1,931
Snap-on, Inc.	37	5,947
Stanley Black & Decker, Inc.†	10	1,328
Textron, Inc.	16	1,055
TransDigm Group, Inc.	3	1,035
United Technologies Corp.†	49	6,126
WW Grainger, Inc.	37	11,411
Xylem, Inc.†	31	2,089

		286,103

Commercial & Professional Services — 0.8%
Cintas Corp.	7	1,295
Republic Services, Inc.†	207	14,151
Robert Half International, Inc.†	41	2,669
Verisk Analytics, Inc.*	10	1,076
Waste Management, Inc.	3	244

		19,435

Consumer Durables & Apparel — 2.7%
Garmin Ltd. (Switzerland)	118	7,198
Hanesbrands, Inc.(a)	22	484
Hasbro, Inc.	80	7,385
Lennar Corp., Class A	20	1,050
Mattel, Inc.(a)	21	345
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	7,060
Newell Brands, Inc.	314	8,098
Ralph Lauren Corp.†	53	6,663
Tapestry, Inc.	183	8,548
VF Corp.†	257	20,951

		67,782

Consumer Services — 1.4%
Darden Restaurants, Inc.	77	8,244
H&R Block, Inc.	13	296
Hilton Worldwide Holdings, Inc.†	20	1,583
Marriott International, Inc., Class A†	22	2,785
McDonald’s Corp.†	33	5,171
Yum! Brands, Inc.†	220	17,207

		35,286

Diversified Financials — 11.0%
Affiliated Managers Group, Inc.	20	2,973
American Express Co.†	53	5,194
Berkshire Hathaway, Inc., Class B†*	161	30,051
BlackRock, Inc.†	105	52,399
Capital One Financial Corp.	19	1,746

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Cboe Global Markets, Inc.	52	$5,412
Charles Schwab Corp. (The)†	83	4,241
CME Group, Inc.†	212	34,751
Discover Financial Services†	22	1,549
E*TRADE Financial Corp.†*	111	6,789
Franklin Resources, Inc.†	359	11,506
Intercontinental Exchange, Inc.†	372	27,361
Invesco Ltd. (Bermuda)†	265	7,038
Moody’s Corp.†	123	20,979
Morgan Stanley†	16	758
MSCI, Inc.	7	1,158
Nasdaq, Inc.†	108	9,857
Raymond James Financial, Inc.	9	804
S&P Global, Inc.†	156	31,807
T Rowe Price Group, Inc.†	160	18,574

		274,947

Energy — 11.9%
Cabot Oil & Gas Corp.	297	7,069
Chevron Corp.†	324	40,963
ConocoPhillips†	773	53,816
Exxon Mobil Corp.†	982	81,241
Hess Corp.†	205	13,712
Marathon Oil Corp.†	542	11,306
Noble Energy, Inc.†	311	10,972
Occidental Petroleum Corp.†	264	22,092
ONEOK, Inc.	2	140
Phillips 66†	329	36,950
TechnipFMC PLC (United Kingdom)†	302	9,585
Valero Energy Corp.†	84	9,310

		297,156

Food & Staples Retailing — 5.5%
Costco Wholesale Corp.	27	5,642
Kroger Co. (The)†	562	15,989
Sysco Corp.†	331	22,604
Walgreens Boots Alliance, Inc.†	368	22,085
Walmart, Inc.†	842	72,117

		138,437

Food, Beverage & Tobacco — 10.3%
Altria Group, Inc.†	982	55,768
Brown-Forman Corp., Class B	48	2,352
Coca-Cola Co. (The)†	271	11,886
Conagra Brands, Inc.†	138	4,931
General Mills, Inc.†	37	1,638

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)†	137	$12,749
JM Smucker Co. (The)	71	7,631
Kraft Heinz Co. (The)†	601	37,755
Mondelez International, Inc., Class A .	91	3,731
PepsiCo, Inc.†	329	35,818
Philip Morris International, Inc.†	824	66,530
Tyson Foods, Inc., Class A†	240	16,524

		257,313

Health Care Equipment & Services — 7.9%
Abbott Laboratories†	108	6,587
Aetna, Inc.†	208	38,168
AmerisourceBergen Corp.†	14	1,194
Anthem, Inc.	38	9,045
Cardinal Health, Inc.	198	9,668
Centene Corp.*	11	1,355
Cigna Corp.†	160	27,192
CVS Health Corp.†	63	4,054
Danaher Corp.	43	4,243
Envision Healthcare Corp.*	77	3,389
Express Scripts Holding Co.†*	86	6,640
HCA Healthcare, Inc.	22	2,257
Humana, Inc.	8	2,381
Laboratory Corp. of America Holdings†*	68	12,208
McKesson Corp.	20	2,668
Medtronic PLC (Ireland)†	366	31,333
ResMed, Inc.	8	829
Stryker Corp.	23	3,884
UnitedHealth Group, Inc.†	118	28,950
Universal Health Services, Inc., Class B	5	557
Varian Medical Systems, Inc.*	13	1,478

		198,080

Household & Personal Products — 6.6%
Church & Dwight Co., Inc.	156	8,293
Colgate-Palmolive Co.†	549	35,581
Estee Lauder Cos., Inc. (The), Class A†	242	34,531
Kimberly-Clark Corp.†	225	23,702
Procter & Gamble Co. (The)†	807	62,994

		165,101

Insurance — 2.1%
Aflac, Inc.	49	2,108

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
American International Group, Inc.	10	$530
Arthur J Gallagher & Co.	116	7,572
Brighthouse Financial, Inc.*	7	280
Chubb Ltd. (Switzerland)	28	3,557
Hartford Financial Services Group, Inc. (The)	20	1,023
Loews Corp.	127	6,132
Marsh & McLennan Cos., Inc.†	31	2,541
Progressive Corp. (The)†	333	19,697
Torchmark Corp.	65	5,292
Travelers Cos., Inc. (The)	16	1,957
Unum Group	13	481
XL Group Ltd. (Bermuda)	16	895

		52,065

Materials — 5.7%
Avery Dennison Corp.	57	5,820
CF Industries Holdings, Inc.	13	577
DowDuPont, Inc.†	625	41,200
Eastman Chemical Co.†	79	7,897
Ecolab, Inc.†	181	25,400
Freeport-McMoRan, Inc.†	941	16,242
International Paper Co.†	268	13,957
LyondellBasell Industries NV, Class A (Netherlands)†	257	28,231
Praxair, Inc.†	25	3,954

		143,278

Media — 4.6%
CBS Corp., Class B, non-voting shares†	257	14,449
Comcast Corp., Class A†	742	24,345
DISH Network Corp., Class A*	296	9,949
Interpublic Group of Cos., Inc. (The)	253	5,930
News Corp., Class A†	379	5,874
Omnicom Group, Inc.†	84	6,407
Twenty-First Century Fox, Inc., Class A†	222	11,031
Walt Disney Co. (The)†	362	37,941

		115,926

Pharmaceuticals, Biotechnology & Life Sciences — 12.7%
AbbVie, Inc.†	539	49,938
Agilent Technologies, Inc.	18	1,113
Amgen, Inc.†	152	28,058
Biogen, Inc.†*	80	23,219

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.	140	$7,748
Celgene Corp.†*	491	38,995
Gilead Sciences, Inc.†	296	20,969
Johnson & Johnson†	481	58,365
Merck & Co., Inc.†	178	10,805
Pfizer, Inc.†	1,363	49,450
Regeneron Pharmaceuticals, Inc.*	8	2,760
Waters Corp.*	5	968
Zoetis, Inc.†	315	26,835

		319,223

Real Estate — 1.3%
Alexandria Real Estate Equities, Inc., REIT	7	883
AvalonBay Communities, Inc., REIT	8	1,375
CBRE Group, Inc., Class A†*	121	5,777
Duke Realty Corp., REIT	22	639
Equity Residential, REIT	22	1,401
Extra Space Storage, Inc., REIT	7	699
Mid-America Apartment Communities, Inc., REIT	7	705
Ventas, Inc., REIT	22	1,253
Welltower, Inc., REIT	23	1,442
Weyerhaeuser Co., REIT†	491	17,902

		32,076

Retailing — 8.4%
Advance Auto Parts, Inc.	48	6,514
Amazon.com, Inc.*	12	20,398
AutoZone, Inc.*	12	8,051
Best Buy Co., Inc.	36	2,685
Booking Holdings, Inc.†*	25	50,677
CarMax, Inc.*	10	729
Dollar General Corp.	16	1,578
Dollar Tree, Inc.†*	80	6,800
Foot Locker, Inc.	9	474
Gap, Inc. (The)	7	227
Home Depot, Inc. (The)†	287	55,994
Kohl’s Corp.†	109	7,946
L Brands, Inc.	21	774
Lowe’s Cos., Inc.	141	13,475
Macy’s, Inc.	18	674
O’Reilly Automotive, Inc.†*	18	4,924
Ross Stores, Inc.†	76	6,441
Target Corp.†	39	2,969

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	80	$10,528
TJX Cos., Inc. (The)	82	7,805

		209,663

Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices, Inc.†	102	9,784
Applied Materials, Inc.†	504	23,280
Intel Corp.†	287	14,267
KLA-Tencor Corp.†	13	1,333
Lam Research Corp.†	100	17,285
Micron Technology, Inc.†*	841	44,102
Qorvo, Inc.*	8	641
QUALCOMM, Inc.†	91	5,107
Skyworks Solutions, Inc.†	12	1,160
Texas Instruments, Inc.†	414	45,644

		162,603

Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†	395	64,618
Alphabet, Inc., Class A*	4	4,517
Automatic Data Processing, Inc.†	278	37,291
Broadridge Financial Solutions, Inc.	63	7,251
CA, Inc.†	263	9,376
Citrix Systems, Inc.*	87	9,121
Cognizant Technology Solutions Corp., Class A†	36	2,844
DXC Technology Co.†	184	14,832
eBay, Inc.†*	470	17,042
Facebook, Inc., Class A†*	79	15,351
Fidelity National Information Services, Inc.	20	2,121
Fiserv, Inc.*	53	3,927
FleetCor Technologies, Inc.*	5	1,053
Gartner, Inc.*	5	664
International Business Machines Corp.†	417	58,255
Intuit, Inc.†	162	33,097
Mastercard, Inc., Class A†	94	18,473
Microsoft Corp.†	473	46,643
Oracle Corp.†	898	39,566
Paychex, Inc.†	233	15,926
VeriSign, Inc.*	8	1,099
Visa, Inc., Class A†	334	44,238

		447,305

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 11.3%
Amphenol Corp., Class A†	197	$17,169
Apple, Inc.†	666	123,283
Cisco Systems, Inc.†	1,590	68,418
F5 Networks, Inc.*	39	6,726
FLIR Systems, Inc.	88	4,573
Hewlett Packard Enterprise Co.†	17	248
HP, Inc.†	1,070	24,278
Motorola Solutions, Inc.†	106	12,335
NetApp, Inc.†	173	13,586
Seagate Technology PLC (Ireland)†	186	10,503
TE Connectivity Ltd. (Switzerland)	21	1,891
Western Digital Corp.	15	1,161

		284,171

Telecommunication Services — 1.0%
AT&T, Inc.†	377	12,105
Verizon Communications, Inc.†	254	12,779

		24,884

Transportation — 4.4%
CH Robinson Worldwide, Inc.	89	7,446
Expeditors International of Washington, Inc.†	114	8,333
FedEx Corp.	165	37,465
JB Hunt Transport Services, Inc.	2	243
Norfolk Southern Corp.†	173	26,101
Union Pacific Corp.†	209	29,611

		109,199

Utilities — 2.1%
AES Corp.†	40	536
CenterPoint Energy, Inc.	24	665
CMS Energy Corp.	177	8,369
Consolidated Edison, Inc.	19	1,482
Dominion Energy, Inc.	96	6,545
DTE Energy Co.	11	1,140
Duke Energy Corp.†	43	3,400
Evergy, Inc.	89	4,997
Exelon Corp.	16	682
FirstEnergy Corp.†	306	10,988
NRG Energy, Inc.	206	6,324
PPL Corp.	43	1,228
Southern Co. (The)†	62	2,871

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
WEC Energy Group, Inc.	19	$1,228
Xcel Energy, Inc.	31	1,416

		51,871

TOTAL COMMON STOCKS (Cost $3,550,589)		3,797,283

TOTAL LONG POSITIONS - 151.7%		3,797,283

(Cost $3,550,589)

SHORT POSITIONS — (91.6)%
COMMON STOCKS — (91.6)%
Automobiles & Components — (2.0)%
Ford Motor Co.	(2,073)	(22,948)
General Motors Co.	(710)	(27,974)

		(50,922)

Banks — (2.7)%
BB&T Corp.	(95)	(4,792)
Citigroup, Inc.	(387)	(25,898)
Fifth Third Bancorp	(332)	(9,528)
KeyCorp.	(550)	(10,747)
Regions Financial Corp.	(567)	(10,081)
Zions Bancorporation	(102)	(5,374)

		(66,420)

Capital Goods — (4.3)%
Allegion PLC (Ireland)	(48)	(3,713)
Arconic, Inc.	(107)	(1,820)
Eaton Corp. PLC (Ireland)	(221)	(16,518)
Flowserve Corp.	(67)	(2,707)
Fluor Corp.	(71)	(3,463)
Fortune Brands Home & Security, Inc.	(78)	(4,188)
Huntington Ingalls Industries, Inc.	(20)	(4,336)
Ingersoll-Rand PLC (Ireland)	(127)	(11,396)
Jacobs Engineering Group, Inc.	(73)	(4,635)
Johnson Controls International PLC (Ireland)	(475)	(15,889)
L3 Technologies, Inc.	(40)	(7,693)
Masco Corp.	(160)	(5,987)
PACCAR, Inc.	(177)	(10,967)
Quanta Services, Inc.*	(81)	(2,705)
Rockwell Collins, Inc.	(84)	(11,313)
United Rentals, Inc.*	(8)	(1,181)

		(108,511)

Commercial & Professional Services — (1.1)%
Equifax, Inc.	(61)	(7,632)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
IHS Markit Ltd. (Bermuda)*	(208)	$(10,731)
Nielsen Holdings PLC (United Kingdom)	(181)	(5,598)
Stericycle, Inc.*	(46)	(3,003)

		(26,964)

Consumer Durables & Apparel — (1.4)%
DR Horton, Inc.	(31)	(1,271)
Leggett & Platt, Inc.	(68)	(3,036)
Mohawk Industries, Inc.*	(39)	(8,357)
NIKE, Inc., Class B	(31)	(2,470)
PulteGroup, Inc.	(145)	(4,169)
PVH Corp.	(38)	(5,689)
Under Armour, Inc., Class C*	(225)	(4,743)
Whirlpool Corp.	(37)	(5,411)

		(35,146)

Consumer Services — (3.6)%
Carnival Corp. (Panama)	(372)	(21,319)
Chipotle Mexican Grill, Inc.*	(15)	(6,471)
MGM Resorts International	(295)	(8,564)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(115)	(5,434)
Royal Caribbean Cruises Ltd. (Liberia)	(108)	(11,189)
Starbucks Corp.	(560)	(27,356)
Wynn Resorts Ltd.	(54)	(9,036)

		(89,369)

Diversified Financials — (2.5)%
Ameriprise Financial, Inc.	(5)	(699)
Bank of New York Mellon Corp. (The)	(448)	(24,161)
Goldman Sachs Group, Inc. (The)	(52)	(11,470)
Jefferies Financial Group, Inc.	(186)	(4,230)
Northern Trust Corp.	(84)	(8,643)
State Street Corp.	(18)	(1,676)
Synchrony Financial	(384)	(12,818)

		(63,697)

Energy — (9.5)%
Anadarko Petroleum Corp.	(275)	(20,144)
Andeavor	(77)	(10,101)
Apache Corp.	(195)	(9,116)
Cimarex Energy Co.	(49)	(4,985)
Concho Resources, Inc.*	(77)	(10,653)
Devon Energy Corp.	(274)	(12,045)
EOG Resources, Inc.	(300)	(37,329)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EQT Corp.	(137)	$(7,560)
Halliburton Co.	(160)	(7,210)
Helmerich & Payne, Inc.	(56)	(3,571)
HollyFrontier Corp.	(89)	(6,090)
Kinder Morgan, Inc.	(1,188)	(20,992)
Marathon Petroleum Corp.	(1)	(70)
National Oilwell Varco, Inc.	(195)	(8,463)
Newfield Exploration Co.*	(104)	(3,146)
Pioneer Natural Resources Co.	(88)	(16,653)
Schlumberger Ltd. (Curacao)	(710)	(47,591)
Williams Cos., Inc. (The)	(429)	(11,630)

		(237,349)

Food, Beverage & Tobacco — (3.2)%
Archer-Daniels-Midland Co.	(289)	(13,245)
Campbell Soup Co.	(152)	(6,162)
Constellation Brands, Inc., Class A	(102)	(22,325)
Hormel Foods Corp.	(267)	(9,935)
McCormick & Co., Inc., non-voting shares	(34)	(3,947)
Molson Coors Brewing Co., Class B	(115)	(7,825)
Monster Beverage Corp.*	(285)	(16,330)

		(79,769)

Health Care Equipment & Services — (7.6)%
ABIOMED, Inc.*	(22)	(8,999)
Align Technology, Inc.*	(42)	(14,370)
Baxter International, Inc.	(271)	(20,011)
Becton Dickinson and Co.	(138)	(33,059)
Boston Scientific Corp.*	(111)	(3,630)
Cerner Corp.*	(180)	(10,762)
Cooper Cos., Inc. (The)	(25)	(5,886)
DaVita, Inc.*	(94)	(6,527)
DENTSPLY SIRONA, Inc.	(115)	(5,034)
Edwards Lifesciences Corp.*	(108)	(15,722)
Henry Schein, Inc.*	(80)	(5,811)
Hologic, Inc.*	(143)	(5,684)
IDEXX Laboratories, Inc.*	(46)	(10,025)
Intuitive Surgical, Inc.*	(57)	(27,273)
Quest Diagnostics, Inc.	(54)	(5,937)
Zimmer Biomet Holdings, Inc.	(105)	(11,701)

		(190,431)

Household & Personal Products — (0.6)%
Clorox Co. (The)	(66)	(8,926)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A	(389)	$(5,485)

		(14,411)

Insurance — (3.5)%
Allstate Corp. (The)	(35)	(3,194)
Aon PLC (United Kingdom)	(124)	(17,009)
Assurant, Inc.	(28)	(2,898)
Cincinnati Financial Corp.	(86)	(5,750)
Everest Re Group Ltd. (Bermuda)	(22)	(5,071)
Lincoln National Corp.	(112)	(6,972)
MetLife, Inc.	(522)	(22,759)
Principal Financial Group, Inc.	(42)	(2,224)
Prudential Financial, Inc.	(127)	(11,876)
Willis Towers Watson PLC (Ireland)	(68)	(10,309)

		(88,062)

Materials — (4.9)%
Air Products & Chemicals, Inc.	(111)	(17,286)
Albemarle Corp.	(58)	(5,471)
Ball Corp.	(9)	(320)
FMC Corp.	(71)	(6,334)
International Flavors & Fragrances, Inc.	(36)	(4,463)
Martin Marietta Materials, Inc.	(32)	(7,147)
Mosaic Co. (The)	(196)	(5,498)
Newmont Mining Corp.	(278)	(10,483)
Nucor Corp.	(166)	(10,375)
Packaging Corp. of America	(48)	(5,366)
PPG Industries, Inc.	(128)	(13,277)
Sealed Air Corp.	(45)	(1,910)
Sherwin-Williams Co. (The)	(47)	(19,156)
Vulcan Materials Co.	(70)	(9,034)
WestRock Co.	(106)	(6,044)

		(122,164)

Media — (1.9)%
Charter Communications, Inc., Class A*	(113)	(33,133)
Discovery, Inc., Class A*	(359)	(9,872)
Viacom, Inc., Class B	(164)	(4,946)

		(47,951)

Pharmaceuticals, Biotechnology & Life Sciences — (8.1)%
Alexion Pharmaceuticals, Inc.*	(118)	(14,650)
Allergan PLC (Ireland)	(147)	(24,508)
Eli Lilly & Co.	(530)	(45,225)
Illumina, Inc.*	(76)	(21,226)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Incyte Corp.*	(114)	$(7,638)
IQVIA Holdings, Inc.*	(124)	(12,378)
Mettler-Toledo International, Inc.*	(14)	(8,101)
Mylan NV (Netherlands)*	(262)	(9,469)
Nektar Therapeutics*	(82)	(4,004)
PerkinElmer, Inc.	(58)	(4,247)
Perrigo Co. PLC (Ireland)	(72)	(5,250)
Thermo Fisher Scientific, Inc.	(109)	(22,578)
Vertex Pharmaceuticals, Inc.*	(134)	(22,775)

		(202,049)

Real Estate — (9.2)%
American Tower Corp., REIT	(226)	(32,582)
Apartment Investment & Management Co., Class A, REIT	(81)	(3,426)
Boston Properties, Inc., REIT	(81)	(10,159)
Crown Castle International Corp., REIT	(214)	(23,073)
Digital Realty Trust, Inc., REIT	(107)	(11,939)
Equinix, Inc., REIT	(41)	(17,625)
Essex Property Trust, Inc., REIT	(35)	(8,367)
Federal Realty Investment Trust, REIT	(38)	(4,809)
GGP, Inc., REIT	(498)	(10,174)
HCP, Inc., REIT	(244)	(6,300)
Host Hotels & Resorts, Inc., REIT	(385)	(8,112)
Iron Mountain, Inc., REIT	(147)	(5,146)
Kimco Realty Corp., REIT	(222)	(3,772)
Macerich Co. (The), REIT	(74)	(4,205)
Prologis, Inc., REIT	(93)	(6,109)
Public Storage, REIT	(64)	(14,519)
Realty Income Corp., REIT	(131)	(7,046)
Regency Centers Corp., REIT	(26)	(1,614)
SBA Communications Corp., REIT*	(62)	(10,236)
Simon Property Group, Inc., REIT	(162)	(27,571)
SL Green Realty Corp., REIT	(49)	(4,926)
UDR, Inc., REIT	(31)	(1,164)
Vornado Realty Trust, REIT	(99)	(7,318)

		(230,192)

Retailing — (3.2)%
Expedia Group, Inc.	(82)	(9,856)
Genuine Parts Co.	(76)	(6,976)
LKQ Corp.*	(161)	(5,136)
Netflix, Inc.*	(114)	(44,623)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Nordstrom, Inc.	(79)	$(4,091)
Tractor Supply Co.	(63)	(4,819)
TripAdvisor, Inc.*	(90)	(5,014)

		(80,515)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(547)	(8,200)
Broadcom, Inc.	(129)	(31,301)
Microchip Technology, Inc.	(134)	(12,187)
NVIDIA Corp.	(139)	(32,929)
Xilinx, Inc.	(133)	(8,680)

		(93,297)

Software & Services — (9.3)%
Activision Blizzard, Inc.	(394)	(30,070)
Akamai Technologies, Inc.*	(84)	(6,151)
Alliance Data Systems Corp.	(26)	(6,063)
ANSYS, Inc.*	(45)	(7,838)
Autodesk, Inc.*	(114)	(14,944)
Cadence Design Systems, Inc.*	(148)	(6,410)
Electronic Arts, Inc.*	(161)	(22,704)
Global Payments, Inc.	(83)	(9,254)
PayPal Holdings, Inc.*	(479)	(39,886)
Red Hat, Inc.*	(43)	(5,778)
salesforce.com, Inc.*	(257)	(35,055)
Symantec Corp.	(314)	(6,484)
Synopsys, Inc.*	(76)	(6,503)
Take-Two Interactive Software, Inc.*	(57)	(6,747)
Total System Services, Inc.	(94)	(7,945)
Twitter, Inc.*	(381)	(16,638)
Western Union Co. (The)	(239)	(4,859)

		(233,329)

Technology Hardware & Equipment — (1.0)%
Corning, Inc.	(454)	(12,490)
IPG Photonics Corp.*	(27)	(5,957)
Juniper Networks, Inc.	(139)	(3,811)
Xerox Corp.	(91)	(2,184)

		(24,442)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(555)	(10,345)

Transportation — (3.5)%
Alaska Air Group, Inc.	(63)	(3,805)
American Airlines Group, Inc.	(247)	(9,376)
CSX Corp.	(143)	(9,121)
Delta Air Lines, Inc.	(362)	(17,933)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kansas City Southern	(53)	$(5,616)
Southwest Airlines Co.	(306)	(15,569)
United Continental Holdings, Inc.*	(151)	(10,529)
United Parcel Service, Inc., Class B	(148)	(15,722)

		(87,671)

Utilities — (4.4)%
Alliant Energy Corp.	(118)	(4,994)
Ameren Corp.	(124)	(7,545)
American Electric Power Co., Inc.	(188)	(13,019)
American Water Works Co., Inc.	(95)	(8,111)
Edison International	(133)	(8,415)
Entergy Corp.	(78)	(6,302)
Eversource Energy	(152)	(8,909)
NextEra Energy, Inc.	(47)	(7,850)
NiSource, Inc.	(175)	(4,599)
PG&E Corp.	(261)	(11,108)
Pinnacle West Capital Corp.	(57)	(4,592)
Public Service Enterprise Group, Inc.	(108)	(5,847)
SCANA Corp.	(73)	(2,812)
Sempra Energy	(134)	(15,559)

		(109,662)

TOTAL COMMON STOCK (Proceeds $2,261,811)		(2,292,668)

TOTAL SECURITIES SOLD SHORT - (91.6)%		(2,292,668)

(Proceeds $2,261,811)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		998,811

NET ASSETS - 100.0%		$2,503,426

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $367.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 99.6%
COMMON STOCKS — 99.6%
Automobiles & Components — 0.5%
Aptiv PLC (Jersey)	92	$8,430
BorgWarner, Inc.	13	561
Goodyear Tire & Rubber Co. (The)	83	1,933
Harley-Davidson, Inc.(a)	10	421

		11,345

Banks — 3.1%
Bank of America Corp.†	611	17,224
Comerica, Inc.	10	909
JPMorgan Chase & Co.†	268	27,926
M&T Bank Corp.	9	1,531
People’s United Financial, Inc.(a)	20	362
PNC Financial Services Group, Inc. (The)†	28	3,783
SunTrust Banks, Inc.	28	1,849
SVB Financial Group*	3	866
US Bancorp	97	4,852
Wells Fargo & Co.†	293	16,244

		75,546

Capital Goods — 7.5%
3M Co.†	35	6,885
AMETEK, Inc.†	80	5,773
AO Smith Corp.	10	592
Boeing Co. (The)†	91	30,531
Caterpillar, Inc.†	89	12,075
Cummins, Inc.†	58	7,714
Deere & Co.†	20	2,796
Dover Corp.	47	3,440
Emerson Electric Co.†	38	2,627
Fastenal Co.	13	626
Fortive Corp.	21	1,619
General Dynamics Corp.	17	3,169
General Electric Co.	521	7,091
Harris Corp.†	20	2,891
Honeywell International, Inc.†	149	21,463
Illinois Tool Works, Inc.†	109	15,101
Lockheed Martin Corp.	17	5,022
Northrop Grumman Corp.	10	3,077
Parker-Hannifin Corp.	45	7,013
Pentair PLC (Ireland)	11	463
Raytheon Co.†	99	19,125
Rockwell Automation, Inc.	8	1,330
Roper Technologies, Inc.	7	1,931
Snap-on, Inc.(a)	20	3,214

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.†	10	$1,328
Textron, Inc.	16	1,055
TransDigm Group, Inc.(a)	3	1,035
United Rentals, Inc.*	3	443
United Technologies Corp.†	48	6,001
WW Grainger, Inc.(a)	20	6,168
Xylem, Inc.	11	741

		182,339

Commercial & Professional Services — 0.4%
Cintas Corp.	7	1,296
Republic Services, Inc.	112	7,656
Robert Half International, Inc.	16	1,042
Verisk Analytics, Inc.*	10	1,076

		11,070

Consumer Durables & Apparel — 1.5%
Garmin Ltd. (Switzerland)	64	3,904
Hanesbrands, Inc.	21	462
Hasbro, Inc.(a)	43	3,969
Lennar Corp., Class A†	19	998
Mattel, Inc.(a)	20	328
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	3,796
Newell Brands, Inc.(a)	167	4,307
Ralph Lauren Corp.	29	3,646
Tapestry, Inc.	98	4,578
Under Armour, Inc., Class C(a) *	4	84
VF Corp.†	136	11,087

		37,159

Consumer Services — 1.0%
Darden Restaurants, Inc.	41	4,389
H&R Block, Inc.†(a)	13	296
Hilton Worldwide Holdings, Inc.†	19	1,504
Marriott International, Inc., Class A†	22	2,785
McDonald’s Corp.†	40	6,268
Yum! Brands, Inc.†	115	8,995

		24,237

Diversified Financials — 6.8%
Affiliated Managers Group, Inc.	17	2,527
American Express Co.†	52	5,096
Berkshire Hathaway, Inc., Class B†*	154	28,744
BlackRock, Inc.†	56	27,946
Capital One Financial Corp.	23	2,114
Cboe Global Markets, Inc.	15	1,561

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)†	81	$4,139
CME Group, Inc.†	111	18,195
Discover Financial Services†	21	1,479
E*TRADE Financial Corp.†*	43	2,630
Franklin Resources, Inc.†	190	6,090
Intercontinental Exchange, Inc.†	198	14,563
Invesco Ltd. (Bermuda)	140	3,718
Moody’s Corp.†	65	11,086
MSCI, Inc.	6	993
Nasdaq, Inc.†	58	5,294
Raymond James Financial, Inc.	9	804
S&P Global, Inc.†	84	17,127
T Rowe Price Group, Inc.†	85	9,868

		163,974

Energy — 7.1%
Cabot Oil & Gas Corp.	158	3,760
Chevron Corp.†	218	27,562
ConocoPhillips†	415	28,892
Exxon Mobil Corp.†	607	50,217
Hess Corp.	108	7,224
Marathon Oil Corp.	290	6,049
Marathon Petroleum Corp.	28	1,965
Noble Energy, Inc.	166	5,857
Occidental Petroleum Corp.	159	13,305
Phillips 66†	173	19,430
TechnipFMC PLC (United Kingdom)	160	5,078
Valero Energy Corp.†	26	2,882

		172,221

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	26	5,433
Kroger Co. (The)†	299	8,507
Sysco Corp.	177	12,087
Walgreens Boots Alliance, Inc.†	222	13,323
Walmart, Inc.†	501	42,911

		82,261

Food, Beverage & Tobacco — 6.2%
Altria Group, Inc.†	522	29,644
Brown-Forman Corp., Class B(a)	41	2,009
Coca-Cola Co. (The)†	265	11,623
Conagra Brands, Inc.†	118	4,216
General Mills, Inc.†	36	1,593
Hershey Co. (The)†	73	6,793
JM Smucker Co. (The)(a)	39	4,192

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.(a)	6	$419
Kraft Heinz Co. (The)†	309	19,411
Mondelez International, Inc., Class A	89	3,649
PepsiCo, Inc.†	195	21,230
Philip Morris International, Inc.†	443	35,768
Tyson Foods, Inc., Class A†	127	8,744

		149,291

Health Care Equipment & Services — 5.3%
Abbott Laboratories†	105	6,404
Aetna, Inc.†	111	20,368
AmerisourceBergen Corp.†	14	1,194
Anthem, Inc.	22	5,237
Boston Scientific Corp.*	33	1,079
Cardinal Health, Inc.	106	5,176
Centene Corp.*	10	1,232
Cigna Corp.†	89	15,126
CVS Health Corp.†	61	3,925
Danaher Corp.	42	4,145
Envision Healthcare Corp.*	41	1,804
Express Scripts Holding Co.†*	56	4,324
HCA Healthcare, Inc.	21	2,155
Humana, Inc.	9	2,679
Laboratory Corp. of America Holdings†*	37	6,643
McKesson Corp.	16	2,134
Medtronic PLC (Ireland)	226	19,348
ResMed, Inc.	8	829
Stryker Corp.	22	3,715
UnitedHealth Group, Inc.†	84	20,609
Universal Health Services, Inc., Class B	5	557
Varian Medical Systems, Inc.*	9	1,024

		129,707

Household & Personal Products — 3.8%
Church & Dwight Co., Inc.(a)	83	4,412
Colgate-Palmolive Co.†	295	19,119
Estee Lauder Cos., Inc. (The), Class A†	129	18,407
Kimberly-Clark Corp.†	120	12,641
Procter & Gamble Co. (The)†	467	36,454

		91,033

Insurance — 1.5%
Aflac, Inc.	47	2,022

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
American International Group, Inc.	42	$2,227
Arthur J Gallagher & Co.	62	4,047
Brighthouse Financial, Inc.*	7	280
Chubb Ltd. (Switzerland)	28	3,557
Hartford Financial Services Group, Inc. (The)	21	1,074
Loews Corp.	89	4,297
Marsh & McLennan Cos., Inc.†	30	2,459
Principal Financial Group, Inc.	17	900
Progressive Corp. (The)†	161	9,523
Torchmark Corp.	33	2,687
Travelers Cos., Inc. (The)	17	2,080
Unum Group	14	518
XL Group Ltd. (Bermuda)	15	839

		36,510

Materials — 3.3%
Avery Dennison Corp.	31	3,165
Ball Corp.	16	569
CF Industries Holdings, Inc.	14	622
DowDuPont, Inc.†	366	24,127
Eastman Chemical Co.	45	4,498
Ecolab, Inc.	97	13,612
Freeport-McMoRan, Inc.†	497	8,578
International Paper Co.†	142	7,395
LyondellBasell Industries NV, Class A (Netherlands)†	138	15,159
Praxair, Inc.	21	3,321

		81,046

Media — 2.6%
CBS Corp., Class B, non-voting shares†	137	7,702
Comcast Corp., Class A†	469	15,388
Discovery, Inc., Class A(a)*	2	55
DISH Network Corp., Class A*	158	5,310
Interpublic Group of Cos., Inc. (The)(a)	133	3,118
News Corp., Class A†	200	3,100
Omnicom Group, Inc.†	32	2,441
Viacom, Inc., Class B	111	3,348
Walt Disney Co. (The)	212	22,220

		62,682

Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.†	314	29,092

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Agilent Technologies, Inc.	19	$1,175
Amgen, Inc.†	67	12,368
Biogen, Inc.†*	43	12,480
Bristol-Myers Squibb Co.†	104	5,755
Celgene Corp.†*	261	20,729
Gilead Sciences, Inc.†	176	12,468
Johnson & Johnson†	310	37,615
Merck & Co., Inc.†	162	9,833
Pfizer, Inc.†	831	30,149
Regeneron Pharmaceuticals, Inc.*	8	2,760
Waters Corp.*	5	968
Zoetis, Inc.†	167	14,227

		189,619

Real Estate — 0.9%
Alexandria Real Estate Equities, Inc., REIT	6	757
AvalonBay Communities, Inc., REIT	8	1,375
CBRE Group, Inc., Class A*	61	2,912
Duke Realty Corp., REIT	21	610
Equity Residential, REIT	22	1,401
Extra Space Storage, Inc., REIT	7	699
Mid-America Apartment Communities, Inc., REIT	6	604
Regency Centers Corp., REIT	1	62
UDR, Inc., REIT	16	601
Ventas, Inc., REIT	21	1,196
Welltower, Inc., REIT	22	1,379
Weyerhaeuser Co., REIT†	260	9,480

		21,076

Retailing — 6.8%
Advance Auto Parts, Inc.(a)	25	3,392
Amazon.com, Inc.†*	21	35,696
AutoZone, Inc.*	6	4,026
Best Buy Co., Inc.†(a)	35	2,610
Booking Holdings, Inc.†*	17	34,461
CarMax, Inc.(a)*	10	729
Dollar General Corp.	17	1,676
Dollar Tree, Inc.*	78	6,630
Foot Locker, Inc.	8	421
Gap, Inc. (The)†(a)	12	389
Home Depot, Inc. (The)†	174	33,947
Kohl’s Corp.(a)	57	4,155
L Brands, Inc.	51	1,881

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lowe’s Cos., Inc.	93	$8,888
Macy’s, Inc.(a)	1	37
Nordstrom, Inc.(a)	4	207
O’Reilly Automotive, Inc.†*	14	3,830
Ross Stores, Inc.†	52	4,407
Target Corp.†	35	2,664
Tiffany & Co.	43	5,659
TJX Cos., Inc. (The)†	83	7,900
Ulta Beauty, Inc.*	5	1,167

		164,772

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.†	78	7,482
Applied Materials, Inc.†	273	12,610
Intel Corp.†	280	13,919
KLA-Tencor Corp.†	14	1,435
Lam Research Corp.†	56	9,680
Micron Technology, Inc.†*	443	23,231
Qorvo, Inc.*	8	641
QUALCOMM, Inc.†	89	4,995
Skyworks Solutions, Inc.†	11	1,063
Texas Instruments, Inc.†	236	26,019

		101,075

Software & Services — 13.4%
Accenture PLC, Class A (Ireland)†	211	34,518
Adobe Systems, Inc.*	20	4,876
Alphabet, Inc., Class A†*	20	22,584
Automatic Data Processing, Inc.†	149	19,987
Broadridge Financial Solutions, Inc.	39	4,489
CA, Inc.†	139	4,955
Citrix Systems, Inc.*	47	4,927
Cognizant Technology Solutions Corp., Class A†	35	2,765
DXC Technology Co.†	97	7,819
eBay, Inc.†*	285	10,334
Facebook, Inc., Class A†*	130	25,262
Fidelity National Information Services, Inc.	19	2,015
Fiserv, Inc.*	39	2,890
FleetCor Technologies, Inc.*	5	1,053
Gartner, Inc.(a)*	5	665
International Business Machines Corp.†	233	32,550
Intuit, Inc.	87	17,775
Mastercard, Inc., Class A†	73	14,346

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†	462	$45,558
Oracle Corp.†	587	25,863
Paychex, Inc.†	124	8,475
VeriSign, Inc.*	8	1,099
Visa, Inc., Class A†	224	29,669

		324,474

Technology Hardware & Equipment — 7.4%
Amphenol Corp., Class A	106	9,238
Apple, Inc.†	471	87,187
Cisco Systems, Inc.†	920	39,588
F5 Networks, Inc.*	21	3,621
FLIR Systems, Inc.	47	2,443
Hewlett Packard Enterprise Co.†	26	380
HP, Inc.†	588	13,342
Motorola Solutions, Inc.†	56	6,517
NetApp, Inc.†	93	7,303
Seagate Technology PLC (Ireland)†	98	5,534
TE Connectivity Ltd. (Switzerland)	21	1,891
Western Digital Corp.	18	1,393

		178,437

Telecommunication Services — 1.0%
AT&T, Inc.†	370	11,867
Verizon Communications, Inc.†	248	12,477

		24,344

Transportation — 2.7%
CH Robinson Worldwide, Inc.	48	4,016
Expeditors International of Washington, Inc.†	61	4,459
FedEx Corp.	90	20,435
JB Hunt Transport Services, Inc.	2	243
Norfolk Southern Corp.†	59	8,901
Union Pacific Corp.†	187	26,494

		64,548

Utilities — 1.4%
AES Corp.†	40	536
CenterPoint Energy, Inc.	23	637
CMS Energy Corp.	95	4,492
Consolidated Edison, Inc.	19	1,482
Dominion Energy, Inc.	57	3,886
DTE Energy Co.	10	1,036
Duke Energy Corp.†	42	3,321
Evergy, Inc.	47	2,639
FirstEnergy Corp.	163	5,853

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NRG Energy, Inc.†	109	$3,346
PPL Corp.(a)	42	1,199
Southern Co. (The)†	61	2,825
WEC Energy Group, Inc.	19	1,228
Xcel Energy, Inc.	31	1,416

		33,896

TOTAL COMMON STOCKS (Cost $2,249,716)		2,412,662

TOTAL LONG POSITIONS - 99.6%		2,412,662

(Cost $2,249,716)

SHORT POSITIONS — (38.9)%
COMMON STOCKS — (38.9)%
Automobiles & Components — (0.9)%
Ford Motor Co.	(874)	(9,675)
General Motors Co.	(305)	(12,017)

		(21,692)

Banks — (1.3)%
BB&T Corp.	(44)	(2,219)
Citigroup, Inc.	(130)	(8,700)
Citizens Financial Group, Inc.	(109)	(4,240)
Fifth Third Bancorp	(126)	(3,616)
Huntington Bancshares, Inc.	(154)	(2,273)
KeyCorp	(236)	(4,611)
Regions Financial Corp.	(243)	(4,321)
Zions Bancorporation	(43)	(2,266)

		(32,246)

Capital Goods — (1.9)%
Allegion PLC (Ireland)	(20)	(1,547)
Arconic, Inc.	(2)	(34)
Eaton Corp. PLC (Ireland)	(96)	(7,175)
Flowserve Corp.	(29)	(1,172)
Fluor Corp.	(31)	(1,512)
Fortune Brands Home & Security, Inc.	(34)	(1,825)
Huntington Ingalls Industries, Inc.	(8)	(1,734)
Ingersoll-Rand PLC (Ireland)	(54)	(4,845)
Jacobs Engineering Group, Inc.	(31)	(1,968)
Johnson Controls International PLC (Ireland)	(202)	(6,757)
L3 Technologies, Inc.	(18)	(3,462)
Masco Corp.	(68)	(2,545)
PACCAR, Inc.	(77)	(4,771)
Quanta Services, Inc.*	(34)	(1,136)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Collins, Inc.	(36)	$(4,848)

		(45,331)

Commercial & Professional Services — (0.5)%
Equifax, Inc.	(26)	(3,253)
IHS Markit Ltd. (Bermuda)*	(88)	(4,540)
Nielsen Holdings PLC (United Kingdom)	(77)	(2,382)
Stericycle, Inc.*	(20)	(1,306)
Waste Management, Inc.	(10)	(813)

		(12,294)

Consumer Durables & Apparel — (0.5)%
DR Horton, Inc.	(12)	(492)
Leggett & Platt, Inc.	(29)	(1,295)
Mohawk Industries, Inc.*	(17)	(3,643)
PulteGroup, Inc.	(62)	(1,782)
PVH Corp.	(17)	(2,545)
Whirlpool Corp.	(16)	(2,340)

		(12,097)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(158)	(9,055)
Chipotle Mexican Grill, Inc.*	(7)	(3,020)
MGM Resorts International	(125)	(3,629)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(49)	(2,315)
Royal Caribbean Cruises Ltd. (Liberia)	(46)	(4,766)
Starbucks Corp.	(190)	(9,282)
Wynn Resorts Ltd.	(23)	(3,849)

		(35,916)

Diversified Financials — (1.1)%
Bank of New York Mellon Corp. (The)	(208)	(11,217)
Goldman Sachs Group, Inc. (The)	(13)	(2,867)
Jefferies Financial Group, Inc.	(79)	(1,796)
Morgan Stanley	(3)	(142)
Northern Trust Corp.	(46)	(4,733)
State Street Corp.	(14)	(1,303)
Synchrony Financial	(165)	(5,508)

		(27,566)

Energy — (4.3)%
Anadarko Petroleum Corp.	(113)	(8,277)
Andeavor	(33)	(4,329)
Apache Corp.	(83)	(3,880)
Cimarex Energy Co.	(21)	(2,137)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Concho Resources, Inc.*	(32)	$(4,427)
Devon Energy Corp.	(115)	(5,055)
EOG Resources, Inc.	(127)	(15,803)
EQT Corp.	(58)	(3,200)
Halliburton Co.	(28)	(1,262)
Helmerich & Payne, Inc.	(24)	(1,530)
HollyFrontier Corp.	(38)	(2,600)
Kinder Morgan, Inc.	(501)	(8,853)
National Oilwell Varco, Inc.	(83)	(3,602)
Newfield Exploration Co.*	(44)	(1,331)
ONEOK, Inc.	(90)	(6,285)
Pioneer Natural Resources Co.	(37)	(7,002)
Schlumberger Ltd. (Curacao)	(299)	(20,042)
Williams Cos., Inc. (The)	(182)	(4,934)

		(104,549)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(123)	(5,637)
Campbell Soup Co.	(65)	(2,635)
Constellation Brands, Inc., Class A	(43)	(9,411)
Hormel Foods Corp.	(115)	(4,279)
McCormick & Co., Inc., non-voting shares	(28)	(3,251)
Molson Coors Brewing Co., Class B	(49)	(3,334)
Monster Beverage Corp.*	(123)	(7,048)

		(35,595)

Health Care Equipment & Services — (3.2)%
ABIOMED, Inc.*	(9)	(3,681)
Align Technology, Inc.*	(18)	(6,159)
Baxter International, Inc.	(116)	(8,565)
Becton Dickinson and Co.	(59)	(14,134)
Cerner Corp.*	(75)	(4,484)
Cooper Cos., Inc. (The)	(11)	(2,590)
DaVita, Inc.*	(40)	(2,778)
DENTSPLY SIRONA, Inc.	(50)	(2,188)
Edwards Lifesciences Corp.*	(46)	(6,696)
Henry Schein, Inc.*	(34)	(2,470)
Hologic, Inc.*	(60)	(2,385)
IDEXX Laboratories, Inc.*	(19)	(4,141)
Intuitive Surgical, Inc.*	(24)	(11,484)
Quest Diagnostics, Inc.	(17)	(1,869)
Zimmer Biomet Holdings, Inc.	(45)	(5,015)

		(78,639)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.3)%
Clorox Co. (The)	(28)	$(3,787)
Coty, Inc., Class A	(165)	(2,326)

		(6,113)

Insurance — (1.4)%
Allstate Corp. (The)	(10)	(913)
Aon PLC (United Kingdom)	(53)	(7,270)
Assurant, Inc.	(12)	(1,242)
Cincinnati Financial Corp.	(37)	(2,474)
Everest Re Group Ltd. (Bermuda)	(9)	(2,074)
Lincoln National Corp.	(48)	(2,988)
MetLife, Inc.	(223)	(9,723)
Prudential Financial, Inc.	(40)	(3,740)
Willis Towers Watson PLC (Ireland)	(29)	(4,396)

		(34,820)

Materials — (2.2)%
Air Products & Chemicals, Inc.	(49)	(7,631)
Albemarle Corp.	(25)	(2,358)
FMC Corp.	(30)	(2,676)
International Flavors & Fragrances, Inc.	(15)	(1,859)
Martin Marietta Materials, Inc.	(14)	(3,127)
Mosaic Co. (The)	(84)	(2,356)
Newmont Mining Corp.	(118)	(4,450)
Nucor Corp.	(71)	(4,438)
Packaging Corp. of America	(21)	(2,348)
PPG Industries, Inc.	(54)	(5,601)
Sealed Air Corp.	(10)	(424)
Sherwin-Williams Co. (The)	(21)	(8,559)
Vulcan Materials Co.	(30)	(3,872)
WestRock Co.	(56)	(3,193)

		(52,892)

Media — (0.6)%
Charter Communications, Inc., Class A*	(49)	(14,367)
Twenty-First Century Fox, Inc., Class A	(7)	(348)

		(14,715)

Pharmaceuticals, Biotechnology & Life Sciences — (3.5)%
Alexion Pharmaceuticals, Inc.*	(48)	(5,959)
Allergan PLC (Ireland)	(63)	(10,503)
Eli Lilly & Co.	(224)	(19,114)
Illumina, Inc.*	(32)	(8,937)
Incyte Corp.*	(48)	(3,216)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(52)	$(5,191)
Mettler-Toledo International, Inc.*	(6)	(3,472)
Mylan NV (Netherlands)*	(112)	(4,048)
Nektar Therapeutics*	(35)	(1,709)
PerkinElmer, Inc.	(25)	(1,831)
Perrigo Co. PLC (Ireland)	(31)	(2,260)
Thermo Fisher Scientific, Inc.	(43)	(8,907)
Vertex Pharmaceuticals, Inc.*	(56)	(9,518)

		(84,665)

Real Estate — (3.9)%
American Tower Corp., REIT	(96)	(13,840)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,481)
Boston Properties, Inc., REIT	(34)	(4,264)
Crown Castle International Corp., REIT	(90)	(9,704)
Digital Realty Trust, Inc., REIT	(46)	(5,133)
Equinix, Inc., REIT	(17)	(7,308)
Essex Property Trust, Inc., REIT	(15)	(3,586)
Federal Realty Investment Trust, REIT	(17)	(2,151)
GGP, Inc., REIT	(211)	(4,311)
HCP, Inc., REIT	(103)	(2,660)
Host Hotels & Resorts, Inc., REIT	(163)	(3,434)
Iron Mountain, Inc., REIT	(63)	(2,206)
Kimco Realty Corp., REIT	(94)	(1,597)
Macerich Co. (The), REIT	(32)	(1,819)
Prologis, Inc., REIT	(34)	(2,234)
Public Storage, REIT	(20)	(4,537)
Realty Income Corp.	(52)	(2,797)
SBA Communications Corp., REIT*	(27)	(4,458)
Simon Property Group, Inc., REIT	(69)	(11,743)
SL Green Realty Corp., REIT	(21)	(2,111)
Vornado Realty Trust, REIT	(42)	(3,105)

		(94,479)

Retailing — (1.2)%
Expedia Group, Inc.	(35)	(4,207)
Genuine Parts Co.	(32)	(2,937)
LKQ Corp.*	(69)	(2,201)
Netflix, Inc.*	(42)	(16,440)
Tractor Supply Co.	(27)	(2,065)
TripAdvisor, Inc.*	(33)	(1,838)

		(29,688)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (1.4)%
Advanced Micro Devices, Inc.*	(233)	$(3,493)
Broadcom, Inc.	(49)	(11,889)
Microchip Technology, Inc.	(57)	(5,184)
NVIDIA Corp.	(42)	(9,950)
Xilinx, Inc.	(57)	(3,720)

		(34,236)

Software & Services — (4.0)%
Activision Blizzard, Inc.	(166)	(12,669)
Akamai Technologies, Inc.*	(33)	(2,417)
Alliance Data Systems Corp.	(11)	(2,565)
ANSYS, Inc.*	(19)	(3,309)
Autodesk, Inc.*	(48)	(6,292)
Cadence Design Systems, Inc.*	(63)	(2,729)
Electronic Arts, Inc.*	(67)	(9,448)
Global Payments, Inc.	(36)	(4,014)
PayPal Holdings, Inc.*	(195)	(16,238)
Red Hat, Inc.*	(14)	(1,881)
salesforce.com, Inc.*	(100)	(13,640)
Symantec Corp.	(135)	(2,788)
Synopsys, Inc.*	(33)	(2,824)
Take-Two Interactive Software, Inc.*	(24)	(2,841)
Total System Services, Inc.	(40)	(3,381)
Twitter, Inc.*	(163)	(7,118)
Western Union Co. (The)	(102)	(2,074)

		(96,228)

Technology Hardware & Equipment — (0.4)%
Corning, Inc.	(195)	(5,364)
IPG Photonics Corp.*	(11)	(2,427)
Juniper Networks, Inc.	(45)	(1,234)
Xerox Corp.	(16)	(384)

		(9,409)

Telecommunication Services — (0.2)%
CenturyLink, Inc.	(235)	(4,380)

Transportation — (1.4)%
Alaska Air Group, Inc.	(27)	(1,631)
American Airlines Group, Inc.	(106)	(4,024)
CSX Corp.	(36)	(2,296)
Delta Air Lines, Inc.	(153)	(7,580)
Kansas City Southern	(23)	(2,437)
Southwest Airlines Co.	(130)	(6,614)
United Continental Holdings, Inc.*	(64)	(4,463)
United Parcel Service, Inc., Class B	(42)	(4,462)

		(33,507)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (1.7)%
Alliant Energy Corp.	(51)	$(2,158)
Ameren Corp.	(52)	(3,164)
American Electric Power Co., Inc.	(68)	(4,709)
American Water Works Co., Inc.	(40)	(3,415)
Edison International	(49)	(3,100)
Entergy Corp.	(26)	(2,101)
Eversource Energy	(64)	(3,751)
Exelon Corp.	(45)	(1,917)
NextEra Energy, Inc.	(4)	(668)
NiSource, Inc.	(74)	(1,945)
PG&E Corp.	(111)	(4,724)
Pinnacle West Capital Corp.	(24)	(1,933)
Public Service Enterprise Group, Inc.	(18)	(975)
SCANA Corp.	(31)	(1,194)
Sempra Energy	(57)	(6,618)

		(42,372)

TOTAL COMMON STOCKS (Proceeds $930,444)		(943,429)

TOTAL SECURITIES SOLD SHORT - (38.9)%		(943,429)

(Proceeds $930,444)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.3%		953,152

NET ASSETS - 100.0%		$2,422,385

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $45,092.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 178.0%
COMMON STOCKS — 178.0%
Automobiles & Components — 2.6%
Aptiv PLC (Jersey)†	173	$15,852
Fiat Chrysler Automobiles NV (Netherlands)†*	396	7,480
Gentex Corp.	230	5,295
Goodyear Tire & Rubber Co. (The)†	278	6,475
Harley-Davidson, Inc.†	140	5,891
Lear Corp.†	18	3,345
Magna International, Inc. (Canada)†	181	10,522
Modine Manufacturing Co.*	31	566
Tenneco, Inc.	38	1,670
Thor Industries, Inc.(a)	12	1,169
Visteon Corp.*	8	1,034

		59,299

Capital Goods — 19.3%
Acuity Brands, Inc.†	35	4,055
Advanced Drainage Systems, Inc.(a)	18	514
Allison Transmission Holdings, Inc.†	271	10,973
AMETEK, Inc.†	208	15,009
AO Smith Corp.	49	2,898
Argan, Inc.†	73	2,989
Armstrong World Industries, Inc.†(a) *	119	7,521
Atkore International Group, Inc.*	31	644
Axon Enterprise, Inc.*	17	1,074
AZZ, Inc.	7	304
Boeing Co. (The)†	10	3,355
BWX Technologies, Inc.†	34	2,119
Carlisle Cos., Inc.†(a)	97	10,506
Caterpillar, Inc.†	7	950
Continental Building Products, Inc.†*	48	1,514
Cummins, Inc.†	158	21,014
Curtiss-Wright Corp.†	25	2,976
Donaldson Co., Inc.	9	406
Dover Corp.†	128	9,370
Emerson Electric Co.†	19	1,314
Esterline Technologies Corp.*	24	1,771
Fastenal Co.	141	6,786
Federal Signal Corp.	35	815
Fluor Corp.	147	7,171
Gardner Denver Holdings, Inc.*	159	4,673
Generac Holdings, Inc.†*	123	6,363
General Dynamics Corp.†	77	14,354
General Electric Co.†	1,162	15,815
Gibraltar Industries, Inc.(a)*	21	788

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
GMS, Inc.*	21	$ 569
Gorman-Rupp Co. (The)†	16	560
Graco, Inc.	59	2,668
Griffon Corp.	1	18
Harris Corp.†	87	12,575
Harsco Corp.*	32	707
Hillenbrand, Inc.†	92	4,338
Honeywell International, Inc.†	148	21,319
Huntington Ingalls Industries, Inc.†	8	1,734
IDEX Corp.	31	4,231
Illinois Tool Works, Inc.†	67	9,282
Johnson Controls International PLC (Ireland)	7	234
Kennametal, Inc.(a)	91	3,267
KLX, Inc.*	17	1,222
Lockheed Martin Corp.†	49	14,476
Lydall, Inc.†*	30	1,310
Meritor, Inc.*	28	576
Middleby Corp. (The)(a)*	15	1,566
Milacron Holdings Corp.*	36	681
MSC Industrial Direct Co., Inc., Class A	41	3,479
Nordson Corp.	22	2,825
Northrop Grumman Corp.†	64	19,693
nVent Electric PLC (Ireland)*	90	2,259
Parker-Hannifin Corp.†	63	9,819
Raytheon Co.†	268	51,772
Rexnord Corp.*	8	232
Rockwell Automation, Inc.	10	1,662
Rockwell Collins, Inc.†	141	18,990
Simpson Manufacturing Co., Inc.(a)	27	1,679
Snap-on, Inc.†(a)	123	19,769
Spirit AeroSystems Holdings, Inc., Class A	8	687
SPX FLOW, Inc.*	55	2,407
Standex International Corp.†	26	2,657
Teledyne Technologies, Inc.*	14	2,787
Textron, Inc.†	78	5,141
Toro Co. (The)	20	1,205
TransDigm Group, Inc.†(a)	33	11,390
United Rentals, Inc.*	13	1,919
United Technologies Corp.†	46	5,751
Universal Forest Products, Inc.	16	586
WABCO Holdings, Inc.*	19	2,223

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Welbilt, Inc.(a)*	41	$915
WESCO International, Inc.*	57	3,255
Willscot Corp.(a)*	10	148
WW Grainger, Inc.†	45	13,878
Xylem, Inc.†	173	11,657

		438,159

Commercial & Professional Services — 4.5%
ACCO Brands Corp.	63	873
Brady Corp., Class A	15	578
Cimpress NV (Netherlands)*	11	1,595
Cintas Corp.†	15	2,776
Copart, Inc.†*	174	9,841
Covanta Holding Corp.	7	116
Deluxe Corp.(a)	28	1,854
Dun & Bradstreet Corp. (The)†	54	6,623
Equifax, Inc.†	58	7,256
FTI Consulting, Inc.*	56	3,387
ICF International, Inc.	10	710
Kimball International, Inc., Class B	17	275
Korn/Ferry International	81	5,016
ManpowerGroup, Inc.	25	2,152
Matthews International Corp., Class A(a)	7	412
Pitney Bowes, Inc.	51	437
Quad/Graphics, Inc.†	63	1,312
Republic Services, Inc.†	378	25,840
Ritchie Bros Auctioneers, Inc. (Canada)	2	68
Robert Half International, Inc.†	73	4,752
Steelcase, Inc., Class A	109	1,472
TriNet Group, Inc.*	36	2,014
UniFirst Corp.†	18	3,184
Verisk Analytics, Inc.†*	131	14,101
Waste Management, Inc.†	81	6,589

		103,233

Consumer Durables & Apparel — 7.3%
Acushnet Holdings Corp.(a)	19	465
American Outdoor Brands Corp.*	73	878
Carter’s, Inc.†	16	1,734
Cavco Industries, Inc.†*	22	4,568
Columbia Sportswear Co.	35	3,201
Crocs, Inc.*	185	3,258
Deckers Outdoor Corp.†(a)*	106	11,966
Ethan Allen Interiors, Inc.	42	1,029

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)†	356	$21,716
G-III Apparel Group Ltd.(a)*	2	89
Hasbro, Inc.†(a)	159	14,677
Helen of Troy Ltd. (Bermuda)*	30	2,954
La-Z-Boy, Inc.†(a)	18	551
Malibu Boats, Inc., Class A*	16	671
Mattel, Inc.†(a)	541	8,883
Michael Kors Holdings Ltd. (British Virgin Islands)†*	188	12,521
NIKE, Inc., Class B	10	797
NVR, Inc.†*	6	17,822
Ralph Lauren Corp.†	101	12,698
Sturm Ruger & Co., Inc.(a)	14	784
Tapestry, Inc.†	240	11,210
TopBuild Corp.*	11	862
Tupperware Brands Corp.	106	4,371
VF Corp.†	285	23,233
Vista Outdoor, Inc.†*	318	4,927
Wolverine World Wide, Inc.	6	209

		166,074

Consumer Services — 7.4%
Adtalem Global Education, Inc.*	41	1,972
BJ’s Restaurants, Inc.(a)	71	4,260
Bloomin’ Brands, Inc.	244	4,904
Boyd Gaming Corp.†(a)	252	8,734
Brinker International, Inc.†	84	3,998
Choice Hotels International, Inc.	22	1,663
Churchill Downs, Inc.†	17	5,040
Cracker Barrel Old Country Store, Inc.†(a)	15	2,343
Darden Restaurants, Inc.†	147	15,738
Denny’s Corp.†*	52	828
Dine Brands Global, Inc.†	70	5,236
Graham Holdings Co., Class B	6	3,517
Hilton Worldwide Holdings, Inc.†	88	6,966
Hyatt Hotels Corp., Class A†	159	12,267
ILG, Inc.	29	958
Jack in the Box, Inc.†	103	8,767
Las Vegas Sands Corp.	46	3,513
Marriott International, Inc., Class A†	32	4,051
McDonald’s Corp.†	134	20,996
Planet Fitness, Inc., Class A*	47	2,065
Red Robin Gourmet Burgers, Inc.*	38	1,771
Ruth’s Hospitality Group, Inc.	38	1,066

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Service Corp. International	65	$2,326
Starbucks Corp.	71	3,468
Stars Group, Inc. (The) (Canada)*	116	4,211
Vail Resorts, Inc.	25	6,855
Wyndham Destinations, Inc.†	71	3,143
Yum! Brands, Inc.†	337	26,360

		167,016

Energy — 5.9%
Cameco Corp. (Canada)†	708	7,965
Core Laboratories NV (Netherlands)	19	2,398
CVR Energy, Inc.(a)	11	407
Delek US Holdings, Inc.†	272	13,646
DHT Holdings, Inc. (Marshall Islands)	20	94
Diamond Offshore Drilling, Inc.(a)*	101	2,107
Enbridge, Inc. (Canada)†	85	3,034
Exterran Corp.*	24	601
Exxon Mobil Corp.†	87	7,198
Frank’s International NV (Netherlands)	79	616
FTS International, Inc.*	99	1,410
Halliburton Co.†	330	14,870
Helmerich & Payne, Inc.(a)	21	1,339
HollyFrontier Corp.†	128	8,759
Imperial Oil Ltd. (Canada)	65	2,161
Kinder Morgan, Inc.†	423	7,474
Mammoth Energy Services, Inc.(a)*	65	2,207
ONEOK, Inc.†	34	2,374
Phillips 66†	137	15,386
REX American Resources Corp.*	32	2,591
Rowan Cos. PLC, Class A (United Kingdom)†*	21	341
RPC, Inc.(a)	344	5,012
Schlumberger Ltd. (Curacao)†	114	7,641
SEACOR Holdings, Inc.(a)*	18	1,031
Ship Finance International Ltd. (Bermuda)†	311	4,649
TechnipFMC PLC (United Kingdom)†	276	8,760
Transocean Ltd. (Switzerland)†*	100	1,344
Valero Energy Corp.†	47	5,209
Weatherford International PLC (Ireland)*	410	1,349
World Fuel Services Corp.	64	1,306

		133,279

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 5.7%
Costco Wholesale Corp.	6	$1,254
Ingles Markets, Inc., Class A†	27	859
Kroger Co. (The)†	813	23,130
Performance Food Group Co.*	103	3,780
SUPERVALU, Inc.(a)*	2	41
Sysco Corp.†	428	29,228
US Foods Holding Corp.†*	118	4,463
Walgreens Boots Alliance, Inc.†	369	22,146
Walmart, Inc.†	512	43,853
Weis Markets, Inc.(a)	2	107

		128,861

Food, Beverage & Tobacco — 19.5%
Altria Group, Inc.†	759	43,104
Archer-Daniels-Midland Co.†	226	10,358
B&G Foods, Inc.(a)	30	897
Brown-Forman Corp., Class B†(a)	432	21,172
Coca-Cola Co. (The)†	707	31,009
Conagra Brands, Inc.†	630	22,510
Constellation Brands, Inc., Class A†	67	14,664
Dean Foods Co.(a)	359	3,773
Flowers Foods, Inc.	63	1,312
General Mills, Inc.†	594	26,290
Hershey Co. (The)†	204	18,984
Ingredion, Inc.†	93	10,295
JM Smucker Co. (The)†(a)	163	17,519
John B Sanfilippo & Son, Inc.	6	447
Kellogg Co.†(a)	311	21,730
Kraft Heinz Co. (The)†	482	30,279
McCormick & Co., Inc., non-voting shares†	97	11,261
Mondelez International, Inc., Class A†	671	27,511
PepsiCo, Inc.†	505	54,979
Philip Morris International, Inc.†	544	43,923
TreeHouse Foods, Inc.*	49	2,573
Tyson Foods, Inc., Class A†	329	22,652
Universal Corp.	86	5,680

		442,922

Health Care Equipment & Services — 15.0%
Abbott Laboratories†	71	4,330
Allscripts Healthcare Solutions, Inc.*	383	4,596
AMN Healthcare Services, Inc.†(a) *	113	6,622
Avanos Medical, Inc.*	95	5,439
Boston Scientific Corp.*	44	1,439

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Brookdale Senior Living, Inc.†*	769	$6,990
Cantel Medical Corp.	6	590
Cardinal Health, Inc.†	310	15,137
Cerner Corp.†*	143	8,550
Chemed Corp.	9	2,896
CONMED Corp.	30	2,196
Cotiviti Holdings, Inc.†*	195	8,605
CVS Health Corp.†	227	14,607
Danaher Corp.†	129	12,730
Encompass Health Corp.	61	4,131
Envision Healthcare Corp.†*	457	20,113
Express Scripts Holding Co.†*	299	23,086
Globus Medical, Inc., Class A†*	215	10,849
Haemonetics Corp.†*	41	3,677
HCA Healthcare, Inc.†	194	19,904
Hill-Rom Holdings, Inc.†	46	4,018
HMS Holdings Corp.*	15	324
ICU Medical, Inc.†*	29	8,516
Integer Holdings Corp.†*	91	5,883
Invacare Corp.(a)	44	818
Kindred Healthcare, Inc.*	14	126
Laboratory Corp. of America Holdings†*	110	19,748
LifePoint Health, Inc.†(a)*	165	8,052
Masimo Corp.*	20	1,953
McKesson Corp.†	139	18,543
Medtronic PLC (Ireland)†	420	35,956
Meridian Bioscience, Inc.†	39	620
Owens & Minor, Inc.†(a)	363	6,066
Quality Systems, Inc.†(a)*	150	2,925
Quest Diagnostics, Inc.†	51	5,607
ResMed, Inc.	42	4,350
STERIS PLC (United Kingdom)†	32	3,360
Stryker Corp.	27	4,559
Tenet Healthcare Corp.†*	139	4,666
Tivity Health, Inc.(a)*	37	1,302
Universal Health Services, Inc., Class B†	110	12,258
Varex Imaging Corp.(a)*	16	593
Varian Medical Systems, Inc.†*	78	8,870
Veeva Systems, Inc., Class A*	13	999
Zimmer Biomet Holdings, Inc.	40	4,458

		341,057

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 10.6%
Avon Products, Inc.*	1,011	$1,638
Church & Dwight Co., Inc.†(a)	286	15,204
Clorox Co. (The)†(a)	111	15,013
Colgate-Palmolive Co.†	740	47,959
Coty, Inc., Class A†(a)	660	9,306
Edgewell Personal Care Co.†(a)*	43	2,170
Energizer Holdings, Inc.(a)	13	818
Estee Lauder Cos., Inc. (The), Class A†	362	51,654
Kimberly-Clark Corp.†	400	42,136
Procter & Gamble Co. (The)†	700	54,642

		240,540

Materials — 5.1%
Albemarle Corp.(a)	20	1,887
Avery Dennison Corp.†	16	1,634
Balchem Corp.	3	294
Ball Corp.	157	5,581
CF Industries Holdings, Inc.	29	1,288
Chase Corp.	13	1,524
Domtar Corp.†	95	4,535
Eagle Materials, Inc.†	63	6,613
Eastman Chemical Co.	9	900
Ecolab, Inc.†	108	15,156
GCP Applied Technologies, Inc.*	120	3,474
Ingevity Corp.*	2	162
International Flavors & Fragrances, Inc.	16	1,983
International Paper Co.†	116	6,041
KMG Chemicals, Inc.	1	74
Kraton Corp.*	43	1,984
LyondellBasell Industries NV, Class A (Netherlands)†	94	10,326
Methanex Corp. (Canada)†	122	8,625
Neenah Paper, Inc.†(a)	28	2,376
PolyOne Corp.†	103	4,452
Praxair, Inc.	3	474
RPM International, Inc.†(a)	143	8,340
Sealed Air Corp.(a)	27	1,146
Sensient Technologies Corp.(a)	36	2,576
Silgan Holdings, Inc.(a)	150	4,024
Sonoco Products Co.†(a)	160	8,400
Valvoline, Inc.(a)	151	3,257
Verso Corp., Class A*	155	3,373

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westlake Chemical Corp.†	58	$6,243

		116,742

Media — 8.5%
AMC Entertainment Holdings, Inc., Class A†	312	4,961
CBS Corp., Class B, non-voting shares†	511	28,728
Comcast Corp., Class A†	410	13,452
DISH Network Corp., Class A†*	395	13,276
Gannett Co., Inc.(a)	312	3,338
Interpublic Group of Cos., Inc. (The)†(a)	442	10,360
John Wiley & Sons, Inc., Class A	7	437
MSG Networks, Inc., Class A†*	170	4,072
News Corp., Class A†	624	9,672
Nexstar Media Group, Inc., Class A(a)	10	734
Omnicom Group, Inc.†	295	22,500
Tribune Media Co., Class A	154	5,894
Twenty-First Century Fox, Inc., Class A†	520	25,839
Viacom, Inc., Class B†	474	14,296
Walt Disney Co. (The)†	331	34,692
World Wrestling Entertainment, Inc., Class A(a)	7	510

		192,761

Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
AbbVie, Inc.†	22	2,038
Agilent Technologies, Inc.†	88	5,442
Amgen, Inc.†	51	9,414
Biogen, Inc.†*	37	10,739
Bristol-Myers Squibb Co.†	304	16,823
Bruker Corp.	66	1,917
Cambrex Corp.(a)*	68	3,556
Celgene Corp.†*	381	30,259
Charles River Laboratories International, Inc.*	14	1,572
Emergent BioSolutions, Inc.*	2	101
Exact Sciences Corp.†*	45	2,691
Exelixis, Inc.†*	22	473
Gilead Sciences, Inc.†	191	13,530
Innoviva, Inc.(a)*	7	97
IQVIA Holdings, Inc.*	4	399
Johnson & Johnson†	191	23,176
Ligand Pharmaceuticals, Inc.†(a)*	20	4,143

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Merck & Co., Inc.†	389	$23,612
Pfizer, Inc.†	764	27,718
PRA Health Sciences, Inc.†*	35	3,268
Regeneron Pharmaceuticals, Inc.†*	26	8,970
Waters Corp.†*	33	6,388
Zoetis, Inc.†	136	11,586

		207,912

Retailing — 14.3%
Abercrombie & Fitch Co., Class A†	21	514
Advance Auto Parts, Inc.†(a)	165	22,390
Amazon.com, Inc.†*	24	40,795
Asbury Automotive Group, Inc.†(a)*	51	3,496
AutoNation, Inc.†*	164	7,967
AutoZone, Inc.†*	37	24,824
Bed Bath & Beyond, Inc.†(a)	608	12,114
Best Buy Co., Inc.†(a)	165	12,306
Booking Holdings, Inc.†*	3	6,081
CarMax, Inc.*	6	437
Cato Corp. (The), Class A	2	49
Chico’s FAS, Inc.(a)	451	3,671
Core-Mark Holding Co., Inc.	4	91
Dollar General Corp.†	92	9,071
Dollar Tree, Inc.†*	66	5,610
Foot Locker, Inc.†	54	2,843
Gap, Inc. (The)†	96	3,109
Groupon, Inc.(a)*	234	1,006
Home Depot, Inc. (The)†	119	23,217
Kohl’s Corp.†	114	8,311
L Brands, Inc.	123	4,536
Lands’ End, Inc.*	51	1,423
Lowe’s Cos., Inc.†	77	7,359
Macy’s, Inc.†(a)	101	3,780
Michaels Cos., Inc. (The)(a)*	18	345
Murphy USA, Inc.*	10	743
Nutrisystem, Inc.†	97	3,734
O’Reilly Automotive, Inc.†*	17	4,651
Penske Automotive Group, Inc.(a)	12	562
PetMed Express, Inc.†(a)	157	6,916
RH†(a)*	34	4,750
Ross Stores, Inc.†	174	14,746
Shutterfly, Inc.†*	27	2,431
Tailored Brands, Inc.	152	3,879
Target Corp.†	199	15,148

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.†	91	$11,976
TJX Cos., Inc. (The)†	395	37,596
Ulta Beauty, Inc.†*	56	13,074
Urban Outfitters, Inc.(a)*	8	356

		325,907

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.*	8	465
Analog Devices, Inc.†	103	9,880
Applied Materials, Inc.	3	139
Cirrus Logic, Inc.(a)*	136	5,213
Diodes, Inc.*	66	2,275
Intel Corp.†	168	8,351
KLA-Tencor Corp.†	12	1,230
Marvell Technology Group Ltd. (Bermuda)†	72	1,544
Maxim Integrated Products, Inc.†	43	2,522
Micron Technology, Inc.†*	82	4,300
MKS Instruments, Inc.	4	383
Nanometrics, Inc.*	7	248
ON Semiconductor Corp.†*	126	2,802
Qorvo, Inc.*	36	2,886
QUALCOMM, Inc.†	22	1,235
Skyworks Solutions, Inc.	6	580
SMART Global Holdings, Inc. (Cayman Islands)*	56	1,785
Texas Instruments, Inc.†	34	3,748
Xcerra Corp.†*	426	5,951

		55,537

Software & Services — 24.0%
Accenture PLC, Class A (Ireland)†	89	14,560
Adobe Systems, Inc.*	13	3,170
Akamai Technologies, Inc.*	53	3,881
Alphabet, Inc., Class A†*	33	37,263
ANSYS, Inc.†*	29	5,051
Appfolio, Inc., Class A*	7	428
Aspen Technology, Inc.†*	45	4,173
Automatic Data Processing, Inc.†	204	27,365
Avaya Holdings Corp.(a)*	82	1,647
Blucora, Inc.*	100	3,700
Booz Allen Hamilton Holding Corp.	17	743
Broadridge Financial Solutions, Inc.	71	8,172
CA, Inc.†	496	17,682
CACI International, Inc., Class A*	18	3,034
Cadence Design Systems, Inc.†*	41	1,776

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cardtronics PLC, Class A (United Kingdom)*	93	$2,249
Cars.com, Inc.†(a)*	196	5,564
CDK Global, Inc.†	147	9,562
CGI Group, Inc., Class A (Canada)†*	97	6,142
Cision Ltd. (Cayman Islands)*	63	942
Citrix Systems, Inc.†*	189	19,815
CommVault Systems, Inc.*	42	2,766
Conduent, Inc.†(a)*	344	6,250
Convergys Corp.†	227	5,548
DXC Technology Co.†	379	30,551
eBay, Inc.†*	568	20,596
Envestnet, Inc.*	6	330
Etsy, Inc.†*	328	13,838
Facebook, Inc., Class A†*	138	26,816
Fair Isaac Corp.†*	25	4,833
Fidelity National Information Services, Inc.†	155	16,435
Fiserv, Inc.†*	269	19,930
FleetCor Technologies, Inc.*	23	4,845
Fortinet, Inc.†*	111	6,930
Globant SA (Luxembourg)*	7	398
GoDaddy, Inc., Class A*	33	2,330
GrubHub, Inc.†*	109	11,435
GTT Communications, Inc.(a)*	10	450
IAC/InterActiveCorp.†*	39	5,947
International Business Machines Corp.†	227	31,712
Intuit, Inc.†	149	30,441
j2 Global, Inc.†	72	6,236
LogMeIn, Inc.	18	1,858
Manhattan Associates, Inc.†*	27	1,269
MAXIMUS, Inc.	33	2,050
Microsoft Corp.	9	887
NIC, Inc.†(a)	340	5,287
Open Text Corp. (Canada)†	183	6,440
Oracle Corp.†	659	29,036
Paychex, Inc.†	320	21,872
Progress Software Corp.†	140	5,435
Qualys, Inc.*	8	674
Red Hat, Inc.†*	56	7,525
Science Applications International Corp.	4	324
SS&C Technologies Holdings, Inc.†	146	7,577

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Stamps.com, Inc.†*	9	$2,277
Synopsys, Inc.†*	110	9,413
TechTarget, Inc.*	34	966
Travelport Worldwide Ltd.
(Bermuda)†	47	871
Tyler Technologies, Inc.*	16	3,554
VeriSign, Inc.†*	62	8,520
Visa, Inc., Class A	9	1,193
Web.com Group, Inc.*	79	2,042

		544,606
Technology Hardware & Equipment — 8.6%
Amphenol Corp., Class A†	140	12,201
Apple, Inc.†	145	26,841
Badger Meter, Inc.(a)	21	939
Casa Systems, Inc.*	150	2,450
CDW Corp.†	46	3,716
Cisco Systems, Inc.†	212	9,122
CommScope Holding Co., Inc.*	40	1,168
Comtech Telecommunications Corp.	5	159
Dolby Laboratories, Inc., Class A†	97	5,984
EchoStar Corp., Class A*	36	1,598
Electro Scientific Industries, Inc.†*	126	1,987
F5 Networks, Inc.†*	64	11,037
FLIR Systems, Inc.†	276	14,344
Hewlett Packard Enterprise Co.†	105	1,534
HP, Inc.†	285	6,467
Insight Enterprises, Inc.*	7	343
InterDigital, Inc.†	57	4,611
Itron, Inc.*	23	1,381
Jabil, Inc.†	304	8,409
Juniper Networks, Inc.†	161	4,415
Keysight Technologies, Inc.*	43	2,538
Lumentum Holdings, Inc.(a)*	97	5,616
Mitel Networks Corp. (Canada)*	137	1,503
Motorola Solutions, Inc.†	150	17,456
MTS Systems Corp.	1	53
NetApp, Inc.†	108	8,481
NETGEAR, Inc.(a)*	19	1,188
OSI Systems, Inc.(a)*	22	1,701
Palo Alto Networks, Inc.*	2	411
Plantronics, Inc.†	45	3,431
ScanSource, Inc.†*	42	1,693
Seagate Technology PLC (Ireland)†	361	20,386
TE Connectivity Ltd. (Switzerland)	43	3,873

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ubiquiti Networks, Inc.(a)*	12	$1,017
Vishay Intertechnology, Inc.†	149	3,458
Xerox Corp.	25	600
Zebra Technologies Corp., Class A†*	29	4,154

		196,265

Telecommunication Services — 3.4%
AT&T, Inc.†	980	31,468
BCE, Inc. (Canada)†	300	12,147
Cogent Communications Holdings, Inc.(a)	28	1,495
Rogers Communications, Inc., Class B (Canada)†	193	9,160
T-Mobile US, Inc.*	14	836
United States Cellular Corp.†*	18	667
Verizon Communications, Inc.†	273	13,735
Vonage Holdings Corp.†*	624	8,043

		77,551

Transportation — 4.7%
American Airlines Group, Inc.(a)	24	911
CH Robinson Worldwide, Inc.†	267	22,337
Delta Air Lines, Inc.	77	3,815
Expeditors International of Washington, Inc.†	301	22,003
FedEx Corp.	78	17,711
Heartland Express, Inc.(a)	81	1,503
Landstar System, Inc.†	47	5,132
Norfolk Southern Corp.†	37	5,582
Old Dominion Freight Line, Inc.†	38	5,660
Schneider National, Inc., Class B	110	3,026
Southwest Airlines Co.†	215	10,939
Union Pacific Corp.†	54	7,651

		106,270

TOTAL COMMON STOCKS (Cost $3,801,010)		4,043,991

TOTAL LONG POSITIONS - 178.0%		4,043,991

(Cost $3,801,010)

SHORT POSITIONS — (76.6)%
COMMON STOCKS — (76.6)%
Automobiles & Components — (1.7)%
Adient PLC (Ireland)	(29)	(1,426)
American Axle & Manufacturing Holdings, Inc.*	(451)	(7,018)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Cooper Tire & Rubber Co.	(158)	$(4,155)
Dorman Products, Inc.*	(46)	(3,142)
Ford Motor Co.	(205)	(2,269)
Fox Factory Holding Corp.*	(39)	(1,815)
Gentherm, Inc.*	(71)	(2,790)
LCI Industries	(54)	(4,868)
Standard Motor Products, Inc.	(4)	(193)
Tesla, Inc.*	(35)	(12,003)

		(39,679)

Capital Goods — (10.0)%
AAON, Inc.	(30)	(997)
Actuant Corp., Class A	(151)	(4,432)
Aerovironment, Inc.*	(54)	(3,857)
American Woodmark Corp.*	(35)	(3,204)
Apogee Enterprises, Inc.	(14)	(674)
Applied Industrial Technologies, Inc.	(12)	(842)
Arconic, Inc.	(442)	(7,518)
Astec Industries, Inc.	(3)	(179)
Astronics Corp.*	(79)	(2,842)
Barnes Group, Inc.	(25)	(1,472)
Beacon Roofing Supply, Inc.*	(127)	(5,413)
Briggs & Stratton Corp.	(62)	(1,092)
Builders FirstSource, Inc.*	(20)	(366)
CIRCOR International, Inc.	(27)	(998)
Crane Co.	(20)	(1,603)
Cubic Corp.	(52)	(3,338)
Douglas Dynamics, Inc.	(22)	(1,056)
Dycom Industries, Inc.*	(38)	(3,591)
EnerSys.	(12)	(896)
Engility Holdings, Inc.*	(2)	(61)
EnPro Industries, Inc.	(47)	(3,288)
Evoqua Water Technologies Corp.*	(25)	(512)
Flowserve Corp.	(97)	(3,919)
Franklin Electric Co., Inc.	(79)	(3,563)
Gates Industrial Corp. PLC (United Kingdom)*	(1)	(16)
Hubbell, Inc.	(10)	(1,057)
Hyster-Yale Materials Handling, Inc.	(9)	(578)
Ingersoll-Rand PLC (Ireland)	(71)	(6,371)
Jacobs Engineering Group, Inc.	(72)	(4,571)
JELD-WEN Holding, Inc.*	(253)	(7,233)
John Bean Technologies Corp.	(6)	(533)
Kratos Defense & Security Solutions, Inc.*	(913)	(10,509)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
L3 Technologies, Inc.	(33)	$(6,347)
Masco Corp.	(234)	(8,756)
Masonite International Corp. (Canada)*	(18)	(1,293)
MasTec, Inc.*	(170)	(8,627)
Mercury Systems, Inc.*	(181)	(6,889)
MRC Global, Inc.*	(507)	(10,987)
Mueller Industries, Inc.	(46)	(1,357)
Mueller Water Products, Inc., Class A	(150)	(1,758)
NOW, Inc.*	(906)	(12,077)
Oshkosh Corp.	(8)	(563)
Owens Corning	(74)	(4,689)
Patrick Industries, Inc.*	(64)	(3,638)
Primoris Services Corp.	(5)	(136)
Proto Labs, Inc.*	(16)	(1,903)
Raven Industries, Inc.	(55)	(2,115)
Regal Beloit Corp.	(37)	(3,027)
REV Group, Inc.	(63)	(1,072)
SPX Corp.*	(136)	(4,767)
Sunrun, Inc.*	(202)	(2,656)
Terex Corp.	(223)	(9,408)
Textainer Group Holdings Ltd. (Bermuda)*	(41)	(652)
Thermon Group Holdings, Inc.*	(54)	(1,235)
Timken Co. (The)	(274)	(11,933)
Titan International, Inc.	(87)	(933)
TPI Composites, Inc.*	(15)	(439)
Trex Co., Inc.*	(66)	(4,131)
Triumph Group, Inc.	(311)	(6,096)
Tutor Perini Corp.*	(38)	(701)
USG Corp.*	(311)	(13,410)
Valmont Industries, Inc.	(4)	(603)
Vicor Corp.*	(43)	(1,873)
Wabash National Corp.	(85)	(1,586)
Wesco Aircraft Holdings, Inc.*	(216)	(2,430)
Woodward, Inc.	(35)	(2,690)

		(227,358)

Commercial & Professional Services — (1.1)%
ABM Industries, Inc.	(119)	(3,472)
Casella Waste Systems, Inc., Class A*	(1)	(26)
Clean Harbors, Inc.*	(121)	(6,722)
Healthcare Services Group, Inc.	(50)	(2,159)
HNI Corp.	(66)	(2,455)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Interface, Inc.	(26)	$(597)
Kelly Services, Inc., Class A	(7)	(157)
MSA Safety, Inc.	(11)	(1,060)
Multi-Color Corp.	(36)	(2,327)
Team, Inc.*	(96)	(2,218)
Tetra Tech, Inc.	(22)	(1,287)
TrueBlue, Inc.*	(12)	(323)
US Ecology, Inc.	(18)	(1,147)

		(23,950)

Consumer Durables & Apparel — (3.3)%
Canada Goose Holdings, Inc. (Canada)*	(38)	(2,236)
Fossil Group, Inc.*	(72)	(1,935)
GoPro, Inc., Class A*	(209)	(1,346)
Hanesbrands, Inc.	(335)	(7,377)
Installed Building Products, Inc.*	(102)	(5,768)
iRobot Corp.*	(317)	(24,019)
Johnson Outdoors, Inc., Class A	(2)	(169)
Mohawk Industries, Inc.*	(4)	(857)
Newell Brands, Inc.	(241)	(6,215)
Oxford Industries, Inc.	(19)	(1,577)
Polaris Industries, Inc.	(25)	(3,054)
PVH Corp.	(13)	(1,946)
Skechers U.S.A., Inc., Class A*	(225)	(6,752)
Tempur Sealy International, Inc.*	(144)	(6,919)
Under Armour, Inc., Class C*	(243)	(5,122)

		(75,292)

Consumer Services — (3.8)%
Aramark	(195)	(7,234)
Belmond Ltd., Class A (Bermuda)*	(90)	(1,003)
Chegg, Inc.*	(77)	(2,140)
Chipotle Mexican Grill, Inc.*	(33)	(14,235)
Dave & Buster’s Entertainment, Inc.*	(214)	(10,186)
Fiesta Restaurant Group, Inc.*	(49)	(1,406)
Houghton Mifflin Harcourt Co.*	(54)	(413)
MGM Resorts International	(257)	(7,461)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(39)	(1,843)
Red Rock Resorts, Inc., Class A	(69)	(2,311)
Royal Caribbean Cruises Ltd. (Liberia)	(167)	(17,301)
SeaWorld Entertainment, Inc.*	(74)	(1,615)
Shake Shack, Inc., Class A*	(84)	(5,559)
Six Flags Entertainment Corp.	(7)	(490)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Sonic Corp.	(18)	$(620)
Weight Watchers International, Inc.*	(97)	(9,807)
Wendy’s Co. (The)	(21)	(361)
Wingstop, Inc.	(64)	(3,336)

		(87,321)

Energy — (5.9)%
Cenovus Energy, Inc. (Canada)	(1)	(10)
Dril-Quip, Inc.*	(51)	(2,621)
Ensco PLC, Class A (United Kingdom)	(2,923)	(21,221)
Forum Energy Technologies, Inc.*	(605)	(7,472)
Green Plains, Inc.	(463)	(8,473)
Helix Energy Solutions Group, Inc.*	(731)	(6,089)
Keane Group, Inc.*	(119)	(1,627)
Nabors Industries Ltd. (Bermuda)	(901)	(5,775)
Newpark Resources, Inc.*	(92)	(998)
NexGen Energy Ltd. (Canada)*	(17)	(32)
Oceaneering International, Inc.	(591)	(15,047)
Oil States International, Inc.*	(207)	(6,645)
Patterson-UTI Energy, Inc.	(208)	(3,744)
ProPetro Holding Corp.*	(72)	(1,129)
Renewable Energy Group, Inc.*	(1)	(18)
Select Energy Services, Inc., Class A*	(92)	(1,337)
SemGroup Corp., Class A	(116)	(2,946)
Solaris Oilfield Infrastructure, Inc., Class A*	(154)	(2,201)
Suncor Energy, Inc. (Canada)	(83)	(3,376)
Superior Energy Services, Inc.*	(942)	(9,175)
Targa Resources Corp.	(275)	(13,610)
TransCanada Corp. (Canada)	(118)	(5,098)
Unit Corp.*	(296)	(7,566)
US Silica Holdings, Inc.	(116)	(2,980)
Williams Cos., Inc. (The)	(146)	(3,958)

		(133,148)

Food & Staples Retailing — (0.5)%
Casey’s General Stores, Inc.	(48)	(5,044)
Rite Aid Corp.*	(152)	(263)
United Natural Foods, Inc.*	(167)	(7,124)

		(12,431)

Food, Beverage & Tobacco — (3.1)%
Boston Beer Co., Inc. (The), Class A*	(5)	(1,498)
Bunge Ltd. (Bermuda)	(64)	(4,461)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Calavo Growers, Inc.	(1)	$(96)
Campbell Soup Co.	(94)	(3,811)
Coca-Cola Bottling Co. Consolidated	(39)	(5,270)
Darling Ingredients, Inc.*	(461)	(9,165)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(37)	(1,648)
Freshpet, Inc.*	(4)	(110)
Hain Celestial Group, Inc. (The)*	(196)	(5,841)
Hormel Foods Corp.	(25)	(930)
Hostess Brands, Inc.*	(66)	(898)
J&J Snack Foods Corp.	(17)	(2,592)
Lancaster Colony Corp.	(12)	(1,661)
MGP Ingredients, Inc.	(55)	(4,885)
Monster Beverage Corp.*	(149)	(8,538)
Post Holdings, Inc.*	(111)	(9,548)
Sanderson Farms, Inc.	(93)	(9,779)

		(70,731)

Health Care Equipment & Services — (6.8)%
Abaxis, Inc.	(1)	(83)
Acadia Healthcare Co., Inc.*	(293)	(11,987)
Align Technology, Inc.*	(13)	(4,448)
Amedisys, Inc.*	(7)	(598)
AmerisourceBergen Corp.	(95)	(8,101)
BioTelemetry, Inc.*	(258)	(11,610)
Cardiovascular Systems, Inc.*	(62)	(2,005)
Cooper Cos., Inc. (The)	(17)	(4,003)
CryoLife, Inc.*	(2)	(56)
DaVita, Inc.*	(33)	(2,291)
Diplomat Pharmacy, Inc.*	(198)	(5,061)
Ensign Group, Inc. (The)	(59)	(2,113)
Evolent Health, Inc., Class A*	(330)	(6,946)
Glaukos Corp.*	(144)	(5,852)
Henry Schein, Inc.*	(95)	(6,901)
Inovalon Holdings, Inc., Class A*	(78)	(774)
Insulet Corp.*	(37)	(3,171)
Integra LifeSciences Holdings Corp.*	(4)	(258)
iRhythm Technologies, Inc.*	(18)	(1,460)
K2M Group Holdings, Inc.*	(163)	(3,668)
LHC Group, Inc.*	(42)	(3,595)
Medidata Solutions, Inc.*	(147)	(11,842)
Merit Medical Systems, Inc.*	(65)	(3,328)
Natus Medical, Inc.*	(18)	(621)
Nevro Corp.*	(132)	(10,540)
Novocure Ltd. (Jersey)*	(181)	(5,665)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
NxStage Medical, Inc.*	(156)	$(4,352)
Omnicell, Inc.*	(66)	(3,462)
OraSure Technologies, Inc.*	(182)	(2,998)
Patterson Cos., Inc.	(42)	(952)
Penumbra, Inc.*	(12)	(1,658)
PetIQ, Inc.*	(2)	(54)
Quidel Corp.*	(23)	(1,530)
RadNet, Inc.*	(16)	(240)
Select Medical Holdings Corp.*	(67)	(1,216)
STAAR Surgical Co.*	(25)	(775)
Surgery Partners, Inc.*	(34)	(507)
Tactile Systems Technology, Inc.*	(9)	(468)
Teladoc, Inc.*	(151)	(8,766)
Vocera Communications, Inc.*	(4)	(120)
Wright Medical Group NV (Netherlands)*	(412)	(10,696)

		(154,771)

Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(6)	(243)
Inter Parfums, Inc.	(2)	(107)
Spectrum Brands Holdings, Inc.	(161)	(13,141)
WD-40 Co.	(38)	(5,558)

		(19,049)

Materials — (5.1)%
A Schulman, Inc.	(54)	(2,403)
Air Products & Chemicals, Inc.	(31)	(4,828)
American Vanguard Corp.	(51)	(1,170)
Ashland Global Holdings, Inc.	(17)	(1,329)
Axalta Coating Systems Ltd. (Bermuda)*	(33)	(1,000)
Boise Cascade Co.	(15)	(670)
Cabot Corp.	(22)	(1,359)
Ferro Corp.*	(246)	(5,129)
Graphic Packaging Holding Co.	(515)	(7,473)
HB Fuller Co.	(214)	(11,488)
Huntsman Corp.	(532)	(15,534)
Mosaic Co. (The)	(480)	(13,464)
NewMarket Corp.	(6)	(2,427)
Nutrien Ltd. (Canada)	(112)	(6,091)
Olin Corp.	(216)	(6,204)
Owens-Illinois, Inc.*	(195)	(3,278)
Packaging Corp. of America	(24)	(2,683)
PH Glatfelter Co.	(95)	(1,861)
Platform Specialty Products Corp.*	(429)	(4,976)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Rayonier Advanced Materials, Inc.	(104)	$(1,777)
Stepan Co.	(5)	(390)
Summit Materials, Inc., Class A*	(50)	(1,312)
Tredegar Corp.	(39)	(916)
Tronox Ltd., Class A (Australia)	(317)	(6,239)
US Concrete, Inc.*	(162)	(8,505)
Venator Materials PLC (United Kingdom)*	(88)	(1,440)
WestRock Co.	(27)	(1,540)

		(115,486)

Media — (2.0)%
Charter Communications, Inc., Class A*	(22)	(6,451)
Discovery, Inc., Class A*	(280)	(7,700)
Entercom Communications Corp., Class A	(328)	(2,476)
EW Scripps Co. (The), Class A	(182)	(2,437)
Live Nation Entertainment, Inc.*	(259)	(12,580)
Madison Square Garden Co. (The), Class A*	(9)	(2,792)
Marcus Corp. (The)	(44)	(1,430)
Meredith Corp.	(118)	(6,018)
National CineMedia, Inc.	(6)	(50)
New York Times Co. (The), Class A	(10)	(259)
Scholastic Corp.	(14)	(620)
Sirius XM Holdings, Inc.	(140)	(948)
TEGNA, Inc.	(45)	(488)

		(44,249)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Aclaris Therapeutics, Inc.*	(48)	(959)
Aerie Pharmaceuticals, Inc.*	(49)	(3,310)
Alder Biopharmaceuticals, Inc.*	(151)	(2,386)
Atara Biotherapeutics, Inc.*	(8)	(294)
Bio-Rad Laboratories, Inc., Class A*	(35)	(10,099)
Bio-Techne Corp.	(8)	(1,184)
Coherus Biosciences, Inc.*	(238)	(3,332)
Epizyme, Inc.*	(45)	(610)
Esperion Therapeutics, Inc.*	(38)	(1,489)
Flexion Therapeutics, Inc.*	(38)	(982)
Intellia Therapeutics, Inc.*	(108)	(2,955)
Intra-Cellular Therapies, Inc.*	(100)	(1,767)
Intrexon Corp.*	(9)	(125)
La Jolla Pharmaceutical Co.*	(28)	(817)
Luminex Corp.	(2)	(59)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Medicines Co. (The)*	(31)	$(1,138)
NeoGenomics, Inc.*	(79)	(1,036)
PerkinElmer, Inc.	(95)	(6,957)
Portola Pharmaceuticals, Inc.*	(131)	(4,948)
QIAGEN NV (Netherlands)*	(56)	(2,025)
Radius Health, Inc.*	(46)	(1,356)
Revance Therapeutics, Inc.*	(22)	(604)
Spark Therapeutics, Inc.*	(7)	(579)
TG Therapeutics, Inc.*	(94)	(1,236)
TherapeuticsMD, Inc.*	(286)	(1,785)
Theravance Biopharma, Inc. (Cayman Islands)*	(121)	(2,744)
Ultragenyx Pharmaceutical, Inc.*	(27)	(2,075)
Zogenix, Inc.*	(154)	(6,807)

		(63,658)

Retailing — (5.9)%
Aaron’s, Inc.	(47)	(2,042)
At Home Group, Inc.*	(44)	(1,723)
Boot Barn Holdings, Inc.*	(33)	(685)
Burlington Stores, Inc.*	(22)	(3,312)
Caleres, Inc.	(116)	(3,989)
Camping World Holdings, Inc., Class A	(535)	(13,364)
Carvana Co.*	(119)	(4,950)
Children’s Place, Inc. (The)	(107)	(12,926)
Dick’s Sporting Goods, Inc.	(34)	(1,198)
DSW, Inc., Class A	(252)	(6,507)
Express, Inc.*	(468)	(4,282)
Floor & Decor Holdings, Inc., Class A*	(124)	(6,117)
GameStop Corp., Class A	(459)	(6,688)
Genesco, Inc.*	(21)	(834)
Group 1 Automotive, Inc.	(69)	(4,347)
Guess?, Inc.	(36)	(770)
Lumber Liquidators Holdings, Inc.*	(144)	(3,506)
Monro, Inc.	(29)	(1,685)
National Vision Holdings, Inc.*	(57)	(2,084)
Nordstrom, Inc.	(77)	(3,987)
Office Depot, Inc.	(564)	(1,438)
Ollie’s Bargain Outlet Holdings, Inc.*	(90)	(6,525)
Overstock.com, Inc.*	(599)	(20,156)
Party City Holdco, Inc.*	(69)	(1,052)
Pool Corp.	(4)	(606)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Qurate Retail, Inc.*	(165)	$(3,501)
Sonic Automotive, Inc., Class A	(55)	(1,133)
Tractor Supply Co.	(84)	(6,425)
TripAdvisor, Inc.*	(39)	(2,173)
Wayfair, Inc., Class A*	(45)	(5,344)

		(133,349)

Semiconductors & Semiconductor Equipment — (5.1)%
Advanced Micro Devices, Inc.*	(357)	(5,351)
Ambarella, Inc. (Cayman Islands)*	(188)	(7,259)
Amkor Technology, Inc.*	(81)	(696)
Brooks Automation, Inc.	(294)	(9,590)
Cavium, Inc.*	(41)	(3,546)
Cohu, Inc.	(14)	(343)
Cree, Inc.*	(79)	(3,284)
Cypress Semiconductor Corp.	(395)	(6,154)
First Solar, Inc.*	(68)	(3,581)
FormFactor, Inc.*	(346)	(4,602)
Ichor Holdings Ltd. (Cayman Islands)*	(691)	(14,663)
Inphi Corp.*	(478)	(15,588)
Lattice Semiconductor Corp.*	(148)	(971)
MACOM Technology Solutions Holdings, Inc.*	(319)	(7,350)
MaxLinear, Inc.*	(169)	(2,635)
Monolithic Power Systems, Inc.	(32)	(4,277)
Photronics, Inc.*	(229)	(1,826)
Power Integrations, Inc.	(38)	(2,776)
Rudolph Technologies, Inc.*	(16)	(474)
Silicon Laboratories, Inc.*	(18)	(1,793)
Synaptics, Inc.*	(146)	(7,354)
Teradyne, Inc.	(109)	(4,150)
Ultra Clean Holdings, Inc.*	(306)	(5,080)
Veeco Instruments, Inc.*	(141)	(2,009)
Xperi Corp.	(39)	(628)

		(115,980)

Software & Services — (9.4)%
8x8, Inc.*	(398)	(7,980)
ACI Worldwide, Inc.*	(153)	(3,775)
Acxiom Corp.*	(342)	(10,243)
Altair Engineering, Inc., Class A*	(16)	(547)
Alteryx, Inc., Class A*	(22)	(840)
Autodesk, Inc.*	(66)	(8,652)
Benefitfocus, Inc.*	(58)	(1,949)
Black Knight, Inc.*	(14)	(750)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
BlackBerry Ltd. (Canada)*	(846)	$(8,164)
Blackline, Inc.*	(60)	(2,606)
Box, Inc., Class A*	(551)	(13,769)
Carbonite, Inc.*	(65)	(2,268)
Cloudera, Inc.*	(491)	(6,697)
CSG Systems International, Inc.	(19)	(777)
Ellie Mae, Inc.*	(91)	(9,449)
Everbridge, Inc.*	(41)	(1,944)
FireEye, Inc.*	(726)	(11,173)
First Data Corp., Class A*	(12)	(251)
ForeScout Technologies, Inc.*	(146)	(5,002)
Global Payments, Inc.	(30)	(3,345)
Glu Mobile, Inc.*	(170)	(1,090)
Guidewire Software, Inc.*	(26)	(2,308)
Hortonworks, Inc.*	(338)	(6,158)
HubSpot, Inc.*	(18)	(2,257)
Imperva, Inc.*	(4)	(193)
Instructure, Inc.*	(26)	(1,106)
ManTech International Corp., Class A	(38)	(2,038)
MongoDB, Inc.*	(57)	(2,829)
Nutanix, Inc., Class A*	(33)	(1,702)
Pandora Media, Inc.*	(196)	(1,544)
Paylocity Holding Corp.*	(17)	(1,001)
PayPal Holdings, Inc.*	(26)	(2,165)
Proofpoint, Inc.*	(8)	(922)
PROS Holdings, Inc.*	(94)	(3,438)
Quotient Technology, Inc.*	(36)	(472)
Rapid7, Inc.*	(80)	(2,258)
SecureWorks Corp., Class A*	(37)	(461)
SendGrid, Inc.*	(70)	(1,856)
Splunk, Inc.*	(40)	(3,964)
Square, Inc., Class A*	(165)	(10,171)
Switch, Inc., Class A	(203)	(2,471)
Take-Two Interactive Software, Inc.*	(153)	(18,109)
TiVo Corp.	(84)	(1,130)
Total System Services, Inc.	(60)	(5,071)
TrueCar, Inc.*	(827)	(8,344)
Twilio, Inc., Class A*	(25)	(1,400)
Workday, Inc., Class A*	(76)	(9,205)
Workiva, Inc.*	(56)	(1,366)
Worldpay, Inc., Class A*	(155)	(12,676)
Yext, Inc.*	(60)	(1,160)
Zendesk, Inc.*	(29)	(1,580)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Zynga, Inc., Class A*	(639)	$(2,601)

		(213,227)

Technology Hardware & Equipment — (4.7)%
3D Systems Corp.*	(289)	(3,991)
Anixter International, Inc.*	(24)	(1,519)
ARRIS International PLC (United Kingdom)*	(272)	(6,649)
Avnet, Inc.	(67)	(2,874)
AVX Corp.	(10)	(157)
CalAmp Corp.*	(20)	(469)
Control4 Corp.*	(47)	(1,143)
Corning, Inc.	(25)	(688)
Cray, Inc.*	(116)	(2,854)
Electronics For Imaging, Inc.*	(236)	(7,684)
Extreme Networks, Inc.*	(600)	(4,776)
Finisar Corp.*	(794)	(14,292)
Fitbit, Inc., Class A*	(1,740)	(11,362)
II-VI, Inc.*	(64)	(2,781)
Infinera Corp.*	(275)	(2,731)
Littelfuse, Inc.	(17)	(3,879)
Methode Electronics, Inc.	(83)	(3,345)
Plexus Corp.*	(3)	(179)
Pure Storage, Inc., Class A*	(128)	(3,057)
Rogers Corp.*	(8)	(892)
Sanmina Corp.*	(308)	(9,024)
Sierra Wireless, Inc. (Canada)*	(76)	(1,216)
Stratasys Ltd. (Israel)*	(177)	(3,388)
VeriFone Systems, Inc.*	(357)	(8,147)
ViaSat, Inc.*	(111)	(7,295)
Viavi Solutions, Inc.*	(336)	(3,441)

		(107,833)

Telecommunication Services — (1.5)%
ATN International, Inc.	(33)	(1,741)
Boingo Wireless, Inc.*	(82)	(1,852)
CenturyLink, Inc.	(341)	(6,356)
Cincinnati Bell, Inc.*	(156)	(2,449)
Consolidated Communications Holdings, Inc.	(379)	(4,684)
Iridium Communications, Inc.*	(460)	(7,406)
ORBCOMM, Inc.*	(175)	(1,768)
Shenandoah Telecommunications Co.	(38)	(1,243)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Sprint Corp.*	(1,019)	$(5,543)

		(33,042)

Transportation — (3.1)%
Air Transport Services Group, Inc.*	(170)	(3,840)
Allegiant Travel Co.	(33)	(4,585)
ArcBest Corp.	(44)	(2,011)
Atlas Air Worldwide Holdings, Inc.*	(126)	(9,034)
Canadian National Railway Co. (Canada)	(84)	(6,867)
Canadian Pacific Railway Ltd. (Canada)	(9)	(1,647)
Genesee & Wyoming, Inc., Class A*	(61)	(4,961)
Hub Group, Inc., Class A*	(130)	(6,474)
Kirby Corp.*	(18)	(1,505)
Marten Transport Ltd.	(4)	(94)
Matson, Inc.	(33)	(1,267)
Ryder System, Inc.	(210)	(15,091)
Saia, Inc.*	(1)	(81)
SkyWest, Inc.	(2)	(104)
Spirit Airlines, Inc.*	(218)	(7,924)
United Continental Holdings, Inc.*	(23)	(1,604)
XPO Logistics, Inc.*	(37)	(3,707)

		(70,796)

TOTAL COMMON STOCK (Proceeds $1,726,131)		(1,741,350)

TOTAL SECURITIES SOLD SHORT - (76.6)%		(1,741,350)

(Proceeds $1,726,131)

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(30,859)

NET ASSETS - 100.0%		$2,271,782

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $127,187.
*	Non-income producing.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.0%
COMMON STOCKS — 184.0%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)†	1,015	$93,004
Goodyear Tire & Rubber Co. (The)	913	21,264

		114,268

Capital Goods — 10.2%
AMETEK, Inc.†	878	63,356
Boeing Co. (The)	146	48,984
Caterpillar, Inc.†	1,013	137,434
Cummins, Inc.†	628	83,524
Dover Corp.	256	18,739
General Electric Co.	1,568	21,340
Harris Corp.†	2	289
Honeywell International, Inc.†	1,411	203,255
Illinois Tool Works, Inc.	206	28,539
Jacobs Engineering Group, Inc.	102	6,476
Northrop Grumman Corp.	40	12,308
Parker-Hannifin Corp.	191	29,767
Raytheon Co.†	1,095	211,532
Snap-on, Inc.(a)	215	34,555
WW Grainger, Inc.†(a)	210	64,764
Xylem, Inc.†	542	36,520

		1,001,382

Commercial & Professional Services — 1.2%
Republic Services, Inc.†	1,248	85,313
Robert Half International, Inc.†	284	18,488
Verisk Analytics, Inc.*	91	9,795

		113,596

Consumer Durables & Apparel — 3.6%
Garmin Ltd. (Switzerland)	701	42,761
Hasbro, Inc.(a)	470	43,386
Mattel, Inc.(a)	1,306	21,445
Michael Kors Holdings Ltd. (British Virgin Islands)†*	593	39,494
PVH Corp.	2	299
Ralph Lauren Corp.†	309	38,847
Tapestry, Inc.	1,071	50,026
VF Corp.†	1,504	122,606

		358,864

Consumer Services — 2.6%
Darden Restaurants, Inc.	460	49,248
Hilton Worldwide Holdings, Inc.†	259	20,502

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	646	$81,784
Yum! Brands, Inc.†	1,307	102,234

		253,768

Diversified Financials — 11.3%
BlackRock, Inc.†	445	222,073
Cboe Global Markets, Inc.	419	43,605
CME Group, Inc.†	1,260	206,539
Franklin Resources, Inc.†	2,099	67,273
Intercontinental Exchange, Inc.†	2,167	159,383
Invesco Ltd. (Bermuda)†	1,531	40,663
Moody’s Corp.†	719	122,633
Nasdaq, Inc.†	636	58,048
S&P Global, Inc.†	396	80,740
T Rowe Price Group, Inc.†	932	108,196

		1,109,153

Energy — 18.3%
Cabot Oil & Gas Corp.	1,623	38,627
Chevron Corp.†	1,231	155,636
ConocoPhillips†	4,473	311,410
Exxon Mobil Corp.†	4,642	384,033
Hess Corp.†	949	63,479
Marathon Oil Corp.	3,176	66,251
Marathon Petroleum Corp.†	1,537	107,836
Noble Energy, Inc.	1,820	64,210
Occidental Petroleum Corp.†	2,674	223,760
Phillips 66†	1,908	214,287
TechnipFMC PLC (United Kingdom)†	1,670	53,006
Valero Energy Corp.†	1,042	115,485

		1,798,020

Food & Staples Retailing — 7.6%
Kroger Co. (The)†	3,305	94,027
Sysco Corp.†	1,939	132,414
Walgreens Boots Alliance, Inc.†	2,444	146,677
Walmart, Inc.†	4,415	378,145

		751,263

Food, Beverage & Tobacco — 21.3%
Altria Group, Inc.†	6,609	375,325
Brown-Forman Corp., Class B(a)	942	46,167
Coca-Cola Co. (The)†	4,335	190,133
Conagra Brands, Inc.†	1,490	53,238
General Mills, Inc.†	1,409	62,362
Hershey Co. (The)†	801	74,541
JM Smucker Co. (The)(a)	423	45,464

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.†	725	$50,656
Kraft Heinz Co. (The)†	4,293	269,686
McCormick & Co., Inc., non-voting shares†(a)	124	14,395
Mondelez International, Inc., Class A†	823	33,743
PepsiCo, Inc.†	3,730	406,085
Philip Morris International, Inc.†	4,717	380,851
Tyson Foods, Inc., Class A†	1,399	96,321

		2,098,967

Health Care Equipment & Services — 13.0%
Aetna, Inc.†	1,241	227,724
AmerisourceBergen Corp.	11	938
Anthem, Inc.†	445	105,923
Cardinal Health, Inc.	1,158	56,545
Cigna Corp.†	923	156,864
Envision Healthcare Corp.*	455	20,025
Express Scripts Holding Co.†*	761	58,757
HCA Healthcare, Inc.†	843	86,492
Humana, Inc.†	387	115,183
Laboratory Corp. of America Holdings†*	393	70,555
McKesson Corp.	503	67,100
Medtronic PLC (Ireland)†	1,773	151,787
UnitedHealth Group, Inc.†	397	97,400
Universal Health Services, Inc., Class B	351	39,115
Varian Medical Systems, Inc.*	231	26,269

		1,280,677

Household & Personal Products — 10.1%
Church & Dwight Co., Inc.†(a)	940	49,970
Colgate-Palmolive Co.†	3,248	210,503
Estee Lauder Cos., Inc. (The), Class A†	1,430	204,047
Kimberly-Clark Corp.†	1,333	140,418
Procter & Gamble Co. (The)†	5,022	392,018

		996,956

Insurance — 4.6%
Aflac, Inc.†	2,212	95,160
Arthur J Gallagher & Co.	678	44,260
Loews Corp.	808	39,010
Marsh & McLennan Cos., Inc.	370	30,329
Progressive Corp. (The)†	2,210	130,722
Torchmark Corp.	304	24,749

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The)†	310	$37,925
XL Group Ltd. (Bermuda)	961	53,768

		455,923

Materials — 5.4%
Avery Dennison Corp.	335	34,204
Eastman Chemical Co.	237	23,691
Ecolab, Inc.†	1,074	150,714
Freeport-McMoRan, Inc.†	4,708	81,260
International Paper Co.†	1,569	81,714
LyondellBasell Industries NV, Class A (Netherlands)†	1,499	164,665

		536,248

Media — 6.5%
CBS Corp., Class B, non-voting shares†	1,531	86,073
Comcast Corp., Class A†	2,749	90,195
DISH Network Corp., Class A*	1,739	58,448
Interpublic Group of Cos., Inc. (The)(a)	1,455	34,105
News Corp., Class A†	2,214	34,317
Omnicom Group, Inc.†	874	66,660
Twenty-First Century Fox, Inc., Class A†	160	7,950
Viacom, Inc., Class B†	107	3,227
Walt Disney Co. (The)†	2,509	262,968

		643,943

Pharmaceuticals, Biotechnology & Life Sciences — 16.2%
AbbVie, Inc.†	557	51,606
Amgen, Inc.†	425	78,451
Biogen, Inc.†*	289	83,879
Bristol-Myers Squibb Co.†	2,872	158,936
Celgene Corp.†*	2,858	226,982
Gilead Sciences, Inc.†	30	2,125
Johnson & Johnson†	2,547	309,053
Merck & Co., Inc.†	3,280	199,096
Pfizer, Inc.†	8,439	306,167
Regeneron Pharmaceuticals, Inc.†*	65	22,424
Zoetis, Inc.†	1,846	157,261

		1,595,980

Real Estate — 5.4%
Alexandria Real Estate Equities, Inc., REIT	338	42,645
AvalonBay Communities, Inc., REIT†	440	75,632

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A†*	229	$10,932
Duke Realty Corp., REIT	365	10,596
Equity Residential, REIT†	1,398	89,039
Extra Space Storage, Inc., REIT	164	16,370
HCP, Inc., REIT	638	16,473
Regency Centers Corp., REIT	20	1,242
UDR, Inc., REIT	60	2,252
Ventas, Inc., REIT†	1,353	77,053
Welltower, Inc., REIT†	1,384	86,763
Weyerhaeuser Co., REIT†	2,870	104,640

		533,637

Retailing — 8.6%
Advance Auto Parts, Inc.(a)	249	33,789
Amazon.com, Inc.*	3	5,099
AutoZone, Inc.*	102	68,435
Best Buy Co., Inc.(a)	228	17,004
Booking Holdings, Inc.†*	101	204,736
Dollar General Corp.	25	2,465
Dollar Tree, Inc.*	305	25,925
Foot Locker, Inc.	420	22,113
Home Depot, Inc. (The)†	1,128	220,073
Kohl’s Corp	563	41,043
Nordstrom, Inc.(a)	7	362
Ross Stores, Inc.†	43	3,644
Target Corp.†	573	43,617
Tiffany & Co.	455	59,878
TJX Cos., Inc. (The)†	1,025	97,560

		845,743

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	5	480
Applied Materials, Inc.†	509	23,511
Intel Corp.†	462	22,966
Micron Technology, Inc.†*	4,119	216,000
Texas Instruments, Inc.	102	11,246

		274,203

Software & Services — 17.0%
Accenture PLC, Class A (Ireland)†	1,750	286,282
Automatic Data Processing, Inc.†	1,645	220,660
Broadridge Financial Solutions, Inc.	349	40,170
CA, Inc.†	1,535	54,723
Citrix Systems, Inc.*	511	53,573
DXC Technology Co.†	1,084	87,381
eBay, Inc.*	1,632	59,176

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc.†	83	$8,800
Fiserv, Inc.†*	1,069	79,202
International Business Machines Corp.†	2,291	320,053
Intuit, Inc.†	956	195,316
Oracle Corp.†	2,520	111,031
Paychex, Inc.†	1,365	93,298
Visa, Inc., Class A	470	62,252

		1,671,917

Technology Hardware & Equipment — 9.9%
Amphenol Corp., Class A†	1,139	99,264
Apple, Inc.†	1,992	368,739
Cisco Systems, Inc.†	2,417	104,004
F5 Networks, Inc.*	227	39,146
FLIR Systems, Inc.	512	26,609
HP, Inc.†	5,779	131,126
Motorola Solutions, Inc.†	613	71,335
NetApp, Inc.†	988	77,589
Seagate Technology PLC (Ireland)†	1,069	60,366

		978,178

Telecommunication Services — 1.2%
AT&T, Inc.†	2,645	84,931
Verizon Communications, Inc.†	732	36,827

		121,758

Transportation — 2.8%
CH Robinson Worldwide, Inc.	518	43,336
Expeditors International of Washington, Inc.	670	48,977
FedEx Corp.†	572	129,878
Union Pacific Corp.†	372	52,705

		274,896

Utilities — 3.2%
CMS Energy Corp.	1,051	49,691
Dominion Energy, Inc.†	1,198	81,680
DTE Energy Co.	348	36,063
Evergy, Inc.	529	29,703
FirstEnergy Corp.†	1,794	64,423
NRG Energy, Inc.	1,204	36,963

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)†	455	$21,071

		319,594

TOTAL COMMON STOCKS (Cost $17,329,582)		18,128,934

TOTAL LONG POSITIONS - 184.0%		18,128,934

(Cost $17,329,582)

SHORT POSITIONS — (84.7)%
COMMON STOCKS — (84.7)%
Automobiles & Components — (1.8)%
Ford Motor Co.	(6,971)	(77,169)
General Motors Co.	(2,447)	(96,412)

		(173,581)

Banks — (6.0)%
Bank of America Corp.	(1,598)	(45,048)
BB&T Corp.	(1,041)	(52,508)
Citigroup, Inc.	(2,004)	(134,108)
Citizens Financial Group, Inc.	(862)	(33,532)
Comerica, Inc.	(274)	(24,912)
Fifth Third Bancorp	(1,218)	(34,957)
Huntington Bancshares, Inc.	(1,915)	(28,265)
KeyCorp	(1,877)	(36,677)
M&T Bank Corp.	(109)	(18,546)
Regions Financial Corp.	(2,063)	(36,680)
SunTrust Banks, Inc.	(815)	(53,806)
SVB Financial Group*	(22)	(6,353)
US Bancorp	(123)	(6,152)
Wells Fargo & Co.	(1,116)	(61,871)
Zions Bancorporation	(347)	(18,283)

		(591,698)

Capital Goods — (3.7)%
Allegion PLC (Ireland)	(165)	(12,764)
AO Smith Corp.	(302)	(17,863)
Arconic, Inc.	(837)	(14,237)
Deere & Co.	(5)	(699)
Eaton Corp. PLC (Ireland)	(753)	(56,279)
Flowserve Corp.	(224)	(9,050)
Fluor Corp.	(242)	(11,805)
Fortune Brands Home & Security, Inc.	(261)	(14,013)
General Dynamics Corp.	(27)	(5,033)
Huntington Ingalls Industries, Inc.	(45)	(9,756)
Ingersoll-Rand PLC (Ireland)	(433)	(38,853)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	(1,593)	$(53,286)
L3 Technologies, Inc.	(134)	(25,771)
Masco Corp.	(540)	(20,207)
PACCAR, Inc.	(605)	(37,486)
Quanta Services, Inc.*	(269)	(8,985)
Rockwell Automation, Inc.	(29)	(4,821)
United Rentals, Inc.*	(148)	(21,848)

		(362,756)

Commercial & Professional Services — (1.1)%
Equifax, Inc.	(207)	(25,898)
IHS Markit Ltd. (Bermuda)*	(673)	(34,720)
Nielsen Holdings PLC (United Kingdom)	(614)	(18,991)
Stericycle, Inc.*	(155)	(10,120)
Waste Management, Inc.	(283)	(23,019)

		(112,748)

Consumer Durables & Apparel — (1.1)%
Hanesbrands, Inc.	(601)	(13,234)
Leggett & Platt, Inc.	(230)	(10,267)
Mohawk Industries, Inc.*	(130)	(27,855)
NIKE, Inc., Class B	(260)	(20,717)
Under Armour, Inc., Class C*	(776)	(16,358)
Whirlpool Corp.	(125)	(18,279)

		(106,710)

Consumer Services — (2.2)%
Carnival Corp. (Panama)	(1,256)	(71,981)
Chipotle Mexican Grill, Inc.*	(49)	(21,137)
McDonald’s Corp.	(53)	(8,305)
MGM Resorts International	(993)	(28,827)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(386)	(18,238)
Royal Caribbean Cruises Ltd. (Liberia)	(368)	(38,125)
Wynn Resorts Ltd.	(180)	(30,121)

		(216,734)

Diversified Financials — (5.2)%
Ameriprise Financial, Inc.	(250)	(34,970)
Bank of New York Mellon Corp. (The)	(1,577)	(85,048)
Berkshire Hathaway, Inc., Class B*	(84)	(15,679)
Capital One Financial Corp.	(588)	(54,037)
Charles Schwab Corp. (The)	(47)	(2,402)
Goldman Sachs Group, Inc. (The)	(250)	(55,142)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Jefferies Financial Group, Inc.	(626)	$(14,235)
Morgan Stanley	(2,031)	(96,269)
Northern Trust Corp.	(359)	(36,938)
Raymond James Financial, Inc.	(244)	(21,801)
State Street Corp.	(566)	(52,689)
Synchrony Financial	(1,353)	(45,163)

		(514,373)

Energy — (8.0)%
Anadarko Petroleum Corp.	(931)	(68,196)
Andeavor	(259)	(33,976)
Apache Corp.	(657)	(30,715)
Cimarex Energy Co.	(167)	(16,991)
Concho Resources, Inc.*	(262)	(36,248)
Devon Energy Corp.	(921)	(40,487)
EOG Resources, Inc.	(700)	(87,101)
EQT Corp.	(463)	(25,548)
Helmerich & Payne, Inc.	(191)	(12,178)
HollyFrontier Corp.	(304)	(20,803)
Kinder Morgan, Inc.	(3,993)	(70,556)
National Oilwell Varco, Inc.	(660)	(28,644)
Newfield Exploration Co.*	(350)	(10,588)
ONEOK, Inc.	(707)	(49,370)
Pioneer Natural Resources Co.	(298)	(56,394)
Schlumberger Ltd. (Curacao)	(2,382)	(159,665)
Williams Cos., Inc. (The)	(1,449)	(39,282)

		(786,742)

Food, Beverage & Tobacco — (1.8)%
Archer-Daniels-Midland Co.	(962)	(44,088)
Campbell Soup Co.	(517)	(20,959)
Constellation Brands, Inc., Class A	(7)	(1,532)
Hormel Foods Corp.	(911)	(33,898)
Molson Coors Brewing Co., Class B	(388)	(26,400)
Monster Beverage Corp.*	(967)	(55,409)

		(182,286)

Health Care Equipment & Services — (6.1)%
ABIOMED, Inc.*	(76)	(31,088)
Align Technology, Inc.*	(140)	(47,900)
Baxter International, Inc.	(923)	(68,154)
Becton Dickinson and Co.	(260)	(62,286)
Boston Scientific Corp.*	(467)	(15,271)
Cerner Corp.*	(601)	(35,934)
Cooper Cos., Inc. (The)	(86)	(20,249)
DaVita, Inc.*	(320)	(22,221)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.	(390)	$(17,070)
Edwards Lifesciences Corp.*	(365)	(53,133)
Henry Schein, Inc.*	(270)	(19,613)
Hologic, Inc.*	(484)	(19,239)
IDEXX Laboratories, Inc.*	(152)	(33,127)
Intuitive Surgical, Inc.*	(194)	(92,825)
Quest Diagnostics, Inc.	(170)	(18,690)
Zimmer Biomet Holdings, Inc.	(355)	(39,561)

		(596,361)

Household & Personal Products — (0.4)%
Clorox Co. (The)	(156)	(21,099)
Coty, Inc., Class A	(1,290)	(18,189)

		(39,288)

Insurance — (3.1)%
Allstate Corp. (The)	(354)	(32,310)
American International Group, Inc.	(35)	(1,856)
Assurant, Inc.	(93)	(9,625)
Cincinnati Financial Corp.	(288)	(19,256)
Lincoln National Corp.	(383)	(23,842)
MetLife, Inc.	(1,762)	(76,823)
Principal Financial Group, Inc.	(508)	(26,899)
Prudential Financial, Inc.	(725)	(67,795)
Unum Group	(381)	(14,093)
Willis Towers Watson PLC (Ireland)	(228)	(34,565)

		(307,064)

Materials — (3.2)%
Air Products & Chemicals, Inc.	(376)	(58,554)
Albemarle Corp.	(194)	(18,300)
CF Industries Holdings, Inc.	(408)	(18,115)
FMC Corp.	(235)	(20,964)
Martin Marietta Materials, Inc.	(110)	(24,566)
Mosaic Co. (The)	(662)	(18,569)
Nucor Corp.	(559)	(34,938)
Packaging Corp. of America	(162)	(18,110)
PPG Industries, Inc.	(434)	(45,019)
Vulcan Materials Co.	(232)	(29,942)
WestRock Co.	(442)	(25,203)

		(312,280)

Media — (1.5)%
Charter Communications, Inc., Class A*	(387)	(113,472)
Discovery, Inc., Class A*	(1,214)	(33,385)

		(146,857)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Agilent Technologies, Inc.	(454)	$(28,075)
Alexion Pharmaceuticals, Inc.*	(390)	(48,418)
Allergan PLC (Ireland)	(584)	(97,364)
Eli Lilly & Co.	(1,389)	(118,523)
Illumina, Inc.*	(258)	(72,057)
Incyte Corp.*	(382)	(25,594)
IQVIA Holdings, Inc.*	(366)	(36,534)
Mettler-Toledo International, Inc.*	(45)	(26,038)
Mylan NV (Netherlands)*	(886)	(32,020)
Nektar Therapeutics*	(279)	(13,624)
PerkinElmer, Inc.	(194)	(14,207)
Perrigo Co. PLC (Ireland)	(241)	(17,571)
Thermo Fisher Scientific, Inc.	(218)	(45,157)
Vertex Pharmaceuticals, Inc.*	(453)	(76,992)
Waters Corp.*	(111)	(21,488)

		(673,662)

Real Estate — (5.2)%
American Tower Corp., REIT	(759)	(109,425)
Boston Properties, Inc., REIT	(270)	(33,863)
Crown Castle International Corp., REIT	(380)	(40,972)
Equinix, Inc., REIT	(136)	(58,465)
GGP, Inc., REIT	(1,680)	(34,322)
Host Hotels & Resorts, Inc., REIT	(1,298)	(27,349)
Iron Mountain, Inc., REIT	(496)	(17,365)
Kimco Realty Corp., REIT	(748)	(12,709)
Macerich Co. (The), REIT	(247)	(14,037)
SBA Communications Corp., REIT*	(204)	(33,684)
Simon Property Group, Inc., REIT	(532)	(90,541)
SL Green Realty Corp., REIT	(163)	(16,386)
Vornado Realty Trust, REIT	(334)	(24,689)

		(513,807)

Retailing — (3.6)%
Expedia Group, Inc.	(272)	(32,692)
Gap, Inc. (The)	(666)	(21,572)
Genuine Parts Co.	(257)	(23,590)
LKQ Corp.*	(542)	(17,290)
Macy’s, Inc.	(344)	(12,876)
Netflix, Inc.*	(498)	(194,932)
O’Reilly Automotive, Inc.*	(63)	(17,234)
Tractor Supply Co.	(216)	(16,522)
TripAdvisor, Inc.*	(243)	(13,538)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ulta Beauty, Inc.*	(21)	$(4,903)

		(355,149)

Semiconductors & Semiconductor Equipment — (5.7)%
Advanced Micro Devices, Inc.*	(1,856)	(27,821)
Broadcom, Inc.	(457)	(110,886)
KLA-Tencor Corp.	(269)	(27,581)
Lam Research Corp.	(166)	(28,693)
Microchip Technology, Inc.	(458)	(41,655)
NVIDIA Corp.	(769)	(182,176)
Qorvo, Inc.*	(1)	(80)
QUALCOMM, Inc.	(1,804)	(101,240)
Skyworks Solutions, Inc.	(122)	(11,791)
Xilinx, Inc.	(447)	(29,171)

		(561,094)

Software & Services — (10.6)%
Activision Blizzard, Inc.	(1,329)	(101,429)
Adobe Systems, Inc.*	(218)	(53,151)
Akamai Technologies, Inc.*	(299)	(21,896)
Alliance Data Systems Corp.	(90)	(20,988)
Alphabet, Inc., Class A*	(155)	(175,024)
ANSYS, Inc.*	(148)	(25,779)
Autodesk, Inc.*	(383)	(50,206)
Cadence Design Systems, Inc.*	(495)	(21,438)
Electronic Arts, Inc.*	(538)	(75,869)
Facebook, Inc., Class A*	(325)	(63,154)
Global Payments, Inc.	(280)	(31,217)
PayPal Holdings, Inc.*	(1,877)	(156,298)
salesforce.com, Inc.*	(734)	(100,118)
Symantec Corp.	(1,069)	(22,075)
Take-Two Interactive Software, Inc.*	(196)	(23,199)
Total System Services, Inc.	(316)	(26,708)
Twitter, Inc.*	(1,300)	(56,771)
Western Union Co. (The)	(806)	(16,386)

		(1,041,706)

Technology Hardware & Equipment — (1.3)%
Corning, Inc.	(1,505)	(41,403)
IPG Photonics Corp.*	(92)	(20,298)
Juniper Networks, Inc.	(601)	(16,479)
Western Digital Corp.	(536)	(41,492)
Xerox Corp.	(439)	(10,536)

		(130,208)

Telecommunication Services — (0.4)%
CenturyLink, Inc.	(1,876)	(34,969)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (3.6)%
Alaska Air Group, Inc.	(214)	$(12,923)
American Airlines Group, Inc.	(837)	(31,773)
CSX Corp.	(1,561)	(99,561)
Delta Air Lines, Inc.	(1,235)	(61,182)
JB Hunt Transport Services, Inc.	(192)	(23,338)
Kansas City Southern	(179)	(18,967)
Southwest Airlines Co.	(1,032)	(52,508)
United Continental Holdings, Inc.*	(503)	(35,074)
United Parcel Service, Inc., Class B	(213)	(22,626)

		(357,952)

Utilities — (2.3)%
Ameren Corp.	(418)	(25,435)
American Water Works Co., Inc.	(313)	(26,724)
Edison International	(208)	(13,160)
Entergy Corp.	(19)	(1,535)
NextEra Energy, Inc.	(270)	(45,098)
PG&E Corp.	(887)	(37,751)
Pinnacle West Capital Corp.	(192)	(15,468)
SCANA Corp.	(248)	(9,553)
Sempra Energy	(454)	(52,714)

		(227,438)

TOTAL COMMON STOCK (Proceeds $8,154,875)		(8,345,463)

TOTAL SECURITIES SOLD SHORT - (84.7)%		(8,345,463)

(Proceeds $8,154,875)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		71,133

NET ASSETS - 100.0%		$9,854,604

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At June 30, 2018, the market value of securities on loan was $275,006.
*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.1%
Automobiles & Components — 5.1%
Aptiv PLC (Jersey)	72	$6,597
BorgWarner, Inc.	185	7,985
Dana, Inc.	5	101
Delphi Technologies PLC (Jersey)	46	2,091
Fiat Chrysler Automobiles NV (Netherlands)(a)*	1,208	22,819
Gentex Corp.	52	1,197
Harley-Davidson, Inc.(a)	63	2,651
Lear Corp.	4	743
Magna International, Inc. (Canada)	349	20,287
Tenneco, Inc.(a)	263	11,561
Thor Industries, Inc.(a)	128	12,466
Visteon Corp.*	41	5,299

		93,797

Capital Goods — 17.8%
Acuity Brands, Inc.	26	3,013
Allison Transmission Holdings, Inc.(a)	731	29,598
AMETEK, Inc.	3	216
Boeing Co. (The)	21	7,046
Carlisle Cos., Inc.(a)	149	16,138
Caterpillar, Inc.(a)	174	23,607
Cummins, Inc.(a)	103	13,699
Curtiss-Wright Corp.(a)	121	14,401
Dover Corp.	93	6,808
Eaton Corp. PLC (Ireland)	3	224
Fastenal Co.	68	3,273
Gardner Denver Holdings, Inc.(a)*	557	16,370
Generac Holdings, Inc.(a)*	256	13,243
Graco, Inc.(a)	167	7,552
GrafTech International Ltd.	166	2,986
Harris Corp.	10	1,445
Huntington Ingalls Industries, Inc.	7	1,518
Illinois Tool Works, Inc.(a)	81	11,222
ITT, Inc.	10	523
Kennametal, Inc.(a)	481	17,268
KLX, Inc.(a)*	202	14,524
MSC Industrial Direct Co., Inc., Class A	38	3,224
Navistar International Corp.(a)*	476	19,383
Nordson Corp.	39	5,008
Parker-Hannifin Corp.(a)	144	22,442
Pentair PLC (Ireland)(a)	145	6,102
Raytheon Co.(a)	98	18,932
Rockwell Automation, Inc.(a)	122	20,280

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sensata Technologies Holding PLC (United Kingdom)*	35	$1,665
Snap-on, Inc.(a)	39	6,268
Teledyne Technologies, Inc.(a)*	64	12,740
WABCO Holdings, Inc.*	14	1,638
WESCO International, Inc.*	21	1,199
Xylem, Inc.	34	2,291

		325,846

Commercial & Professional Services — 4.3%
ASGN, Inc.*	17	1,329
Cimpress NV (Netherlands)(a)*	78	11,307
Copart, Inc.*	19	1,075
Deluxe Corp.(a)	150	9,931
Dun & Bradstreet Corp. (The)(a)	160	19,624
Korn/Ferry International	174	10,776
ManpowerGroup, Inc.(a)	292	25,130

		79,172

Consumer Durables & Apparel — 1.8%
Columbia Sportswear Co.	52	4,756
Deckers Outdoor Corp.(a)*	48	5,419
Garmin Ltd. (Switzerland)(a)	253	15,433
Michael Kors Holdings Ltd. (British Virgin Islands)(a)*	30	1,998
Tapestry, Inc.(a)	104	4,858

		32,464

Consumer Services — 4.6%
Adtalem Global Education, Inc.*	7	337
Boyd Gaming Corp.	73	2,530
Darden Restaurants, Inc.(a)	157	16,808
Graham Holdings Co., Class B	12	7,033
Hyatt Hotels Corp., Class A(a)	268	20,676
International Game Technology PLC (United Kingdom)	136	3,161
Las Vegas Sands Corp.	88	6,720
Laureate Education, Inc., Class A*	301	4,313
McDonald’s Corp.	3	470
Service Corp. International	106	3,794
Wyndham Destinations, Inc.(a)	401	17,752

		83,594

Food & Staples Retailing — 2.5%
Kroger Co. (The)(a)	646	18,379
Performance Food Group Co.*	136	4,991
Sprouts Farmers Market, Inc.*	46	1,015

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
US Foods Holding Corp.(a)*	57	$2,156
Walgreens Boots Alliance, Inc.(a)	314	18,845

		45,386

Food, Beverage & Tobacco — 4.7%
Altria Group, Inc.(a)	272	15,447
Conagra Brands, Inc.	264	9,433
JM Smucker Co. (The)(a)	231	24,828
McCormick & Co., Inc., non-voting shares(a)	125	14,511
Mondelez International, Inc., Class A(a)	258	10,578
Philip Morris International, Inc.(a)	135	10,900

		85,697

Health Care Equipment & Services — 6.2%
Acadia Healthcare Co., Inc.*	8	327
AmerisourceBergen Corp.	23	1,961
Cardinal Health, Inc.(a)	487	23,780
CVS Health Corp.	21	1,351
Danaher Corp.	10	987
DaVita, Inc.*	58	4,028
Envision Healthcare Corp.(a)*	628	27,638
Express Scripts Holding Co.*	36	2,780
Laboratory Corp. of America Holdings*	60	10,772
MEDNAX, Inc.*	83	3,592
Medtronic PLC (Ireland)	120	10,273
ResMed, Inc.	32	3,315
Tenet Healthcare Corp.(a)*	409	13,730
Universal Health Services, Inc., Class B	75	8,358

		112,892

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.(a)	89	4,731
Colgate-Palmolive Co.(a)	67	4,342
Estee Lauder Cos., Inc. (The), Class A(a)	121	17,265
Kimberly-Clark Corp.(a)	112	11,798

		38,136

Media — 4.8%
CBS Corp., Class B, non-voting shares(a)	280	15,742
Interpublic Group of Cos., Inc. (The)(a)	576	13,501

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
John Wiley & Sons, Inc., Class A	54	$3,370
Nexstar Media Group, Inc., Class A(a)	274	20,112
Omnicom Group, Inc.(a)	73	5,568
Shaw Communications, Inc., Class B (Canada)	12	244
Tribune Media Co., Class A(a)	407	15,576
Viacom, Inc., Class B(a)	204	6,153
Walt Disney Co. (The)	70	7,337

		87,603

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
AbbVie, Inc.(a)	221	20,476
Agilent Technologies, Inc.	131	8,101
Biogen, Inc.(a)*	92	26,702
Bristol-Myers Squibb Co.(a)	221	12,230
Celgene Corp.*	91	7,227
Exelixis, Inc.(a)*	1,212	26,082
Johnson & Johnson(a)	115	13,954
Merck & Co., Inc.	104	6,313
Regeneron Pharmaceuticals, Inc.(a)*	59	20,354
Zoetis, Inc.(a)	194	16,527

		157,966

Retailing — 7.8%
American Eagle Outfitters, Inc.	125	2,906
AutoNation, Inc.(a)*	243	11,805
Best Buy Co., Inc.(a)	99	7,383
Booking Holdings, Inc.*	4	8,108
Dollar General Corp.(a)	19	1,873
Foot Locker, Inc.(a)	310	16,321
Kohl’s Corp.(a)	230	16,767
Macy’s, Inc.(a)	699	26,164
Michaels Cos., Inc. (The)(a)*	915	17,541
Nordstrom, Inc.(a)	133	6,887
Ollie’s Bargain Outlet Holdings, Inc.*	73	5,292
Ulta Beauty, Inc.(a)*	92	21,478

		142,525

Semiconductors & Semiconductor Equipment — 9.5%
Advanced Energy Industries, Inc.(a)*	239	13,884
Analog Devices, Inc.(a)	213	20,431
Applied Materials, Inc.(a)	431	19,908
Broadcom, Inc.(a)	77	18,683
Entegris, Inc.	12	407
Integrated Device Technology, Inc.(a)*	192	6,121
Intel Corp.	199	9,892

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.(a)	135	$13,842
Lam Research Corp.(a)	122	21,088
Micron Technology, Inc.(a)*	342	17,934
MKS Instruments, Inc.(a)	182	17,417
NVIDIA Corp.	23	5,449
ON Semiconductor Corp.*	22	489
Qorvo, Inc.*	26	2,084
Skyworks Solutions, Inc.	51	4,929
Texas Instruments, Inc.	15	1,654

		174,212

Software & Services — 7.0%
CA, Inc.(a)	396	14,117
CDK Global, Inc.(a)	229	14,896
CGI Group, Inc., Class A (Canada)*	23	1,456
Conduent, Inc.*	743	13,500
DXC Technology Co.(a)	214	17,251
eBay, Inc.(a)*	387	14,033
FleetCor Technologies, Inc.*	7	1,475
Intuit, Inc.	28	5,721
LogMeIn, Inc.(a)	148	15,281
Open Text Corp. (Canada)	83	2,921
Oracle Corp.(a)	480	21,149
Science Applications International Corp.	21	1,700
Teradata Corp.(a)*	116	4,657

		128,157

Technology Hardware & Equipment — 7.8%
Apple, Inc.(a)	56	10,366
Dolby Laboratories, Inc., Class A(a)	193	11,906
EchoStar Corp., Class A*	20	888
FLIR Systems, Inc.	43	2,235
HP, Inc.(a)	498	11,300
IPG Photonics Corp.*	1	221
Jabil, Inc.(a)	772	21,354
Lumentum Holdings, Inc.*	396	22,928
Seagate Technology PLC (Ireland)	374	21,120
Tech Data Corp.(a)*	141	11,579
Ubiquiti Networks, Inc.*	78	6,608
Western Digital Corp.(a)	252	19,507
Zebra Technologies Corp., Class A*	20	2,865

		142,877

Telecommunication Services — 0.3%
BCE, Inc. (Canada)	100	4,049

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Rogers Communications, Inc., Class B (Canada)	53	$2,515

		6,564

Transportation — 2.2%
CH Robinson Worldwide, Inc.(a)	153	12,800
Expeditors International of Washington, Inc.(a)	172	12,573
FedEx Corp	59	13,397
Schneider National, Inc., Class B	65	1,788

		40,558

TOTAL COMMON STOCKS - 97.1% (Cost $1,769,628)		1,777,446

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		53,858

NET ASSETS - 100.0%		$1,831,304

(a)	Security position is either entirely or partially designated as collateral for total return swap.
*	Non-income producing.

PLC  Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

Over-the-counter total return basket swap outstanding as of June 30, 2018.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swap or upon termination. The basket matures on August 6, 2019, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swap at June 30, 2018:

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	08/06/19	(434)	$(26,522)	$5,100	$5,100
Delphi Technologies PLC (Jersey)	Morgan Stanley	08/06/19	—	(17)	(541)	(541)
Ford Motor Co.	Morgan Stanley	08/06/19	(1,826)	(20,360)	(473)	(473)
General Motors Co.	Morgan Stanley	08/06/19	(383)	(14,497)	(742)	(742)

			(2,643)	(61,396)	3,344	3,344

Capital Goods
AGCO Corp.	Morgan Stanley	08/06/19	(32)	(2,096)	157	157
Arconic, Inc.	Morgan Stanley	08/06/19	(198)	(3,584)	223	223
Barnes Group, Inc.	Morgan Stanley	08/06/19	(131)	(7,891)	171	171
Beacon Roofing Supply, Inc.	Morgan Stanley	08/06/19	(85)	(3,781)	166	166
CAE, Inc. (Canada)	Morgan Stanley	08/06/19	(123)	(2,363)	(206)	(206)
Colfax Corp.	Morgan Stanley	08/06/19	(161)	(5,119)	194	194
Crane Co.	Morgan Stanley	08/06/19	(126)	(10,775)	658	658
Flowserve Corp.	Morgan Stanley	08/06/19	(232)	(10,053)	659	659
HD Supply Holdings, Inc.	Morgan Stanley	08/06/19	(1)	(43)	—	—
Hexcel Corp.	Morgan Stanley	08/06/19	(25)	(1,616)	(66)	(66)
Hubbell, Inc.	Morgan Stanley	08/06/19	(169)	(17,988)	64	64
Ingersoll-Rand PLC (Ireland)	Morgan Stanley	08/06/19	(5)	(447)	(5)	(5)
JELD-WEN Holding, Inc.	Morgan Stanley	08/06/19	(349)	(10,017)	59	59
L3 Technologies, Inc.	Morgan Stanley	08/06/19	(129)	(24,673)	(163)	(163)
Masco Corp.	Morgan Stanley	08/06/19	(599)	(22,793)	425	425
Moog, Inc., Class A	Morgan Stanley	08/06/19	(55)	(4,485)	203	203
Oshkosh Corp.	Morgan Stanley	08/06/19	(136)	(10,011)	453	453
Owens Corning	Morgan Stanley	08/06/19	(511)	(33,405)	1,092	1,092
Proto Labs, Inc.	Morgan Stanley	08/06/19	(96)	(10,987)	(409)	(409)
Rexnord Corp.	Morgan Stanley	08/06/19	(14)	(415)	9	9
SiteOne Landscape Supply, Inc.	Morgan Stanley	08/06/19	(175)	(13,050)	(1,618)	(1,618)
Timken Co. (The)	Morgan Stanley	08/06/19	(305)	(14,166)	854	854
Trex Co., Inc.	Morgan Stanley	08/06/19	(188)	(11,459)	(285)	(285)
USG Corp.	Morgan Stanley	08/06/19	(615)	(25,622)	(844)	(844)
Wabtec Corp.	Morgan Stanley	08/06/19	(50)	(4,986)	67	67
Watsco, Inc.	Morgan Stanley	08/06/19	(142)	(25,148)	(116)	(116)
Welbilt, Inc.	Morgan Stanley	08/06/19	(43)	(950)	(8)	(8)
Woodward, Inc.	Morgan Stanley	08/06/19	(76)	(5,455)	(400)	(400)

			(4,771)	(283,378)	1,334	1,334

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Commercial & Professional Services
Clean Harbors, Inc.	Morgan Stanley	08/06/19	(128)	$(6,743)	$(353)	$(353)
Equifax, Inc.	Morgan Stanley	08/06/19	(142)	(17,850)	121	121
Healthcare Services Group, Inc.	Morgan Stanley	08/06/19	(262)	(11,098)	(194)	(194)
KAR Auction Services, Inc.	Morgan Stanley	08/06/19	(471)	(25,552)	(505)	(505)
Rollins, Inc.	Morgan Stanley	08/06/19	(242)	(12,321)	(410)	(410)
Stericycle, Inc.	Morgan Stanley	08/06/19	(284)	(18,132)	(373)	(373)
Tetra Tech, Inc.	Morgan Stanley	08/06/19	(117)	(6,521)	(311)	(311)
TransUnion	Morgan Stanley	08/06/19	(25)	(1,737)	(52)	(52)
UniFirst Corp.	Morgan Stanley	08/06/19	(9)	(1,497)	(93)	(93)
Waste Connections, Inc. (Canada)	Morgan Stanley	08/06/19	(352)	(26,017)	(472)	(472)

			(2,032)	(127,468)	(2,642)	(2,642)

Consumer Durables & Apparel
Gildan Activewear, Inc. (Canada)	Morgan Stanley	08/06/19	(135)	(3,912)	119	119
Hanesbrands, Inc.	Morgan Stanley	08/06/19	(1)	(22)	1	1
Hasbro, Inc.	Morgan Stanley	08/06/19	(55)	(5,016)	(50)	(50)
Leggett & Platt, Inc.	Morgan Stanley	08/06/19	(427)	(18,082)	(1,073)	(1,073)
Mohawk Industries, Inc.	Morgan Stanley	08/06/19	(95)	(21,804)	1,493	1,493
Newell Brands, Inc.	Morgan Stanley	08/06/19	(437)	(11,658)	333	333
Polaris Industries, Inc.	Morgan Stanley	08/06/19	(196)	(21,411)	(2,603)	(2,603)
PVH Corp.	Morgan Stanley	08/06/19	(63)	(10,123)	712	712
Steven Madden Ltd.	Morgan Stanley	08/06/19	(47)	(2,503)	6	6
TopBuild Corp.	Morgan Stanley	08/06/19	(7)	(595)	55	55

			(1,463)	(95,126)	(1,007)	(1,007)

Consumer Services
Aramark	Morgan Stanley	08/06/19	(632)	(24,293)	875	875
Bright Horizons Family Solutions, Inc.	Morgan Stanley	08/06/19	(3)	(310)	4	4
Chipotle Mexican Grill, Inc.	Morgan Stanley	08/06/19	(48)	(20,621)	(50)	(50)
Domino’s Pizza, Inc.	Morgan Stanley	08/06/19	(22)	(6,277)	82	82
Dunkin’ Brands Group, Inc.	Morgan Stanley	08/06/19	(221)	(14,232)	(1,070)	(1,070)
Eldorado Resorts, Inc.	Morgan Stanley	08/06/19	(4)	(159)	3	3
Hilton Worldwide Holdings, Inc.	Morgan Stanley	08/06/19	(11)	(914)	85	85
MGM Resorts International	Morgan Stanley	08/06/19	(710)	(24,291)	3,579	3,579
Planet Fitness, Inc., Class A	Morgan Stanley	08/06/19	(67)	(2,999)	62	62
Red Rock Resorts, Inc., Class A	Morgan Stanley	08/06/19	(319)	(9,009)	(1,753)	(1,753)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	08/06/19	(391)	(42,888)	2,236	2,236
ServiceMaster Global Holdings, Inc.	Morgan Stanley	08/06/19	(180)	(10,262)	(422)	(422)
Texas Roadhouse, Inc.	Morgan Stanley	08/06/19	(44)	(2,950)	74	74
Weight Watchers International, Inc.	Morgan Stanley	08/06/19	(24)	(2,428)	7	7
Wendy’s Co. (The)	Morgan Stanley	08/06/19	(72)	(1,254)	19	19
Wynn Resorts Ltd.	Morgan Stanley	08/06/19	(48)	(9,455)	1,405	1,405

			(2,796)	(172,342)	5,136	5,136

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	08/06/19	(279)	(30,450)	978	978

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	08/06/19	(149)	$(6,902)	$87	$87
Boston Beer Co., Inc., Class A	Morgan Stanley	08/06/19	(21)	(6,058)	(223)	(223)
Bunge Ltd. (Bermuda)	Morgan Stanley	08/06/19	(586)	(43,252)	1,668	1,668
Campbell Soup Co.	Morgan Stanley	08/06/19	(943)	(32,424)	(5,761)	(5,761)
Darling Ingredients, Inc.	Morgan Stanley	08/06/19	(586)	(10,050)	(1,579)	(1,579)
Flowers Foods, Inc.	Morgan Stanley	08/06/19	(7)	(146)	—	—
General Mills, Inc.	Morgan Stanley	08/06/19	(89)	(4,055)	125	125
Hain Celestial Group, Inc. (The)	Morgan Stanley	08/06/19	(304)	(9,220)	179	179
Hormel Foods Corp.	Morgan Stanley	08/06/19	(289)	(10,566)	(166)	(166)
Kraft Heinz Co. (The)	Morgan Stanley	08/06/19	(105)	(6,617)	35	35
Lancaster Colony Corp.	Morgan Stanley	08/06/19	(36)	(4,661)	(329)	(329)
Molson Coors Brewing Co., Class B	Morgan Stanley	08/06/19	(580)	(36,027)	(3,547)	(3,547)
Monster Beverage Corp.	Morgan Stanley	08/06/19	(267)	(15,034)	(234)	(234)
National Beverage Corp.	Morgan Stanley	08/06/19	(8)	(856)	2	2
PepsiCo, Inc.	Morgan Stanley	08/06/19	(6)	(651)	(19)	(19)
Post Holdings, Inc.	Morgan Stanley	08/06/19	(181)	(14,026)	(1,515)	(1,515)

			(4,157)	(200,545)	(11,277)	(11,277)

Health Care Equipment & Services
Align Technology, Inc.	Morgan Stanley	08/06/19	(8)	(2,820)	89	89
Baxter International, Inc.	Morgan Stanley	08/06/19	(248)	(17,961)	(344)	(344)
Cerner Corp.	Morgan Stanley	08/06/19	(109)	(6,325)	(179)	(179)
Cotiviti Holdings, Inc.	Morgan Stanley	08/06/19	(100)	(4,219)	(186)	(186)
DENTSPLY SIRONA, Inc.	Morgan Stanley	08/06/19	(735)	(32,695)	530	530
Edwards Lifesciences Corp.	Morgan Stanley	08/06/19	(286)	(37,998)	(3,557)	(3,557)
Haemonetics Corp.	Morgan Stanley	08/06/19	(94)	(8,595)	180	180
Henry Schein, Inc.	Morgan Stanley	08/06/19	(56)	(4,154)	94	94
Hologic, Inc.	Morgan Stanley	08/06/19	(1,010)	(37,643)	(2,427)	(2,427)
IDEXX Laboratories, Inc.	Morgan Stanley	08/06/19	(3)	(672)	20	20
Inogen, Inc.	Morgan Stanley	08/06/19	(83)	(13,912)	(1,525)	(1,525)
Medidata Solutions, Inc.	Morgan Stanley	08/06/19	(360)	(22,576)	(6,379)	(6,379)
Neogen Corp.	Morgan Stanley	08/06/19	(119)	(7,959)	(1,567)	(1,567)
NuVasive, Inc.	Morgan Stanley	08/06/19	(223)	(12,331)	733	733
Quest Diagnostics, Inc.	Morgan Stanley	08/06/19	(76)	(8,079)	(259)	(259)
STERIS PLC (United Kingdom)	Morgan Stanley	08/06/19	(183)	(16,924)	(2,388)	(2,388)
Veeva Systems, Inc., Class A	Morgan Stanley	08/06/19	(73)	(5,360)	(327)	(327)
West Pharmaceutical Services, Inc.	Morgan Stanley	08/06/19	(173)	(15,432)	(1,740)	(1,740)

			(3,939)	(255,655)	(19,232)	(19,232)

Household & Personal Products
Clorox Co. (The)	Morgan Stanley	08/06/19	(38)	(5,044)	(85)	(85)
Spectrum Brands Holdings, Inc.	Morgan Stanley	08/06/19	(343)	(26,098)	(1,902)	(1,902)

			(381)	(31,142)	(1,987)	(1,987)

Media
Charter Communications, Inc., Class A	Morgan Stanley	08/06/19	(38)	(11,286)	168	168
Discovery, Inc., Class A	Morgan Stanley	08/06/19	(1,126)	(25,813)	(5,099)	(5,099)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Media — (continued)
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	08/06/19	(70)	$(1,725)	$82	$82
Live Nation Entertainment, Inc.	Morgan Stanley	08/06/19	(119)	(4,646)	(1,155)	(1,155)
New York Times Co. (The), Class A	Morgan Stanley	08/06/19	(97)	(2,499)	(9)	(9)
Twenty-First Century Fox, Inc., Class A	Morgan Stanley	08/06/19	(514)	(23,653)	(1,839)	(1,839)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	08/06/19	(357)	(21,344)	(4,641)	(4,641)

			(2,321)	(90,966)	(12,493)	(12,493)

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	08/06/19	(41)	(5,095)	16	16
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	08/06/19	(889)	(16,614)	(3,481)	(3,481)
Bio-Techne Corp.	Morgan Stanley	08/06/19	(114)	(16,698)	(215)	(215)
Catalent, Inc.	Morgan Stanley	08/06/19	(274)	(10,833)	(622)	(622)
Gilead Sciences, Inc.	Morgan Stanley	08/06/19	(4)	(285)	3	3
Incyte Corp.	Morgan Stanley	08/06/19	(430)	(35,213)	6,475	6,475
Ionis Pharmaceuticals, Inc.	Morgan Stanley	08/06/19	(708)	(29,736)	295	295
Mylan NV (Netherlands)	Morgan Stanley	08/06/19	(933)	(36,213)	2,569	2,569
PerkinElmer, Inc.	Morgan Stanley	08/06/19	(314)	(23,627)	661	661
Perrigo Co. PLC (Ireland)	Morgan Stanley	08/06/19	(122)	(9,210)	311	311
PRA Health Sciences, Inc.	Morgan Stanley	08/06/19	(5)	(467)	1	1
QIAGEN NV (Netherlands)	Morgan Stanley	08/06/19	(3)	(108)	—	—
Thermo Fisher Scientific, Inc.	Morgan Stanley	08/06/19	(58)	(12,653)	697	697
Vertex Pharmaceuticals, Inc.	Morgan Stanley	08/06/19	(272)	(42,282)	(3,860)	(3,860)

			(4,167)	(239,034)	2,850	2,850

Retailing
CarMax, Inc.	Morgan Stanley	08/06/19	(122)	(8,986)	(59)	(59)
Expedia Group, Inc.	Morgan Stanley	08/06/19	(334)	(38,486)	(1,678)	(1,678)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	08/06/19	(167)	(7,965)	(257)	(257)
Gap, Inc. (The)	Morgan Stanley	08/06/19	(199)	(6,613)	181	181
Home Depot, Inc. (The)	Morgan Stanley	08/06/19	(36)	(7,082)	48	48
Lithia Motors, Inc., Class A	Morgan Stanley	08/06/19	(2)	(195)	5	5
LKQ Corp.	Morgan Stanley	08/06/19	(936)	(33,897)	4,106	4,106
Pool Corp.	Morgan Stanley	08/06/19	(125)	(17,966)	(983)	(983)
Qurate Retail, Inc.	Morgan Stanley	08/06/19	(1,354)	(33,380)	4,717	4,717
Stitch Fix, Inc., Class A	Morgan Stanley	08/06/19	(2)	(56)	1	1
Tractor Supply Co.	Morgan Stanley	08/06/19	(87)	(6,738)	97	97
TripAdvisor, Inc.	Morgan Stanley	08/06/19	(843)	(33,841)	(13,053)	(13,053)

			(4,207)	(195,205)	(6,875)	(6,875)

Semiconductors & Semiconductor Equipment
Cavium, Inc.	Morgan Stanley	08/06/19	(65)	(5,517)	(95)	(95)
Cypress Semiconductor Corp.	Morgan Stanley	08/06/19	(510)	(8,232)	241	241
First Solar, Inc.	Morgan Stanley	08/06/19	(198)	(13,522)	3,124	3,124
Semtech Corp.	Morgan Stanley	08/06/19	(8)	(406)	39	39

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Semiconductors & Semiconductor Equipment — (continued)
Silicon Laboratories, Inc.	Morgan Stanley	08/06/19	(93)	$(9,194)	$(50)	$(50)
Teradyne, Inc.	Morgan Stanley	08/06/19	(13)	(499)	5	5

			(887)	(37,370)	3,264	3,264

Software & Services
ACI Worldwide, Inc.	Morgan Stanley	08/06/19	(378)	(8,991)	(316)	(316)
Activision Blizzard, Inc.	Morgan Stanley	08/06/19	(48)	(3,644)	(12)	(12)
Alliance Data Systems Corp.	Morgan Stanley	08/06/19	(17)	(4,030)	74	74
Alphabet, Inc., Class A	Morgan Stanley	08/06/19	(13)	(14,497)	(152)	(152)
Amdocs, Ltd. (Guernsey)	Morgan Stanley	08/06/19	(240)	(16,144)	233	233
ANSYS, Inc.	Morgan Stanley	08/06/19	(87)	(15,222)	99	99
Aspen Technology, Inc.	Morgan Stanley	08/06/19	(267)	(20,887)	(3,831)	(3,831)
Blackbaud, Inc.	Morgan Stanley	08/06/19	(130)	(13,047)	(268)	(268)
Cargurus, Inc.	Morgan Stanley	08/06/19	(206)	(6,943)	(199)	(199)
CoreLogic, Inc.	Morgan Stanley	08/06/19	(71)	(3,755)	78	78
Electronic Arts, Inc.	Morgan Stanley	08/06/19	(208)	(28,961)	(312)	(312)
Ellie Mae, Inc.	Morgan Stanley	08/06/19	(276)	(25,667)	(2,940)	(2,940)
Fair Isaac Corp.	Morgan Stanley	08/06/19	(65)	(11,683)	(859)	(859)
Fidelity National Information Services, Inc.	Morgan Stanley	08/06/19	(199)	(20,249)	(871)	(871)
Guidewire Software, Inc.	Morgan Stanley	08/06/19	(341)	(26,854)	(3,365)	(3,365)
Jack Henry & Associates, Inc.	Morgan Stanley	08/06/19	(5)	(650)	—	—
Manhattan Associates, Inc.	Morgan Stanley	08/06/19	(297)	(13,465)	(469)	(469)
Microsoft Corp.	Morgan Stanley	08/06/19	(12)	(1,179)	(1)	(1)
Nuance Communications, Inc.	Morgan Stanley	08/06/19	(1,204)	(17,334)	652	652
Pegasystems, Inc.	Morgan Stanley	08/06/19	(226)	(13,662)	1,286	1,286
PTC, Inc.	Morgan Stanley	08/06/19	(3)	(281)	—	—
Qualys, Inc.	Morgan Stanley	08/06/19	(169)	(12,488)	(1,733)	(1,733)
SS&C Technologies Holdings, Inc.	Morgan Stanley	08/06/19	(183)	(9,699)	220	220
Take-Two Interactive Software, Inc.	Morgan Stanley	08/06/19	(269)	(28,912)	(2,867)	(2,867)
Total System Services, Inc.	Morgan Stanley	08/06/19	(328)	(27,981)	273	273
VeriSign, Inc.	Morgan Stanley	08/06/19	(105)	(14,486)	87	87
Visa, Inc., Class A	Morgan Stanley	08/06/19	(6)	(800)	7	7
Worldpay, Inc., Class A	Morgan Stanley	08/06/19	(503)	(40,709)	(343)	(343)
Yelp, Inc.	Morgan Stanley	08/06/19	(614)	(26,994)	2,993	2,993
Zillow Group, Inc., Class C	Morgan Stanley	08/06/19	(247)	(13,902)	(657)	(657)

			(6,717)	(443,116)	(13,193)	(13,193)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	08/06/19	(7)	(2,007)	529	529
ARRIS International PLC (United Kingdom)	Morgan Stanley	08/06/19	(790)	(20,982)	1,714	1,714
Avnet, Inc.	Morgan Stanley	08/06/19	(473)	(19,060)	(1,261)	(1,261)
AVX Corp.	Morgan Stanley	08/06/19	(113)	(1,867)	83	83
Ciena Corp.	Morgan Stanley	08/06/19	(29)	(758)	(9)	(9)
Corning, Inc.	Morgan Stanley	08/06/19	(1,429)	(39,110)	(739)	(739)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Technology Hardware & Equipment — (continued)
II-VI, Inc.	Morgan Stanley	08/06/19	(158)	$(6,407)	$(445)	$(445)
Juniper Networks, Inc.	Morgan Stanley	08/06/19	(284)	(7,648)	(172)	(172)
Littelfuse, Inc.	Morgan Stanley	08/06/19	(85)	(18,447)	(928)	(928)
ViaSat, Inc.	Morgan Stanley	08/06/19	(250)	(16,575)	179	179

			(3,618)	(132,861)	(1,049)	(1,049)

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	08/06/19	(701)	(11,955)	(1,773)	(1,773)
Sprint Corp.	Morgan Stanley	08/06/19	(6,268)	(33,605)	(424)	(424)
TELUS Corp. (Canada)	Morgan Stanley	08/06/19	(3)	(105)	(6)	(6)
Zayo Group Holdings, Inc.	Morgan Stanley	08/06/19	(196)	(6,935)	(200)	(200)

			(7,168)	(52,600)	(2,403)	(2,403)

Transportation
Canadian National Railway Co. (Canada)	Morgan Stanley	08/06/19	(456)	(35,810)	(1,551)	(1,551)
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	08/06/19	(119)	(21,798)	(4)	(4)
Genesee & Wyoming, Inc., Class A	Morgan Stanley	08/06/19	(3)	(240)	(3)	(3)
JB Hunt Transport Services, Inc.	Morgan Stanley	08/06/19	(184)	(22,255)	(113)	(113)
Kirby Corp.	Morgan Stanley	08/06/19	(258)	(22,619)	1,096	1,096
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	08/06/19	(510)	(23,233)	3,711	3,711
Ryder System, Inc.	Morgan Stanley	08/06/19	(377)	(27,664)	237	237
United Parcel Service, Inc., Class B	Morgan Stanley	08/06/19	(220)	(25,011)	1,585	1,585
XPO Logistics, Inc.	Morgan Stanley	08/06/19	(223)	(22,267)	(31)	(31)

			(2,350)	(200,897)	4,927	4,927

				$(2,649,551)	$(50,325)	$(50,325)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)	159	$14,569
BorgWarner, Inc.	10	432
Goodyear Tire & Rubber Co. (The)	143	3,330
Harley-Davidson, Inc.	32	1,347

		19,678

Banks — 0.5%
JPMorgan Chase & Co.	122	12,712
PNC Financial Services Group, Inc. (The)	15	2,026

		14,738

Capital Goods — 7.7%
3M Co.	54	10,623
AMETEK, Inc.	137	9,886
Boeing Co. (The)	110	36,906
Caterpillar, Inc.	103	13,974
Cummins, Inc.	98	13,034
Dover Corp.	94	6,881
General Electric Co.	57	776
Harris Corp.	3	434
Honeywell International, Inc.	170	24,488
Illinois Tool Works, Inc.	189	26,184
Northrop Grumman Corp.	3	923
Parker-Hannifin Corp.	79	12,312
Raytheon Co.	171	33,034
Rockwell Automation, Inc.	63	10,472
Snap-on, Inc.	34	5,464
Stanley Black & Decker, Inc.	7	930
Textron, Inc.	53	3,493
TransDigm Group, Inc.	3	1,035
WW Grainger, Inc.	34	10,486
Xylem, Inc.	23	1,550

		222,885

Commercial & Professional Services — 0.6%
Republic Services, Inc.	195	13,330
Robert Half International, Inc.	74	4,817

		18,147

Consumer Durables & Apparel — 1.8%
Garmin Ltd. (Switzerland)	112	6,832
Hasbro, Inc.	75	6,923
Mattel, Inc.	31	509
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	6,327
Newell Brands, Inc.	288	7,428

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.	49	$6,160
Tapestry, Inc.	171	7,987
VF Corp.	135	11,005

		53,171

Consumer Services — 1.2%
Darden Restaurants, Inc.	73	7,815
Hilton Worldwide Holdings, Inc.	4	317
Marriott International, Inc., Class A	84	10,634
Yum! Brands, Inc.	204	15,957

		34,723

Diversified Financials — 7.5%
Affiliated Managers Group, Inc.	32	4,757
Berkshire Hathaway, Inc., Class B*	129	24,078
BlackRock, Inc.	96	47,908
CME Group, Inc.	113	18,523
E*TRADE Financial Corp.*	98	5,994
Franklin Resources, Inc.	328	10,512
Intercontinental Exchange, Inc.	338	24,860
Invesco Ltd. (Bermuda)	242	6,428
Moody’s Corp.	113	19,273
MSCI, Inc.	9	1,489
Nasdaq, Inc.	100	9,127
S&P Global, Inc.	142	28,952
T Rowe Price Group, Inc.	146	16,949

		218,850

Energy — 7.2%
Cabot Oil & Gas Corp.	273	6,497
Chevron Corp.	97	12,264
ConocoPhillips	644	44,835
Exxon Mobil Corp.	521	43,102
Hess Corp.	186	12,442
Marathon Oil Corp.	507	10,576
Marathon Petroleum Corp.	274	19,224
Noble Energy, Inc.	290	10,231
Occidental Petroleum Corp.	13	1,088
Phillips 66	295	33,131
TechnipFMC PLC (United Kingdom)	276	8,760
Valero Energy Corp.	79	8,756

		210,906

Food & Staples Retailing — 3.2%
Kroger Co. (The)	517	14,709
Sysco Corp.	310	21,170
Walgreens Boots Alliance, Inc.	235	14,104

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.	500	$42,825

		92,808

Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.	686	38,958
Brown-Forman Corp., Class B	113	5,538
Coca-Cola Co. (The)	2	88
Conagra Brands, Inc.	169	6,038
Hershey Co. (The)	125	11,632
JM Smucker Co. (The)	67	7,201
Kraft Heinz Co. (The)	522	32,792
Mondelez International, Inc., Class A .	15	615
PepsiCo, Inc.	184	20,032
Philip Morris International, Inc.	399	32,215
Tyson Foods, Inc., Class A	219	15,078

		170,187

Health Care Equipment & Services — 6.4%
Aetna, Inc.	171	31,378
AmerisourceBergen Corp.	3	256
Anthem, Inc.	67	15,948
Cardinal Health, Inc.	184	8,985
Cigna Corp.	146	24,813
CVS Health Corp.	144	9,266
Danaher Corp.	28	2,763
Envision Healthcare Corp.*	72	3,169
Express Scripts Holding Co.*	213	16,446
HCA Healthcare, Inc.	21	2,155
Humana, Inc.	3	893
Laboratory Corp. of America Holdings*	62	11,131
McKesson Corp.	59	7,871
Medtronic PLC (Ireland)	341	29,193
UnitedHealth Group, Inc.	71	17,419
Universal Health Services, Inc., Class B	7	780
Varian Medical Systems, Inc.*	24	2,729

		185,195

Household & Personal Products — 4.2%
Church & Dwight Co., Inc.	145	7,708
Colgate-Palmolive Co.	397	25,730
Estee Lauder Cos., Inc. (The), Class A	224	31,963
Kimberly-Clark Corp.	208	21,911

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)	460	$35,908

		123,220

Insurance — 1.6%
Aflac, Inc.	131	5,636
Arthur J Gallagher & Co.	109	7,116
Loews Corp.	191	9,221
Principal Financial Group, Inc.	7	371
Progressive Corp. (The)	125	7,394
Torchmark Corp.	68	5,536
Travelers Cos., Inc. (The)	59	7,218
Unum Group	69	2,552

		45,044

Materials — 3.3%
Avery Dennison Corp.	53	5,411
DowDuPont, Inc.	205	13,514
Eastman Chemical Co.	73	7,297
Ecolab, Inc.	100	14,033
Freeport-McMoRan, Inc.	861	14,861
International Paper Co.	247	12,864
LyondellBasell Industries NV, Class A (Netherlands)	234	25,705
Praxair, Inc.	15	2,372

		96,057

Media — 3.2%
CBS Corp., Class B, non-voting shares	239	13,437
Comcast Corp., Class A	393	12,894
DISH Network Corp., Class A*	278	9,344
Interpublic Group of Cos., Inc. (The)	229	5,368
News Corp., Class A	346	5,363
Omnicom Group, Inc.	129	9,839
Twenty-First Century Fox, Inc., Class A	176	8,745
Viacom, Inc., Class B	223	6,726
Walt Disney Co. (The)	193	20,228

		91,944

Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
AbbVie, Inc.	325	30,111
Amgen, Inc.	100	18,459
Biogen, Inc.*	57	16,544
Bristol-Myers Squibb Co.	152	8,412
Celgene Corp.*	436	34,627
Gilead Sciences, Inc.	418	29,611

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Johnson & Johnson	200	$24,268
Merck & Co., Inc.	56	3,399
Pfizer, Inc.	969	35,155
Zoetis, Inc.	288	24,535

		225,121

Real Estate — 0.7%
CBRE Group, Inc., Class A*	111	5,299
Weyerhaeuser Co., REIT	450	16,407

		21,706

Retailing — 9.1%
Advance Auto Parts, Inc.	44	5,971
AutoZone, Inc.*	16	10,735
Best Buy Co., Inc.	181	13,499
Booking Holdings, Inc.*	13	26,352
CarMax, Inc.*	13	947
Dollar General Corp.	159	15,677
Dollar Tree, Inc.*	142	12,070
Foot Locker, Inc.	75	3,949
Home Depot, Inc. (The)	206	40,191
Kohl’s Corp.	100	7,290
L Brands, Inc.	166	6,122
Lowe’s Cos., Inc.	233	22,268
Macy’s, Inc.	182	6,812
Nordstrom, Inc.	100	5,178
O’Reilly Automotive, Inc.*	2	547
Ross Stores, Inc.	225	19,069
Target Corp.	316	24,054
Tiffany & Co.	74	9,738
TJX Cos., Inc. (The)	254	24,176
Tractor Supply Co.	27	2,065
Ulta Beauty, Inc.*	35	8,171

		264,881

Semiconductors & Semiconductor Equipment — 6.3%
Analog Devices, Inc.	89	8,537
Applied Materials, Inc.	525	24,250
Intel Corp.	286	14,217
KLA-Tencor Corp.	92	9,433
Lam Research Corp.	103	17,804
Micron Technology, Inc.*	764	40,064
Qorvo, Inc.*	75	6,013
QUALCOMM, Inc.	340	19,081
Skyworks Solutions, Inc.	108	10,438

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Texas Instruments, Inc.	310	$34,177

		184,014

Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	253	41,388
Automatic Data Processing, Inc.	262	35,145
Broadridge Financial Solutions, Inc.	69	7,942
CA, Inc.	244	8,699
Citrix Systems, Inc.*	84	8,807
DXC Technology Co.	170	13,704
eBay, Inc.*	404	14,649
Fidelity National Information Services, Inc.	73	7,740
Fiserv, Inc.*	157	11,632
International Business Machines Corp.	298	41,631
Intuit, Inc.	153	31,259
Mastercard, Inc., Class A	22	4,323
Microsoft Corp.	16	1,578
Oracle Corp.	733	32,296
Paychex, Inc.	213	14,559
Total System Services, Inc.	74	6,254
VeriSign, Inc.*	9	1,237
Visa, Inc., Class A	154	20,397

		303,240

Technology Hardware & Equipment — 6.3%
Amphenol Corp., Class A	122	10,632
Apple, Inc.	280	51,831
Cisco Systems, Inc.	1,239	53,314
F5 Networks, Inc.*	38	6,553
FLIR Systems, Inc.	81	4,210
HP, Inc.	968	21,964
Motorola Solutions, Inc.	96	11,172
NetApp, Inc.	160	12,565
Seagate Technology PLC (Ireland)	171	9,656
TE Connectivity Ltd. (Switzerland)	2	180

		182,077

Telecommunication Services — 0.5%
AT&T, Inc.	208	6,679
Verizon Communications, Inc.	150	7,546

		14,225

Transportation — 3.1%
CH Robinson Worldwide, Inc.	82	6,860

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	104	$7,602
FedEx Corp.	156	35,421
Norfolk Southern Corp.	127	19,160
Union Pacific Corp.	153	21,677

		90,720

Utilities — 0.6%
FirstEnergy Corp.	284	10,198
NRG Energy, Inc.	188	5,772

		15,970

TOTAL COMMON STOCKS - 99.6% (Cost $2,707,356)		2,899,507

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		12,321

NET ASSETS - 100.0%		$2,911,828

*	Non-income producing.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 97.6%
Gotham Absolute 500 Fund	402,997	$4,880,299
Gotham Defensive Long 500 Fund	592,028	7,512,838
Gotham Enhanced 500 Fund	301,283	3,868,471
Gotham Index Plus Fund	357,607	5,135,231
Gotham Neutral Fund*	323,100	3,318,241

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $21,655,698)		24,715,080

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%		606,494

NET ASSETS - 100.0%		$25,321,574

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 96.2%
COMMON STOCKS — 29.9%
Automobiles & Components — 0.8%
Aptiv PLC (Jersey)	12	$1,100
BorgWarner, Inc.†	54	2,331
Delphi Technologies PLC (Jersey)	2	91
Fiat Chrysler Automobiles NV (Netherlands)†*	526	9,936
Gentex Corp.	11	253
Magna International, Inc. (Canada)†	144	8,371
Tenneco, Inc.†	117	5,143
Thor Industries, Inc.†	26	2,532
Visteon Corp.†*	5	646

		30,403

Capital Goods — 5.0%
Acuity Brands, Inc.	9	1,043
Allison Transmission Holdings, Inc.†	450	18,220
Boeing Co. (The)†	5	1,678
Carlisle Cos., Inc.†	82	8,881
Caterpillar, Inc.†	92	12,482
Cummins, Inc.†	56	7,448
Curtiss-Wright Corp.†	59	7,022
Dover Corp.†	56	4,099
Fastenal Co.†	35	1,685
Gardner Denver Holdings, Inc.†*	332	9,757
Generac Holdings, Inc.†*	207	10,708
Graco, Inc.†	77	3,482
GrafTech International Ltd.†	105	1,889
Harris Corp.†	9	1,301
Huntington Ingalls Industries, Inc.†	3	650
Illinois Tool Works, Inc.†	43	5,957
Kennametal, Inc.†	301	10,806
KLX, Inc.†*	129	9,275
MSC Industrial Direct Co., Inc., Class A†	25	2,121
Navistar International Corp.†*	285	11,605
Nordson Corp.†	15	1,926
Parker-Hannifin Corp.†	77	12,000
Pentair PLC (Ireland)†	72	3,030
Raytheon Co.†	58	11,204
Rexnord Corp.†*	13	378
Rockwell Automation, Inc.†	66	10,971
Sensata Technologies Holding PLC (United Kingdom)*	16	761
Snap-on, Inc.†	12	1,929
Teledyne Technologies, Inc.†*	31	6,171

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.†	6	$2,071
WABCO Holdings, Inc.*	4	468
WESCO International, Inc.†*	16	914
Xylem, Inc.†	15	1,011

		182,943

Commercial & Professional Services — 1.3%
ASGN, Inc.†*	2	156
Cimpress NV (Netherlands)†*	39	5,653
Copart, Inc.*	10	566
Deluxe Corp.†	120	7,945
Dun & Bradstreet Corp. (The)†	88	10,793
Korn/Ferry International†	112	6,936
ManpowerGroup, Inc.†	161	13,856

		45,905

Consumer Durables & Apparel — 0.9%
Columbia Sportswear Co.†	13	1,189
Deckers Outdoor Corp.†*	63	7,112
Garmin Ltd. (Switzerland)†	101	6,161
Michael Kors Holdings Ltd. (British Virgin Islands)†*	38	2,531
Ralph Lauren Corp.†	138	17,349

		34,342

Consumer Services — 1.4%
Choice Hotels International, Inc.†	11	832
Darden Restaurants, Inc.†	81	8,672
Grand Canyon Education, Inc.†*	4	446
Hilton Worldwide Holdings, Inc.†	26	2,058
Hyatt Hotels Corp., Class A†	120	9,258
Las Vegas Sands Corp.†	54	4,123
Laureate Education, Inc., Class A†*	188	2,694
Service Corp. International†	13	465
Stars Group, Inc. (The) (Canada)†*	76	2,759
Weight Watchers International, Inc.†*	90	9,099
Wyndham Destinations, Inc.†	240	10,625

		51,031

Food & Staples Retailing — 1.0%
Kroger Co. (The)†	584	16,614
Performance Food Group Co.†*	72	2,642
Sprouts Farmers Market, Inc.†*	24	530
Sysco Corp.†	40	2,732
US Foods Holding Corp.†*	19	719
Walgreens Boots Alliance, Inc.†	186	11,163

		34,400

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 1.3%
Altria Group, Inc.†	149	$8,462
Conagra Brands, Inc.	186	6,646
JM Smucker Co. (The)†	137	14,725
McCormick & Co., Inc., non-voting shares†	60	6,965
Mondelez International, Inc., Class A†	107	4,387
Philip Morris International, Inc.†	63	5,087

		46,272

Health Care Equipment & Services — 2.5%
Acadia Healthcare Co., Inc.*	3	123
AmerisourceBergen Corp.†	147	12,535
Cardinal Health, Inc.†	257	12,549
DaVita, Inc.†*	26	1,805
Envision Healthcare Corp.†*	390	17,164
Express Scripts Holding Co.†*	147	11,350
Laboratory Corp. of America Holdings†*	60	10,772
Masimo Corp.†*	20	1,953
MEDNAX, Inc.†*	56	2,424
Medtronic PLC (Ireland)†	60	5,137
ResMed, Inc.†	12	1,243
Tenet Healthcare Corp.†*	251	8,426
Universal Health Services, Inc., Class B†	47	5,238

		90,719

Household & Personal Products — 0.5%
Church & Dwight Co., Inc.†	7	372
Colgate-Palmolive Co.†	17	1,102
Estee Lauder Cos., Inc. (The), Class A†	72	10,274
Kimberly-Clark Corp.†	58	6,110

		17,858

Media — 1.1%
CBS Corp., Class B, non-voting shares†	186	10,457
Discovery, Inc., Class A†*	208	5,720
Interpublic Group of Cos., Inc. (The)†	197	4,618
John Wiley & Sons, Inc., Class A†	24	1,498
Nexstar Media Group, Inc., Class A†	131	9,615
Shaw Communications, Inc., Class B (Canada)	5	102
Tribune Media Co., Class A†	216	8,266
Viacom, Inc., Class B†	22	664

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Walt Disney Co. (The)	7	$734

		41,674

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
AbbVie, Inc.†	107	9,914
Agilent Technologies, Inc.†	41	2,535
Biogen, Inc.†*	51	14,802
Bristol-Myers Squibb Co.†	118	6,530
Celgene Corp.†*	39	3,097
Exelixis, Inc.†*	687	14,784
Johnson & Johnson†	58	7,038
Ligand Pharmaceuticals, Inc.†*	2	414
Merck & Co., Inc.†	43	2,610
Regeneron Pharmaceuticals, Inc.†*	29	10,005
Zoetis, Inc.†	107	9,115

		80,844

Retailing — 3.1%
American Eagle Outfitters, Inc.†	48	1,116
AutoNation, Inc.†*	76	3,692
Best Buy Co., Inc.†	74	5,519
Booking Holdings, Inc.†*	6	12,163
Dick’s Sporting Goods, Inc.†	12	423
Dollar Tree, Inc.†*	13	1,105
Five Below, Inc.†*	14	1,368
Foot Locker, Inc.†	115	6,055
Kohl’s Corp.†	256	18,662
Lowe’s Cos., Inc.†	132	12,615
Macy’s, Inc.†	317	11,865
Michaels Cos., Inc. (The)†*	394	7,553
Nordstrom, Inc.†	70	3,625
Ollie’s Bargain Outlet Holdings, Inc.†*	14	1,015
O’Reilly Automotive, Inc.†*	20	5,471
Ross Stores, Inc.†	45	3,814
Tractor Supply Co.†	20	1,530
Ulta Beauty, Inc.†*	38	8,871
Williams-Sonoma, Inc.†	106	6,506

		112,968

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.†*	79	4,589
Advanced Micro Devices, Inc.†*	585	8,769
Analog Devices, Inc.†	105	10,072
Applied Materials, Inc.†	182	8,407
Broadcom, Inc.†	36	8,735
Entegris, Inc.†	62	2,102

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Integrated Device Technology, Inc.†*	82	$2,614
Intel Corp.†	34	1,690
KLA-Tencor Corp.†	63	6,459
Lam Research Corp.†	65	11,235
Micron Technology, Inc.†*	278	14,578
MKS Instruments, Inc.†	122	11,675
ON Semiconductor Corp.†*	137	3,046
Qorvo, Inc.†*	56	4,489
Skyworks Solutions, Inc.†	88	8,505
Texas Instruments, Inc.†	3	331

		107,296

Software & Services — 2.0%
CA, Inc.†	168	5,989
CACI International, Inc., Class A†*	2	337
CDK Global, Inc.†	107	6,960
CGI Group, Inc., Class A (Canada)†*	2	127
Conduent, Inc.†*	459	8,340
DXC Technology Co.†	104	8,383
eBay, Inc.†*	194	7,034
Etsy, Inc.†*	129	5,442
Facebook, Inc., Class A†*	26	5,052
Intuit, Inc.†	3	613
j2 Global, Inc.†	22	1,905
LogMeIn, Inc.†	64	6,608
MAXIMUS, Inc.†	30	1,863
Open Text Corp. (Canada)†	28	985
Oracle Corp.†	244	10,751
Science Applications International Corp.	4	324
Teradata Corp.†*	38	1,526
Total System Services, Inc.†	5	423

		72,662

Technology Hardware & Equipment — 2.6%
Apple, Inc.†	22	4,072
Arista Networks, Inc.†*	40	10,300
CDW Corp.†	68	5,494
Dolby Laboratories, Inc., Class A†	101	6,231
EchoStar Corp., Class A*	9	400
FLIR Systems, Inc	13	676
HP, Inc.†	208	4,720
Jabil, Inc.†	405	11,202
Lumentum Holdings, Inc.†*	209	12,101
NetApp, Inc.†	29	2,277
Seagate Technology PLC (Ireland)†	176	9,939

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Tech Data Corp.†*	70	$5,748
Ubiquiti Networks, Inc.†*	29	2,457
Vishay Intertechnology, Inc.†	323	7,494
Western Digital Corp.†	119	9,212
Zebra Technologies Corp., Class A*	7	1,003

		93,326

Telecommunication Services — 0.1%
BCE, Inc. (Canada)†	63	2,551
Rogers Communications, Inc., Class B (Canada)†	34	1,614

		4,165

Transportation — 1.2%
Canadian Pacific Railway Ltd. (Canada)†	7	1,281
CH Robinson Worldwide, Inc.†	81	6,776
Expeditors International of Washington, Inc.†	131	9,576
FedEx Corp.†	32	7,266
Norfolk Southern Corp.†	86	12,975
Schneider National, Inc., Class B	23	633
Union Pacific Corp.†	43	6,092

		44,599

TOTAL COMMON STOCKS (Cost $1,020,618)		1,091,407

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 60.9%
Gotham Neutral 500 Fund	118,918	1,339,018
Gotham Neutral Fund*	86,106	884,309

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $2,147,421)		2,223,327

	Par Value
U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bill — 5.4%
United States Treasury Bill 2.20% 04/25/2019†(b)	$200,000	196,362

TOTAL U.S. TREASURY OBLIGATIONS (Cost $196,379)		196,362

TOTAL LONG POSITIONS - 96.2%		3,511,096

(Cost $3,364,418)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (30.0)%
COMMON STOCKS — (30.0)%
Automobiles & Components — (0.7)%
Adient PLC (Ireland)	(234)	$(11,510)
Ford Motor Co.	(767)	(8,491)
General Motors Co.	(104)	(4,098)

		(24,099)

Capital Goods — (3.7)%
Arconic, Inc.	(25)	(425)
Barnes Group, Inc.	(100)	(5,890)
Beacon Roofing Supply, Inc.*	(56)	(2,387)
CAE, Inc. (Canada)	(96)	(1,994)
Colfax Corp.*	(89)	(2,728)
Crane Co.	(100)	(8,013)
Flowserve Corp.	(99)	(4,000)
Hubbell, Inc.	(69)	(7,296)
JELD-WEN Holding, Inc.*	(266)	(7,605)
L3 Technologies, Inc.	(48)	(9,231)
Masco Corp.	(223)	(8,345)
Moog, Inc., Class A	(41)	(3,196)
Oshkosh Corp.	(16)	(1,125)
Owens Corning	(198)	(12,547)
Proto Labs, Inc.*	(74)	(8,802)
SiteOne Landscape Supply, Inc.*	(131)	(11,000)
Timken Co. (The)	(130)	(5,661)
Trex Co., Inc.*	(117)	(7,323)
USG Corp.*	(352)	(15,178)
Wabtec Corp.	(14)	(1,380)
Watsco, Inc.	(60)	(10,697)
Welbilt, Inc.*	(16)	(357)

		(135,180)

Commercial & Professional Services — (1.5)%
Clean Harbors, Inc.*	(74)	(4,111)
Equifax, Inc.	(58)	(7,256)
Healthcare Services Group, Inc.	(146)	(6,306)
KAR Auction Services, Inc.	(172)	(9,426)
Rollins, Inc.	(70)	(3,681)
Stericycle, Inc.*	(116)	(7,574)
Tetra Tech, Inc.	(90)	(5,265)
UniFirst Corp.	(4)	(708)
Waste Connections, Inc. (Canada)	(136)	(10,238)

		(54,565)

Consumer Durables & Apparel — (0.9)%
Gildan Activewear, Inc. (Canada)	(71)	(1,999)
Hasbro, Inc.	(8)	(738)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Leggett & Platt, Inc.	(180)	$(8,035)
Mohawk Industries, Inc.*	(32)	(6,857)
Newell Brands, Inc.	(47)	(1,212)
Polaris Industries, Inc.	(78)	(9,530)
PVH Corp.	(19)	(2,845)
Steven Madden Ltd.	(18)	(956)

		(32,172)

Consumer Services — (1.8)%
Aramark	(313)	(11,612)
Bright Horizons Family Solutions, Inc.*	(1)	(102)
Chipotle Mexican Grill, Inc.*	(19)	(8,196)
Domino’s Pizza, Inc.	(7)	(1,975)
Dunkin’ Brands Group, Inc.	(70)	(4,835)
Eldorado Resorts, Inc.*	(1)	(39)
MGM Resorts International	(288)	(8,361)
Planet Fitness, Inc., Class A*	(26)	(1,142)
Red Rock Resorts, Inc., Class A	(249)	(8,341)
Royal Caribbean Cruises Ltd. (Liberia)	(157)	(16,265)
ServiceMaster Global Holdings, Inc.*	(67)	(3,984)
Texas Roadhouse, Inc.	(14)	(917)
Wendy’s Co. (The)	(1)	(17)
Wynn Resorts Ltd.	(8)	(1,339)

		(67,125)

Food & Staples Retailing — (0.3)%
Casey’s General Stores, Inc.	(118)	(12,399)

Food, Beverage & Tobacco — (2.2)%
Archer-Daniels-Midland Co.	(44)	(2,016)
Boston Beer Co., Inc. (The), Class A*	(9)	(2,697)
Bunge Ltd. (Bermuda)	(226)	(15,754)
Campbell Soup Co.	(332)	(13,459)
Darling Ingredients, Inc.*	(475)	(9,443)
General Mills, Inc.	(15)	(664)
Hain Celestial Group, Inc. (The)*	(114)	(3,397)
Hormel Foods Corp.	(63)	(2,344)
Kraft Heinz Co. (The)	(27)	(1,696)
Lancaster Colony Corp.	(11)	(1,523)
Molson Coors Brewing Co., Class B	(228)	(15,513)
Monster Beverage Corp.*	(107)	(6,131)
National Beverage Corp.*	(1)	(107)
Post Holdings, Inc.*	(70)	(6,021)

		(80,765)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (3.1)%
Align Technology, Inc.*	(4)	$(1,369)
Baxter International, Inc.	(90)	(6,646)
Cerner Corp.*	(27)	(1,614)
Cotiviti Holdings, Inc.*	(61)	(2,692)
DENTSPLY SIRONA, Inc	(301)	(13,175)
Edwards Lifesciences Corp.*	(115)	(16,741)
Haemonetics Corp.*	(24)	(2,152)
Henry Schein, Inc.*	(22)	(1,598)
Hologic, Inc.*	(391)	(15,542)
Inogen, Inc.*	(39)	(7,267)
Medidata Solutions, Inc.*	(207)	(16,676)
Neogen Corp.*	(73)	(5,854)
NuVasive, Inc.*	(64)	(3,336)
Quest Diagnostics, Inc.	(20)	(2,199)
STERIS PLC (United Kingdom)	(72)	(7,561)
West Pharmaceutical Services, Inc.	(75)	(7,447)

		(111,869)

Household & Personal Products — (0.5)%
Clorox Co. (The)	(8)	(1,082)
Spectrum Brands Holdings, Inc.	(190)	(15,508)

		(16,590)

Media — (0.7)%
Charter Communications, Inc., Class A*	(10)	(2,932)
Lions Gate Entertainment Corp., Class B (Canada)	(44)	(1,032)
Twenty-First Century Fox, Inc., Class A	(167)	(8,298)
World Wrestling Entertainment, Inc., Class A	(165)	(12,015)

		(24,277)

Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Alexion Pharmaceuticals, Inc.*	(15)	(1,862)
Bausch Health Cos., Inc. (Canada)*	(359)	(8,343)
Bio-Techne Corp.	(68)	(10,061)
Catalent, Inc.*	(73)	(3,058)
Incyte Corp.*	(191)	(12,797)
Ionis Pharmaceuticals, Inc.*	(355)	(14,793)
Mylan NV (Netherlands)*	(370)	(13,372)
PerkinElmer, Inc.	(177)	(12,962)
Perrigo Co. PLC (Ireland)	(36)	(2,625)
Thermo Fisher Scientific, Inc.	(12)	(2,486)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vertex Pharmaceuticals, Inc.*	(106)	$(18,016)

		(100,375)

Retailing — (2.0)%
CarMax, Inc.*	(15)	(1,093)
Expedia Group, Inc.	(124)	(14,904)
Floor & Decor Holdings, Inc., Class A*	(75)	(3,700)
Gap, Inc. (The)	(44)	(1,425)
Home Depot, Inc. (The)	(6)	(1,171)
Lithia Motors, Inc., Class A	(8)	(757)
LKQ Corp.*	(338)	(10,782)
Pool Corp.	(65)	(9,847)
Qurate Retail, Inc.*	(530)	(11,247)
TripAdvisor, Inc.*	(351)	(19,554)

		(74,480)

Semiconductors & Semiconductor Equipment — (0.4)%
Cavium, Inc.*	(40)	(3,460)
Cypress Semiconductor Corp.	(226)	(3,521)
First Solar, Inc.*	(83)	(4,371)
Silicon Laboratories, Inc.*	(46)	(4,582)
Teradyne, Inc.	(4)	(152)

		(16,086)

Software & Services — (5.2)%
ACI Worldwide, Inc.*	(254)	(6,266)
Activision Blizzard, Inc.	(21)	(1,603)
Alliance Data Systems Corp.	(7)	(1,632)
Alphabet, Inc., Class A*	(5)	(5,646)
Amdocs Ltd. (Guernsey)	(106)	(7,016)
ANSYS, Inc.*	(40)	(6,967)
Aspen Technology, Inc.*	(131)	(12,149)
Blackbaud, Inc.	(52)	(5,327)
Cargurus, Inc.*	(114)	(3,960)
CoreLogic, Inc.*	(30)	(1,557)
Electronic Arts, Inc.*	(79)	(11,141)
Ellie Mae, Inc.*	(127)	(13,188)
Fair Isaac Corp.*	(30)	(5,800)
Fidelity National Information Services, Inc.	(67)	(7,104)
Guidewire Software, Inc.*	(173)	(15,359)
Manhattan Associates, Inc.*	(170)	(7,992)
Nuance Communications, Inc.*	(489)	(6,790)
Pegasystems, Inc.	(164)	(8,987)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Qualys, Inc.*	(86)	$(7,250)
SS&C Technologies Holdings, Inc.	(64)	(3,322)
Take-Two Interactive Software, Inc.*	(104)	(12,309)
VeriSign, Inc.*	(39)	(5,359)
Worldpay, Inc., Class A*	(204)	(16,683)
Yelp, Inc.*	(267)	(10,461)
Zillow Group, Inc., Class C*	(80)	(4,725)

		(188,593)

Technology Hardware & Equipment — (1.8)%
ARRIS International PLC (United Kingdom)*	(577)	(14,105)
Avnet, Inc.	(329)	(14,111)
AVX Corp.	(85)	(1,332)
Corning, Inc.	(542)	(14,910)
II-VI, Inc.*	(4)	(174)
Juniper Networks, Inc.	(10)	(274)
Littelfuse, Inc.	(42)	(9,584)
ViaSat, Inc.*	(196)	(12,881)

		(67,371)

Telecommunication Services — (0.5)%
CenturyLink, Inc.	(165)	(3,076)
Sprint Corp.*	(2,839)	(15,444)
Zayo Group Holdings, Inc.*	(27)	(985)

		(19,505)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (1.9)%
Canadian National Railway Co. (Canada)	(175)	$(14,306)
JB Hunt Transport Services, Inc.	(63)	(7,658)
Kirby Corp.*	(127)	(10,617)
Knight-Swift Transportation Holdings, Inc.	(173)	(6,610)
Ryder System, Inc.	(230)	(16,528)
United Parcel Service, Inc., Class B	(68)	(7,224)
XPO Logistics, Inc.*	(80)	(8,014)

		(70,957)

TOTAL COMMON STOCK (Proceeds $1,084,058)		(1,096,408)

TOTAL SECURITIES SOLD SHORT - (30.0)%		(1,096,408)

(Proceeds $1,084,058)

OTHER ASSETS IN EXCESS OF LIABILITIES - 33.8%		1,235,044

NET ASSETS - 100.0%		$3,649,732

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute 500 Fund (“Absolute 500”), Gotham Absolute 500 Core Fund (“Absolute 500 Core”), Gotham Enhanced 500 Fund (“Enhanced 500”), Gotham Enhanced 500 Core Fund (“Enhanced 500 Core”), Gotham Neutral 500 Fund (“Neutral 500”), Gotham Hedged Plus Fund (“Hedged Plus”), Gotham Hedged Core Fund (“Hedged Core”), Gotham Defensive Long Fund (“Defensive Long”), Gotham Defensive Long 500 Fund (“Defensive Long 500”), Gotham Short Strategies Fund (“Short Strategies”), Gotham Institutional Value Fund (“Institutional Value”), Gotham Total Return Fund (“Total Return”) and Gotham Master Neutral Fund (“Master Neutral”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a U.S. Treasury Obligation with the end of period value of $196,362 held by Master Neutral and total return swap with an unrealized depreciation of $(50,325) held by Short Strategies. These securities are considered Level 2 as of and for the period ended June 30, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended June 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swap: Total return swap are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swap are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swap are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of June 30, 2018, only the Gotham Short Strategies Fund held a total return swap.

For the period ended June 30, 2018, the quarterly average volume of the total return swap was as follows:

Notional Amount
Short Strategies	$(15,047,568)

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended June 30, 2018, the following Funds had securities lending programs and at June 30, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Absolute 500	$976,342	$998,341	$—
Absolute 500 Core	35,588	3,216	33,280
Enhanced 500	3,183,229	3,254,690	—
Enhanced 500 Core	81,942	5,822	78,298
Neutral 500	36,621	8,542	29,014
Hedged Plus	367	374	—
Hedged Core	45,092	425	45,750
Defensive Long	127,187	21,515	111,522
Defensive Long 500	275,006	21,876	259,945

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

B. Federal Tax Cost

As of the June 30, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$6,938,870	$2,036,437	$(966,558)	$1,069,879
Absolute 500 Core	1,322,107	251,800	(123,069)	128,731
Enhanced 500	27,475,984	5,255,335	(2,505,960)	2,749,375
Enhanced 500 Core	2,446,563	328,694	(131,999)	196,695
Neutral 500	1,227,201	672,614	(434,473)	238,141
Hedged Plus	1,288,778	409,521	(193,684)	215,837
Hedged Core	1,319,272	244,932	(94,971)	149,961
Defensive Long	2,074,879	447,828	(220,066)	227,762
Defensive Long 500	9,174,707	1,555,283	(946,519)	608,764
Short Strategies	1,769,628	117,582	(160,089)	(42,507)
Institutional Value	2,707,356	250,215	(58,064)	192,151
Total Return	21,655,698	3,075,699	(16,317)	3,059,382
Master Neutral	2,280,360	210,726	(76,398)	134,328

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.7%
Brazil — 3.5%
Embraer SA	102,000	$636,883
Fibria Celulose SA	32,900	612,883
Suzano Papel e Celulose SA	48,400	558,459

		1,808,225

China — 25.8%
51job, Inc., ADR*	1,492	145,679
AAC Technologies Holdings, Inc.	31,500	442,362
Air China, Ltd., Class H	244,000	234,583
Aluminum Corp. of China, Ltd., Class H*	202,000	88,532
ANTA Sports Products, Ltd.	122,000	643,344
Autohome, Inc., ADR	5,590	564,590
Brilliance China Automotive Holdings, Ltd.	54,000	96,887
China Evergrande Group*	86,000	218,351
China Huarong Asset Management Co., Ltd., Class H(a)	381,000	109,832
China Medical System Holdings, Ltd.	73,000	145,405
China Mengniu Dairy Co., Ltd.	214,000	721,774
China Resources Beer Holdings Co., Ltd.	138,000	668,259
China Resources Gas Group, Ltd.	124,000	536,076
China Southern Airlines Co., Ltd., Class H	244,000	191,200
China Vanke Co., Ltd., Class H	76,100	265,397

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Country Garden Holdings Co., Ltd.	72,000	$126,216
Country Garden Services Holdings Co., Ltd.*	8,275	10,612
CSPC Pharmaceutical Group, Ltd.	136,000	408,381
ENN Energy Holdings, Ltd.	64,000	626,777
GOME Retail Holdings, Ltd.*	1,241,000	126,341
Great Wall Motor Co., Ltd., Class H	557,000	423,942
Guangdong Investment, Ltd.	76,000	120,280
Guangzhou Automobile Group Co., Ltd., Class H	226,800	220,656
Haitian International Holdings, Ltd.	20,000	47,134
Kingdee International Software Group Co., Ltd.	70,000	71,297
Luye Pharma Group, Ltd.	107,000	109,329
Momo, Inc., SP ADR*	10,712	465,972
NetEase, Inc., ADR	776	196,072
New Oriental Education & Technology Group, Inc., SP ADR	5,015	474,720
Semiconductor Manufacturing International Corp.*	394,000	510,476
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	356,000	251,344
Shenzhou International Group Holdings, Ltd.	72,000	885,988

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Sihuan Pharmaceutical Holdings Group, Ltd.	320,000	$71,065
Sunac China Holdings, Ltd.	28,000	97,384
Sunny Optical Technology Group Co., Ltd.	16,400	304,177
TAL Education Group, ADR*	12,705	467,544
Tingyi Cayman Islands Holding Corp.	336,000	779,443
Vipshop Holdings, Ltd., ADR*	24,712	268,125
Want Want China Holdings, Ltd.	893,000	794,081
YY, Inc., ADR*	3,148	316,280

		13,245,907

Colombia — 0.6%
Grupo de Inversiones Suramericana SA	21,767	280,568

Czech Republic — 0.4%
Komercni banka as	4,806	201,842

Greece — 3.4%
Alpha Bank AE*	169,520	377,755
Eurobank Ergasias SA*	272,335	283,168
Hellenic Telecommunications Organization SA	20,204	249,254
JUMBO SA	17,941	295,140
National Bank Of Greece SA*	562,948	171,797
OPAP SA	31,361	353,594

		1,730,708

	Number of Shares	Value

COMMON STOCKS — (Continued)
Hong Kong — 4.0%
China First Capital Group, Ltd.*	92,000	$58,733
Fullshare Holdings, Ltd.*	1,257,500	621,890
GCL-Poly Energy Holdings, Ltd.*	763,000	71,651
Haier Electronics Group Co., Ltd.	41,000	139,880
Sino Biopharmaceutical, Ltd.	397,500	607,065
Sun Art Retail Group, Ltd.	425,000	554,443

		2,053,662

Indonesia — 3.2%
Bank Danamon Indonesia Tbk PT	302,600	134,712
Jasa Marga Persero Tbk PT	356,100	103,731
Perusahaan Gas Negara Persero Tbk	2,025,000	281,052
Telekomunikasi Indonesia Persero Tbk PT	2,586,000	677,260
Unilever Indonesia Tbk PT	91,500	294,043
United Tractors Tbk PT	75,700	166,685

		1,657,483

Malaysia — 1.8%
Axiata Group Bhd	340,785	320,683
Maxis Bhd	280,500	379,464
Press Metal Aluminium Holdings Bhd	49,800	53,698
Sime Darby Bhd	198,900	120,529
Sime Darby Plantation Bhd	52,500	69,058

		943,432

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — 0.3%
Gruma SAB de CV, Class B	13,680	$167,079

Peru — 0.9%
Cia de Minas Buenaventura SAA, ADR	32,618	444,583

Poland — 1.5%
Alior Bank SA*	6,156	109,011
Orange Polska SA*	118,660	146,511
Polski Koncern Naftowy ORLEN SA	23,756	532,064

		787,586

Russia — 2.4%
Alrosa PJSC	126,800	202,182
MMC Norilsk Nickel PJSC	1,006	182,598
Mobile TeleSystems PJSC, SP ADR	10,033	88,591
PhosAgro PJSC, GDR	21,810	278,833
Severstal PJSC	32,940	488,697

		1,240,901

South Africa — 1.6%
AngloGold Ashanti, Ltd.	53,715	440,372
Gold Fields, Ltd.	110,365	390,563

		830,935

South Korea — 21.8%
AMOREPACIFIC Group	3,500	387,979
BGF retail Co., Ltd.	541	94,657
Celltrion Pharm, Inc.*	2,032	164,820
Celltrion, Inc.*	1,816	493,380
Cheil Worldwide, Inc.	9,454	175,085
CJ E&M Corp.	3,414	302,956
Coway Co., Ltd.	8,512	661,408

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hanmi Pharm Co., Ltd.	1,186	$447,621
Hanmi Science Co., Ltd.	2,409	139,623
Hanon Systems	34,928	332,244
Hanssem Co., Ltd.	1,854	174,480
HLB, Inc.*	2,809	245,417
Hyundai Engineering & Construction Co., Ltd.	2,026	104,676
Hyundai Glovis Co., Ltd.	3,451	357,562
Hyundai Marine & Fire Insurance Co., Ltd.	11,784	356,830
Hyundai Mobis Co., Ltd.	3,104	590,384
Hyundai Motor Co.	3,857	433,503
Kangwon Land, Inc.	8,107	190,241
KEPCO Plant Service & Engineering Co., Ltd.	3,189	102,002
Kia Motors Corp.	17,637	487,302
Korea Aerospace Industries, Ltd.*	9,644	355,631
LG Display Co., Ltd.	6,227	102,157
LG Household & Health Care, Ltd.	635	795,701
LG Innotek Co., Ltd.	968	125,534
Lotte Shopping Co., Ltd.	623	117,470
Medy-Tox, Inc.	718	493,622
NCSoft Corp.	1,629	542,107
Orion Corp.	3,796	506,821
Pan Ocean Co., Ltd.*	41,063	179,655
Samsung Fire & Marine Insurance Co., Ltd.	1,067	252,816
Samsung Life Insurance Co., Ltd.	2,559	225,901
Samsung SDI Co., Ltd.	879	168,600
Shinsegae, Inc.	1,328	477,614
SK Telecom Co., Ltd.	1,755	366,812

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Yuhan Corp.	1,321	$257,741

		11,210,352

Taiwan — 13.8%
Acer, Inc.*	113,000	92,149
Asustek Computer, Inc.	49,000	447,155
AU Optronics Corp.	782,000	331,315
Eclat Textile Co., Ltd.	32,660	387,898
Far EasTone Telecommunications Co., Ltd.	258,000	666,456
Feng TAY Enterprise Co., Ltd.	48,000	240,602
Globalwafers Co., Ltd.	27,000	447,011
Hiwin Technologies Corp.	15,360	180,955
HTC Corp.*	118,000	219,922
Innolux Corp.	855,000	306,716
Inventec Corp.	365,000	286,240
Macronix International*	140,000	198,534
Micro-Star International Co., Ltd.	107,000	329,378
Nanya Technology Corp.	81,000	219,872
Nien Made Enterprise Co., Ltd.	27,000	230,078
Phison Electronics Corp.	27,000	212,972
Powertech Technology, Inc.	109,000	315,944
President Chain Store Corp.	29,000	328,611
TaiMed Biologics, Inc.*	31,000	316,507
Taiwan High Speed Rail Corp.	235,000	184,091
Taiwan Mobile Co., Ltd.	143,000	518,070
Walsin Technology Corp.	19,000	259,376
Win Semiconductors Corp.	18,000	128,891

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — (Continued)
Yageo Corp.	6,000	$220,519

		7,069,262

Thailand — 11.4%
Advanced Info Service PCL	127,800	713,248
Airports of Thailand PCL	338,300	643,119
Bangkok Dusit Medical Services PCL	705,000	531,330
Bangkok Expressway & Metro PCL	1,363,900	306,585
Banpu PCL	375,800	221,043
Berli Jucker PCL	218,700	333,203
Bumrungrad Hospital PCL	63,500	319,257
Charoen Pokphand Foods PCL	415,420	303,446
CP ALL PCL	322,600	714,975
Delta Electronics Thailand PCL	87,600	154,632
Energy Absolute PCL	232,400	229,411
Glow Energy PCL	86,700	247,959
Indorama Ventures PCL	291,600	481,490
Minor International PCL	75,100	73,652
Thai Union Group PCL	328,400	156,641
TMB Bank PCL	2,113,600	146,874
True Corp. PCL	1,799,600	287,481

		5,864,346

Turkey — 2.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	36,730	184,664
Petkim Petrokimya Holding AS	125,658	132,356
TAV Havalimanlari Holding AS	32,086	157,044

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Turkey — (Continued)
Tupras Turkiye Petrol Rafinerileri AS	6,568	$154,823
Turk Hava Yollari AO*	100,313	295,847
Turkiye Halk Bankasi AS	113,817	183,642
Ulker Biskuvi Sanayi AS*	22,793	89,260

		1,197,636

TOTAL COMMON STOCKS (Cost $45,468,047)		50,734,507

PREFERRED STOCKS — 1.2%
Brazil — 0.6%
Braskem SA, Class A(b)	26,200	340,568

South Korea — 0.6%
Hyundai Motor Co.(b)	3,631	295,544

TOTAL PREFERRED STOCKS (Cost $597,557)		636,112

TOTAL INVESTMENTS - 99.9% (Cost $46,065,604)		51,370,619
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		52,968

NET ASSETS - 100.0%		$51,423,587

*	Non-income producing.
(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2018, this security amounted to $109,832 or 0.2% of net assets. This security has been determined by the Adviser to be a liquid security.

(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR        American Depository Receipt

GDR        Global Depository Receipt

PCL         Public Company Limited

SP ADR  Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 06/30/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$1,808,225	$1,808,225	$—	$—
China	13,245,907	3,689,037	9,556,870	—
Colombia	280,568	280,568	—	—
Czech Republic	201,842	—	201,842	—
Greece	1,730,708	—	1,730,708	—
Hong Kong	2,053,662	621,890	1,431,772	—
Indonesia	1,657,483	—	1,657,483	—
Malaysia	943,432	—	943,432	—
Mexico	167,079	167,079	—	—
Peru	444,583	444,583	—	—
Poland	787,586	—	787,586	—
Russia	1,240,901	88,591	1,152,310	—
South Africa	830,935	—	830,935	—
South Korea	11,210,352	756,065	10,454,287	—
Taiwan	7,069,262	—	7,069,262	—
Thailand	5,864,346	—	5,864,346	—

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Total Value at 06/30/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:(Continued)
Turkey	$1,197,636	$—	$1,197,636	$—
Preferred Stocks:
Brazil	340,568	340,568	—	—
South Korea	295,544	—	295,544	—

Total Investments	$51,370,619	$8,196,606	$43,174,013	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

For the period ended June 30, 2018, The TOBAM Emerging Markets Fund had transfers from Level 1 to Level 2 of $4,223,257 and from Level 2 to Level 1 of $1,440,851 due to foreign fair value adjustments.

B. Federal Tax Cost:

Federal tax cost*	$46,065,604

Gross unrealized appreciation	$9,291,226
Gross unrealized depreciation	(3,986,211)

Net unrealized appreciation	$5,305,015

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

SIRIOS LONG/SHORT FUND

Portfolio of Investments

June 30, 2018

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 99.7%
COMMON STOCKS — 90.5%
Basic Materials — 9.6%
PPG Industries, Inc.	884	$91,697
Sherwin-Williams Co. (The)†	2,152	877,091

		968,788

Communications — 4.1%
At&T, Inc.†	4,631	148,716
Imperva, Inc.*	757	36,525
VEON Ltd., ADR (Netherlands)	20,590	49,004
World Wrestling Entertainment, Inc., Class A†	2,421	176,297

		410,542

Consumer, Cyclical — 7.1%
BJ’s Wholesale Club Holdings, Inc.*	1,561	36,918
Carmax, Inc.†*	1,673	121,911
DR Horton, Inc.†	8,741	358,381
KAR Auction Services, Inc.	635	34,798
McDonald’s Corp.	1,011	158,413

		710,421

Consumer, Non-cyclical — 24.8%
Abbott Laboratories†	4,892	298,363
Becton Dickinson and Co.†	3,534	846,605
Beiersdorf AG (Germany)	561	63,588
Boston Scientific Corp.†*	10,911	356,790
Coca-Cola Co. (The)†	6,078	266,581

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Constellation Brands, Inc., Class A†	1,022	$223,685
Universal Health Services, Inc., Class B	4,003	446,094

		2,501,706

Energy — 4.9%
Andeavor	327	42,896
BP PLC, SP ADR (United Kingdom)	1,110	50,683
ConocoPhillips	659	45,879
Halliburton Co.	1,096	49,386
Pioneer Natural Resources Co.	488	92,349
Royal Dutch Shell PLC, Class A, SP ADR (Netherlands)	710	49,153
Schlumberger Ltd.	1,343	90,021
TechnipFMC PLC (United Kingdom)	2,329	73,923

		494,290

Financial — 16.8%
Affiliated Managers Group, Inc.†	1,318	195,947
Bank of America Corp.†	9,825	276,967
Berkshire Hathaway, Inc., Class B†*	2,603	485,850
BrightSphere Investment Group PLC	3,887	55,429
JPMorgan Chase & Co.†	4,578	477,028
Regions Financial Corp.†	11,029	196,096
Western Alliance Bancorp*	164	9,284

		1,696,601

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrial — 17.0%
Airbus SE (France)	3,879	$452,660
CSX Corp.†	5,079	323,939
FedEx Corp.†	1,562	354,668
General Dynamics Corp.	916	170,751
Kansas City Southern	2,838	300,715
Old Dominion Freight Line, Inc.†	762	113,507

		1,716,240

Technology — 6.1%
Analog Devices, Inc.†	1,703	163,352
Broadcom, Inc.	419	101,666
Check Point Software Technologies Ltd.*	1,030	100,611
International Business Machines Corp.†	1,396	195,021
Perspecta, Inc.	2,631	54,067

		614,717

TOTAL COMMON STOCKS (Cost $9,001,678)		9,113,305

SHORT-TERM INVESTMENT — 9.3%
Dreyfus Treasury & Cash Management, Institutional Shares, 1.49%(a)	933,280	933,280
TOTAL LONG POSITIONS - 99.7% (Cost $9,934,958)		10,046,585

	Number of Shares	Value

SHORT POSITIONS — (24.4)%

COMMON STOCKS — (6.6)%
Consumer, Cyclical — (1.6)%
Electrolux AB, Series B (Sweden)	(1,128)	$(25,598)
Walmart, Inc.	(1,538)	(131,730)

		(157,328)

Consumer, Non-cyclical — (2.1)%
Amgen, Inc.	(560)	(103,371)
Eli Lilly & Co.	(1,240)	(105,809)

		(209,180)

Energy — (1.0)%
Exxon Mobil Corp.	(1,226)	(101,427)

Technology — (1.9)%
Accenture PLC, Class A	(1,204)	(196,962)

TOTAL COMMON STOCKS (Proceeds $647,903)		(664,897)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUNDS — (17.8)%
Consumer Discretionary Select Sector SPDR Fund	(1,858)	$(203,079)
Industrial Select Sector SPDR Fund	(540)	(38,680)
iShares Russell 1000 ETF	(2,727)	(414,450)
SPDR S&P 500 ETF Trust	(2,905)	(788,069)
Technology Select Sector SPDR Fund	(5,079)	(352,838)

		(1,797,116)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,727,972)		(1,797,116)

TOTAL SECURITIES SOLD SHORT - (24.4)% (Proceeds $2,375,875)		(2,462,013)
OTHER ASSETS IN EXCESS OF LIABILITIES - 24.7%		$2,486,874

NET ASSETS - 100.0%		$10,071,446

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2018.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

Forward foreign currency contracts outstanding as of June 30, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation /(Depreciation)
EUR	15,000	USD	17,540	09/19/18	MS	$ 86
SEK	514,000	USD	58,641	09/19/18	MS	(893)
USD	527,160	EUR	451,000	09/19/18	MS	(2,785)
USD	8,224	EUR	7,000	09/19/18	MS	(1)
USD	31,022	SEK	274,000	09/19/18	MS	238
Net unrealized depreciation on forward foreign currency contracts:						$(3,355)

Legend

ADR	American Depository Receipt
EUR	Euro
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Swedish Krona
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

4

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Long/Short Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If therewere no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

5

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 06/30/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Long Positions:
Common Stocks*	$9,113,305	$9,113,305	$—	$—
Short-Term Investment	933,280	933,280	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	324	—	324	—

Total Assets	$10,046,909	$10,046,585	$324	$—

Liabilities	Total Value at 06/30/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Short Positions:
Common Stocks*	$(664,897)	$(664,897)	$—	$—
Exchange Traded Funds	(1,797,116)	(1,797,116)	—	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	(3,679)	—	(3,679)	—

Total Liabilities	$(2,465,692)	$(2,462,013)	$(3,679)	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

6

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

June 30, 2018

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Short Sales — The Fund engages in short sales. A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, a Fund must segregate liquid assets equal to (or otherwise cover or offset) its obligations under the short sale. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The Fund records interest or dividend expense on its liabilities with respect to securities sold short.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates.

7

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

June 30, 2018

(Unaudited)

These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

B. Federal Tax Cost:

As of the June 30, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$7,559,083

Gross unrealized appreciation	$316,780
Gross unrealized depreciation	(291,291)

Net unrealized appreciation	$25,489

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date August 24, 2018

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date August 24, 2018

*	Print the name and title of each signing officer under his or her signature.